UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-Q


        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY


                  Investment Company Act file number 811- 05201


                           Thornburg Investment Trust

               (Exact name of registrant as specified in charter)


                    c/o Thornburg Investment Management, Inc.
                2300 North Ridgetop Road, Santa Fe, New Mexico 87506

               (Address of principal executive offices) (Zip code)


      Garrett Thornburg, 2300 North Ridgetop Road, Santa Fe, New Mexico 87506

                     (Name and address of agent for service)


                  Registrant's telephone number, including area
                               code: 505-984-0200


                   Date of fiscal year end: September 30, 2009


                     Date of reporting period: June 30, 2009


Item 1. Schedule of Investments


The following quarterly schedules of investments are attached hereto, in order:

Thornburg Limited Term Municipal Fund
Thornburg California Limited Term Municipal Fund
Thornburg Intermediate Municipal Fund
Thornburg New Mexico Intermediate Municipal Fund
Thornburg New York Intermediate Municipal Fund
Thornburg Strategic Municipal Income Fund
Thornburg Limited Term U.S. Government Fund
Thornburg Limited Term Income Fund
Thornburg Value Fund
Thornburg International Value Fund
Thornburg Core Growth Fund
Thornburg Investment Income Builder Fund
Thornburg Global Opportunities Fund
Thornburg International Growth Fund
Thornburg Strategic Income Fund

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SCHEDULE OF INVESTMENTS                                                                                (UNAUDITED)

Thornburg Limited Term Municipal Fund                                                                 June 30, 2009

CUSIPS: CLASS A - 885-215-459, CLASS C - 885-215-442, CLASS I - 885-215-434
NASDAQ SYMBOLS: CLASS A - LTMFX, CLASS C - LTMCX, CLASS I - LTMIX
                                                                         Credit Rating+  Principal
Issuer-Description                                                        Moody's/S&P      Amount           Value

Alabama -- 0.90%
  Alabama Public Schools & College Authority, 5.75% due 8/1/2011            Aa2/AA     $  2,075,000  $    2,112,952
  Mobile GO Warrants, 4.50% due 8/15/2016                                    NR/NR        2,475,000       2,581,598
  Mobile  Industrial  Development PCR, 5.00% due 6/1/2034 put 3/19/2015
  (Alabama Power Co.)                                                        A2/A         6,000,000       6,178,980
  University  of  Alabama at  Birmingham  Hospital  Revenue,  5.25% due
  9/1/2017                                                                   A1/A+        2,500,000       2,619,875
  University  of  Alabama at  Birmingham  Hospital  Revenue,  5.00% due
  9/1/2018                                                                   A1/A+        1,500,000       1,530,870
Alaska -- 0.55%
  Alaska  Energy  Power  Authority,  6.00% due 7/1/2011  (Bradley  Lake
  Hydroelectric; Insured: FSA)                                              Aa3/AAA         955,000       1,018,374
  Alaska Municipal Bond Bank, 5.00% due 6/1/2014 (Insured: Natl-Re)          A1/A+        1,175,000       1,275,321
  Alaska Student Loan Corp., 5.25% due 1/1/2012 (Insured: FSA)              NR/AAA        3,000,000       3,174,240
  North Slope Boro GO, 5.00% due 6/30/2015 (Insured: Natl-Re)               A2/AA-        3,250,000       3,626,415
Arizona -- 3.29%
  Glendale IDA, 5.00% due 5/15/2015 (Midwestern University)                  NR/A-        1,000,000       1,044,130
  Glendale IDA, 5.00% due 5/15/2016 (Midwestern University)                  NR/A-        1,325,000       1,374,051
  Glendale IDA, 5.00% due 5/15/2017 (Midwestern University)                  NR/A-        1,440,000       1,484,338
  Glendale  Western  Loop  101  Public  Facilities  Corp.,   6.00%  due
  7/1/2019                                                                   A2/AA        2,200,000       2,310,308
  Maricopa  County IDA Health  Facilities  Revenue,  5.00% due 7/1/2016
  (Catholic Healthcare West)                                                 A2/A         2,355,000       2,360,228
  Maricopa  County IDA Health  Facilities  Revenue,  5.00% due 7/1/2038
  put 7/1/2014 (Catholic Healthcare West)                                    A2/A         7,500,000       7,609,275
  Maricopa County  Pollution  Control Corp. PCR, 5.50% due 5/1/2029 put
  5/1/2012 (Arizona Public Services Co.)                                    Baa2/BBB-    10,000,000      10,027,800
  Mohave County IDA, 5.00% due 4/1/2014  (Mohave  Prison LLC;  Insured:
  XLCA)(ETM)                                                                NR/AAA        3,135,000       3,541,829
  Mohave County IDA, 7.25% due 5/1/2015 (Mohave Prison LLC)                 NR/BBB+      12,000,000      12,589,800
  Navajo County PCR, 5.50% due 6/1/2034 put 6/1/2014                       Baa2/BBB-      1,200,000       1,207,632
  Navajo County PCR, 5.50% due 6/1/2034 put 6/1/2014                       Baa2/BBB-      2,600,000       2,616,536
  Navajo County PCR, 5.75% due 6/1/2034 put 6/1/2016                       Baa2/BBB-      5,600,000       5,570,712
  Pima County IDA, 6.40% due 7/1/2013 (Arizona Charter Schools)             Baa3/NR         745,000         700,740
  Pima County IDA Lease Obligation, 7.25% due 7/15/2010 (Insured: FSA)      Aa3/AAA         135,000         135,709
  Salt  River  Agricultural  Improvement  & Power  District,  5.00% due
  1/1/2020                                                                  Aa1/AA        1,205,000       1,214,001
  Show  Low IDA  Hospital,  5.25%  due  12/1/2010  (Navapache  Regional
  Medical Center; Insured: ACA)                                             NR/BBB        1,000,000       1,004,780
Arkansas -- 0.19%
  Jefferson County Hospital Improvement,  5.50% due 6/1/2010 (Jefferson
  Hospital Association)                                                      NR/A         1,000,000       1,026,750
  Jefferson County Hospital Improvement,  5.50% due 6/1/2011 (Jefferson
  Hospital Association)                                                      NR/A         1,075,000       1,120,967
  Little Rock Hotel & Restaurant GRT, 7.125% due 8/1/2009                    A3/NR          940,000         941,485
California -- 5.40%
  Calexico USD, 5.75% due 9/1/2013                                           NR/NR        2,390,000       2,426,615
  California HFA, 5.25% due 10/1/2013 (Kaiser Permanente) (ETM)             NR/AAA        2,620,000       2,654,977
  California HFA, 5.00% due 7/1/2028 (Catholic Healthcare)                   A2/A         2,000,000       2,042,560
  California  State  Department  of   Transportation   COP,  5.25%  due
  3/1/2016 (Insured: Natl-Re)                                                A3/A         1,000,000       1,002,890
  California  State  Department of Water Resources Power Supply,  5.50%
  due 5/1/2012                                                              Aa3/A+        2,600,000       2,848,326
  California  State  Department of Water Resources Power Supply,  6.00%
  due 5/1/2013                                                              Aa3/A+        2,550,000       2,812,624
  California  State  Department of Water Resources Power Supply,  0.70%
  due 5/1/2022 put 7/1/2009 (Insured: FSA) (daily demand notes)             Aa3/AAA      14,500,000      14,500,000
  California State GO, 5.15% due 12/1/2014 (Veterans Bonds)                 A2/AA-        1,000,000       1,012,190
  California  State GO, 0.80% due 5/1/2033 put 7/1/2009 (LOC: JP Morgan
  Chase Bank & West LB AG) (daily demand notes)                              Aaa/AA-       1,050,000       1,050,000
  California State Public Works Board,  5.00% due 9/1/2016  (Regents of
  University of California; Insured: FGIC)                                  Aa2/AA-       3,000,000       3,240,150
  California State Public Works Board,  5.00% due 9/1/2017  (Regents of
  University of California; Insured: FGIC)                                  Aa2/AA-       3,000,000       3,212,130
  California  State  Public  Works  Board  Lease,  5.50%  due  4/1/2018
  (General Services Department)                                              A3/A-        2,500,000       2,547,225
  California Statewide  Communities  Development  Authority,  5.00% due
  4/1/2019 (Kaiser Permanente)                                               NR/A+       12,000,000      12,763,920
  Corona Norco USD GO, 3.50% due 2/1/2010                                  NR/SP-1+       5,470,000       5,517,425
  Desert Sands USD COP, 5.25% due 3/1/2016                                   A2/A+        1,500,000       1,532,880
  Escondido USD GO, 5.60% due 11/1/2009 (Insured: Natl-Re) (ETM)             NR/A         1,250,000       1,271,050
  Golden  State  Tobacco   Securitization  Corp.,  5.50%  due  6/1/2043
  pre-refunded 6/1/2013                                                     Aaa/AAA       2,000,000       2,234,540
  Inland Valley Development Agency, 5.25% due 4/1/2013                       NR/A         2,000,000       2,025,620
  Inland Valley Development Agency, 5.50% due 4/1/2014                       NR/A         2,000,000       2,016,260
  Los Angeles  Convention & Exhibition  Center Authority Lease Revenue,
  5.00% due 8/15/2018                                                       A1/AA-        2,000,000       2,064,240
  Los Angeles USD GO, 5.00% due 7/1/2018 (Insured: FSA)                     Aa3/AAA       4,000,000       4,275,880
  Modesto Health  Facilities,  6.00% due 6/1/2018  (Memorial  Hospitals
  Association; Insured: Natl-Re)                                            Aa3/A+        1,300,000       1,301,417
  Newport  Beach  Revenue,  5.00%  due  12/1/2038  put  2/7/2013  (Hoag
  Memorial Hospital)                                                        Aa3/AA        3,000,000       3,159,720
  San Joaquin  Delta  Community  College  District  GO, 0% due 8/1/2019
  (Insured: FSA)                                                            Aa3/AAA       7,600,000       4,592,072
  San Luis & Delta-Mendota  Water Authority,  4.50% due 3/1/2014 (Water
  Utility Improvements)                                                      NR/A+        3,900,000       3,953,079
  Tuolumne Wind Project  Authority,  5.00% due 1/1/2018
  (Tuolumne Co.) (1)                                                         A1/A+        2,000,000       2,057,180
  Tuolumne Wind Project  Authority,  5.00% due 1/1/2019
  (Tuolumne Co.) (1)                                                         A1/A+        2,000,000       2,031,760
Colorado -- 2.50%
  Adams  County  Platte  Valley  Medical  Center,  5.00%  due  2/1/2015
  (Brighton Community Hospital Association; Insured: FHA, Natl-Re)           NR/A         1,530,000       1,592,883
  Adams  County  Platte  Valley  Medical  Center,  5.00%  due  8/1/2015
  (Brighton Community Hospital Association; Insured: FHA, Natl-Re)           NR/A         1,565,000       1,630,292
  Central Platte Valley  Metropolitan  District GO, 5.00% due 12/1/2031
  put 12/1/2009 (LOC: BNP Paribas)                                           NR/AA       12,400,000      12,559,216
  Colorado Educational & Cultural Facilities, 6.00% due 6/1/2011             A3/A           710,000         725,229
  Colorado Health  Facilities  Authority  Revenue,  5.50% due 10/1/2038
  put 11/12/2015 (Catholic Health Initiatives)                              Aa2/AA        1,000,000       1,054,940
  Denver  City  and  County  Airport   System,   5.00%  due  11/15/2016
  (Insured: Natl-Re)                                                         A1/A+        1,515,000       1,619,444
  Denver  City  and  County  Airport   System,   5.00%  due  11/15/2017
  (Insured: Natl-Re)                                                         A1/A+        1,000,000       1,058,550
  Denver Convention Center Hotel, 5.25% due 12/1/2014 (Insured: XLCA)      Baa3/BBB-      3,450,000       3,250,935
  E-470 Public Highway Authority Capital Appreciation,  0% due 9/1/2014
  (Insured: Natl-Re)                                                        Baa1/A        1,910,000       1,400,718
  Park  Creek  Metropolitan  District,  5.00% due  12/1/2015  (Insured:
  Assured Guaranty)                                                         NR/AAA        1,000,000       1,037,620
  Park  Creek  Metropolitan  District,  5.00% due  12/1/2016  (Insured:
  Assured Guaranty)                                                         NR/AAA        1,035,000       1,062,045
  Park  Creek  Metropolitan  District,  5.00% due  12/1/2017  (Insured:
  Assured Guaranty)                                                         NR/AAA        1,525,000       1,544,703
  Park  Creek  Metropolitan  District,  5.50% due  12/1/2018  (Insured:
  Assured Guaranty)                                                         NR/AAA        1,200,000       1,244,304
  Park  Creek  Metropolitan  District,  5.50% due  12/1/2019  (Insured:
  Assured Guaranty)                                                         NR/AAA        1,000,000       1,031,570
  Plaza   Metropolitan   District,   7.125%   due   12/1/2010   (Public
  Improvement Fee/Tax Increment)                                             NR/NR        4,210,000       4,173,794
  Plaza Metropolitan District,  7.60% due 12/1/2016 (Public Improvement
  Fee/Tax Increment)                                                         NR/NR        6,000,000       5,613,060
  Southlands    Metropolitan   District   GO,   6.75%   due   12/1/2016
  pre-refunded 12/1/2014                                                    NR/AAA        1,000,000       1,160,240
Connecticut -- 0.12%
  Connecticut   Development  Authority  PCR,  5.75%  due  6/1/2026  put
  2/1/2012                                                                  Baa2/NR       1,000,000       1,001,360
  Connecticut  Health & Educational  Facilities,  3.50% due  11/15/2029
  put 2/1/2012 (Ascension Health)                                            NR/AA        1,000,000       1,011,490
Delaware -- 0.24%
  Delaware  EDA,  5.50% due  7/1/2025 put  7/1/2010  (Delmarva  Power &
  Light)                                                                   Baa2/BBB       2,045,000       2,122,772
  Delaware HFA, 5.25% due 6/1/2011 (Beebe Medical Center)                  Baa1/BBB+      1,275,000       1,283,861
  Delaware  HFA,  5.25%  due  5/1/2012  (Nanticoke  Memorial  Hospital;
  Insured: Radian)                                                          NR/BBB-         670,000         656,727
District Of Columbia -- 1.96%
  District of Columbia GO, 6.00% due 6/1/2018 (Insured: Natl-Re)             A1/A+        5,000,000       5,596,500
  District  of  Columbia   Convention  Center   Authority,   5.00%  due
  10/1/2013 (Washington Convention Center; Insured: AMBAC)                   A2/A         3,000,000       3,139,980
  District of Columbia COP, 5.25% due 1/1/2013 (Insured: AMBAC)              NR/A         5,950,000       6,293,672
  District of Columbia COP, 5.25% due 1/1/2015 (Insured: FGIC)               A2/A         2,875,000       3,061,156
  District of Columbia COP, 5.25% due 1/1/2016 (Insured: FGIC)               A2/A         4,125,000       4,378,894
  District of Columbia COP, 5.00% due 1/1/2019 (Insured: Natl-Re)            A2/A         5,000,000       5,052,500
  District  of  Columbia  Tax  Increment,  0%  due  7/1/2009  (Mandarin
  Oriental; Insured: FSA)                                                   Aa3/AAA       2,000,000       1,999,900
  District  of  Columbia  Tax  Increment,  0%  due  7/1/2011  (Mandarin
  Oriental; Insured: FSA)                                                   Aa3/AAA       1,990,000       1,891,535
  District  of  Columbia  Tax  Increment,  0%  due  7/1/2012  (Mandarin
  Oriental; Insured: FSA)                                                   Aa3/AAA       1,480,000       1,355,413
Florida -- 10.82%
  Broward County Airport Systems, 5.00% due 10/1/2014 (Insured: AMBAC)      Aa3/A+        4,000,000       4,309,680
  Broward County Port Facilities, 5.00% due 9/1/2013 (1)                     A2/A-        2,000,000       2,112,400
  Broward County Port Facilities, 5.50% due 9/1/2018 (1)                     A2/A-        3,500,000       3,642,870
  Broward County Port Facilities, 5.50% due 9/1/2019 (1)                     A2/A-        2,800,000       2,878,848
  Broward County Resource Recovery,  5.375% due 12/1/2009 (Wheelabrator
  South)                                                                     A3/AA        5,000,000       5,067,400
  Broward  County School Board COP, 5.25% due 7/1/2016  (Insured:  FSA)
  (2)                                                                       Aa3/AAA       7,630,000       8,193,018
  Broward County School Board COP, 5.00% due 7/1/2017 (Insured: FGIC)        A1/A+        1,000,000       1,034,310
  Capital Projects  Finance  Authority,  5.50% due 10/1/2012  (Insured:
  Natl-Re)                                                                  Baa1/A        1,820,000       1,802,783
  Capital Projects  Finance  Authority,  5.50% due 10/1/2015  (Insured:
  Natl-Re)                                                                  Baa1/A        3,260,000       3,065,606
  Capital  Trust Agency Multi Family  Housing,  5.15% due 11/1/2030 put
  11/1/2010 (Shadow Run; Collateralized: FNMA)                              Aaa/NR        3,190,000       3,323,150
  Crossings  at  Fleming  Island  Community   Development,   5.45%  due
  5/1/2010 (Insured: Natl-Re)                                               Baa1/A          825,000         830,709
  Escambia County HFA, 5.125% due 10/1/2014  (Baptist  Hospital/Baptist
  Manor)                                                                   Baa1/BBB-      2,755,000       2,690,423
  Escambia  County  HFA,  5.00% due  11/1/2028  pre-refunded  11/1/2010
  (Charity Obligated Group)                                                 Aaa/NR        2,540,000       2,574,772
  Flagler County School Board COP, 5.00% due 8/1/2014 (Insured: FSA)        Aa3/AAA       1,605,000       1,723,433
  Flagler County School Board COP, 5.00% due 8/1/2015 (Insured: FSA)        Aa3/AAA       1,500,000       1,601,640
  Florida Hurricane Catastrophe Series A, 5.00% due 7/1/2014                Aa3/AA-      11,000,000      11,300,960
  Florida State Board of Education Lottery Revenue,  5.00% due 7/1/2016
  (Insured: Natl-Re/FGIC)                                                   A2/AAA        5,000,000       5,004,750
  Florida State  Correctional  Privatization  Commission COP, 5.00% due
  8/1/2015 (Insured: AMBAC)                                                 Aa2/AA+       2,000,000       2,106,580
  Florida  State  Department  of  Children  & Families  COP,  5.00% due
  10/1/2012                                                                 NR/AA+          770,000         828,628
  Florida  State  Department  of  Children  & Families  COP,  5.00% due
  10/1/2014                                                                 NR/AA+          905,000         977,463
  Florida  State  Department  of  Children  & Families  COP,  5.00% due
  10/1/2015                                                                 NR/AA+          925,000         993,394
  Florida State Department of Transportation, 5.00% due 7/1/2018            Aa1/AAA       3,000,000       3,265,350
  Florida State Division Bond Finance (Environmental
  Preservation 2000), 5.375% due 7/1/2011 (Insured: Natl-Re/FGIC)           A1/AA-        2,515,000       2,546,991
  Gainesville  Utilities  Systems  Revenue,  1.15%  due  10/1/2026  put
  7/1/2009 (SPA: Suntrust Bank) (daily demand notes)                        Aa2/AA        3,500,000       3,500,000
  Gainesville  Utilities  Systems  Revenue,  1.15%  due  10/1/2026  put
  7/1/2009 (SPA: Suntrust Bank) (daily demand notes)                        Aa2/AA        9,000,000       9,000,000
  Hillsborough County Assessment, 5.00% due 3/1/2015 (Insured: FGIC)         A3/A+        5,000,000       5,067,100
  Hillsborough  County IDA PCR,  5.10% due  10/1/2013  (Tampa  Electric
  Co.)                                                                     Baa1/BBB       6,410,000       6,495,702
  Hillsborough  County  IDA PCR,  5.00%  due  12/1/2034  put  3/15/2012
  (Tampa Electric Co.; Insured: AMBAC)                                     Baa1/BBB       3,250,000       3,302,130
  Hollywood  Community   Redevelopment   Agency,   5.00%  due  3/1/2016
  (Insured: XLCA)                                                           Baa1/NR       2,000,000       1,916,860
  Hollywood  Community   Redevelopment   Agency,   5.00%  due  3/1/2017
  (Insured: XLCA)                                                           Baa1/NR       2,000,000       1,882,080
  JEA,  5.25% due 10/1/2012  (St.  John's River Park Systems)               Aa2/AA-       5,000,000       5,345,750
  JEA, 5.00% due 10/1/2014                                                  Aa3/A+        7,165,000       7,690,553
  JEA Water & Sewer Systems Revenue, 5.00% due 10/1/2018                    Aa3/AA-       1,500,000       1,583,235
  Marion  County  Hospital   District,   5.00%  due  10/1/2015  (Munroe
  Regional Health Systems)                                                   A3/NR        1,000,000         971,190
  Miami Dade County GO, 5.25% due 7/1/2018 (Building Better Communities)    Aa3/AA-       4,540,000       4,866,153
  Miami  Dade  County  Educational  Facilities  Authority,   5.00%  due
  4/1/2016 (University of Miami; Insured: AMBAC)                             A2/A-        3,000,000       3,170,010
  Miami Dade County  School  Board COP,  5.00% due  5/1/2014  (Insured:
  Natl-Re)                                                                   A3/A         1,000,000       1,047,550
  Miami Dade County  School Board COP,  5.00% due  10/1/2015  (Insured:
  AMBAC)                                                                     A3/A         1,000,000       1,042,690
  Miami Dade County  School Board COP,  5.00% due  10/1/2016  (Insured:
  AMBAC)                                                                     A3/A         1,000,000       1,032,460
  Miami Dade County  School Board COP,  5.50% due 5/1/2030 put 5/1/2011
  (Insured: Natl-Re)                                                         A3/A         1,010,000       1,072,277
  Miami Dade County School  District GO, 5.375% due 8/1/2015  (Insured:
  FSA)                                                                      Aa3/AAA       5,000,000       5,338,450
  Miami Dade County Special  Housing,  5.80% due 10/1/2012 (HUD Section
  8)                                                                        Baa3/NR       2,480,000       2,626,047
  Miami GO, 5.00% due 1/1/2017 (Homeland Defense/Neighborhood Capital
  Improvements)                                                              A3/A         1,245,000       1,274,706
  Miami GO, 5.00% due 1/1/2018 (Homeland Defense/Neighborhood Capital
  Improvements)                                                              A3/A         2,040,000       2,063,950
  Miami GO, 5.00% due 1/1/2019 (Homeland Defense/Neighborhood Capital
  Improvements)                                                              A3/A         1,870,000       1,875,610
  Miami  Street  Sidewalk  Improvement,  5.00% due  1/1/2018  (Insured:
  Natl-Re)                                                                   A3/A         1,970,000       2,071,632
  Orange County HFA, 5.80% due 11/15/2009 (Adventist Health) (ETM)           A1/NR        1,395,000       1,423,249
  Palm  Beach  County  Public  Improvement,  5.00%  due  11/1/2030  put
  11/1/2011 (Convention Center; Insured: FGIC)                              Aa1/AA+       3,000,000       3,128,970
  Palm Beach  County  School Board COP,  5.00% due  8/1/2025  (Insured:
  FGIC)                                                                     A1/AA-        1,500,000       1,540,875
  Pelican  Marsh  Community  Development  District,  5.00% due 5/1/2011
  (Insured: Radian)                                                          NR/AA        1,110,000       1,082,816
  Port Everglades Authority, 5.00% due 9/1/2016 (Insured: FSA)              Aa3/AAA       4,990,000       5,039,850
  Putnam  County  Development  Authority  PCR,  5.35% due 3/15/2042 put
  5/1/2018 (Seminole Project; Insured: AMBAC)                               Baa1/A-      10,000,000       9,983,200
  South Miami HFA, 5.00% due 8/15/2016 (Baptist Health)                     Aa3/AA-       1,560,000       1,615,864
  South Miami HFA, 5.00% due 8/15/2017 (Baptist Health)                     Aa3/AA-       4,610,000       4,772,779
  St. John's County IDA, 5.50% due 8/1/2014 (Presbyterian Retirement)        NR/NR        2,755,000       2,602,979
  Tampa  Sports  Authority  Revenue,  5.75% due  10/1/2015  (Tampa  Bay
  Arena; Insured: Natl-Re)                                                  Baa1/A        1,500,000       1,564,485
  University of Central Florida  Athletics  Association Inc. COP, 5.00%
  due 10/1/2016 (Insured: FGIC)                                              NR/A         1,640,000       1,632,981
Georgia -- 2.75%
  Atlanta  Tax  Allocation,  5.25%  due  12/1/2016  (Atlantic  Station;
  Insured: Assured Guaranty)                                                Aa2/AAA       3,850,000       4,117,922
  Atlanta Water & Wastewater Revenue, 6.00% due 11/1/2019                   Baa1/A        5,650,000       5,820,573
  Burke County PCR,  4.375% due 10/1/2032 put 4/1/2010  (Georgia  Power
  Co.)                                                                       A2/A         5,000,000       5,127,900
  Burke County PCR, 4.75% due 1/1/2039 put 4/1/2011  (Oglethorpe Power;
  Insured: Natl-Re)                                                          A3/AA       10,000,000      10,302,300
  Lagrange  Troup  County  Hospital   Authority  Series  A,  5.00%  due
  7/1/2018                                                                   A1/A+        2,500,000       2,639,925
  Main Street Natural Gas Inc., 5.00% due 3/15/2013 (Merrill Lynch)          A2/A         1,500,000       1,434,630
  Main Street Natural Gas Inc., 5.00% due 3/15/2014 (JP Morgan)             Aa3/A+        3,000,000       2,957,040
  Main Street Natural Gas Inc., 5.00% due 3/15/2014 (Merrill Lynch)          A2/A         3,590,000       3,391,150
  Main Street Natural Gas Inc., 5.00% due 3/15/2015 (Merrill Lynch)          A2/A         2,000,000       1,864,940
  Monroe  County   Development   Authority   PCR,  6.75%  due  1/1/2010
  (Oglethorpe Power; Insured: Natl-Re) (2)                                   A3/A         2,000,000       2,052,680
  Monroe  County   Development   Authority   PCR,  6.80%  due  1/1/2012
  (Oglethorpe Power; Insured: Natl-Re)                                       A3/A         1,000,000       1,104,050
  Monroe  County  Development  Authority  PCR,  4.50% due  7/1/2025 put
  4/1/2011 (Georgia Power Co.)                                               A2/A         5,000,000       5,043,750
Guam -- 0.76%
  Guam Educational  Financing Foundation COP, 5.00% due 10/1/2010 (Guam
  Public Schools)                                                            NR/A-        1,000,000       1,011,580
  Guam Government Limited Obligation Revenue, 5.25% due 12/1/2016           NR/BBB-       5,610,000       5,691,289
  Guam Government Limited Obligation Revenue, 5.25% due 12/1/2017           NR/BBB-       2,000,000       1,996,820
  Guam Government Limited Obligation Revenue, 5.50% due 12/1/2018           NR/BBB-       3,000,000       3,001,800
  Guam Government Limited Obligation Revenue, 5.50% due 12/1/2019           NR/BBB-       1,000,000         993,380
Hawaii -- 0.42%
  Hawaii  State  Department  of Budget &  Finance,  4.95% due  4/1/2012
  (Hawaiian Electric Company; Insured: Natl-Re)                             Baa1/A        6,750,000       7,035,390
Idaho -- 0.16%
  Twin Falls Urban Renewal Agency, 4.95% due 8/1/2014                        NR/NR        1,640,000       1,497,959
  Twin Falls Urban Renewal Agency, 5.15% due 8/1/2017                        NR/NR        1,455,000       1,234,306
Illinois -- 9.46%
  Bolingbrook GO, 0% due 1/1/2016 (Insured: Natl-Re)                         A2/NR        1,500,000       1,162,800
  Bolingbrook GO, 0% due 1/1/2017 (Insured: Natl-Re)                         A2/NR        2,000,000       1,456,200
  Broadview Tax Increment Revenue, 5.375% due 7/1/2015                       NR/NR        3,400,000       3,217,216
  Chicago Board of Education GO, 5.00% due 12/1/2018 (Insured: Natl-Re)     A1/AA-        1,000,000       1,077,000
  Chicago Board of Education GO, 6.00% due 12/1/2009 (Insured: FGIC)        A1/AA-        2,000,000       2,042,620
  Chicago  Capital  Appreciation,   0%  due  1/1/2016  (City  Colleges;
  Insured: FGIC)                                                            Aa3/AA-       2,670,000       2,118,485
  Chicago Gas Supply,  4.75% due  3/1/2030 put  6/30/2014  (Peoples Gas
  Light & Coke)                                                              A2/A-        1,500,000       1,524,240
  Chicago GO, 6.125% due 1/1/2012 (Insured: AMBAC)                          Aa3/AA-       1,000,000       1,100,470
  Chicago GO, 5.375% due 1/1/2013 (Insured: Natl-Re) (2)                    Aa3/AA-       2,725,000       2,906,757
  Chicago GO, 5.40% due 1/1/2018 (Insured: FSA)                             Aa3/AAA       3,000,000       3,021,600
  Chicago GO, 0.85% due 1/1/2040 put 7/8/2009  (Insured:  FSA/SPA-Dexia
  Credit Local) (weekly demand notes)                                       Aa3/AAA      27,900,000      27,900,000
  Chicago Housing Authority Capital Program, 5.25% due 7/1/2010 (ETM)       Aaa/NR        2,300,000       2,409,848
  Chicago  Housing  Authority  Capital  Program,   5.00%  due  7/1/2015
  (Insured: FSA)                                                            Aa3/AAA       8,460,000       9,108,459
  Chicago  Housing  Authority  Capital  Program,   5.00%  due  7/1/2016
  (Insured: FSA)                                                            Aa3/AAA       2,000,000       2,137,480
  Chicago Metropolitan Water Reclamation  District,  7.00% due 1/1/2011
  (ETM)                                                                     Aaa/NR          735,000         776,307
  Chicago Midway Airport, 5.50% due 1/1/2013 (Insured: Natl-Re)              A2/A         1,180,000       1,281,492
  Chicago Park District Parking Facility, 5.75% due 1/1/2010 (ETM)          Baa1/NR       1,000,000       1,026,840
  Cook County GO, 6.25% due 11/15/2013 (Insured: Natl-Re)                   Aa3/AA        3,995,000       4,628,767
  Cook  County  Community  Consolidated  School  District  GO,  0%  due
  12/1/2010 (Insured: FSA)                                                  Aa3/NR        2,000,000       1,964,380
  Cook County  Community  Consolidated  School  District  GO, 9.00% due
  12/1/2016 (Tinley Park; Insured: FGIC)                                     A1/NR        2,500,000       3,347,850
  Cook County  Community  School  District GO, 9.00% due 12/1/2013 (Oak
  Park; Insured: FGIC)                                                      Aa3/NR        2,250,000       2,816,752
  Du  Page  County  Forest  Preservation  District GO,  0%  due
  11/1/2009 (Partial ETM)                                                   Aaa/AAA       5,000,000       4,988,000
  Illinois  DFA,  6.00%  due  11/15/2009  (Adventist  Health;  Insured:
  Natl-Re)                                                                  Baa1/AA       3,635,000       3,669,133
  Illinois  DFA,  6.00%  due  11/15/2010  (Adventist  Health;  Insured:
  Natl-Re)                                                                  Baa1/AA       3,860,000       3,975,144
  Illinois  DFA,  6.00%  due  11/15/2011  (Adventist  Health;  Insured:
  Natl-Re)                                                                  Baa1/AA       1,000,000       1,035,220
  Illinois DFA Community Rehab Providers, 6.00% due 7/1/2015                NR/BBB-       1,000,000         995,530
  Illinois  Educational  Facilities,  4.75% due  3/1/2030  put 3/1/2017
  (Art Institute of Chicago)                                                 A1/A+        2,625,000       2,772,787
  Illinois  Educational  Facilities,  5.00% due  3/1/2030  put 3/1/2017
  (Art Institute of Chicago)                                                 A1/A+        3,000,000       3,022,020
  Illinois  Educational  Facilities,  5.25% due  3/1/2034  put 3/1/2018
  (Art Institute of Chicago)                                                 A1/A+        3,500,000       3,561,670
  Illinois  Educational  Facilities,  4.15% due 11/1/2036 put 11/1/2012
  (Field Museum)                                                             A2/A         5,250,000       5,181,592
  Illinois  Educational  Facilities,  4.30% due 11/1/2036 put 11/1/2013
  (Field Museum)                                                             A2/A         3,000,000       2,941,980
  Illinois  Finance  Authority,  5.00% due 11/1/2017  (Rush  University
  Medical Center; Insured: Natl-Re)                                          A3/A         1,000,000         984,420
  Illinois Finance Authority, 5.50% due 11/1/2018 (Advocate Health)         Aa3/AA        1,000,000       1,047,510
  Illinois  Finance  Authority,   3.875%  due  11/1/2030  put  5/1/2012
  (Advocate Health)                                                         Aa3/AA        2,000,000       2,013,920
  Illinois Finance Authority Student Housing, 5.00% due 5/1/2014            Baa3/NR       3,895,000       3,708,157
  Illinois HFA, 6.50% due 2/15/2010 (Iowa Health System) (ETM)              Aa3/NR        1,465,000       1,500,966
  Illinois  HFA,  6.00% due  2/15/2011  (Iowa Health  System;  Insured:
  AMBAC) (ETM)                                                              Aa3/BBB       1,560,000       1,624,662
  Illinois  HFA,  5.50%  due  11/15/2011   (Methodist  Medical  Center;
  Insured: Natl-Re)                                                          A2/A         3,000,000       3,013,830
  Illinois  HFA,  5.375%  due  7/1/2017  (Loyola  University;  Insured:
  Natl-Re)                                                                  Baa1/A        7,085,000       6,985,527
  Illinois HFA, 6.00% due 7/1/2017 (Lake Forest Hospital)                    A3/A-        1,500,000       1,530,465
  Illinois Hospital District GO, 5.50% due 1/1/2010 (Insured: FGIC)          NR/A         1,040,000       1,049,547
  Kane County  Forest  Preservation  District GO, 5.00% due  12/15/2015
  (Insured: FGIC)                                                            NR/AA        2,780,000       3,119,466
  Kane  County  Waubonsee   Community   College  District  GO,  0%  due
  12/15/2013 (Insured: FGIC)                                                Aa3/AA-       3,000,000       2,503,350
  Lake County  Community  High  School  District  GO, 0% due  12/1/2011
  (Insured: FGIC)                                                            NR/NR        3,235,000       3,000,107
  McHenry & Kane Counties  Community  Consolidated  School District GO,
  0% due 1/1/2010 (Insured: FGIC)                                            NR/A         1,000,000         987,640
  McHenry & Kane Counties  Community  Consolidated  School District GO,
  0% due 1/1/2012 (Insured: FGIC)                                            NR/A         2,200,000       2,022,988
  Metropolitan Pier & Exposition  Authority Dedicated State Tax, 0% due
  6/15/2013 (McCormick Place; Insured: Natl-Re)                             A2/AAA        1,045,000         915,305
  Metropolitan Pier & Exposition  Authority Dedicated State Tax, 0% due
  6/15/2016 (McCormick Place; Insured: FGIC)                                 A2/A        11,295,000       8,510,782
  Quincy Illinois, 5.00% due 11/15/2014 (Blessing Hospital)                  A3/A-        1,000,000       1,002,420
  Quincy Illinois, 5.00% due 11/15/2016 (Blessing Hospital)                  A3/A-        1,000,000         982,120
  Southwestern  Illinois  Development  Authority,  5.125% due 8/15/2016
  (Anderson Hospital)                                                      Baa2/BBB       2,160,000       2,048,566
Indiana -- 5.22%
  Allen County  Economic  Development,  5.60% due  12/30/2009  (Indiana
  Institute of Technology)                                                   NR/NR          390,000         391,942
  Allen County  Economic  Development,  5.00% due  12/30/2012  (Indiana
  Institute of Technology)                                                   NR/NR        1,370,000       1,336,147
  Allen County Jail Building Corp. First Mortgage,  5.75% due 10/1/2010
  (ETM)                                                                     Aa3/NR        1,115,000       1,186,984
  Allen County Jail Building Corp. First Mortgage,  5.00% due 10/1/2014
  (Insured: XLCA)                                                           Aa3/NR        1,000,000       1,086,950
  Allen County Jail Building Corp. First Mortgage,  5.00% due 10/1/2015
  (Insured: XLCA)                                                           Aa3/NR        1,480,000       1,604,749
  Allen County Jail Building Corp. First Mortgage,  5.00% due 10/1/2016
  (Insured: XLCA)                                                           Aa3/NR        1,520,000       1,630,641
  Allen County Redevelopment District, 5.00% due 11/15/2016                  A3/NR        1,000,000       1,051,530
  Ball State  University  Student  Fee,  5.75% due  7/1/2012  (Insured:
  FGIC)                                                                      A1/A+        1,000,000       1,084,710
  Boonville  Junior High School  Building Corp., 0% due 7/1/2010 (State
  Aid Withholding)                                                           NR/A           850,000         823,446
  Boonville  Junior High School  Building Corp., 0% due 1/1/2011 (State
  Aid Withholding)                                                           NR/A           850,000         805,622
  Boonville  Junior High School  Building Corp., 0% due 7/1/2011 (State
  Aid Withholding)                                                           NR/A           950,000         883,092
  Brownsburg 1999 School Building Corp.,  5.00% due 8/1/2018  (Insured:
  FSA/State Aid Withholding)                                                Aa3/AAA       1,250,000       1,329,387
  Carmel  Redevelopment  Authority,  0% due 2/1/2015  (Performing  Arts
  Center)                                                                   Aa2/AA        1,575,000       1,293,863
  Center Grove Building  Corp.,  5.00% due 7/15/2010  (Insured:  AMBAC)
  (ETM)                                                                     NR/AA+        1,135,000       1,187,812
  Eagle Union Middle School Building Corp., 5.50% due 7/15/2009 (ETM)       NR/AA-          910,000         911,957
  Evansville Vanderburgh, 5.00% due 7/15/2014 (Insured: AMBAC)               NR/A+        1,000,000       1,067,330
  Evansville Vanderburgh, 5.00% due 7/15/2015 (Insured: AMBAC)               NR/A+        1,000,000       1,062,560
  Huntington   Economic   Development,   6.20%  due  11/1/2010  (United
  Methodist Memorial)                                                        NR/NR          605,000         602,356
  Indiana Bond Bank, 4.80% due 2/1/2014                                     NR/AAA        4,060,000       4,088,055
  Indiana Bond Bank, 5.25% due 10/15/2016 (Special Gas Program)             Aa3/NR        1,500,000       1,461,960
  Indiana  Health  Facilities,   3.625%  due  11/15/2036  put  8/1/2011
  (Ascension Health)                                                         NR/NR        3,955,000       4,026,071
  Indiana  Multi  School  Building  Corp.  First  Mortgage,  5.00%  due
  7/15/2016 (Insured: Natl-Re)                                              Baa1/AA       5,000,000       5,452,700
  Indiana State Educational  Facilities Authority,  5.75% due 10/1/2009
  (University of Indianapolis)                                               NR/A-          670,000         675,789
  Indiana State Finance Authority Revenue,  4.90% due
  1/1/2016 (Indianapolis Power & Light Co.)                                 Baa1/BBB     11,650,000      11,514,743
  Indiana State Finance Authority  Revenue,  5.00% due 7/1/2011 (Wabash
  Correctional Facilities)                                                  Aa2/AA+       1,390,000       1,476,833
  Indiana  State  Finance   Authority   Revenue,   5.00%  due  7/1/2016
  (Forensic & Health Science; Insured: Natl-Re)                             Aa2/AA+       1,030,000       1,109,310
  Indiana State Finance Authority  Revenue,  5.25% due 7/1/2018 (Wabash
  Correctional Facilities)                                                  Aa2/AA+       1,000,000       1,083,500
  Indiana  State  Finance   Authority   Revenue,   5.25%  due  7/1/2018
  (Rockville Correctional Facilities)                                       Aa2/AA+       2,150,000       2,329,525
  Indiana State Finance Authority Revenue, 5.00% due 11/1/2018              Aa3/AA+       2,000,000       2,149,600
  Indianapolis  Local  Public  Improvement  Bond Bank,  5.00%  due
  1/1/2015 (Waterworks; Insured: Natl-Re)                                   A1/AA-        1,000,000       1,077,600
  Indianapolis  Local  Public  Improvement  Bond Bank,  5.00%  due
  7/1/2015 (Waterworks; Insured: Natl-Re)                                   A1/AA-        1,000,000       1,080,580
  Indianapolis  Local  Public  Improvement  Bond Bank,  5.00%  due
  7/1/2016 (Insured: FGIC)                                                  Aa2/AA        1,030,000       1,110,680
  Knox Middle School Building Corp.  First  Mortgage,  0% due 1/15/2020
  (Insured: FGIC)                                                            NR/A         1,295,000         684,330
  Madison Schools Lydia Middleton  Building Corp.,  5.00% due 7/15/2014
  (Insured: FGIC)                                                           NR/AA+        1,200,000       1,338,792
  Madison Schools Lydia Middleton  Building Corp.,  5.00% due 7/15/2015
  (Insured: FGIC)                                                           NR/AA+        1,250,000       1,395,462
  Mount Vernon of Hancock  County First  Mortgage,  5.00% due 7/15/2013
  (Insured: Natl-Re)                                                        Baa1/A+       1,055,000       1,146,215
  Mount Vernon of Hancock  County First  Mortgage,  5.00% due 7/15/2014
  (Insured: Natl-Re)                                                        Baa1/A+       1,135,000       1,233,268
  Mount Vernon of Hancock  County First  Mortgage,  5.00% due 7/15/2015
  (Insured: Natl-Re)                                                        Baa1/A+       1,140,000       1,236,900
  Noblesville  Redevelopment  Authority,   5.00%  due  8/1/2016  (146th
  Street Extension A)                                                       NR/AA-        1,660,000       1,772,681
  Perry Township Multi School Building Corp.,  5.00% due 7/10/2014
  (Insured: FSA)                                                            Aa3/NR        2,130,000       2,360,232
  Peru Community  School Corp.  First Mortgage,  0% due 7/1/2010 (State
  Aid Withholding)                                                           NR/A           835,000         808,915
  Plainfield  Community  High School  Building  Corp.  First  Mortgage,
  5.00% due 1/15/2015 (Insured: FGIC)                                        NR/A         1,445,000       1,563,519
  Rockport  PCR,  6.25% due  6/1/2025 put  6/2/2014  (Indiana  Michigan
  Power Co.)                                                                NR/BBB        1,000,000       1,028,870
  Rockport  PCR,  6.25% due  6/1/2025 put  6/2/2014  (Indiana  Michigan
  Power Co.)                                                                NR/BBB        4,100,000       4,218,367
  South Bend  Community  School  Building  Corp.,  5.00% due  7/15/2016
  (Insured: FGIC State Aid Withholding)                                     NR/AA+        1,785,000       1,973,085
  Warren Township Vision 2005, 5.00% due 7/10/2015 (Insured: FGIC)          NR/AA+        2,095,000       2,320,003
  Wawasee  Community School Corp.  First Mortgage,  5.50% due 7/15/2010
  (State Aid Withholding) (ETM)                                             NR/AA+          995,000       1,046,780
  Wawasee  Community School Corp.  First Mortgage,  5.50% due 7/15/2011
  (State Aid Withholding) (ETM)                                             NR/AA+        1,095,000       1,194,262
  West Clark  School  Building  Corp.,  5.25% due  1/15/2014  (Insured:
  Natl-Re)                                                                 Baa1/AA+       1,335,000       1,493,197
  West Clark School Building Corp. First Mortgage,  5.75% due 7/15/2011
  (State Aid Withholding)                                                   NR/AA+        2,080,000       2,260,107
Iowa -- 1.05%
  Ankeny  Community  School  District  Sales & Services Tax,  5.00% due
  7/1/2010                                                                  NR/AA-        2,900,000       3,011,012
  Des Moines  Limited  Obligation,  4.40% due  12/1/2015  put 12/1/2011
  (Des Moines Parking Associates; LOC: Wells Fargo Bank)                     NR/NR        2,535,000       2,537,053
  Dubuque Community School District, 5.00% due 1/1/2013                      A3/NR        1,600,000       1,610,880
  Dubuque Community School District, 5.00% due 7/1/2013                      A3/NR        1,640,000       1,650,266
  Iowa Finance Authority, 6.50% due 2/15/2010 (Iowa Health Services)        Aa3/NR        2,955,000       3,027,752
  Iowa Finance Authority, 5.75% due 12/1/2010 (Trinity Health)              Aa2/AA        2,260,000       2,325,721
  Iowa Finance Authority,  6.00% due 2/15/2011  pre-refunded  2/15/2010
  (Iowa Health Services; Insured: AMBAC)                                    NR/BBB        3,145,000       3,282,720
Kansas -- 0.84%
  Burlington  Environmental   Improvement,   5.00%  due  12/1/2023  put
  4/1/2011 (Kansas City Power & Light; Insured: XLCA)                       A3/BBB+       1,500,000       1,521,885
  Burlington  Environmental   Improvement,   5.374%  due  9/1/2035  put
  4/1/2013 (Kansas City Power & Light; Insured: FGIC)                       Baa1/A       12,400,000      12,522,512
Kentucky -- 0.98%
  Kentucky  Economic  DFA,  5.35%  due  10/1/2009  (Norton  Healthcare;
  Insured: Natl-Re) (ETM)                                                    NR/A         2,835,000       2,867,914
  Kentucky  Economic  DFA,  5.35%  due  10/1/2009  (Norton  Healthcare;
  Insured: Natl-Re)                                                         Baa1/A        4,565,000       4,580,065
  Kentucky  Economic  DFA,  5.40%  due  10/1/2010  (Norton  Healthcare;
  Insured: Natl-Re) (ETM)                                                    NR/A         3,775,000       3,982,172
  Kentucky  Economic  DFA,  5.40%  due  10/1/2010  (Norton  Healthcare;
  Insured Natl-Re)                                                          Baa1/A        4,055,000       4,124,908
  Kentucky Economic DFA, 0% due 10/1/2021 (Norton Healthcare;  Insured:
  Natl-Re)                                                                  Baa1/A        2,100,000         860,559
Louisiana -- 3.12%
  East Baton Rouge Sewer, 5.00% due 2/1/2018 (Insured: FSA)                 Aa3/AAA       3,000,000       3,240,570
  Ernest N.  Morial  New  Orleans  Exhibit  Hall,  5.00% due  7/15/2013
  (Insured: AMBAC)                                                          NR/BBB        1,875,000       1,730,625
  Jefferson Sales Tax, 5.00% due 12/1/2018 (Insured: Assured Guaranty)      Aa2/AAA       2,000,000       2,126,540
  Louisiana   Environmental    Facilities   &   Community   Development
  Authority, 5.00% due 9/1/2012 (Bellemont Apartments)                      Ba1/NR          725,000         673,859
  Louisiana   Environmental    Facilities   &   Community   Development
  Authority, 5.00% due 3/1/2015 (Independence Stadium)                       NR/A         1,000,000       1,047,480
  Louisiana   Environmental    Facilities   &   Community   Development
  Authority, 5.00% due 3/1/2016 (Independence Stadium)                       NR/A         1,000,000       1,041,920
  Louisiana   Environmental    Facilities   &   Community   Development
  Authority, 5.00% due 3/1/2017 (Independence Stadium)                       NR/A         1,265,000       1,313,880
  Louisiana   Environmental    Facilities   &   Community   Development
  Authority, 5.00% due 3/1/2018 (Independence Stadium)                       NR/A         1,000,000       1,028,990
  Louisiana Public Facilities  Authority  Revenue,  5.00% due 5/15/2014
  (Ochsner Clinic Foundation)                                                A3/NR        1,000,000         994,100
  Louisiana Public Facilities  Authority  Revenue,  5.00% due 5/15/2015
  (Ochsner Clinic Foundation)                                                A3/NR        1,825,000       1,795,125
  Louisiana Public Facilities  Authority  Revenue,  5.00% due 5/15/2016
  (Ochsner Clinic Foundation)                                                A3/NR        1,000,000         970,690
  Louisiana Public Facilities  Authority  Revenue,  5.00% due 5/15/2017
  (Ochsner Clinic Foundation)                                                A3/NR        1,035,000         993,279
  Louisiana Public Facilities  Authority  Revenue,  5.00% due 5/15/2018
  (Ochsner Clinic Foundation)                                                A3/NR        1,000,000         941,730
  Louisiana Public Facilities  Authority  Revenue,  7.00% due 12/1/2038
  put 12/1/2011 (Cleco Power LLC)                                          Baa1/BBB       9,000,000       9,523,260
  Louisiana  State  Citizens  Property   Insurance  Corp.,   5.00%  due
  6/1/2015 (Insured: AMBAC)                                                 Baa2/A-      10,265,000      10,108,253
  Louisiana State GO, 5.00% due 8/1/2017 (Insured: Natl-Re)                  A1/A+        4,000,000       4,246,000
  Louisiana State Office Facilities Corp.,  5.50% due 3/1/2013 (Capitol
  Complex; Insured: Natl-Re)                                                Baa1/A          750,000         759,578
  Louisiana State Offshore Terminal Authority,  4.25% due 10/1/2037 put
  10/1/2010 (Deepwater Port Loop LLC)                                        A3/A         4,200,000       4,253,718
  Monroe Sales Tax Increment  Garrett Road Economic  Development  Area,
  5.00% due 3/1/2017 (Insured: Radian)                                      NR/BBB-       1,505,000       1,672,657
  Morehouse Parish PCR, 5.25% due 11/15/2013 (International Paper Co.)     Baa3/BBB       2,400,000       2,289,768
  Regional  Transportation  Authority,  8.00% due  12/1/2011  (Insured:
  FGIC)                                                                      NR/A         1,250,000       1,355,787
Maryland -- 0.23%
  Maryland Health & Higher Educational  Facilities,  5.00% due 1/1/2017
  (Washington County Hospital)                                              NR/BBB-       1,000,000         957,160
  Maryland Health & Higher Educational  Facilities,  5.00% due 1/1/2018
  (Washington County Hospital)                                              NR/BBB-       1,000,000         943,050
  Maryland Health & Higher Educational  Facilities,  0.90% due 7/1/2041
  put 7/1/2009 (Insured: Suntrust Bank) (daily demand notes)                Aa1/AAA       1,900,000       1,900,000
Massachusetts -- 2.99%
  Massachusetts  DFA Resource  Recovery,  5.50% due  1/1/2011  (Seamass
  Partnership; Insured: Natl-Re)                                           Baa1/AA-       3,720,000       3,765,384
  Massachusetts Educational Financing Authority, 5.50% due 1/1/2018          NR/AA        7,500,000       7,699,650
  Massachusetts Educational Financing Authority, 5.75% due 1/1/2020          NR/AA        7,500,000       7,714,350
  Massachusetts Health & Educational  Facilities  Authority,  5.00% due
  10/1/2011 (Berkshire Health Systems; Insured: Assured Guaranty)           NR/AAA        2,345,000       2,466,236
  Massachusetts Health & Educational  Facilities Authority,  5.375% due
  5/15/2012 (New England Medical Center Hospital;  Insured: FGIC) (ETM)
  (2)                                                                        NR/NR        3,415,000       3,781,873
  Massachusetts Health & Educational  Facilities  Authority,  5.00% due
  10/1/2012 (Berkshire Health Systems; Insured: Assured Guaranty)           NR/AAA        2,330,000       2,466,981
  Massachusetts Health & Educational  Facilities  Authority,  5.00% due
  10/1/2013 (Berkshire Health Systems; Insured: Assured Guaranty)           NR/AAA        3,215,000       3,396,680
  Massachusetts Health & Educational  Facilities  Authority,  5.00% due
  10/1/2019 (Berkshire Health Systems; Insured: Assured Guaranty)           NR/AAA        1,750,000       1,742,230
  Massachusetts  Solid Waste Disposal Revenue,  5.75% due 12/1/2042 put
  5/1/2019 (Dominion Energy Brayton)                                        Baa2/A-       1,800,000       1,821,006
  Massachusetts Western Turnpike Revenue,  5.55% due 1/1/2017 (Insured:
  Natl-Re)                                                                   Aa3/A       15,000,000      15,057,150
Michigan -- 4.98%
  Detroit  Sewage  Disposal  Revenue,   5.00%  due  7/1/2014  (Insured:
  Natl-Re)                                                                   A3/A         2,000,000       2,041,660
  Detroit  Sewage  Disposal  Revenue,   5.25%  due  7/1/2019  (Insured:
  Natl-Re)                                                                   A2/AA        3,900,000       3,843,411
  Detroit  Sewage  Disposal  Revenue,  5.50% due  7/1/2032 put 1/1/2012
  (Insured: Natl-Re)                                                         A3/A         4,500,000       4,564,980
  Detroit Water Supply System, 6.00% due 7/1/2015 (Insured: Natl-Re)         A2/A+        3,280,000       3,527,378
  Dickinson County Economic  Development  Corp.  Environmental  Impact,
  5.75% due 6/1/2016 (International Paper Co.)                             Baa3/BBB       3,715,000       3,571,452
  Dickinson County Healthcare  Systems,  5.50% due 11/1/2013  (Insured:
  ACA)                                                                       NR/NR        3,095,000       3,093,917
  Gull Lake  Community  School  District GO, 0% due 5/1/2013  (Insured:
  FGIC)                                                                      NR/A         1,980,000       1,672,902
  Kalamazoo Hospital Finance Authority  Facilities  Revenue,  5.00% due
  5/15/2018 (Bronson Hospital; Insured: FSA)                                Aa3/AAA       1,520,000       1,543,104
  Kalamazoo Hospital Finance Authority  Facilities  Revenue,  5.00% due
  5/15/2018 (Bronson Hospital; Insured: FSA)                                Aa3/AAA       2,500,000       2,538,000
  Kent Hospital  Finance  Authority,  5.25% due 1/15/2047 put 1/15/2014
  (Spectrum Health) (2)                                                     Aa3/AA        2,000,000       2,030,580
  Michigan  HFA,  5.375% due 7/1/2012  (Port Huron  Hospital;  Insured:
  FSA)                                                                      NR/AAA        1,085,000       1,087,441
  Michigan Housing Development Authority Rental Housing Revenue,  5.00%
  due 4/1/2016                                                               NR/AA        6,000,000       6,117,900
  Michigan State  Building  Authority,  5.00% due 10/15/2015  (Insured:
  AMBAC)                                                                     A1/A+        6,000,000       6,349,980
  Michigan State Building Authority, 5.50% due 10/15/2017                    A1/A+        4,000,000       4,362,720
  Michigan  State  COP,  4.25%  due  9/1/2031  put  9/1/2011  (Insured:
  Natl-Re)                                                                  Baa1/A        5,500,000       5,366,295
  Michigan  State  COP,  5.00%  due  9/1/2031  put  9/1/2011  (Insured:
  Natl-Re)                                                                  Baa1/A        7,050,000       6,989,652
  Michigan State HFA, 5.00% due 11/15/2017 (Sparrow Memorial Hospital)       A1/A+        1,000,000         993,190
  Michigan State HFA, 5.75% due 12/1/2034                                   Aa2/AA       10,000,000      10,614,300
  Michigan State Strategic Fund, 4.75% due 8/1/2011                          NR/A-        2,240,000       2,247,840
  Michigan  State  Strategic  Fund,  5.00%  due  10/15/2017   (Insured:
  Assured Guaranty)                                                         Aa2/AAA       2,000,000       2,192,320
  Michigan  State  Strategic  Fund,  5.25% due  8/1/2029  put  8/1/2014
  (Detroit Edison Co.)                                                       A3/A-        2,500,000       2,528,425
  Michigan  State  Strategic  Fund,  5.50% due  8/1/2029  put  8/1/2016
  (Detroit Edison Co.)                                                       A3/A-        2,500,000       2,519,100
  Michigan  State  Strategic  Fund,  4.85% due  9/1/2030  put  9/1/2011
  (Detroit Edison Co.; Insured: AMBAC)                                      Baa1/NR       2,175,000       2,154,164
  Royal Oak Hospital  Finance  Authority  Hospital  Revenue,  6.25% due
  9/1/2014 (William Beaumont Hospital)                                       A1/A         1,000,000       1,076,170
Minnesota -- 0.72%
  Dakota  County  Community  Development  Agency Multi Family  Housing,
  5.00% due 11/1/2017 (Commons on Marice)                                    NR/NR        1,150,000         954,580
  Minneapolis  St.  Paul  Health  Care  Systems,  5.25%  due  12/1/2012
  (Healthpartners Obligated Group)                                         Baa1/BBB       1,000,000       1,013,430
  Minneapolis  St.  Paul  Health  Care  Systems,  5.25%  due  12/1/2013
  (Healthpartners Obligated Group)                                         Baa1/BBB       1,500,000       1,509,615
  Minneapolis  St.  Paul  Metropolitan  Airports,  5.00%  due  1/1/2017
  (Insured: AMBAC)                                                          NR/AA-        8,005,000       8,492,825
Mississippi -- 0.15%
  Gautier Utility District Systems, 5.50% due 3/1/2012 (Insured: FGIC)       NR/NR        1,020,000       1,059,280
  Mississippi   Development  Bank  Public  Improvement  GO,  4.75%  due
  7/1/2017                                                                   NR/NR        1,565,000       1,482,556
Missouri -- 0.26%
  Missouri Development Finance Board Healthcare  Facilities,  4.80% due
  11/1/2012 (Lutheran Home Aged; LOC: Commerce Bank)                        Aa2/NR        1,045,000       1,064,886
  Missouri State Health & Educational  Facilities Authority,  5.00% due
  6/1/2011 (SSM Healthcare Corp.)                                           NR/AA-        1,000,000       1,044,060
  Springfield  Public  Utilities  COP,  5.00% due  12/1/2013  (Insured:
  Natl-Re)                                                                  A1/AA-        2,000,000       2,234,120
Nebraska -- 0.48%
  Madison  County  Hospital   Authority,   5.25%  due  7/1/2010  (Faith
  Regional Health Services; Insured: Radian)                                NR/BBB          750,000         763,260
  Madison  County  Hospital   Authority,   5.50%  due  7/1/2012  (Faith
  Regional Health Services; Insured: Radian)                                NR/BBB        1,625,000       1,778,611
  Omaha Public Power District Electric Systems, 5.00% due 2/1/2013          Aa1/AA        5,000,000       5,468,250
Nevada -- 1.86%
  Clark County GO, 5.00% due 11/1/2017 (insured: AMBAC)                     Aa1/AA+       1,185,000       1,237,484
  Clark County  Improvement  District,  5.00% due  12/1/2015  (Insured:
  AMBAC)                                                                    NR/BBB+       1,860,000       1,728,256
  Clark  County  School  District  GO,  5.00% due  6/15/2015  (Insured:
  Natl-Re)                                                                  Aa2/AA        1,000,000       1,051,330
  Las Vegas Clark County GO, 5.00% due 1/1/2018                             Aa3/AA        6,535,000       6,791,825
  Las Vegas Clark County GO, 5.00% due 1/1/2019                             Aa3/AA        3,000,000       3,089,220
  Las  Vegas  Convention  &  Visitors  Authority,  5.25%  due  7/1/2013
  (Insured: AMBAC)                                                          Aa3/A+        1,530,000       1,612,238
  Las  Vegas  Convention  &  Visitors  Authority,  5.25%  due  7/1/2014
  (Insured: AMBAC)                                                          Aa3/A+        2,555,000       2,674,344
  Las Vegas GO, 7.00% due 4/1/2017 (Performing Arts Center)                 Aa2/AA        1,825,000       2,166,385
  Las Vegas GO, 7.00% due 4/1/2018 (Performing Arts Center)                 Aa2/AA        2,095,000       2,493,678
  Las Vegas Special  Local  Improvement  District,  5.125% due 6/1/2011
  (Insured: FSA)                                                            Aa3/AAA       1,580,000       1,593,951
  Las Vegas Special  Local  Improvement  District,  5.375% due 6/1/2013
  (Insured: FSA)                                                            Aa3/AAA       1,090,000       1,096,671
  Reno Hospital  Revenue,  5.25% due 6/1/2014  (Washoe  Medical Center;
  Insured: FSA)                                                             Aa3/AAA       1,000,000       1,063,090
  Reno Hospital  Revenue,  5.25% due 6/1/2016  (Washoe  Medical Center;
  Insured: FSA)                                                             Aa3/AAA       1,100,000       1,153,009
  Reno Hospital  Revenue,  5.25% due 6/1/2018  (Washoe  Medical Center;
  Insured: FSA)                                                             Aa3/AAA       1,000,000       1,029,300
  Sparks  Redevelopment  Agency  Tax  Allocation,  5.75% due  1/15/2010
  (Insured: Radian)                                                         NR/BBB-       1,000,000       1,012,590
  Sparks  Redevelopment  Agency  Tax  Allocation,  5.75% due  1/15/2011
  (Insured: Radian)                                                         NR/BBB-       1,285,000       1,309,993
New Hampshire -- 0.64%
  Manchester  Housing &  Redevelopment  Authority,  6.05% due  1/1/2012
  (Insured: ACA)                                                            Baa3/NR       1,500,000       1,503,825
  New Hampshire  Health & Educational  Facilities,  5.00% due 10/1/2016
  (Southern NH Health Systems)                                               NR/A-        1,260,000       1,256,119
  New Hampshire  Health & Educational  Facilities,  5.00% due 10/1/2017
  (Southern NH Health Systems)                                               NR/A-        1,000,000         990,600
  New Hampshire  Municipal  Bond Bank,  5.00% due  8/15/2016  (Insured:
  Natl-Re)                                                                  Aa3/AA        2,985,000       3,355,140
  New Hampshire  Municipal  Bond Bank,  5.00% due  8/15/2017  (Insured:
  Natl-Re)                                                                  Aa3/AA        3,130,000       3,502,846
New Jersey -- 1.90%
  Hudson County COP, 7.00% due 12/1/2012 (Insured: Natl-Re)                 Baa1/A        1,000,000       1,114,600
  Hudson County COP, 6.25% due 12/1/2014 (Insured: Natl-Re)                 Baa1/A        1,500,000       1,644,105
  New Jersey EDA, 5.00% due 11/15/2011 (Seabrook Village)                    NR/NR        1,000,000         985,240
  New Jersey EDA, 5.00% due 11/15/2014 (Seabrook Village)                    NR/NR        1,000,000         929,360
  New Jersey EDA Cigarette Tax Revenue,  5.00% due 6/15/2011  (Insured:
  FGIC)                                                                    Baa2/BBB       5,000,000       4,987,000
  New Jersey EDA Cigarette Tax Revenue,  5.00% due 6/15/2012  (Insured:
  FGIC)                                                                    Baa2/BBB       7,375,000       7,310,985
  New Jersey State Transit  Corp.  COP,  5.25% due 9/15/2013  (Insured:
  AMBAC)                                                                     A1/A         6,000,000       6,413,760
  New Jersey State Transit  Corp.  COP,  5.50% due 9/15/2013  (Insured:
  AMBAC)                                                                     A1/A         7,650,000       8,251,826
New Mexico -- 0.92%
  Albuquerque Airport, 5.50% due 7/1/2013                                    A1/A         1,820,000       1,947,837
  Farmington PCR, 0.35% due 5/1/2024 put 7/1/2009 (LOC:  Barclays Bank)
  (daily demand notes)                                                      Aa3/AA        1,000,000       1,000,000
  Gallup PCR, 5.00% due 8/15/2016 (Insured: AMBAC)                          Baa1/A        2,300,000       2,231,506
  Los Alamos County Gross Receipts Tax, 5.50% due 6/1/2017                  A1/AA+        2,365,000       2,586,222
  Los Alamos County Gross Receipts Tax, 5.50% due 6/1/2018                  A1/AA+        2,205,000       2,395,821
  New Mexico  Highway  Commission  Tax,  5.00% due 6/15/2011  (Insured:
  AMBAC) (ETM)                                                              Aa2/AAA       4,865,000       5,235,032
New York -- 3.78%
  Monroe  County IDA,  5.375% due 6/1/2017  (St.  John Fisher  College;
  Insured: Radian)                                                          NR/BBB-       3,910,000       3,817,568
  New York City IDA,  5.00% due 6/1/2010  (Lycee  Francais de New York;
  Insured: ACA)                                                            Baa1/BBB       1,175,000       1,180,088
  New York City IDA,  5.25% due 6/1/2011  (Lycee  Francais de New York;
  Insured: ACA)                                                            Baa1/BBB       2,215,000       2,222,354
  New York City IDA,  5.25% due 6/1/2012  (Lycee  Francais de New York;
  Insured: ACA)                                                            Baa1/BBB       2,330,000       2,323,662
  New York City Transitional Finance Authority, 5.00% due 11/1/2012         Aa1/AAA       5,000,000       5,530,400
  New York City Transitional Finance Authority, 5.00% due 11/1/2014         Aa1/AAA       2,000,000       2,245,380
  New York City  Transitional  Finance  Authority,  5.00% due 1/15/2018
  (State Aid Withholding)                                                   A1/AA-        4,865,000       5,129,315
  New York State Dormitory Authority,  5.50% due 7/1/2012 (South Nassau
  Community Hospital)                                                       Baa1/NR       1,820,000       1,850,649
  New York State Dormitory Authority,  5.50% due 7/1/2013 (South Nassau
  Community Hospital)                                                       Baa1/NR       1,500,000       1,522,020
  New   York   State   Dormitory   Authority,   5.25%   due   8/15/2013
  (Presbyterian Hospital; Insured: FHA & FSA)                               Aa3/AAA       3,650,000       3,930,722
  New York  State  Dormitory  Authority,  5.50% due  2/15/2017  (Mental
  Health Services)                                                          NR/AA-        5,000,000       5,374,200
  New York  State  Dormitory  Authority,  5.50% due  2/15/2018  (Mental
  Health Services)                                                          NR/AA-        5,000,000       5,318,950
  New  York  State  Dormitory  Authority,   5.25%  due  11/15/2026  put
  5/15/2012 (Insured: AMBAC)                                                A1/AA-        4,000,000       4,241,560
  New York State Dormitory  Authority Aids Long Term Health Facilities,
  5.00% due 11/1/2012 (Insured: SONYMA)                                     Aa1/NR        2,000,000       2,078,960
  New York State Dormitory  Authority Aids Long Term Health Facilities,
  5.00% due 11/1/2013 (Insured: SONYMA)                                     Aa1/NR        4,600,000       4,781,608
  New York State Dormitory  Authority Aids Long Term Health Facilities,
  5.00% due 11/1/2014 (Insured: SONYMA)                                     Aa1/NR        1,500,000       1,559,220
  New York State Dormitory  Authority, 5.00% due 8/15/2010 (Mental
  Health Services; Insured: Natl-Re)                                        A1/AA-        1,600,000       1,668,080
  New  York  State  Thruway  Authority  Service  Contract,   5.50%  due
  4/1/2013 (Local Highway & Bridge; Insured: XLCA)                          A1/AA-        1,000,000       1,078,590
  Port Authority 148th, 5.00% due 8/15/2017 (Insured: FSA/
  GO of Authority)                                                         Aa3/AAA        4,725,000       5,286,424
  Tobacco Settlement Financing Corp. Asset Backed, 5.25% due 6/1/2013       A1/AA-        1,145,000       1,146,901
  Tobacco Settlement  Financing Corp. Asset Backed,  5.25% due 6/1/2013
  (Insured: XLCA)                                                           A1/AA-          715,000         716,165
North Carolina -- 3.40%
  Charlotte  Mecklenberg Hospital Authority Health Care Systems,  5.00%
  due 1/15/2016 (Carolinas Health Network)                                  Aa3/AA-       3,420,000       3,608,852
  Charlotte  Mecklenberg Hospital Authority Health Care Systems,  5.00%
  due 1/15/2017 (Carolinas Health Network) (2)                              Aa3/AA-       2,000,000       2,114,400
  Mecklenburg County GO, 5.00% due 2/1/2011                                 Aa1/AA+       1,000,000       1,059,450
  North Carolina Eastern Municipal Power Agency, 5.375% due 1/1/2011       Baa1/BBB+      3,000,000       3,127,800
  North Carolina Eastern Municipal Power Agency, 5.25% due 1/1/2012        Baa1/BBB+        650,000         690,014
  North Carolina Eastern Municipal Power Agency, 5.50% due 1/1/2012        Baa1/BBB+      1,100,000       1,174,327
  North Carolina Eastern Municipal Power Agency, 5.25% due 1/1/2013        Baa1/BBB+      1,055,000       1,124,683
  North Carolina  Eastern  Municipal  Power Agency,  5.00% due 1/1/2016
  (Insured: AMBAC)                                                         Baa1/BBB+      1,700,000       1,760,061
  North Carolina  Eastern  Municipal  Power Agency,  6.00% due 1/1/2018
  (Insured: AMBAC)                                                         Baa1/BBB       7,500,000       8,220,975
  North Carolina Eastern Municipal Power Agency, 6.00% due 1/1/2018
  (Insured: BHAC/AMBAC)                                                     Aa1/AAA       5,700,000       6,519,261
  North Carolina  Eastern  Municipal  Power Agency,  5.25% due 1/1/2019
  (Insured: Assured Guaranty)                                               Aa2/AAA       3,000,000       3,146,700
  North Carolina  Infrastructure  Finance Corp. COP, 5.00% due 2/1/2017
  (Correctional Facilities)                                                 Aa1/AA+       2,400,000       2,542,896
  North Carolina  Medical Care  Commission,  5.00% due 9/1/2013  (Rowan
  Regional Medical Center; Insured: FSA & FHA 242)                          Aa3/AAA       1,000,000       1,054,890
  North Carolina  Municipal Power Agency,  6.00% due 1/1/2010  (Catawba
  Electric; Insured: Natl-Re)                                                A2/A         2,400,000       2,456,232
  North Carolina  Municipal Power Agency,  5.50% due 1/1/2013  (Catawba
  Electric)                                                                  A2/A-        2,505,000       2,710,034
  North Carolina  Municipal Power Agency,  6.375% due 1/1/2013 (Catawba
  Electric)                                                                  A2/A-        1,500,000       1,539,180
  North Carolina  Municipal Power Agency,  5.25% due 1/1/2017  (Catawba
  Electric)                                                                  A2/A-        3,000,000       3,204,900
  North  Carolina  State  Infrastructure  Finance Corp.  COP, 5.00% due
  2/1/2016 (Correctional Facilities)                                        Aa1/AA+       5,000,000       5,358,450
  University  of  North  Carolina  Systems  Pool  Revenue,   5.00%  due
  4/1/2012 (Insured: AMBAC)                                                 NR/BBB        1,030,000       1,100,174
  Wake County GO, 5.00% due 3/1/2011                                        Aaa/AAA       4,000,000       4,273,240
North Dakota -- 0.15%
  Ward  County  Health Care  Facilities,  5.00% due  7/1/2011  (Trinity
  Obligated Group)                                                          NR/BBB+       1,000,000       1,002,070
  Ward  County  Health Care  Facilities,  5.00% due  7/1/2013  (Trinity
  Obligated Group)                                                          NR/BBB+       1,560,000       1,541,108
Ohio -- 1.68%
  Akron COP, 5.00% due 12/1/2013 (Insured: Assured Guaranty)                NR/AAA        3,000,000       3,333,810
  Akron COP, 5.00% due 12/1/2014 (Insured: Assured Guaranty)                NR/AAA        2,000,000       2,221,380
  Greater  Cleveland  Regional  Transportation  Authority GO, 5.00% due
  12/1/2015 (Insured: Natl-Re)                                              Aa3/NR        1,000,000       1,091,250
  Hudson City GO, 6.35% due 12/1/2011 pre-refunded 12/1/2010
  (Library Improvement)                                                     Aa1/NR        1,400,000       1,539,090
  Mahoning Valley  Sanitary  District,  5.90% due 11/15/2009  (Insured:
  FSA)                                                                      Aa3/AAA         770,000         785,831
  Montgomery County, 6.00% due 12/1/2009 (Catholic Health Initiatives)      Aa2/AA        2,385,000       2,421,252
  Montgomery County, 6.00% due 12/1/2010 (Catholic Health Initiatives)      Aa2/AA        1,530,000       1,588,538
  Montgomery  County,  4.10% due  10/1/2041  put  11/10/2011  (Catholic
  Health Initiatives)                                                       Aa2/AA        2,500,000       2,570,000
  Ohio State Air Quality  Development  Authority,  5.625% due  6/1/2018
  (Firstenergy Nuclear)                                                    Baa2/BBB       5,000,000       5,006,000
  Ohio State Air Quality Development Authority,  5.75% due 6/1/2033 put
  6/1/2016 (Firstenergy Nuclear)                                           Baa2/BBB       2,350,000       2,406,095
  Ohio State Water  Development  Authority PCR, 5.875% due 6/1/2033 put
  6/1/2016 (Firstenergy Nuclear)                                           Baa1/BBB       5,000,000       5,092,900
Oklahoma -- 1.38%
  Comanche  County  Hospital  Authority,  5.00% due 7/1/2011  (Insured:
  Radian)                                                                   NR/BBB-       1,000,000       1,019,060
  Comanche  County  Hospital  Authority,  5.25% due 7/1/2015  (Insured:
  Radian)                                                                   NR/BBB-       1,340,000       1,353,038
  Oklahoma County Finance Authority Educational  Facilities,  5.00% due
  9/1/2016 (Western Heights Public Schools)                                  NR/A+        3,000,000       3,128,970
  Oklahoma County Finance Authority Educational  Facilities,  5.00% due
  9/1/2017 (Western Heights Public Schools)                                  NR/A+        4,075,000       4,226,875
  Oklahoma County Finance Authority Educational  Facilities,  5.00% due
  9/1/2018 (Western Heights Public Schools)                                  NR/A+        2,120,000       2,177,940
  Oklahoma  DFA,  5.75% due 6/1/2011 pre-refunded 12/1/2010 (Oklahoma
  Hospital  Association; Insured: AMBAC)                                    Aa3/NR          740,000         800,377
  Oklahoma DFA Health Facilities,  5.00% due 8/15/2017  (Integris
  Baptist Medical Center)                                                   Aa3/AA-       2,900,000       3,057,151
  Oklahoma  DFA  Health Systems,   5.25%  due  12/1/2011   (Duncan
  Regional Hospital)                                                         NR/A         1,215,000       1,271,643
  Oklahoma  DFA  Health Systems,   5.25%  due  12/1/2012   (Duncan
  Regional Hospital)                                                         NR/A         1,330,000       1,404,001
  Oklahoma   State   Industrial   Authority,    6.00%   due   8/15/2010
  pre-refunded 8/15/2009 (Integris Health Systems; Insured: Natl-Re)        Aa3/AA-       2,150,000       2,186,593
  Oklahoma  State  Industrial  Authority,  5.00% due 7/1/2016  (Medical
  Research Foundation)                                                       A1/NR        1,165,000       1,197,539
  Oklahoma  State  Industrial  Authority,  5.25% due 7/1/2017  (Medical
  Research Foundation)                                                       A1/NR        1,075,000       1,119,150
Oregon -- 0.56%
  Clackamas County Oregon Hospital Facilities,  5.00% due 7/15/2037 put
  7/15/2014 (Legacy Health Systems)                                          A2/A+        6,000,000       6,168,720
  Clackamas County Oregon Hospital Facilities,  5.00% due 7/15/2039 put
  7/15/2012 (Legacy Health Systems)                                          A2/A+        2,000,000       2,079,080
  Oregon  State  Department  Administrative  Services  COP,  5.00%  due
  11/1/2014 (Insured: FGIC)                                                 Aa3/AA-       1,000,000       1,092,790
Pennsylvania -- 2.42%
  Allegheny   County   Hospital   Development   Authority,   5.50%  due
  12/15/2014 (UPMC Health Systems; Insured: AMBAC)                          Aa3/BBB       4,500,000       4,551,345
  Allegheny County Hospital Development Authority,  5.00% due 6/15/2017
  (UPMC Health Systems)                                                     Aa3/A+        3,000,000       3,036,270
  Allegheny County Hospital Development Authority,  5.00% due 6/15/2018
  (UPMC Health Systems)                                                     Aa3/A+        3,000,000       3,006,360
  Allegheny  County   Redevelopment   Authority,   5.10%  due  7/1/2014
  (Pittsburgh Mills)                                                         NR/NR        1,740,000       1,599,982
  Chester  County School  Authority,  5.00% due 4/1/2016  (Intermediate
  School; Insured: AMBAC)                                                    NR/A         1,915,000       2,040,394
  Geisinger  Authority Health Systems,  5.50% due 8/15/2009 (Penn State
  Geisinger Health)                                                         Aa2/AA        1,000,000       1,004,310
  Northampton  County IDA,  5.35% due 7/1/2010  (Moravian  Hall Square;
  Insured: Radian)                                                          NR/BBB-         615,000         615,437
  Pennsylvania   EDA,   5.00%  due  12/1/2042   put  6/1/2012   (Exelon
  Generation)                                                                A3/NR        2,550,000       2,556,758
  Pennsylvania  Higher  Educational  Facilities  Authority,  5.00%  due
  6/1/2015                                                                 Baa2/BBB       1,200,000       1,125,528
  Philadelphia Gas Works, 5.00% due 9/1/2014 (Insured: FSA)                 Aa2/AAA       3,000,000       3,273,660
  Philadelphia Gas Works, 5.00% due 9/1/2015 (Insured: FSA)                 Aa2/AAA       3,315,000       3,573,006
  Philadelphia Parking Authority Revenue, 5.00% due 9/1/2016                 A2/A-        1,500,000       1,584,285
  Philadelphia Parking Authority Revenue, 5.00% due 9/1/2017                 A2/A-        1,020,000       1,065,329
  Pittsburgh GO, 5.00% due 9/1/2012 (Insured: Natl-Re)                      Baa1/A        3,415,000       3,477,529
  Pittsburgh GO, 5.50% due 9/1/2014 (Insured: AMBAC)                       Baa1/BBB       2,000,000       2,131,080
  Pittsburgh GO, 5.25% due 9/1/2016 (Insured: FSA)                          Aa3/AAA       3,000,000       3,161,370
  Sayre  HFA,  5.25% due  7/1/2011  (Latrobe  Area  Hospital;  Insured:
  AMBAC) (ETM)                                                              NR/BBB        1,400,000       1,502,914
  Sayre  HFA,  5.25% due  7/1/2012  (Latrobe  Area  Hospital;  Insured:
  AMBAC) (ETM)                                                              NR/BBB        1,000,000       1,100,100
Rhode Island -- 0.43%
  Providence GO, 5.50% due 1/15/2012 (Insured: FGIC)                         A3/A         1,880,000       2,023,952
  Rhode  Island  COP,  5.00%  due  10/1/2014  (Providence  Plantations;
  Insured Natl-Re)                                                          A1/AA-        1,000,000       1,059,680
  Rhode Island State  Economic  Development  Corp.,  5.75% due 7/1/2010
  (Providence Place Mall; Insured: Radian)                                  NR/BBB-         535,000         539,349
  Rhode  Island  State  Health & Education  Building  Corp.,  4.50% due
  9/1/2009 (Butler Hospital; LOC: Bank of America) (ETM)                     NR/NR        1,960,000       1,973,681
  Rhode  Island  State  Health & Education  Building  Corp.,  5.25% due
  7/1/2014 (Memorial Hospital; LOC: Fleet Bank)                             NR/AA+        1,565,000       1,636,693
South Carolina -- 1.23%
  Georgetown  County  Environmental  Improvement,  5.70%  due  4/1/2014
  (International Paper Co.)                                                Baa3/BBB       7,975,000       7,699,783
  Greenville  County School  District,  5.25% due  12/1/2015  (Building
  Equity Sooner Tomorrow)                                                   Aa3/AA        1,000,000       1,058,910
  Greenwood  County  Hospital  Facilities,  5.00% due  10/1/2013  (Self
  Regional Healthcare; Insured: FSA)                                        Aa3/AAA       2,000,000       2,149,800
  Greenwood  Fifty  Facilities  School  District,  5.00% due  12/1/2015
  (Insured: Assured Guaranty)                                               Aa2/AAA       1,000,000       1,063,720
  Greenwood  Fifty  Facilities  School  District,  5.00% due  12/1/2016
  (Insured: Assured Guaranty)                                               Aa2/AAA       1,000,000       1,055,800
  South Carolina Jobs Economic Carealliance, 5.00% due 8/15/2014            Aa3/AAA       4,000,000       4,259,400
  South Carolina Jobs Economic Carealliance, 5.00% due 8/15/2015            Aa3/AAA       3,000,000       3,171,090
South Dakota -- 0.07%
  South Dakota State Health & Educational  Facilities Authority,  5.50%
  due 9/1/2011 (Rapid City Regional Hospital; Insured: Natl-Re)              A1/A         1,100,000       1,148,334
Tennessee -- 1.23%
  Blount  County  Public  Building  Authority,  0.90% due  6/1/2037 put
  7/1/2009 (LOC: Suntrust Bank) (daily demand notes)                        Aaa/NR        3,000,000       3,000,000
  Knox County  Health,  Educational,  & Housing  Facilities,  5.00% due
  4/1/2017 (University Health Systems)                                      NR/BBB+       3,130,000       3,039,699
  Knox County  Health,  Educational,  & Housing  Facilities,  0.90% due
  1/1/2046 put 7/1/2009  (Covenant  Health;  LOC: Suntrust Bank) (daily
  demand notes)                                                             A2/AA-          500,000         500,000
  Tennessee Energy Acquisition Corp., 5.00% due 9/1/2014                    Ba1/BBB         975,000         943,761
  Tennessee Energy Acquisition Corp., 5.00% due 9/1/2015                    Ba1/BBB       3,000,000       2,857,800
  Tennessee Energy Acquisition Corp., 5.00% due 2/1/2017                    Baa1/A        5,000,000       4,569,850
  Tennessee Energy Acquisition Corp., 5.25% due 9/1/2018                    Ba1/BBB       5,000,000       4,499,250
  Tennessee Energy Acquisition Corp., 5.25% due 9/1/2020                    Ba1/BBB       1,190,000       1,028,672
Texas -- 10.65%
  Amarillo Health Facilities Corp.,  5.50% due 1/1/2011 (St.  Anthony's
  Hospital Corp.; Insured: FSA)                                             Aa3/NR        1,350,000       1,411,007
  Austin Community College Public Facilities Corp.,  5.25% due 8/1/2017
  (Round Rock Campus)                                                       Aa3/AA+       1,500,000       1,650,150
  Austin Water & Wastewater, 5.00% due 5/15/2014 (Insured: AMBAC)           Aa3/AA        2,890,000       3,214,807
  Austin Water & Wastewater, 5.00% due 5/15/2015 (Insured: AMBAC)           Aa3/AA        1,520,000       1,695,241
  Bexar County Housing Finance Corp.  Multi Family  Housing,  5.00% due
  1/1/2011 (American Opportunity Housing; Insured: Natl-Re)                 Baa1/NR       1,230,000       1,192,091
  Brazos River  Authority,  4.90% due  10/1/2015  (Center Point Energy;
  Insured: Natl-Re)                                                         Baa1/A        2,315,000       2,202,861
  Clint ISD GO, 5.50% due 2/15/2011 (Guaranty: PSF)                         Aaa/AAA       1,700,000       1,821,414
  Clint ISD GO, 5.50% due 2/15/2012 (Guaranty: PSF)                         NR/AAA        1,155,000       1,226,945
  Collin County Limited Tax Improvement GO, 5.00% due 2/15/2016             Aaa/AAA       1,465,000       1,671,448
  Corpus Christi Business & Job Development  Corp.,  5.00% due 9/1/2012
  (Arena Project; Insured: AMBAC)                                            A3/A         1,025,000       1,108,445
  Corpus Christi Utility Systems, 5.50% due 7/15/2009 (Insured: FSA)        Aa3/AAA       4,780,000       4,789,703
  Dallas  County  Texas  Utility  &  Reclamation  District,  5.00%  due
  2/15/2017 (Insured: AMBAC)                                               Baa3/BBB+      1,160,000       1,148,783
  Dallas  County  Texas  Utility  &  Reclamation  District,  5.00%  due
  2/15/2017 (Insured: AMBAC)                                               Baa3/BBB+      1,260,000       1,247,816
  Dallas  County  Texas  Utility  &  Reclamation  District,  5.00%  due
  2/15/2018 (Insured: AMBAC)                                               Baa3/BBB+      1,935,000       1,887,148
  Dallas  County  Texas  Utility  &  Reclamation  District,  5.00%  due
  2/15/2018 (Insured: AMBAC)                                               Baa3/BBB+      2,035,000       1,984,675
  Dallas  County  Texas  Utility  &  Reclamation  District,  5.00%  due
  2/15/2019 (Insured: AMBAC)                                               Baa3/BBB+      2,175,000       2,096,461
  Duncanville ISD GO, 0% due 2/15/2011 (Guaranty: PSF)                      Aaa/AAA       4,945,000       4,823,254
  Duncanville ISD GO, 0% due 2/15/2012 (Guaranty: PSF)                      Aaa/AAA       1,245,000       1,183,634
  Fort  Worth  Water & Sewer,  5.25% due  2/15/2011  (Tarrant  & Denton
  County)                                                                   Aa2/AA        1,390,000       1,480,767
  Grapevine Colleyville ISD GO, 0% due 8/15/2011 (Guaranty: PSF)            Aaa/AAA       7,350,000       7,101,644
  Harris County Health Facilities  Development  Corp.  Thermal Utility,
  5.45% due 2/15/2011 (Teco; Insured: AMBAC)                                Aa3/BBB       2,595,000       2,654,503
  Harris County Health Facilities  Development  Corp.  Thermal Utility,
  5.00% due 11/15/2015 (Teco; Insured: Natl-Re)                             Aa3/AA-       1,500,000       1,567,305
  Harris County  Hospital  District,  5.75% due 2/15/2011  pre-refunded
  8/15/2010 (Insured: Natl-Re)                                               NR/A        10,000,000      10,531,200
  Harris  County  Hospital  District  Senior Lien,  5.00% due 2/15/2014
  (Insured: Natl-Re)                                                         A1/A         1,275,000       1,348,096
  Harris  County  Hospital  District  Senior Lien,  5.00% due 2/15/2017
  (Insured: Natl-Re)                                                         A1/A         1,500,000       1,558,275
  Harris  County  Sports  Authority  Senior  Lien,  0%  due  11/15/2010
  (Insured: Natl-Re)                                                        Baa1/A        3,260,000       3,099,934
  Houston ISD Public West Side, 0% due 9/15/2014 (Insured: AMBAC)           Aa3/AA        6,190,000       5,296,659
  Hutto ISD GO, 0% due 8/1/2017 (Guaranty: PSF)                             NR/AAA        2,170,000       1,578,632
  Irving ISD GO, 0% due 2/15/2017 (Guaranty: PSF)                           Aaa/AAA       1,000,000         743,290
  Keller ISD GO, 0% due 8/15/2012 (Guaranty: PSF)                           Aaa/AAA       1,250,000       1,173,038
  Laredo GO, 5.00% due 2/15/2018 (Insured: Natl-Re)                         A1/AA-        2,000,000       2,129,560
  Laredo  Sports  Venue  Sales  Refunding  &  Improvement,   5.00%  due
  3/15/2012 (Insured: AMBAC)                                                 A3/A+        1,660,000       1,762,754
  Laredo  Sports  Venue  Sales  Refunding  &  Improvement,   5.00%  due
  3/15/2013 (Insured: AMBAC)                                                 A3/A+        1,745,000       1,864,515
  Laredo  Sports  Venue  Sales  Refunding  &  Improvement,   5.00%  due
  3/15/2014 (Insured: AMBAC)                                                 A3/A+        1,835,000       1,953,596
  Laredo  Sports  Venue  Sales  Refunding  &  Improvement,   5.00%  due
  3/15/2015 (Insured: AMBAC)                                                 A3/A+        1,930,000       2,046,726
  Lower  Colorado  River  Authority,  5.875%  due  5/15/2016  (Insured:
  BHAC-CR FSA)                                                              Aa1/AAA      10,000,000      10,136,100
  Mesquite ISD GO, 0% due 8/15/2011  pre-refunded  8/15/2010 (Guaranty:
  PSF)                                                                      NR/AAA        1,865,000       1,752,522
  Mesquite ISD GO, 0% due 8/15/2011 (Guaranty: PSF)                         NR/AAA        1,200,000       1,118,436
  Midtown  Redevelopment   Authority,   6.00%  due  1/1/2010  (Insured:
  Radian)                                                                   Baa1/A-         700,000         707,945
  Midtown  Redevelopment   Authority,   6.00%  due  1/1/2011  (Insured:
  Radian)                                                                   Baa1/A-         740,000         760,069
  North  Central  Health  Facility  Development,  5.00%  due  5/15/2017
  (Baylor Health Care System)                                               Aa2/AA-       5,000,000       5,011,400
  North East ISD GO, 5.00% due 8/1/2016                                     Aaa/AAA       2,000,000       2,266,960
  North Texas Tollway Authority, 5.50% due 1/1/2038                          A2/A-       10,000,000      10,373,600
  North Texas Tollway Authority, 5.00% due 1/1/2043 put 1/1/2011             A2/A-        2,140,000       2,188,171
  Red River  Authority  PCR,  5.20% due 7/1/2011  (Southwestern  Public
  Service; Insured: AMBAC)                                                 Baa1/BBB       1,050,000       1,049,916
  Richardson  Refunding & Improvement GO, 5.00% due 2/15/2014 (Insured:
  Natl-Re)                                                                  Aa1/AAA       3,000,000       3,334,590
  Sam Rayburn Municipal Power Agency, 5.50% due 10/1/2012                  Baa2/BBB       6,000,000       6,175,560
  Sam Rayburn Municipal Power Agency, 6.00% due 10/1/2021                  Baa2/BBB       2,000,000       2,000,360
  Spring Texas ISD GO, 5.00% due 8/15/2028 (Insured: FSA)                   Aa3/AAA      10,000,000      10,031,500
  Tarrant County Cultural Educational Facilities, 5.00% due 8/15/2014       Aa3/A+        1,180,000       1,213,748
  Tarrant County Cultural Educational Facilities, 5.00% due 8/15/2016       Aa3/A+        2,280,000       2,317,027
  Tarrant County Cultural Educational Facilities, 5.00% due 8/15/2017       Aa3/A+        2,000,000       2,021,720
  Tarrant  County  Health  Facilities   Development  Corp.,  6.00%  due
  11/15/2009 (Adventist/Sunbelt Health System) (ETM)                         A1/NR          650,000         663,572
  Tarrant  County  Health  Facilities   Development  Corp.,  6.10%  due
  11/15/2011 pre-refunded 11/15/2010 (Adventist/Sunbelt Health System)       A1/NR          730,000         789,393
  Texas Municipal Power Agency, 0% due 9/1/2013 (Insured: Natl-Re)           A2/A+        1,000,000         858,250
  Texas Municipal Power Agency,  5.00% due 9/1/2017  (Insured:  Assured
  Guaranty)                                                                 Aa2/AAA      10,000,000      11,012,500
  Texas State Affordable  Housing Corp.,  4.85% due 9/1/2012  (Insured:
  Natl-Re)                                                                  Baa1/A        1,415,000       1,338,915
  Texas   State   Public   Finance   Authority,   6.00%  due   8/1/2011
  pre-refunded 8/1/2009 (State Preservation; Insured: FSA)                  Aa2/AAA       1,000,000       1,004,870
  Texas State Public Finance Authority,  5.00% due 10/15/2014  (Stephen
  F. Austin University Financing; Insured: Natl-Re)                          A2/NR        1,305,000       1,420,910
  Texas State Public Finance Authority,  5.00% due 10/15/2015  (Stephen
  F. Austin University Financing; Insured: Natl-Re)                          A2/NR        1,450,000       1,574,947
  Tomball Hospital Authority, 5.00% due 7/1/2013                            Baa3/NR       1,460,000       1,369,728
  Travis  County  Health  Facilities   Development   Corp.,  5.75%  due
  11/15/2010 (Ascension Health; Insured: Natl-Re)                           Aa1/AA        2,000,000       2,049,320
  Washington  County Health  Facilities  Development  Corp.,  5.75% due
  6/1/2019 (Trinity Medical Center; Insured: ACA)                            NR/NR        3,840,000       3,259,238
  Weslaco GO Waterworks & Sewer System,  5.25% due 2/15/2019  (Insured:
  Natl-Re)                                                                  Baa1/A        2,835,000       3,009,494
  West Harris County  Regional  Water,  5.25% due 12/15/2012  (Insured:
  FSA)                                                                      Aa3/AAA       2,435,000       2,638,517
U.S. Virgin Islands -- 0.48%
  Virgin  Islands  Public  Finance   Authority,   6.75%  due  10/1/2019
  (Matching Fund Loan Diageo Project)(1)                                    Baa3/NR       7,690,000       7,980,451
Utah -- 1.67%
  Intermountain Power Agency Supply, 5.00% due 7/1/2012                      A1/A+       15,000,000      16,087,350
  Intermountain Power Agency Supply, 5.00% due 7/1/2012 (ETM)               NR/AAA        4,355,000       4,366,410
  Intermountain Power Agency Supply, 5.00% due 7/1/2013                      A1/A+        5,000,000       5,392,150
  Salt Lake County Municipal Building Authority, 5.50% due 10/1/2009        Aa1/AA+       1,500,000       1,518,990
  Utah State Board of Regents  Auxiliary  Systems & Student Fee,  5.00%
  due 5/1/2010                                                               NR/AA          510,000         529,033
Virginia -- 0.61%
  Alexandria IDA, 5.75% due 10/1/2009 (Institute for Defense; Insured:
  AMBAC) (ETM)                                                              NR/BBB        1,130,000       1,145,458
  Alexandria IDA, 5.75% due 10/1/2010 (Institute for Defense;  Insured:
  AMBAC) (ETM)                                                              NR/BBB        1,195,000       1,272,149
  Louisa Industrial  Development Authority PCR, 5.00% due 11/1/2035 put
  12/1/2011 (Virginia Electric & Power Company)                              NR/A-        3,000,000       3,100,680
  Norton  IDA  Hospital   Improvement,   5.75%  due  12/1/2012  (Norton
  Community Hospital; Insured: ACA)                                          NR/NR        1,460,000       1,457,460
  Suffolk  Redevelopment  Housing  Authority,  4.85% due  7/1/2031  put
  7/1/2011 (Windsor at Potomac; Collateralized: FNMA)                       Aaa/NR        3,000,000       3,143,370
Washington -- 2.42%
  Energy Northwest Washington Electric, 5.00% due 7/1/2017 (Number 3)       Aaa/AA        5,470,000       6,018,313
  Port  Seattle  Washington  Revenue,   5.50%  due  9/1/2018  (Insured:
  Natl-Re)                                                                   A1/A         5,000,000       5,387,500
  Snohomish  County  Public  Utilities  District,  5.00% due  12/1/2015
  (Insured: FSA)                                                            Aa3/AAA       5,015,000       5,498,095
  Washington State GO, 0% due 1/1/2018 (Insured: FGIC)                      Aa1/AA+       4,000,000       2,849,200
  Washington State GO, 0% due 1/1/2019 (Insured: FGIC)                      Aa1/AA+       3,000,000       2,007,960
  Washington  State  Health  Care  Facilities   Authority,   6.75%  due
  12/1/2011 (Group Health CO-OP Puget Sound)                                Baa1/NR       2,060,000       2,061,462
  Washington  State  HFA,  5.50% due  12/1/2009  (Providence  Services;
  Insured: Natl-Re) (ETM)                                                    NR/A         1,500,000       1,532,145
  Washington State HFA, 5.00% due 7/1/2013 (Overlake  Hospital;  Credit
  Support: Assured Guaranty)                                                Aa2/AAA       1,000,000       1,051,370
  Washington State HFA, 5.25% due 8/1/2018 (Insured: FSA 242)                NR/A+        8,095,000       8,469,556
  Washington  State  Public Power  Supply  Systems,  5.40% due 7/1/2012
  (Nuclear Number 2; Insured: FSA)                                          Aaa/AAA       1,300,000       1,440,634
  Washington  State  Public  Power  Supply  Systems,  0%  due  7/1/2013
  (Insured: Natl-Re)                                                        Aaa/AA        1,760,000       1,595,282
  Washington  State  Public  Power  Supply  Systems,  0%  due  7/1/2015
  (Insured: Natl-Re)                                                        Aaa/AA        3,000,000       2,481,660
West Virginia -- 0.50%
  Kanawha,  Mercer,  Nicholas  Counties Single Family Mortgage,  0% due
  2/1/2015 pre-refunded 2/1/2014                                            Aaa/NR        2,260,000       1,777,716
  Monongalia County Community Hospital,  5.25% due 7/1/2020 (Monongalia
  General Hospital)                                                         NR/BBB+       4,750,000       4,618,615
  West  Virginia  EDA  PCR,  4.85%  due  5/1/2019   (Appalachian  Power
  Company)                                                                 Baa2/BBB       1,000,000         986,200
  West Virginia EDA PCR, 4.85% due 5/1/2019 (Appalachian Power Company
  Pollution Control)                                                       Baa2/BBB       1,000,000         996,570
Wisconsin -- 0.82%
  Bradley PCR, 6.75% due 7/1/2009 (Owens Illinois Solid Waste) (ETM)         NR/B         1,500,000       1,500,270
  Wisconsin State Health & Educational Facilities Authority,  5.40% due
  8/15/2013 (Sorrowful Mother Corp.; Insured: Natl-Re)                      Baa1/AA       1,135,000       1,136,078
  Wisconsin State Health & Educational Facilities Authority,  5.50% due
  8/15/2019 (Sorrowful Mother Corp.; Insured: Natl-Re)                      Baa1/A+      11,000,000      10,999,230
Wyoming -- 0.05%
  West Park Hospital District, 5.90% due 7/1/2010 (Insured: ACA)             NR/NR          775,000         775,155


Total Investments -- 99.39% (Cost $1,638,769,324)                                                   $ 1,657,935,004


OTHER ASSETS LESS LIABILITIES -- 0.61%                                                                   10,178,125


NET ASSETS -- 100.00%                                                                               $ 1,668,113,129

Footnote Legend
+ Credit ratings are unaudited. Rating changes may have occurred prior to or subsequent to the reporting period end.

(1) When-issued security.

(2) Segregated as collateral for a when-issued security.

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ACA        Insured by American Capital Access
AMBAC      Insured by American Municipal Bond Assurance Corp.
BHAC       Insured by Berkshire Hathaway Assurance Corp.
COP        Certificates of Participation
DFA        Development Finance Authority
EDA        Economic Development Authority
ETM        Escrowed to Maturity
FGIC       Insured by Financial Guaranty Insurance Co.
FHA        Insured by Federal Housing Administration
FNMA       Collateralized by Federal National Mortgage Association
FSA        Insured by Financial Security Assurance Co.
GO         General Obligation
GRT        Gross Receipts Tax
HFA        Health Facilities Authority
HUD        Department of Housing & Urban Development
IDA        Industrial Development Authority
ISD        Independent School District
JEA        Jacksonville Electric Authority
LOC        Letter of Credit
Natl-Re    Insured by National Public Finance Guarantee Corp.
PCR        Pollution Control Revenue
UPMC       University of Pittsburgh Medical Center
USD        Unified School District


Notes to Schedule of Investments:

Valuation of Investments: Debt obligations have a primary market over the counter and are valued by an independent pricing service approved by the Trustees of the Trust. The pricing service ordinarily values debt obligations at quoted bid prices. When quotations are not available, debt obligations are valued at evaluated prices determined by the pricing service using methods which include consideration of yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity, and rating, and indications as to value from dealers and general market conditions. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

In any case where a pricing service fails to provide a price for a debt obligation held by the Fund, the valuation and pricing committee determines a fair value for the obligation using procedures approved by the Trustees. Additionally, in any case where management believes that a price provided by a pricing service for a debt obligation may be unreliable, the valuation and pricing committee decides whether or not to use the pricing service's valuation or to determine a fair value for the obligation.

In determining fair value for any portfolio security or other investment, the valuation and pricing committee seeks to determine the amount that an owner of the investment might reasonably expect to receive upon a sale of the investment. However, because fair value prices are estimated prices, the valuation and pricing committee's determination of fair value for an investment may differ from the value that would be realized by the Fund upon a sale of the investment, and that difference could be material to the Fund's financial statements. The valuation and pricing committee's determination of fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation Measurements: Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three levels listed below.

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment rates, credit risk, etc.)

Level 3: Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table displays a summary of the inputs used to value the Fund's net assets as of June 30, 2009. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

Investments in Securities                    Total              Level 1                Level 2               Level 3

    Municipal Bonds                    $  1,657,935,004   $          --         $  1,657,935,004       $            --

Total Investments in Securities        $  1,657,935,004              --         $  1,657,935,004       $            --

Other Notes:
Information respecting the Fund's significant accounting policies is provided in the Fund's most recent Semi-Annual Report.


SCHEDULE OF INVESTMENTS                                                                                (UNAUDITED)

Thornburg California Limited Term Municipal Fund                                                      June 30, 2009

CUSIPS: CLASS A - 885-215-426, CLASS C - 885-215-418, CLASS I - 885-215-392
NASDAQ SYMBOLS: CLASS A - LTCAX, CLASS C - LTCCX, CLASS I - LTCIX
                                                                         Credit Rating+  Principal
Issuer-Description                                                        Moody's/S&P      Amount           Value

ABAG  Finance  Authority,  4.75% due  10/1/2011  (California  School of
Mechanical Arts)                                                            A3/NR      $    435,000  $      454,832
ABAG  Finance  Authority,  4.75% due  10/1/2012  (California  School of
Mechanical Arts)                                                            A3/NR           455,000         478,478
Alameda County COP, 5.375% due 12/1/2010 (Insured: Natl-Re)                 A2/NR         2,000,000       2,057,760
Alameda  County COP,  5.625% due 12/1/2016  (Santa Rita Jail;  Insured:
AMBAC)                                                                     NR/AA-         1,830,000       2,023,669
Alvord USD GO, 5.25% due 2/1/2014 (Insured: Natl-Re)                       Baa1/A+        1,150,000       1,250,245
Bay Area Toll Authority, 5.00% due 4/1/2016 (San Francisco Bay Area)       Aa3/AA         2,075,000       2,292,813
Calexico USD GO, 6.75% due 9/1/2017                                         NR/NR         3,060,000       3,117,222
California HFA, 5.00% due 11/15/2011 (Cedars Sinai Medical Center)          A2/NR         1,500,000       1,563,150
California HFA, 5.25% due 10/1/2013 (Providence Health)                    Aa2/AA           650,000         691,379
California HFA, 6.00% due 10/1/2018 (Providence Health)                    Aa2/AA           500,000         553,420
California HFA, 5.125% due 7/1/2022 (Catholic Healthcare West)              A2/A          2,500,000       2,418,950
California Housing Finance Agency,  4.85% due 8/1/2016  (Insured:  FSA)
(AMT)                                                                      Aa2/AAA        1,000,000       1,014,990
California Housing Finance Agency, 9.875% due 2/1/2017                     Aa2/AA-        1,345,000       1,350,958
California Housing Finance Agency,  5.00% due 8/1/2017  (Insured:  FSA)
(AMT)                                                                      Aa2/AAA          980,000         996,513
California Housing Finance Agency,  5.125% due 8/1/2018 (Insured:  FSA)
(AMT)                                                                      Aa2/AAA        1,000,000         960,700
California Mobile Home Park Financing  Authority,  4.75% due 11/15/2010
(Rancho Vallecitos; Insured: ACA)                                           NR/NR           500,000         497,155
California Mobile Home Park Financing  Authority,  5.00% due 11/15/2013
(Rancho Vallecitos; Insured: ACA) (1)                                       NR/NR           570,000         541,380
California PCR, 5.90% due 6/1/2014 (San Diego Gas & Electric)               A2/A          2,500,000       2,614,550
California PCR, 5.35% due 12/1/2016 (Pacific Gas & Electric) (AMT)          A3/A          2,000,000       1,959,200
California PCR Solid Waste  Disposal,  6.75% due 7/1/2011 (North County
Recycling Center) (ETM)                                                    Aaa/NR           980,000       1,032,342
California PCR Solid Waste  Disposal,  5.25% due 6/1/2023 put 12/1/2017
(Republic Services, Inc.) (AMT)                                           Baa3/BBB        1,620,000       1,516,109
California State Department of  Transportation  COP, 5.25% due 3/1/2016
(Insured: Natl-Re)                                                          A3/A          2,000,000       2,005,780
California State GO, 5.75% due 10/1/2010 (Insured: FSA)                    Aa3/AAA        1,000,000       1,052,770
California State GO, 5.50% due 3/1/2012 (School Improvements;  Insured:
FGIC-TCRS)                                                                  A2/A            230,000         231,316
California  State GO, 0.80% due 5/1/2033 put 7/1/2009  (LOC:  JP Morgan
Chase Bank & WestLB AG) (daily demand notes)                             VMIG1/A-1+       1,150,000       1,150,000
California State Public Works Board Lease,  5.50% due 6/1/2010 (Various
Universities)                                                              Aa2/AA-          360,000         370,181
California  State  Public  Works  Board  Lease,   5.25%  due  10/1/2013
(California State University)                                               A1/A            500,000         503,875
California State Public Works Board Lease, 5.25% due 12/1/2014              A3/A-         1,525,000       1,544,108
California   State  Public  Works  Board  Lease,   5.00%  due  1/1/2015
(Department of Corrections; Insured: AMBAC)                                 A3/A-         2,000,000       2,054,140
California  State  Public  Works  Board  Lease,   5.00%  due  11/1/2015
(Various Universities)                                                     Aa2/AA-        1,000,000       1,035,700
California State Public Works Board Lease,  5.50% due 4/1/2018 (General
Services Department)                                                        A3/A-         1,000,000       1,018,890
California  Statewide  Community  Development   Authority,   5.00%  due
7/1/2010 (Huntington Memorial Hospital)                                     NR/A+         1,000,000       1,022,900
California  Statewide  Community  Development   Authority,   5.25%  due
8/1/2014 (EAH-East Campus Apartments; Insured: ACA)                        Baa1/NR        1,215,000       1,202,145
California  Statewide  Community  Development   Authority,   5.50%  due
8/15/2014 (Enloe Medical Center; Insured: CA Mtg Insurance)                 NR/A            750,000         793,013
California  Statewide  Community  Development  Authority COP, 6.50% due
8/1/2012 (Cedars Sinai Center Hospital; Insured: Natl-Re)                   A2/A            550,000         584,172
California  Statewide  Community  Development  Authority PCR, 4.10% due
4/1/2028 put 4/1/2013 (Southern California Edison Co.; Insured: XLCA)       A2/A          2,125,000       2,117,584
Carson  Redevelopment  Agency  Tax  Allocation,   6.00%  due  10/1/2019
(Project Area 1)                                                            NR/A-         1,050,000       1,052,677
Central Union High School District Imperial County,  5.00% due 8/1/2012
(Insured: FGIC)                                                             NR/A            830,000         887,228
Central Valley  Financing  Authority,  5.25% due 7/1/2011  (Carson Ice;
Insured: Natl-Re)                                                         Baa1/AA-        1,300,000       1,308,905
Cerritos  Public   Financing   Authority  Tax  Allocation,   5.00%  due
11/1/2014 (Insured: AMBAC)                                                  NR/A-         1,260,000       1,279,240
Corona Norco USD GO Bond Anticipation Note, 3.50% due 2/1/2010            NR/SP-1+        2,000,000       2,017,340
Corona Norco USD GO, 0% due 9/1/2017 (Insured: FSA)                        Aa3/AAA        1,595,000       1,103,277
Daly City Housing  Development  Financing Agency,  5.00% due 12/15/2019
(Franciscan Mobile Home Park)                                               NR/A-         1,815,000       1,631,431
Desert Sands USD COP, 5.25% due 3/1/2014 (School Improvements)              A2/A+         1,745,000       1,810,246
Desert Sands USD COP, 5.00% due 3/1/2017 (School Improvements)              A2/A+         1,500,000       1,490,655
Escondido USD GO, 6.10% due 11/1/2011 (Insured: Natl-Re)                   Baa1/A           500,000         508,175
Fillmore  Public  Financing   Authority,   5.00%  due  5/1/2016  (Water
Recycling; Insured: CIFG)                                                  Baa2/A           735,000         751,170
Golden  State  Tobacco   Securitization   Corp.,  5.375%  due  6/1/2028
pre-refunded 6/1/2010 (Insured: FGIC-TCRS)                                 Aaa/AAA        2,000,000       2,089,440
Golden  State  Tobacco   Securitization   Corp.,   5.50%  due  6/1/2043
pre-refunded 6/1/2013                                                      Aaa/AAA        2,000,000       2,234,540
High Desert California Memorial Health Care, 5.40% due 10/1/2011            NR/NR         1,920,000       1,905,485
Inland Valley Development Agency, 5.25% due 4/1/2012 (1)                    NR/A          1,490,000       1,522,780
Irvine Ranch Water  District GO, 0.50% due 7/1/2035 put 7/1/2009  (LOC:
Landesbank Baden) (daily demand notes)                                    VMIG1/A-2       1,665,000       1,665,000
Kern High School District GO, 7.00% due 8/1/2010 (ETM)                     Baa1/NR          165,000         176,557
Lindsay USD COP, 5.75% due 10/1/2017 (Insured: Assured Guaranty)           NR/AAA         1,160,000       1,161,392
Lindsay USD COP, 6.00% due 10/1/2018 (Insured: Assured Guaranty)           NR/AAA           680,000         684,964
Los  Angeles  Community   Redevelopment   Agency,  5.00%  due  7/1/2009
(Cinerama Dome Public Parking; Insured: ACA)                                NR/NR           835,000         834,916
Los  Angeles  Community   Redevelopment   Agency,  5.75%  due  7/1/2010
(Cinerama Dome Public Parking; Insured: ACA)                                NR/NR           435,000         423,525
Los  Angeles  Convention  &  Exhibition  Center  Authority,  5.00%  due
8/15/2016                                                                  A1/AA-         2,000,000       2,108,760
Los Angeles COP, 5.00% due 2/1/2012 (Insured: Natl-Re)                     A1/AA-         1,400,000       1,474,676
Los Angeles  County  Schools,  5.00% due  6/1/2016  (Pooled  Financing;
Insured: Natl-Re)                                                          Baa1/A         1,000,000       1,016,920
Los Angeles  County  Schools,  5.00% due  6/1/2017  (Pooled  Financing;
Insured: Natl-Re)                                                          Baa1/A         1,010,000       1,013,495
Los Angeles  Department of Airports,  5.50% due 5/15/2018  (Los Angeles
Intl.)                                                                     Aa3/AA         2,000,000       2,121,760
Los Angeles  Department of Water & Power,  5.25% due 7/1/2011 (Insured:
Natl-Re)                                                                   Aa3/AA-        3,000,000       3,230,430
Los Angeles USD GO, 5.50% due 7/1/2012 (Insured: Natl-Re)                  Aa3/AA-        2,500,000       2,735,400
Merced Redevelopment Agency Tax Allocation, 5.25% due 9/1/2020              NR/A-         1,190,000       1,136,926
Milpitas  Redevelopment  Agency  Tax  Allocation,  5.00%  due  9/1/2015
(Insured: Natl-Re)                                                         Baa1/A         2,000,000       2,013,840
Mojave USD COP, 0% due 9/1/2017 (Insured: FSA)                             NR/AAA         1,045,000         710,255
Mojave USD COP, 0% due 9/1/2018 (Insured: FSA)                             NR/AAA         1,095,000         678,834
Moorpark  Mobile  Home Park,  5.80% due  5/15/2010  (Villa Del  Arroyo;
Insured: ACA)                                                               NR/NR           270,000         271,488
Norwalk  Redevelopment  Agency  Tax  Allocation,  5.00%  due  10/1/2014
(Insured: Natl-Re)                                                         Baa1/A           625,000         634,525
Orange County Public Financing Authority,  5.00% due 7/1/2017 (Insured:
Natl-Re)                                                                    A1/A+         1,245,000       1,264,273
Oxnard Financing  Authority Solid Waste,  5.00% due 5/1/2013  (Insured:
AMBAC) (AMT)                                                                NR/A          2,115,000       2,158,780
Oxnard Financing  Authority Waste Water,  5.25% due 6/1/2014  (Insured:
FGIC)                                                                       NR/A+         1,000,000       1,078,210
Palomar  Pomerado  Health  GO,  0%  due  8/1/2019   (Insured:   Assured
Guaranty)                                                                  Aa2/AAA        2,000,000       1,156,180
Pomona USD GO, 6.10% due 2/1/2010 (Insured: Natl-Re)                       Baa1/A           320,000         326,230
Port Oakland  California,  5.75% due  11/1/2012  pre-refunded  5/1/2010
(Port, Airport & Marina Improvements; Insured: FGIC) (AMT)                 A1/AA-            15,000          15,569
Port Oakland  California,  5.75% due 11/1/2012 (Port,  Airport & Marina
Improvements; Insured: FGIC) (AMT)                                         A1/AA-         2,160,000       2,186,784
Richmond Joint Powers Financing  Authority,  5.25% due 5/15/2013 (Lease
& Gas Tax)                                                                  NR/A            390,000         390,589
Riverside County Palm Desert Financing Authority, 5.00% due 5/1/2013       A2/AA-         1,000,000       1,058,780
Roseville Natural Gas Financing Authority, 5.00% due 2/15/2017              A2/A          1,000,000         897,550
Sacramento  City  Financing  Authority,   0%  due  11/1/2014  (Insured:
Natl-Re)                                                                   Baa1/A         3,310,000       2,503,816
Sacramento County Sanitation  District Financing  Authority,  5.75% due
12/1/2009                                                                  Aa3/AA           560,000         572,018
San  Bernardino  County  Community  Facilities   District,   5.10%  due
9/1/2011                                                                    NR/NR           190,000         188,940
San  Bernardino  County  Community  Facilities   District,   5.20%  due
9/1/2012                                                                    NR/NR           205,000         203,042
San  Bernardino  County  Community  Facilities   District,   5.30%  due
9/1/2013                                                                    NR/NR           300,000         294,468
San Bernardino  County Multi Family  Housing,  4.75% due 12/15/2031 put
12/15/2011 (Rolling Ridge LLC; Collateralized: FNMA)                       Aaa/NR         3,100,000       3,294,277
San Bernardino  County  Transportation  Authority  Sales Tax, 6.00% due
3/1/2010 (Insured: FGIC) (ETM)                                              NR/NR           195,000         201,540
San Diego County COP, 5.625% due 9/1/2012 (Insured: AMBAC)                 NR/BBB           550,000         560,802
San Diego  County  COP,  5.50%  due  9/1/2017  (Developmental  Services
Foundation)                                                                Baa1/NR        2,000,000       1,736,580
San   Francisco   City  &   County   Airports,   6.50%   due   5/1/2019
(International Airport)                                                     A1/A          1,480,000       1,536,314
San  Francisco  City & County  Redevelopment  Agency,  0% due  7/1/2010
(George R Moscone Convention Center)                                       A1/AA-         1,380,000       1,347,915
San  Joaquin  County COP,  5.50% due  11/15/2013  (Capital  Facilities;
Insured: Natl-Re)                                                          Baa1/A         1,000,000       1,010,670
San  Joaquin  Delta  Community  College  District  GO, 0% due  8/1/2019
(Insured: FSA)                                                             Aa3/AAA        5,000,000       3,021,100
San Jose  Evergreen  Community  College  District  GO, 0% due  9/1/2011
crossover refunded 9/1/2010 (Insured: AMBAC)                               Aa2/AA-        2,200,000       2,036,254
San Jose  Redevelopment  Agency  Tax  Allocation,  6.00%  due  8/1/2010
(Merged Area Redevelopment; Insured: Natl-Re)                               A3/A            670,000         687,052
San Jose  Redevelopment  Agency  Tax  Allocation,  5.25%  due  8/1/2012
(Merged Area Redevelopment; Insured: Natl-Re)                               A3/A          1,000,000       1,031,610
San Luis &  Delta-Mendota  Water  Authority,  4.50% due 3/1/2014 (Water
Utility Improvements)                                                       NR/A+         2,000,000       2,027,220
San Mateo Flood Control  District COP, 5.25% due 8/1/2017 (Colma Creek;
Insured: Natl-Re)                                                          Baa1/A         1,000,000       1,002,630
San Mateo USD GO, 0% due 9/1/2019 (Insured: FGIC)                          Aa3/AA-        2,000,000       1,190,480
Seal Beach Redevelopment  Agency Mobile Home Park, 5.20% due 12/15/2013
(Insured: ACA)                                                              NR/NR           575,000         545,980
Southeast Resource Recovery Facilities Authority,  5.375% due 12/1/2013
(Insured: AMBAC) (AMT)                                                      A2/A+         1,060,000       1,098,001
Southern   California  Public  Power  Authority,   5.15%  due  7/1/2015
(Insured: AMBAC)                                                           Aa3/BBB          350,000         389,025
Southern   California  Public  Power  Authority,   5.15%  due  7/1/2015
(Insured: AMBAC)                                                           Aa3/BBB          250,000         277,875
Tracy Area Public  Facilities  Financing Agency Special Tax, 5.875% due
10/1/2019 (Community Facilities District No. 87)                           Baa1/A         2,025,000       2,025,952
Tuolumne Wind Project Authority, 5.00% due 1/1/2015 (Tuolumne Co.) (2)      A1/A+           500,000         529,795
Tuolumne Wind Project Authority, 5.00% due 1/1/2018 (Tuolumne Co.) (2)      A1/A+         1,460,000       1,501,741
Val Verde USD COP, 5.00% due 1/1/2014 (Insured: FGIC) (ETM)                 NR/NR           445,000         502,828
Victorville  Redevelopment  Agency,  5.00% due  12/1/2014  (Bear Valley
Road Redevelopment; Insured: FSA)                                          Aa3/AAA          300,000         319,269
Walnut Valley USD GO, 8.75% due 8/1/2010 (Insured: Natl-Re) (ETM)          NR/AA-         1,000,000       1,088,580
Washington Township Health Care District, 5.00% due 7/1/2009                A3/NR           450,000         450,027
Washington  USD COP,  5.00% due  8/1/2017  (New High  School;  Insured:
AMBAC)                                                                     NR/BBB+          725,000         715,307
Whittier Solid Waste, 5.375% due 8/1/2014 (Insured: AMBAC)                 NR/BBB         1,000,000       1,002,680


TOTAL INVESTMENTS --100.03%(Cost $ 136,893,611)                                                     $   137,185,374


LIABILITIES NET OF OTHER ASSETS -- (0.03)%                                                                  (40,053)


NET ASSETS -- 100.00%                                                                               $   137,145,321

Footnote Legend
+ Credit ratings are unaudited. Rating changes may have occurred prior to or subsequent to the reporting period end.

(1) Segregated as collateral for a when-issued security.

(2) When-issued security.

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ABAG       Association of Bay Area Governments
ACA        Insured by American Capital Access
AMBAC      Insured by American Municipal Bond Assurance Corp.
AMT        Alternative Minimum Tax
CIFG       CIFG Assurance North America Inc.
COP        Certificates of Participation
ETM        Escrowed to Maturity
FGIC       Insured by Financial Guaranty Insurance Co.
FNMA       Collateralized by Federal National Mortgage Association
FSA        Insured by Financial Security Assurance Co.
GO         General Obligation
HFA        Health Facilities Authority
LOC        Letter of Credit
Mtg        Mortgage
Natl-Re    Insured by National Public Finance Guarantee Corp.
PCR        Pollution Control Revenue Bond
TCRS       Temporary Custodian Receipts
USD        Unified School District
XLCA       Insured by XL Capital Assurance

Notes to Schedule of Investments:

Valuation of Investments: Debt obligations have a primary market over the counter and are valued by an independent pricing service approved by the Trustees of the Trust. The pricing service ordinarily values debt obligations at quoted bid prices. When quotations are not available, debt obligations are valued at evaluated prices determined by the pricing service using methods which include consideration of yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity, and rating, and indications as to value from dealers and general market conditions. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

In any case where a pricing service fails to provide a price for a debt obligation held by the Fund, the valuation and pricing committee determines a fair value for the obligation using procedures approved by the Trustees. Additionally, in any case where management believes that a price provided by a pricing service for a debt obligation may be unreliable, the valuation and pricing committee decides whether or not to use the pricing service's valuation or to determine a fair value for the obligation.

In determining fair value for any portfolio security or other investment, the valuation and pricing committee seeks to determine the amount that an owner of the investment might reasonably expect to receive upon a sale of the investment. However, because fair value prices are estimated prices, the valuation and pricing committee's determination of fair value for an investment may differ from the value that would be realized by the Fund upon a sale of the investment, and that difference could be material to the Fund's financial statements. The valuation and pricing committee's determination of fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation Measurements: Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three levels listed below.

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment rates, credit risk, etc.)

Level 3: Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table displays a summary of the inputs used to value the Fund's net assets as of June 30, 2009. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

Investments in Securities                      Total            Level 1                  Level 2             Level 3

    Municipal Bonds                    $    137,185,374   $            --       $      137,185,374     $            --

Total Investments in Securities        $    137,185,374   $            --       $      137,185,374     $            --

Other Notes:
Information respecting the Fund's significant accounting policies is provided in the Fund's most recent Semi-Annual Report.


SCHEDULE OF INVESTMENTS                                                                                (UNAUDITED)

Thornburg Intermediate Municipal Fund                                                                 June 30, 2009

CUSIPS: CLASS A - 885-215-202, CLASS C - 885-215-780, CLASS I - 885-215-673
NASDAQ SYMBOLS: CLASS A - THIMX, CLASS C - THMCX, CLASS I - THMIX
                                                                         Credit Rating+    Principal
Issuer-Description                                                          Moody's/S&P    Amount             Value

Alabama -- 0.70%
  Lauderdale  County & Florence City Health Care  Authority,  5.75% due
  7/1/2013 (Coffee Health; Insured: Natl-Re)                                Baa1/A     $  1,600,000  $    1,616,640
  University  of  Alabama at  Birmingham  Hospital  Revenue,  5.25% due
  9/1/2025                                                                   A1/A+        2,000,000       1,978,380
Alaska -- 0.61%
  Alaska Municipal Bond Bank, 5.00% due 10/1/2017 (Insured: FGIC)            A1/A+        2,470,000       2,596,044
  Anchorage GO, 6.00% due 10/1/2012 (Insured: Natl-Re/FGIC)                  NR/AA          500,000         533,380
Arizona -- 2.39%
  Chandler IDA, 4.375% due 12/1/2035 (Intel Corp.) (AMT)                     A1/NR        1,000,000         986,720
  Mohave County IDA, 7.25% due 5/1/2015 (Mohave Prison LLC)                 NR/BBB+       4,640,000       4,868,056
  Phoenix  Civic  Improvement   Corp.,  5.00%  due  7/1/2017  (Insured:
  Natl-Re)                                                                  Aa3/AA        1,000,000       1,070,380
  Pima County IDA, 6.70% due 7/1/2021 (Arizona Charter Schools)             Baa3/NR       2,615,000       2,123,589
  Salt Verde Financial Corp. Gas Revenue, 5.25% due 12/1/2022                A3/A         2,000,000       1,697,240
  Salt Verde Financial Corp. Gas Revenue, 5.25% due 12/1/2028                A3/A           500,000         400,970
  Tucson GO, 9.75% due 7/1/2012 (ETM)                                       NR/AA-          400,000         497,944
  Tucson GO, 9.75% due 7/1/2013 (ETM)                                       NR/AA-          500,000         652,510
California -- 6.05%
  California  Department of Water  Resources  Power  Supply,  0.30% due
  5/1/2022 put 7/1/2009  (LOC:  Bayerische  Landesbank)  (daily  demand
  notes)                                                                  VMIG1/A-1+        600,000         600,000
  California  Department of Water  Resources  Power  Supply,  0.70% due
  5/1/2022 put 7/8/2009 (Insured: FSA) (weekly demand notes)                Aa3/AAA         200,000         200,000
  California  Economic Recovery,  0.28% due 7/1/2023 put 7/1/2009 (SPA:
  Bank of America) (daily demand notes)                                      A2/A+          250,000         250,000
  California HFA, 5.125% due 7/1/2022 (Catholic Healthcare West)             A2/A         1,000,000         981,540
  California PCR, 5.35% due 12/1/2016 (Pacific Gas & Electric) (AMT)         A3/A         2,740,000       2,684,104
  California  State GO, 0.80% due 5/1/2033 put 7/1/2009 (LOC: JP Morgan
  Chase Bank & WestLB AG) (daily demand notes)                              Aaa/AA-         750,000         750,000
  California  State  Public  Works  Board  Lease,  5.00%  due  6/1/2017
  (Regents of University of California; Insured: FGIC)                      Aa2/AA-       2,000,000       2,142,400
  California  Statewide  Community  Development  Authority,  6.25%  due
  8/15/2028 (Enloe Medical Center; Insured: CA Mtg Insurance)                NR/A         1,050,000       1,063,734
  Carson  Redevelopment  Agency  Tax  Allocation,  6.25% due  10/1/2022
  (Project Area 1)                                                           NR/A-        1,620,000       1,611,738
  Carson Redevelopment Agency Tax Allocation, 6.375% due 10/1/2024
  (Project Area 1)                                                           NR/A-        1,300,000       1,297,452
  El Camino Hospital District, 6.25% due 8/15/2017 (ETM)                    NR/BBB        1,000,000       1,158,920
  Golden West Schools Financing  Authority,  0% due 8/1/2018  (Insured:
  Natl-Re)                                                                  Baa1/A        2,140,000       1,269,298
  Irvine  Ranch Water  District  GO,  0.50% due  7/1/2035  put 7/1/2009
  (LOC: Landesbank Baden) (daily demand notes)                             VMIG1/A-2        500,000         500,000
  Los Angeles Regional Airport  Improvement  Corp.,  5.00% due 1/1/2017
  (LAX Fuel Corp.; Insured: FSA) (AMT)                                      Aa3/AAA       1,120,000       1,124,267
  Merced   Redevelopment   Agency,   6.25%   due   9/1/2029   (Gateways
  Redevelopment)                                                             NR/A-        1,500,000       1,427,025
  Mojave USD COP, 0% due 9/1/2021 (Insured: FSA)                            NR/AAA        1,095,000         539,003
  Mojave USD COP, 0% due 9/1/2023 (Insured: FSA)                            NR/AAA        1,100,000         464,992
  Northern California Gas Authority Number 1, 1.529% due 7/1/2027            A2/A+        5,000,000       2,855,000
  Redwood City, 0% due 7/15/2023 (Redevelopment; Insured: AMBAC)             NR/A-        2,060,000         878,075
  San   Francisco   City  &  County   Airports,   6.50%  due   5/1/2019
  (International Airport)                                                    A1/A         2,000,000       2,076,100
  San Mateo USD GO, 0% due 9/1/2019 (Insured: FGIC)                         Aa3/AA-       3,000,000       1,785,720
  Tuolumne Wind Project  Authority,  5.875% due 1/1/2029
  (Tuolumne Co.) (1)                                                         A1/A+        3,000,000       3,042,510
  Victor  Elementary  School  District  GO, 0% due  8/1/2025  (Insured:
  FGIC)                                                                      A2/A         1,535,000         560,674
  Washington USD COP, 5.00% due 8/1/2022 (New High School; Insured: AMBAC)  NR/BBB+       2,010,000       1,860,898
Colorado -- 5.61%
  Adams  County,  5.00% due 8/1/2014  (Platte  Valley  Medical  Center;
  Insured: FHA 242; Natl-Re)                                                 NR/A         1,000,000       1,050,840
  Adams County Communication Center COP, 5.75% due 12/1/2016                Baa1/NR       1,265,000       1,277,106
  Arvada IDRB,  5.60% due  12/1/2012  (Wanco  Inc.;  LOC: US Bank N.A.)
  (AMT)                                                                      NR/NR          370,000         358,904
  Central  Platte  Valley  Metropolitan  District,  5.15% due 12/1/2013
  pre-refunded 12/1/2009                                                    NR/AAA        1,000,000       1,030,080
  Central Platte Valley  Metropolitan  District GO, 5.00% due 12/1/2031
  put 12/1/2009 (LOC: BNP Paribas)                                           NR/AA        3,995,000       4,046,296
  Colorado  Educational  &  Cultural  Facilities,  5.25% due  8/15/2019
  (Peak to Peak Charter School; Insured: XLCA)                               NR/A         1,375,000       1,310,815
  Denver City & County Airport, 5.50% due 11/15/2015 (Insured:
  FGIC) (AMT)                                                                A1/A+        5,000,000       5,122,800
  Denver City & County Housing  Authority,  5.20% due 11/1/2027  (Three
  Towers Rehabilitation; Insured: FSA) (AMT)                                Aa3/NR        2,555,000       2,435,784
  El Paso County  School  District GO, 7.10% due  12/1/2013  (State Aid
  Withholding)                                                              Aa3/AA-         500,000         599,480
  Madre Metropolitan District GO, 5.375% due 12/1/2026                       NR/NR        2,220,000       1,187,589
  Murphy Creek Metropolitan District GO, 6.00% due 12/1/2026                 NR/NR        2,000,000       1,392,400
  North Range Metropolitan  District GO, 5.00% due 12/15/2021 (Insured:
  ACA)                                                                       NR/NR        1,500,000       1,029,870
  Northwest Parkway Public Highway, 0% due 6/15/2014 (Insured:
  FSA) (ETM)                                                                Aa3/AAA       1,005,000       1,012,738
  Park  Creek  Metropolitan  District,  5.25% due  12/1/2020  (Insured:
  Assured Guaranty)                                                         NR/AAA        1,125,000       1,123,605
  Plaza  Metropolitan  District Public  Improvement  Fee/Tax Increment,
  7.70% due 12/1/2017                                                        NR/NR        2,500,000       2,313,450
  Public  Authority  For  Colorado  Energy  Gas  Revenue,   6.125%  due
  11/15/2023 (Guaranty: Merrill Lynch)                                       A2/A         2,000,000       1,898,260
  Southlands    Metropolitan   District   GO,   7.00%   due   12/1/2024
  pre-refunded 12/1/2014                                                    NR/AAA        1,370,000       1,691,566
Delaware -- 0.09%
  Delaware State HFA, 5.25% due 5/1/2016  (Nanticoke Memorial Hospital;
  Insured: Radian)                                                          NR/BBB-         525,000         479,168
District Of Columbia -- 2.23%
  District of Columbia Association of American Medical Colleges,  5.00%
  due 2/15/2017 (Insured: AMBAC)                                            Aa2/AA        1,000,000       1,079,710
  District of Columbia COP, 5.25% due 1/1/2014 (Insured: FGIC)               A2/A         2,000,000       2,132,620
  District of Columbia COP, 5.00% due 1/1/2020 (Insured: FGIC)               A2/A         3,900,000       3,893,682
  District of Columbia COP, 5.00% due 1/1/2023 (Insured: FGIC)               A2/A         1,000,000         992,250
  District of Columbia GO, 6.00% due 6/1/2015 (Insured: Natl-Re)             A1/A+        3,000,000       3,374,880
Florida -- 11.83%
  Broward  County Housing  Finance  Authority  Multi Family,  5.40% due
  10/1/2011  (Pembroke  Park  Apartments;   Guaranty:  Florida  Housing
  Finance Corp.) (AMT)                                                       NR/NR          270,000         273,777
  Broward County School Board COP, 5.00% due 7/1/2020 (Insured: FSA)        Aa3/AAA       1,000,000       1,011,180
  Collier  County Housing  Finance  Authority  Multi Family,  4.90% due
  2/15/2032 put 2/15/2012 (Goodlette Arms; Collateralized: FNMA)            Aaa/NR        1,000,000       1,060,950
  Crossings  at  Fleming  Island  Community   Development,   5.60%  due
  5/1/2012 (Insured: Natl-Re)                                               Baa1/A        1,080,000       1,090,638
  Enterprise  Community  Development  District  Assessment Bonds, 6.00%
  due 5/1/2010 (Insured: Natl-Re)                                           Baa1/A          305,000         306,098
  Escambia County HFA, 5.125% due 10/1/2014  (Baptist  Hospital/Baptist
  Manor)                                                                   Baa1/BBB-      1,000,000         976,560
  Escambia  County  HFA,  5.95%  due  7/1/2020   (Florida  Health  Care
  Facility Loan; Insured: AMBAC)                                             NR/NR        2,385,000       2,436,754
  Flagler County School Board COP, 5.00% due 8/1/2020 (Insured: FSA)        Aa3/AAA       2,560,000       2,584,346
  Florida Board of Education GO Capital Outlay, 9.125% due 6/1/2014         Aa1/AAA         720,000         833,753
  Florida Board of Education GO Capital Outlay, 5.75% due 6/1/2018          Aa1/AAA       1,460,000       1,527,394
  Florida  Housing  Finance  Corp.,  5.40%  due  4/1/2014  pre-refunded
  10/1/2010 (Augustine Club Apartments; Insured: Natl-Re)                   Aaa/NR          415,000         448,333
  Florida Housing Finance Corp. Homeowner Mtg, 4.80% due 1/1/2016           Aa1/AA+         270,000         278,678
  Florida  Municipal  Loan  Council,   5.00%  due  10/1/2024  (Insured:
  Natl-Re)                                                                  Baa1/A        2,235,000       2,169,827
  Florida  State  Department  of  Children  & Families  COP,  5.00% due
  10/1/2018 (South Florida Evaluation Treatment)                            NR/AA+        2,090,000       2,162,962
  Florida  State  Department  of  Children  & Families  COP,  5.00% due
  10/1/2019 (South Florida Evaluation Treatment)                            NR/AA+        2,255,000       2,313,856
  Florida  State  Department  of  Environmental  Protection,  5.00% due
  7/1/2017 (Florida Forever; Insured: FGIC)                                 A1/AA-        1,000,000       1,030,070
  Gainesville Utilities Systems Revenue, 1.151% due 10/1/2026 put
  7/1/2009 (SPA: Suntrust Bank) (daily demand notes)                      VMIG1/A-1       1,100,000       1,100,000
  Gainesville Utilities Systems  Revenue,  1.15%  due 10/1/2026  put
  7/1/2009 (SPA: Suntrust Bank) (daily demand notes)                      VMIG1/A-2       2,000,000       2,000,000
  Highlands  County  HFA,  5.00%  due  11/15/2019   (Adventist   Health
  Hospital)                                                                  A1/A+          875,000         882,551
  Highlands  County  HFA,  5.00%  due  11/15/2019   (Adventist   Health
  Hospital)                                                                  A1/A+        1,100,000       1,109,493
  Hillsborough   County   Assessment   Capacity,   5.00%  due  3/1/2017
  (Insured: FGIC)                                                            A3/A+        1,000,000         990,020
  Hillsborough  County IDA PCR,  5.10% due  10/1/2013  (Tampa  Electric
  Co.)                                                                     Baa1/BBB       1,000,000       1,013,370
  Hollywood  Community   Redevelopment   Agency,   5.00%  due  3/1/2021
  (Insured: XLCA)                                                           Baa1/NR       3,000,000       2,639,430
  Jacksonville   HFA  Hospital,   5.75%  due   8/15/2014   pre-refunded
  8/15/2011                                                                  NR/NR        1,000,000       1,015,820
  Manatee County, 5.00% due 10/1/2016 (Insured: AMBAC)                      Aa3/AA-       1,000,000       1,059,630
  Marion  County  Hospital   District,   5.00%  due  10/1/2022  (Munroe
  Regional Health)                                                           A3/NR        1,000,000         880,150
  Miami  Dade  County  GO,   6.25%  due   7/1/2026   (Building   Better
  Communities)                                                              Aa3/AA-       2,130,000       2,316,609
  Miami Dade County  School Board COP,  5.00% due  10/1/2021  (Insured:
  AMBAC)                                                                     A3/A         3,035,000       2,974,877
  Miami Dade County  School  Board COP,  5.25% due  5/1/2022  (Insured:
  Assured Guaranty)                                                         Aa2/AAA       2,600,000       2,638,376
  Miami GO, 5.375% due 9/1/2015 (Insured: Natl-Re)                           A2/A+        1,000,000       1,090,010
  Orange County HFA, 6.25% due 10/1/2013  (Orlando  Regional  Hospital;
  Insured: Natl-Re)                                                          A2/A           440,000         472,723
  Orange  County  HFA,  5.125%  due  6/1/2014  (Mayflower   Retirement;
  Insured: Radian)                                                          NR/BBB-       1,000,000         941,630
  Orange County HFA, 6.25% due 10/1/2016  (Orlando  Regional  Hospital;
  Insured: Natl-Re)                                                          A2/A           280,000         300,695
  Orange  County HFA,  6.375% due  11/15/2020  pre-refunded  11/15/2010
  (Adventist Health Systems)                                                 A1/NR        1,000,000       1,086,560
  Port Everglades Authority, 5.00% due 9/1/2016(2) (Insured: FSA)           Aa3/AAA       5,000,000       5,049,950
  South Miami HFA, 5.00% due 8/15/2022 (Baptist Health Group)               Aa3/AA-       1,500,000       1,494,195
  St. Johns County IDA, 5.85% due 8/1/2024                                   NR/NR        4,885,000       4,148,195
  Tampa  Bay  Water  Utilities  System  Revenue,  5.50%  due  10/1/2022
  (Insured: FGIC)                                                           Aa3/AA+       2,750,000       3,003,357
  Tampa Health  Systems,  5.50% due 11/15/2013  (Baycare  Health Group;
  Insured: Natl-Re)                                                          Aa3/A        1,050,000       1,100,694
  University  of  Central  Florida  COP  Convocation  Corp.,  5.00% due
  10/1/2019 (Insured: FGIC)                                                  NR/A         1,135,000       1,055,085
Georgia -- 1.09%
  Atlanta Airport Revenue, 6.00% due 1/1/2018 (Insured: FGIC) (AMT)          A1/A+        1,000,000       1,006,900
  Atlanta  Tax  Allocation,  5.00%  due  12/1/2015  (Atlantic  Station;
  Insured: Assured Guaranty)                                                Aa2/AAA       4,120,000       4,379,395
  Georgia Municipal Electric Power Authority, 10.00% due 1/1/2010            A1/A+          230,000         239,469
Hawaii -- 0.33%
  Hawaii Department of Budget & Finance,  6.40% due 7/1/2013 (Kapiolani
  Health Care; Insured: Natl-Re)                                            Baa1/A        1,645,000       1,708,645
Idaho -- 0.88%
  Boise City IDRB Corp.,  5.00% due  5/15/2020  (Western  Trailer  Co.;
  LOC: Wells Fargo) (AMT)                                                   Aa2/NR        2,000,000       1,961,600
  Madison County Hospital Revenue, 5.25% due 9/1/2030                       NR/BBB-       1,000,000         757,850
  Madison County Hospital Revenue, 5.25% due 9/1/2037                       NR/BBB-       2,500,000       1,794,550
Illinois -- 8.24%
  Chicago  Midway  Airport  Second Lien,  5.00% due 1/1/2019  (Insured:
  AMBAC) (AMT)                                                               A3/A-        1,210,000       1,149,355
  Chicago O'Hare  International  Airport Revenue Second Lien, 5.75% due
  1/1/2018 (Insured: AMBAC) (AMT)                                            A1/A         3,000,000       3,003,450
  Chicago   Tax   Increment,   6.25%   due   11/15/2013   (Near   South
  Redevelopment; Insured: ACA)                                               NR/NR        1,400,000       1,426,712
  Chicago Tax Increment,  0% due 11/15/2014 (Near South  Redevelopment;
  Insured: ACA)                                                              NR/NR        1,340,000         899,261
  Chicago  Tax  Increment  Allocation,   5.30%  due  1/1/2014  (Lincoln
  Belmont; Insured: ACA)                                                     NR/NR        2,285,000       2,137,160
  Cook County School District GO, 0% due 12/1/2022 (ETM)                     NR/NR        2,000,000       1,088,080
  Illinois DFA, 6.00% due 11/15/2012  (Adventist Health Group; Insured:
  Natl-Re)                                                                  Baa1/AA       2,860,000       2,953,379
  Illinois DFA Community Rehab Providers, 5.90% due 7/1/2009                NR/BBB-         290,000         290,006
  Illinois Educational Facilities Authority,  5.00% due 11/1/2016 (Rush
  University Medical Center)                                                 A3/A         1,000,000         999,320
  Illinois  Educational  Facilities  Authority,  5.625%  due  10/1/2022
  (Augustana College)                                                       Baa1/NR       1,000,000         933,880
  Illinois Educational Facilities Authority,  5.75% due 11/1/2028 (Rush
  University Medical Center)                                                 A3/A         1,000,000         967,090
  Illinois Finance Authority,  5.00% due 8/1/2022 (Bradley  University;
  Insured: XLCA)                                                             NR/A         1,000,000       1,008,230
  Illinois Finance Authority, 6.125% due 11/1/2023                          Aa3/AA        5,000,000       5,288,950
  Illinois Finance  Authority,  5.00% due 2/1/2027 (Newman  Foundation;
  Insured: Radian)                                                          NR/BBB-       1,220,000         942,462
  Illinois HFA, 6.00% due 7/1/2011 (Loyola  University  Health Systems;
  Insured: Natl-Re)                                                         Baa1/A        1,370,000       1,417,827
  Illinois HFA, 6.00% due 7/1/2012 (Loyola  University  Health Systems;
  Insured: Natl-Re) (ETM)                                                    NR/A           230,000         261,515
  Illinois HFA, 6.00% due 7/1/2012 (Loyola  University  Health Systems;
  Insured: Natl-Re)                                                         Baa1/A        1,080,000       1,128,730
  Illinois  HFA,  6.25% due  11/15/2019  pre-refunded  11/15/2009  (OSF
  Healthcare)                                                                A2/A         1,250,000       1,289,262
  Illinois   HFA,   5.70%   due   2/20/2021   (Midwest   Care   Center;
  Collateralized: GNMA)                                                     Aaa/NR          855,000         879,581
  Melrose Park Tax Increment, 6.50% due 12/15/2015 (Insured: FSA)           Aa3/AAA       1,015,000       1,082,558
  Sangamon  County  School  District COP,  5.875% due 8/15/2018
  (Hay Edwards; Insured: ACA)                                                NR/NR        2,300,000       2,036,489
  Sherman  Mortgage,  6.10% due 10/1/2014  (Villa  Vianney Health Care;
  Collateralized: FHA/GNMA)                                                 NR/AAA        1,170,000       1,200,408
  Sherman  Mortgage,  6.20% due 10/1/2019  (Villa  Vianney Health Care;
  Collateralized: FHA/GNMA)                                                 NR/AAA        1,600,000       1,637,184
  Southern Illinois University, 0% due 4/1/2014 (Insured: Natl-Re)           A1/A         1,425,000       1,221,425
  Southwestern  Illinois  Development   Authority,   0%  due  12/1/2024
  (Insured: FSA)                                                            NR/AAA        2,975,000       1,254,171
  Tazewell  County School  District GO, 9.00% due  12/1/2024  (Insured:
  FGIC)                                                                      A3/NR        1,205,000       1,702,508
  University of Illinois, 0% due 4/1/2014 (Insured: Natl-Re)                 Aa3/A        1,590,000       1,394,478
  Will County Community School District GO, 0% due 11/1/2011  (Insured:
  FSA)                                                                      Aa3/AAA       2,965,000       2,791,992
Indiana -- 6.75%
  Allen County  Economic  Development,  5.80% due  12/30/2012  (Indiana
  Institute of Technology)                                                   NR/NR          895,000         894,723
  Allen County  Economic  Development,  5.75% due  12/30/2015  (Indiana
  Institute of Technology)                                                   NR/NR        1,355,000       1,292,860
  Allen County Jail Building Corp., 5.00% due 4/1/2018 (Insured: XLCA)      Aa3/NR        2,495,000       2,615,633
  Allen County Redevelopment District, 5.00% due 11/15/2018                  A3/NR        1,560,000       1,605,458
  Boone County Hospital Association,  5.625% due 1/15/2015 pre-refunded
  7/15/2011 (Insured: FGIC)                                                  NR/A+        1,000,000       1,092,530
  Carmel  Redevelopment  Authority  Lease, 0% due 2/1/2016  (Performing
  Arts Center)                                                              Aa2/AA        1,730,000       1,348,293
  Carmel  Redevelopment  Authority  Lease, 0% due 2/1/2021  (Performing
  Arts Center)                                                              Aa2/AA        2,000,000       1,114,020
  Dyer  Redevelopment  Authority,   6.40%  due  7/15/2015  pre-refunded
  7/15/2009                                                                  NR/A-        1,515,000       1,533,953
  Dyer  Redevelopment  Authority,   6.50%  due  7/15/2016  pre-refunded
  7/15/2009                                                                  NR/A-        1,910,000       1,933,970
  Fishers Redevelopment Authority, 5.25% due 2/1/2020 (Insured: XLCA)       NR/AA+        1,025,000       1,098,687
  Fort Wayne  Redevelopment  Authority,  5.00% due  8/1/2023  (Harrison
  Square; Insured: Assured Guaranty)                                        Aa2/NR        2,290,000       2,388,676
  Goshen Chandler School Building, 0% due 1/15/2011 (Insured: Natl-Re)     Baa1/BBB       1,020,000         977,956
  Huntington   Economic   Development,   6.40%  due  5/1/2015   (United
  Methodist Memorial)                                                        NR/NR        1,000,000         970,510
  Indiana Bond Bank, 5.25% due 10/15/2020                                   Aa3/NR        5,000,000       4,721,750
  Indiana Bond Bank, 5.25% due 4/1/2023 (Hendricks  Regional;  Insured:
  AMBAC)                                                                     NR/AA        2,000,000       2,063,220
  Indiana HFA, 5.75% due 9/1/2015 (Methodist Hospital) (ETM)                A3/AAA          575,000         587,984
  Indiana  State  Finance  Authority,  0.55% due  2/1/2039 put 7/1/2009
  (Lease Appropriation) (daily demand notes)                                Aa3/AA+       2,200,000       2,200,000
  Lawrence Multifamily Redevelopment Authority,  5.40% due 6/1/2024 put
  1/1/2018 (Pinnacle Apartments; Collateralized: FNMA) (AMT)                NR/AAA        1,500,000       1,500,900
  Noblesville  Redevelopment  Authority,   5.00%  due  8/1/2017  (146th
  Street Extension)                                                         NR/AA-        1,000,000       1,052,310
  Noblesville  Redevelopment  Authority,   5.00%  due  8/1/2020  (146th
  Street Extension)                                                         NR/AA-        1,000,000       1,026,040
  Vanderburgh County  Redevelopment  District Tax Increment,  5.00% due
  2/1/2020                                                                   NR/A         1,000,000         902,760
  West Clark School Building Corp. First Mortgage,  5.75% due 7/15/2017
  (Insured: FGIC)                                                           NR/AA+        1,685,000       1,822,226
Iowa -- 1.78%
  Coralville COP, 5.25% due 6/1/2022                                         A3/NR        2,980,000       2,911,609
  Iowa  Finance   Authority,   6.00%  due  7/1/2012  (Trinity  Regional
  Hospital; Insured: FSA)                                                   Aa3/AAA         820,000         869,249
  Iowa Finance Authority, 6.00% due 7/1/2013 (Genesis Medical Center)        A1/NR        1,000,000       1,015,920
  Iowa Finance Authority, 5.75% due 12/1/2015 (Trinity Health)              Aa2/AA        1,250,000       1,288,725
  Iowa Finance Authority,  6.75% due 2/15/2016  pre-refunded  2/15/2010
  (Iowa Health Services)                                                    Aa3/NR        1,000,000       1,048,460
  Iowa  Finance  Authority,   6.00%  due  12/1/2018   (Catholic  Health
  Initiatives)                                                              Aa2/AA        2,000,000       2,044,560
Kansas -- 1.22%
  Olathe Tax Increment  Special  Obligation,  5.45% due 9/1/2022  (West
  Village Center)                                                            NR/NR        1,155,000         874,370
  Wichita  Hospital  Revenue,  6.75% due 11/15/2019 (Via Christi Health
  System)                                                                    NR/A+        4,200,000       4,263,210
  Wyandotte  County  School  District GO, 5.00% due 9/1/2014  (Insured:
  FGIC)                                                                      A3/NR        1,030,000       1,120,866
Kentucky -- 1.02%
  Kentucky EDA, 5.85% due 10/1/2015 (Norton Healthcare; Insured:
  Natl-Re)                                                                  Baa1/A        2,665,000       2,723,843
  Kentucky EDA, 0% due 10/1/2024 (Norton Healthcare; Insured: Natl-Re)      Baa1/A        3,000,000         997,950
  Kentucky EDA, 5.75% due 12/1/2028 (Louisville Arena; Insured:
  Assured Guaranty)                                                         Aa2/AAA       1,500,000       1,547,415
Louisiana -- 2.08%
  Louisiana Local Government  Environment  Facilities Authority,  5.00%
  due 3/1/2014 (Independence Stadium)                                        NR/A         1,000,000       1,046,930
  Louisiana Public  Facilities  Authority,  5.00% due 7/1/2022 (Black &
  Gold Facilities; Insured: CIFG)                                          Baa3/BBB-      1,500,000       1,330,470
  Morehouse Parish PCR, 5.25% due 11/15/2013 (International Paper Co.)     Baa3/BBB       3,000,000       2,862,210
  New Orleans Aviation Board, 5.25% due 1/1/2018 (Insured: FSA) (AMT)       Aa3/AAA       1,000,000       1,002,720
  New Orleans Aviation Board, 5.25% due 1/1/2020 (Insured: FSA)             Aa3/AAA       2,000,000       2,120,960
  St.  Tammany Parish Sales Tax Revenue,  5.00% due 6/1/2019  (Insured:
  CIFG)                                                                      NR/A+        1,300,000       1,325,818
  St.  Tammany Parish Sales Tax Revenue,  5.00% due 6/1/2020  (Insured:
  CIFG)                                                                      NR/A+        1,000,000       1,008,630
Maryland -- 0.25%
  Maryland Health & Higher Educational Facilities Authority,  0.90% due
  7/1/2041 put 7/1/2009  (University  of Maryland  University  Systems;
  LOC: Suntrust Bank) (daily demand notes)                                 VMIG1/A-2      1,300,000       1,300,000
Massachusetts -- 0.24%
  Massachusetts  Housing Finance Agency,  5.05% due 6/1/2010  (Insured:
  Natl-Re) (AMT)                                                            Baa1/A          290,000         291,795
  Massachusetts  Housing Finance Agency, 6.125% due 12/1/2011 (Insured:
  Natl-Re) (AMT)                                                           Baa1/AA-         950,000         951,653
Michigan -- 3.76%
  Kalamazoo  Hospital Finance  Authority,  6.25% due 6/1/2014  (Borgess
  Medical Center) (ETM)                                                     Aaa/AAA         650,000         775,372
  Kalamazoo  Hospital Finance  Authority,  5.00% due 5/15/2019 (Bronson
  Hospital; Insured: FSA)                                                   Aa3/AAA       1,500,000       1,505,565
  Kent Hospital  Finance  Authority,  7.25% due 1/15/2013  (Butterworth
  Hospital; Insured: Natl-Re)                                                A2/AA          670,000         730,997
  Michigan Higher Education Student Loan Authority, 3.95%
  due 3/1/2011 (AMT)                                                         A1/AA          750,000         694,762
  Michigan Public Educational Facilities Authority,  5.50% due 9/1/2022
  (Black River School)                                                       NR/NR        1,110,000         824,697
  Michigan Public Educational Facilities Authority,  8.50% due 9/1/2029
  (Bradford Academy)                                                        NR/BBB-       1,500,000       1,478,400
  Michigan State  Building  Authority,  5.25% due 10/15/2017  (Insured:
  FSA)                                                                      Aa3/AAA       2,450,000       2,559,196
  Michigan State Building Authority, 0% due 10/15/2025 (Insured: FGIC)       A1/A+        6,000,000       2,051,820
  Michigan  State  Hospital  Finance  Authority,  5.00% due  11/15/2024
  (Sparrow Obligated Group)                                                  A1/A+        2,140,000       1,915,022
  Michigan  State  Hospital  Finance  Authority,  5.00%  due  7/15/2025
  (Oakwood Obligated Group)                                                  A2/A         3,000,000       2,477,430
  Michigan  Strategic  Fund,  5.25% due 10/15/2023  (Michigan  House of
  Representatives Facilities; Insured: Assured Guaranty)                    Aa2/AAA       1,000,000       1,061,520
  Royal Oak Hospital  Finance  Authority,  8.00% due 9/1/2029  (William
  Beaumont Hospital)                                                         A1/NR        2,500,000       2,801,525
  Southfield  Economic  Development Corp., 7.25% due 12/1/2010 (N.W. 12
  LP Transcon Builders)                                                      NR/NR          520,000         498,774
Minnesota -- 0.70%
  Minneapolis  St. Paul  Health,  6.00% due  12/1/2018  (Healthpartners
  Obligated Group)                                                         Baa1/BBB       1,000,000       1,003,010
  Southern  Minnesota  Municipal  Power  Agency,   5.75%  due  1/1/2018
  pre-refunded to various dates (Insured: Natl-Re)                           NR/AA          700,000         738,997
  St. Paul Housing & Redevelopment Authority, 5.25% due 5/15/2020
  (Healthpartners Obligated Group)                                         Baa1/BBB       1,965,000       1,863,409
Mississippi -- 1.51%
  Mississippi  Development Bank Special Obligation,  5.00% due 7/1/2022
  (Canton Public Improvement)                                                NR/NR        1,935,000       1,727,394
  Mississippi  Development Bank Special Obligation,  5.00% due 7/1/2027
  (Lowndes County Industrial Development; Insured: FSA)                     Aa3/AAA       2,500,000       2,544,525
  Mississippi  Development  Bank Special  Obligation  Municipal  Energy
  Agency Power Supply, 5.00% due 3/1/2018 (Insured: XLCA)                   Baa2/NR       1,920,000       1,805,126
  Mississippi  Development  Bank Special  Obligation  Municipal  Energy
  Agency Power Supply, 5.00% due 3/1/2020 (Insured: XLCA)                   Baa2/NR       1,000,000         918,990
  Mississippi Higher Education,  7.50% due 9/1/2009 (Guaranty:  Student
  Loans) (AMT)                                                               A2/NR          800,000         797,960
Missouri -- 1.11%
  Kansas City Tax Increment  Financing  Commission,  5.00% due 3/1/2012
  (Maincor)                                                                  NR/NR          905,000         872,348
  Missouri  Development  Finance  Board,  5.00% due 4/1/2019  (Eastland
  Center)                                                                    NR/A+        1,000,000       1,014,690
  Missouri  Development  Finance  Board,  5.00% due 4/1/2021  (Eastland
  Center)                                                                    NR/A+        2,000,000       1,998,080
  Missouri  Development  Finance Board,  5.125% due 4/1/2022  (Eastland
  Center)                                                                    NR/A+        2,000,000       1,804,040
Nebraska -- 0.37%
  Adams County Hospital  Authority,  5.00% due 12/15/2023 (Mary Lanning
  Memorial Hospital; Insured: Radian)                                        NR/A-        2,000,000       1,910,700
Nevada -- 0.68%
  Reno Sparks Indian Colony, 5.00% due 6/1/2021 (LOC: U.S. Bank NA)          NR/NR        1,000,000         960,040
  Washoe  County GO, 0% due 7/1/2011  (Reno Sparks  Convention  Center;
  Insured: FSA)                                                             Aa2/AAA       2,600,000       2,516,332
New Hampshire -- 1.92%
  Manchester  Housing  &  Redevelopment   Authority,  0%  due  1/1/2016
  (Insured: Radian ACA)                                                    Baa3/BBB-      4,990,000       3,410,715
  New  Hampshire  Business  Finance  Authority,   7.125%  due  7/1/2027
  (United Illuminating Co.) (AMT)                                           Baa2/NR       1,000,000       1,027,230
  New  Hampshire  Health & Education  Facilities,  5.25% due  10/1/2023
  (Southern New Hampshire Medical Center)                                    NR/A-        1,000,000         935,090
  New Hampshire IDA PCR, 5.90% due 8/1/2018 (CT Light & Power) (AMT)       Baa1/BBB       1,000,000         984,780
  New Hampshire PCR, 5.375% due 5/1/2014 (Central Maine Power Co.)          A3/BBB+       3,500,000       3,521,175
New Jersey -- 0.03%
  New  Jersey   EDA,   7.50%  due   12/1/2019   (Spectrum   for  Living
  Development)                                                               NR/NR          160,000         160,734
New Mexico -- 0.24%
  Santa Fe County Charter School  Foundation,  6.50% due 1/15/2026 (ATC
  Foundation)                                                                NR/NR        1,515,000       1,254,223
New York -- 0.61%
  New York City GO, 0.65% due 8/1/2028 put 7/1/2009 (SPA:  Dexia Credit
  Local) (daily demand notes)                                               Aa3/AA          900,000         900,000
  New York City Trust Cultural  Resources,  5.75% due 7/1/2015  (Museum
  of American Folk Art; Insured: ACA)                                        NR/NR          875,000         808,815
  New York  State  Dormitory  Authority,  5.25%  due  5/15/2021  (State
  University Educational Facilities)                                        A1/AA-          500,000         529,905
  New York State Dormitory Authority,  5.00% due 7/1/2017 (Bishop Henry
  B. Hucles Nursing; Insured: SONYMA)                                       Aa1/NR          850,000         889,839
North Carolina -- 0.14%
  North Carolina Housing Finance Agency SFMR, 6.50% due 9/1/2026 (AMT)      Aa2/AA          725,000         737,630
North Dakota -- 0.17%
  Ward County  Health Care  Facilities,  5.125% due  7/1/2021  (Trinity
  Obligated Group)                                                          NR/BBB+       1,000,000         876,760
Ohio -- 2.32%
  Cleveland  Cuyahoga County Port Authority,  6.25% due 5/15/2016 (LOC:
  FifthThird Bank)                                                           NR/NR        1,655,000       1,539,382
  Deerfield Township Tax Increment, 5.00% due 12/1/2025                      A3/NR        1,000,000         917,950
  Franklin  County  Health  Care,  6.00%  due  11/1/2010   (Heinzerling
  Foundation; LOC: Banc One)                                                Aa1/NR          415,000         416,141
  Hamilton Wastewater Systems, 5.25% due 10/1/2017 (Insured: FSA)           Aa3/NR        1,500,000       1,637,640
  Lorain  County  Hospital  Revenue,  5.625%  due  10/1/2016  (Catholic
  Healthcare)                                                               A1/AA-        1,435,000       1,478,193
  North Ridgeville  Economic  Development,  0% due 2/1/2015 (Lake Ridge
  Nursing Home; Collateralized: FHA)                                        NR/AAA          195,000         126,963
  Ohio State Air  Quality  Development  Authority,  4.85% due  8/1/2040
  (Columbus Southern Power; Insured: Natl-Re) (AMT)                          A3/AA        1,500,000       1,510,455
  Ohio State Air Quality  Development  Authority,  5.10% due  11/1/2042
  (Columbus Southern Power; Insured: Natl-Re) (AMT)                          A3/AA        3,000,000       3,042,210
  Ohio State  Higher  Educational  Facilities,  5.05% due  7/1/2037 put
  7/1/2016 (Kenyon College)                                                  A1/A+        1,200,000       1,277,052
Oklahoma -- 1.56%
  Oklahoma  City  Municipal  Water & Sewer,  0% due 7/1/2011  (Insured:
  AMBAC)                                                                    NR/BBB        1,125,000       1,063,643
  Oklahoma  City  Municipal  Water & Sewer,  0% due 7/1/2013  (Insured:
  AMBAC)                                                                    NR/BBB        1,485,000       1,289,396
  Oklahoma  State  DFA,  5.40%  due  6/1/2013  pre-refunded   12/1/2010
  (Oklahoma Hospital Association; Insured: AMBAC)                           Aa3/NR          825,000         888,236
  Oklahoma State Industries  Authority,  5.50% due 7/1/2023 (OK Medical
  Research Foundation)                                                       A1/NR        3,730,000       3,740,481
  Tulsa IDA, 5.00% due 12/15/2024 (St. Francis Health Systems)              Aa2/AA        1,130,000       1,067,149
Oregon -- 0.42%
  Forest Grove  Campus  Improvement,  6.00% due  5/1/2015  pre-refunded
  5/1/2010 (Pacific University; Insured: Radian)                            NR/BBB          800,000         837,240
  Oregon State Housing & Community Services  Department SFMR, 5.35% due
  7/1/2018 (AMT)                                                            Aa2/NR          375,000         380,914
  Portland Housing Authority,  4.75% due 5/1/2022 (Yards Union Station)
  (AMT)                                                                     Aa2/NR        1,000,000         947,400
Pennsylvania -- 1.04%
  Allegheny   County   Hospital   Development,   6.50%   due   5/1/2012
  pre-refunded 5/1/2010 (South Hills Health Systems)                        Baa2/NR       1,400,000       1,459,164
  Carbon County IDA, 6.65% due 5/1/2010 (Panther Creek Partners) (AMT)      NR/BBB-       1,000,000       1,003,260
  Chartiers Valley Industrial & Community Development Authority,  5.75%
  due 12/1/2022 (Asbury Health Center)                                       NR/NR          900,000         687,078
  Lancaster County, 0% due 5/1/2014 (Insured: FGIC)                         Aa3/NR          795,000         654,754
  Lancaster County, 0% due 5/1/2015 (Insured: FGIC)                         Aa3/NR          800,000         619,184
  Pennsylvania Higher Education Facilities  Authority,  0% due 7/1/2020
  (Insured: AMBAC)                                                          NR/BBB        2,032,839         903,251
Rhode Island -- 0.67%
  Rhode Island Health & Education  Building Corp.,  5.00% due 3/15/2014
  (Salve Regina University; Insured: Radian)                                NR/BBB-       1,065,000       1,052,188
  Rhode Island Health & Education  Building  Corp.,  6.00% due 8/1/2014
  (Roger Williams Realty; Credit Support: FHA)                               NR/A-          995,000       1,018,134
  Rhode Island Health & Education  Building Corp.  Hospital  Financing,
  5.25% due 7/1/2015 (Memorial Hospital; LOC: Fleet Bank)                   NR/AA+        1,325,000       1,381,220
South Carolina -- 3.93%
  Berkeley  County  School  District   Installment   Lease,  5.00%  due
  12/1/2019                                                                  A3/A-        2,000,000       2,033,260
  Charleston   Educational   Excellence   Financing  Corp.,  5.25%  due
  12/1/2020 (Charleston County School District)                             A1/AA-        1,855,000       1,918,682
  Greenwood School  Facilities,  Inc.,  5.00% due 12/1/2025  (Greenwood
  School District 50; Insured: Assured Guaranty)                            Aa2/AAA       2,400,000       2,347,320
  Lexington One School  Facilities  Corp.  School District 1, 5.00% due
  12/1/2019                                                                  A1/NR        1,000,000       1,015,320
  Lexington One School  Facilities  Corp.  School District 1, 5.25% due
  12/1/2021                                                                  A1/NR        1,700,000       1,731,807
  Scago  Educational  Facilities Corp.,  5.00% due 12/1/2017  (Colleton
  School District; Insured: Assured Guaranty)                               Aa2/AAA       1,000,000       1,014,190
  Scago  Educational  Facilities Corp.  Spartanburg  County,  5.00% due
  4/1/2019 (Insured: FSA)                                                   Aa3/AAA       2,740,000       2,906,428
  Scago  Educational  Facilities Corp.  Spartanburg  County,  5.00% due
  4/1/2021 (Insured: FSA)                                                   Aa3/AAA       1,000,000       1,043,140
  South Carolina  Housing Finance & Development  Authority,  5.875% due
  7/1/2022                                                                  Aa1/NR        2,255,000       2,311,826
  South Carolina  Housing  Finance & Development  Authority,  5.30% due
  7/1/2023                                                                  Aa1/NR        1,000,000       1,007,780
  Sumter School  Facilities Inc. School District 2, 5.00% due 12/1/2021
  (Insured: Assured Guaranty)                                               Aa2/AAA       2,855,000       2,885,577
Tennessee -- 2.92%
  Blount  County  Public  Building  Authority,  0.90% due  6/1/2037 put
  7/1/2009 (LOC: Suntrust Bank) (daily demand notes)                        Aaa/NR        3,100,000       3,100,000
  Knox  County  Health,  4.90%  due  6/1/2031  put  6/1/2011  (Eastowne
  Partners II Ltd.; Collateralized: FNMA)                                   NR/AAA        1,915,000       2,014,733
  Knox County  Health,  Educational,  & Housing  Facilities,  0.90% due
  1/1/2046 put 7/1/2009  (Covenant  Health;  LOC: Suntrust Bank) (daily
  demand notes)                                                           VMIG1/A-1+      2,000,000       2,000,000
  Tennessee Energy Acquisition Corp., 5.00% due 2/1/2023                    Baa1/A        2,500,000       2,040,175
  Tennessee Energy Acquisition Corp., 5.25% due 9/1/2023                    Ba1/BBB       7,000,000       5,850,180
Texas -- 13.69%
  Austin  Community  College  District,  5.50% due 8/1/2023 (Round Rock
  Campus)                                                                   Aa3/AA+       2,180,000       2,334,802
  Bexar  County  Health  Facilities   Development  Corp.,   6.125%  due
  7/1/2022 pre-refunded 7/1/2012 (Army Retirement Residence)                 NR/NR        1,250,000       1,419,575
  Bexar County Health Facilities  Development Corp., 5.00% due 7/1/2027
  (Army Retirement Residence)                                               NR/BBB        2,000,000       1,406,100
  Bexar County Housing  Finance Corp.,  5.40% due 8/1/2012  (Dymaxion &
  Marrach Park Apartments; Insured: Natl-Re)                                Baa1/NR         620,000         587,927
  Bexar County Housing Finance Corp.,  5.875% due 4/1/2014 (Honey Creek
  Apartments; Insured: Natl-Re)                                             Baa1/NR         975,000         893,900
  Bexar County  Housing  Finance  Corp.,  5.50% due 1/1/2016  (American
  Opportunity Housing & Colinas; Insured: Natl-Re)                          Baa1/NR         600,000         529,806
  Bexar County Housing Finance Corp.,  6.125% due 4/1/2020 (Honey Creek
  Apartments; Insured: Natl-Re)                                             Baa1/NR       1,000,000         829,040
  Bexar County Housing  Finance Corp.,  5.95% due 8/1/2020  (Dymaxion &
  Marrach Park Apartments; Insured: Natl-Re)                                Baa1/NR       1,270,000       1,057,085
  Bexar County  Housing  Finance Corp.,  6.50% due 12/1/2021  (American
  Opportunity Housing-Waterford)                                            Baa3/NR       2,000,000       1,598,620
  Bexar County Housing Finance Corp. MFR, 5.70% due 1/1/2021  (American
  Opportunity Housing; Insured: Natl-Re)                                    Baa1/NR       1,035,000         826,220
  Bexar  Metropolitan  Water  District  Waterworks,  5.00% due 5/1/2021
  (Insured: XLCA)                                                            A3/A         1,300,000       1,322,165
  Bexar  Metropolitan  Water  District  Waterworks,  5.00% due 5/1/2022
  (Insured: XLCA)                                                            A3/A         2,300,000       2,325,116
  Birdville ISD GO, 0% due 2/15/2012 (Guaranty: PSF)                        Aaa/AAA       2,800,000       2,661,988
  Carroll ISD GO, 0% due 2/15/2011 (Guaranty: PSF)                          Aaa/AAA         345,000         320,864
  Cedar Park  Improvement  District GO, 5.00% due  2/15/2016  (Insured:
  Natl-Re)                                                                  A1/AA-        1,000,000       1,080,530
  Coppell ISD GO, 0% due 8/15/2013 (Guaranty: PSF)                          NR/AAA        1,495,000       1,194,370
  Dallas County Utilities & Reclamation  District,  5.15% due 2/15/2022
  (Insured: AMBAC)                                                         Baa3/BBB+      3,000,000       2,825,910
  Duncanville   ISD  GO,  0%  due  2/15/2016   pre-refunded   2/15/2012
  (Guaranty: PSF)                                                           Aaa/AAA       2,985,000       2,262,123
  Duncanville ISD GO, 0% due 2/15/2016 (Guaranty: PSF)                      Aaa/AAA          15,000          11,150
  Ennis  ISD GO, 0% due  8/15/2012  pre-refunded  8/15/2010  (Guaranty:
  PSF)                                                                      Aaa/NR        1,625,000       1,455,707
  Ennis ISD GO, 0% due 8/15/2012 (Guaranty: PSF)                            Aaa/NR          835,000         743,952
  Ennis ISD GO, 0% due 8/15/2013 (Guaranty: PSF)                            Aaa/NR          845,000         706,555
  Ennis ISD GO, 0% due 8/15/2014 (Guaranty: PSF)                            Aaa/NR          855,000         670,294
  Gulf Coast  Center,  6.75% due 9/1/2020  (Mental  Health  Retardation
  Center)                                                                   NR/BBB        1,320,000       1,327,907
  Hays  Consolidated  ISD GO, 0% due 8/15/2013  pre-refunded  8/15/2011
  (Guaranty: PSF)                                                           Aaa/AAA       4,000,000       3,481,000
  Laredo Sports Venue Sales Tax, 5.00% due 3/15/2018 (Insured: AMBAC)        A3/A+        2,040,000       2,087,818
  Lewisville  Combination Contract Special Assessment  District,  4.75%
  due 9/1/2012 (Insured: ACA)                                                NR/NR        2,055,000       2,030,504
  Midtown  Redevelopment  Authority Tax,  6.00% due 1/1/2012  (Insured:
  Radian)                                                                   Baa1/A-         735,000         750,420
  Midtown  Redevelopment  Authority Tax,  6.00% due 1/1/2013  (Insured:
  Radian)                                                                   Baa1/A-         500,000         508,600
  Mission EDA, 6.00% due 8/1/2020 (Waste Management, Inc.) (AMT)            NR/BBB        3,000,000       3,013,800
  Sam Rayburn Municipal Power Agency, 6.00% due 10/1/2016 (2)              Baa2/BBB       3,000,000       3,047,400
  Sam Rayburn Municipal Power Agency, 6.00% due 10/1/2021                  Baa2/BBB       2,575,000       2,575,463
  Spring ISD GO, 5.00% due 8/15/2029 (Insured: FSA)                         Aa3/AAA       4,000,000       4,012,600
  Stafford Economic Development, 6.00% due 9/1/2017 (Insured: FGIC)          A2/A+        1,775,000       2,028,843
  Tarrant County Health Facilities,  6.625% due 11/15/2020 pre-refunded
  11/15/2010 (Adventist/Sunbelt)                                             A1/NR        3,500,000       3,809,820
  Texarkana  Health  Facilities,  5.75% due 10/1/2011  (Wadely Regional
  Medical Center; Insured: Natl-Re)                                         Baa1/A        2,500,000       2,487,575
  Texas City Industrial  Development Corp.,  7.375% due 10/1/2020 (Arco
  Pipe Line Company)                                                        Aa1/AA        2,450,000       2,998,628
  Texas State  Public  Finance  Authority,  5.00% due  8/15/2023  (Idea
  Public School; Insured: ACA)                                              NR/BBB-       3,000,000       2,091,840
  Travis County GO, 5.25% due 3/1/2021                                      Aaa/AAA       1,000,000       1,094,240
  Travis  County  Health  Facilities   Development   Corp.,  5.75%  due
  11/15/2010 (Ascension Health; Insured: Natl-Re)                           Aa1/AA        2,000,000       2,049,320
  Waco  Health  Facilities  Development  Corp.,  6.00%  due  11/15/2015
  pre-refunded 11/15/2009 (Ascension Health)                                Aa1/AAA         870,000         897,092
  Waco  Health  Facilities  Development  Corp.,  6.00%  due  11/15/2016
  pre-refunded 11/15/2009 (Ascension Health)                                Aa1/AAA       1,050,000       1,082,697
U.S. Virgin Islands -- 0.96%
  Virgin Islands Public Finance Authority, 6.625% due 10/1/2029 (1)         Baa3/NR       5,000,000       4,963,550
Utah -- 0.47%
  Salt Lake Valley Fire Services, 5.25% due 4/1/2020                        Aa3/NR        1,250,000       1,318,787
  Utah  County  Municipal  Building  Authority,   5.50%  due  11/1/2016
  pre-refunded 11/1/2011 (Insured: AMBAC)                                   Aa3/NR        1,000,000       1,102,560
  Utah Housing  Finance  Authority  SFMR,  5.85% due  7/1/2015  (Credit
  Support: FHA) (AMT)                                                       Aaa/AA           10,000          10,010
Virginia -- 0.94%
  Amelia   County  IDA,   4.80%  due  4/1/2027   put  4/1/2010   (Waste
  Management) (AMT)                                                         NR/BBB        2,000,000       2,009,120
  Fauquier County IDRB, 5.50% due 10/1/2016 (Insured: Radian)               NR/BBB+       1,000,000       1,008,520
  Hanover County IDRB Medical Facilities, 6.00% due 10/1/2021 (ETM)          NR/A           795,000         797,973
  Norton IDA, 6.00% due 12/1/2014 (Norton Community Hospital;  Insured:
  ACA)                                                                       NR/NR        1,000,000         995,380
Washington -- 4.56%
  King  County  Housing  Authority,  5.20% due  5/1/2028  (Birch  Creek
  Apts.)                                                                    NR/AAA        2,400,000       2,405,112
  Skagit  County  Public  Hospital  District GO,  5.125% due  12/1/2015
  (Insured: Natl-Re)                                                         A3/NR        1,900,000       2,014,494
  Washington Health Care Facilities,  5.50% due 12/1/2010  pre-refunded
  12/1/2009 (Providence Services; Insured: Natl-Re)                          NR/A         2,690,000       2,774,036
  Washington  Health Care  Facilities,  6.00% due  12/1/2014  (Catholic
  Health Services; Insured: Natl-Re)                                        Aa2/AA        1,735,000       1,782,366
  Washington  Health Care  Facilities,  6.00% due  12/1/2015  (Catholic
  Health Services; Insured: Natl-Re)                                        Aa2/AA        1,945,000       1,996,348
  Washington Health Care Facilities,  6.25% due 12/1/2021 (Group Health
  Co-op Puget Sound; Insured: Natl-Re)                                      Baa1/AA       3,775,000       3,774,811
  Washington Health Care Facilities,  5.25% due 8/15/2024 (Multi Health
  Services; Insured: FSA)                                                   Aa3/AAA       1,000,000       1,019,550
  Washington Health Care Facilities,  6.25% due 8/1/2028 (Insured:  FHA
  242)                                                                       NR/A+        4,000,000       4,247,280
  Washington  Housing  Finance  Commission,  5.60% due 7/1/2011  (Kline
  Galland Center; Insured: Radian)                                          NR/BBB-         500,000         505,440
  Washington  Housing Finance  Commission,  6.10% due 1/1/2016 (Seattle
  Academy; Insured: ACA)                                                     NR/NR        1,040,000         999,190
  Washington  Housing  Finance  Commission,  5.875% due 7/1/2019 (Kline
  Galland Center; Insured: Radian)                                          NR/BBB-       1,000,000         998,880
  Washington Public Power Supply, 0% due 7/1/2011                           Aaa/AA        1,000,000         966,470
West Virginia -- 0.30%
  West Virginia Hospital Finance Authority,  5.00% due 6/1/2020 (United
  Hospital Center; Insured: AMBAC)                                           A2/A+        1,530,000       1,535,263
Wisconsin -- 0.96%
  Wisconsin  Health  &  Educational  Facilities,  5.75%  due  8/15/2020
  (Eagle River Memorial Hospital Inc.; Insured: Radian)                     NR/BBB-       1,000,000         935,160
  Wisconsin  Housing  &  Economic  Development,  5.875%  due  11/1/2016
  (Insured: AMBAC)                                                          Aa3/AA        1,635,000       1,661,160
  Wisconsin State Health & Educational Facilities,  5.40% due 8/15/2013
  (Sorrowful Mother Corp.; Insured: Natl-Re)                                Baa1/A+       2,365,000       2,367,247


Total Investments -- 99.37% (Cost $519,408,090)                                                     $   511,448,272


OTHER ASSETS LESS LIABILITIES -- 0.63%                                                                    3,266,801


NET ASSETS -- 100.00%                                                                               $   514,715,073

Footnote Legend
+ Credit ratings are unaudited. Rating changes may have occurred prior to or subsequent to the reporting period end.

(1) When-issued security.

(2) Segregated as collateral for a when-issued security.

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ACA        Insured by American Capital Access
AMBAC      Insured by American Municipal Bond Assurance Corp.
AMT        Alternative Minimum Tax
CIFG       CIFG Assurance North America Inc.
COP        Certificates of Participation
DFA        Development Finance Authority
EDA        Economic Development Authority
ETM        Escrowed to Maturity
FGIC       Insured by Financial Guaranty Insurance Co.
FHA        Insured by Federal Housing Administration
FNMA       Collateralized by Federal National Mortgage Association
FSA        Insured by Financial Security Assurance Co.
GNMA       Insured by Government National Mortgage Co.
GO         General Obligation
HFA        Health Facilities Authority
IDA        Industrial Development Authority
IDRB       Industrial Development Revenue Bond
ISD        Independent School District
LOC        Letter of Credit
Mtg        Mortgage
Natl-Re    Insured by National Public Finance Guarantee Corp.
PCR        Pollution Control Revenue Bond
PSF        Guaranteed by Permanent School Fund
RADIAN     Insured by Radian Asset Assurance
SFMR       Single Family Mortgage Revenue Bond
SONYMA     State of New York Mortgage Authority
USD        Unified School District
XLCA       Insured by XL Capital Assurance

Notes to Schedule of Investments:

Valuation of Investments: Debt obligations have a primary market over the counter and are valued by an independent pricing service approved by the Trustees of the Trust. The pricing service ordinarily values debt obligations at quoted bid prices. When quotations are not available, debt obligations are valued at evaluated prices determined by the pricing service using methods which include consideration of yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity, and rating, and indications as to value from dealers and general market conditions. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

In any case where a pricing service fails to provide a price for a debt obligation held by the Fund, the valuation and pricing committee determines a fair value for the obligation using procedures approved by the Trustees. Additionally, in any case where management believes that a price provided by a pricing service for a debt obligation may be unreliable, the valuation and pricing committee decides whether or not to use the pricing service's valuation or to determine a fair value for the obligation.

In determining fair value for any portfolio security or other investment, the valuation and pricing committee seeks to determine the amount that an owner of the investment might reasonably expect to receive upon a sale of the investment. However, because fair value prices are estimated prices, the valuation and pricing committee's determination of fair value for an investment may differ from the value that would be realized by the Fund upon a sale of the investment, and that difference could be material to the Fund's financial statements. The valuation and pricing committee's determination of fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation Measurements: Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three levels listed below.

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment rates, credit risk, etc.)

Level 3: Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table displays a summary of the inputs used to value the Fund's net assets as of June 30, 2009. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

Investments in Securities                    Total              Level 1                  Level 2             Level 3

    Municipal Bonds                    $    511,448,272   $            --       $      511,448,272     $            --

Total Investments in Securities        $    511,448,272   $            --       $      511,448,272     $            --

Other Notes:
Information respecting the Fund's significant accounting policies is provided in the Fund's most recent Semi-Annual Report.


SCHEDULE OF INVESTMENTS                                                                                (UNAUDITED)

Thornburg New Mexico Intermediate Municipal Fund                                                      June 30, 2009

CUSIPS: CLASS A - 885-215-301, CLASS D - 885-215-624, CLASS I - 885-215-285
NASDAQ SYMBOLS: CLASS A - THNMX, CLASS D - THNDX, CLASS I - THNIX
                                                                         Credit Rating+  Principal
Issuer-Description                                                        Moody's/S&P      Amount           Value

Albuquerque Airport, 5.50% due 7/1/2013                                     A1/A       $  4,000,000  $    4,280,960
Albuquerque GRT, 0% due 7/1/2012 pre-refunded 7/1/2011                     Aa3/AAA        1,775,000       1,657,033
Albuquerque GRT, 0% due 7/1/2012 (Insured: FSA)                            Aa3/AAA          225,000         203,333
Albuquerque GRT, 5.00% due 7/1/2021 (1)                                    Aa3/AAA        1,340,000       1,435,301
Albuquerque GRT, 5.00% due 7/1/2021 (1)                                    Aa3/AAA        3,000,000       3,213,360
Albuquerque  IDRB,  5.15% due 4/1/2016 (MCT Industries  Inc.; LOC: Bank
of the West) (AMT)                                                         Aa3/NR         1,170,000       1,195,015
Albuquerque  IDRB,  5.25% due 4/1/2017 (MCT Industries  Inc.; LOC: Bank
of the West) (AMT)                                                         Aa3/NR         2,140,000       2,175,717
Albuquerque Municipal School District GO, 5.00% due 8/1/2015               Aa2/AA         1,175,000       1,219,110
Albuquerque  Refuse  Removal & Disposal,  5.00% due 7/1/2010  (Insured:
FSA)                                                                       Aa3/AAA          415,000         433,401
Belen Gasoline Tax Improvement, 5.40% due 1/1/2011                          NR/NR           260,000         259,186
Bernalillo County GRT, 5.50% due 10/1/2011 pre-refunded 10/01/2009         Aa3/AAA          495,000         501,430
Bernalillo County GRT, 5.25% due 10/1/2012                                 Aa3/AAA        1,000,000       1,112,190
Bernalillo County GRT, 5.75% due 10/1/2015 pre-refunded 10/01/2009         Aa3/AAA        2,000,000       2,027,260
Bernalillo County GRT, 5.00% due 4/1/2021 (Insured: Natl-Re)               Aa3/AA         3,000,000       3,307,890
Bernalillo County GRT, 5.25% due 10/1/2022 (Insured: AMBAC)                Aa3/AAA        3,170,000       3,564,602
Bernalillo County GRT, 5.25% due 10/1/2023 (Insured: AMBAC)                Aa3/AAA        1,275,000       1,431,557
Bernalillo County GRT, 5.25% due 10/1/2025 (Insured: AMBAC)                Aa3/AAA        3,850,000       4,322,433
Bernalillo County Water Utility Authority, 5.00% due 7/1/2021              Aa2/AAA        1,520,000       1,646,251
Bernalillo County Water Utility Authority, 5.50% due 7/1/2025              Aa2/AAA        1,000,000       1,097,150
Bernalillo County Water Utility Authority, 5.00% due 7/1/2026              Aa2/AAA        1,420,000       1,489,225
Chaves County GRT, 5.00% due 7/1/2017  pre-refunded  7/1/2010 (Insured:
FGIC)                                                                       A3/NR         1,000,000       1,045,270
Chaves County GRT, 5.05% due 7/1/2019  pre-refunded  7/1/2010 (Insured:
FGIC)                                                                       A3/NR           735,000         768,641
Cibola County GRT, 6.00% due 11/1/2010 (Insured: AMBAC) (ETM)              NR/BBB           555,000         594,788
Farmington  Hospital,  5.00% due 6/1/2017  (San Juan  Regional  Medical
Center)                                                                     A3/NR         1,035,000       1,014,424
Farmington  Hospital,  5.125% due 6/1/2018 (San Juan  Regional  Medical
Center)                                                                     A3/NR           570,000         557,027
Farmington  Hospital,  5.125% due 6/1/2019 (San Juan  Regional  Medical
Center)                                                                     A3/NR           645,000         622,367
Farmington  Hospital,  5.00% due 6/1/2022  (San Juan  Regional  Medical
Center)                                                                     A3/NR         2,325,000       2,123,794
Farmington  PCR, 0.35% due 5/1/2024 put 7/1/2009  (LOC:  Barclays Bank)
(daily demand notes)                                                     VMIG1/A-1+       6,500,000       6,500,000
Farmington Utility Systems, 5.00% due 5/15/2012 (Insured: FSA)             Aa3/AAA        6,095,000       6,455,336
Gallup PCR Tri-State Generation, 5.00% due 8/15/2012 (Insured: AMBAC)      Baa1/A         3,345,000       3,394,038
Gallup PCR Tri-State Generation, 5.00% due 8/15/2013 (Insured: AMBAC)      Baa1/A         2,110,000       2,125,508
Gallup PCR Tri-State Generation, 5.00% due 8/15/2017 (Insured: AMBAC)      Baa1/A         3,540,000       3,382,612
Grant County Department of Health, 5.50% due 7/1/2020 (Ft. Bayard)         Aa2/AA         1,565,000       1,635,018
Grant County Department of Health, 5.50% due 7/1/2021 (Ft. Bayard)         Aa2/AA         1,655,000       1,724,758
Grant County Department of Health, 5.50% due 7/1/2022 (Ft. Bayard)         Aa2/AA         1,745,000       1,819,197
Grant  County  Hospital  Facility,  5.50% due 8/1/2009  (Gila  Regional
Medical Center; Insured: Radian)                                           NR/BBB           665,000         666,044
Grant  County  Hospital  Facility,  5.50% due 8/1/2010  (Gila  Regional
Medical Center; Insured: Radian)                                           NR/BBB         1,385,000       1,418,642
Guam Government, 5.375% due 12/1/2024                                      NR/BBB-        2,000,000       1,940,580
Las Cruces School District GO, 5.50% due 8/1/2010                          Aa3/NR         1,000,000       1,004,380
Los Alamos County GRT Improvement, 5.75% due 6/1/2016                      A1/AA+         1,000,000       1,112,240
Los Alamos County GRT Improvement, 5.625% due 6/1/2023                     A1/AA+         1,000,000       1,051,100
Los Alamos County GRT Improvement, 5.75% due 6/1/2024                      A1/AA+         3,000,000       3,171,240
Los Alamos County GRT Improvement, 5.75% due 6/1/2025                      A1/AA+         1,000,000       1,051,920
Los Alamos County Utility Systems, 5.00% due 7/1/2013 (Insured: FSA)       Aa3/AAA        1,265,000       1,397,445
New Mexico Finance Authority, 5.00% due 6/15/2013 (Insured: AMBAC)         Aa3/NR         2,280,000       2,480,686
New Mexico Finance Authority, 5.00% due 6/1/2014 (Insured: Natl-Re)        Aa2/AA+        2,660,000       2,892,245
New Mexico Finance Authority, 5.25% due 6/1/2015 (Insured: AMBAC)          Aa2/AA+        1,000,000       1,102,650
New Mexico Finance Authority, 5.00% due 6/15/2015 (Insured: AMBAC)         Aa3/NR         2,360,000       2,572,848
New Mexico Finance Authority, 5.00% due 6/15/2018 (Insured: AMBAC)         Aa3/NR         2,915,000       3,061,187
New Mexico Finance Authority, 5.00% due 6/15/2019 (Insured: Natl-Re)       Aa3/NR         1,215,000       1,264,451
New Mexico Finance Authority, 5.00% due 6/1/2020 (Insured: AMBAC)          Aa2/AA+          365,000         384,987
New Mexico Finance Authority, 5.00% due 6/15/2022 (Insured: Natl-Re)       Aa3/AA-        1,300,000       1,338,935
New Mexico Finance Authority, 5.00% due 6/15/2024 (Insured: Natl-Re)       Aa3/AA-        7,000,000       7,156,590
New Mexico Finance Authority State Transportation,  5.00% due 6/15/2014
(Insured: Natl-Re)                                                         Aa2/AA+        2,100,000       2,362,668
New Mexico Highway Commission Senior Tax, 5.50% due 6/15/2014              Aa2/AAA        2,000,000       2,140,140
New  Mexico  Hospital  Equipment  Loan  Council,   4.80%  due  8/1/2010
(Presbyterian Healthcare)                                                  Aa3/AA-          500,000         512,605
New  Mexico  Hospital  Equipment  Loan  Council,   5.75%  due  8/1/2016
pre-refunded 8/1/2011 (Presbyterian Healthcare)                            Aa3/AA-        3,205,000       3,510,084
New  Mexico  Hospital  Equipment  Loan  Council,   5.00%  due  7/1/2017
pre-refunded 7/1/2015 (St. Vincent Hospital; Insured: Radian)              Baa1/NR        1,730,000       1,931,874
New  Mexico  Hospital  Equipment  Loan  Council,   5.00%  due  7/1/2019
pre-refunded 7/1/2015 (St. Vincent Hospital; Insured: Radian)              Baa1/NR        1,000,000       1,116,690
New  Mexico  Hospital  Equipment  Loan  Council,   5.00%  due  7/1/2021
pre-refunded 7/1/2015 (St. Vincent Hospital; Insured: Radian)              Baa1/NR        1,185,000       1,323,278
New  Mexico  Hospital  Equipment  Loan  Council,   5.25%  due  7/1/2025
pre-refunded 7/1/2015 (St. Vincent Hospital; Insured: Radian)              Baa1/NR        1,000,000       1,130,380
New Mexico Housing Authority Multi Family Housing,  5.30% due 12/1/2022
(El Paseo Apartments; Insured: AMBAC) (AMT)                                NR/BBB         1,010,000       1,014,959
New Mexico MFA Forward  Mortgage,  6.50% due 7/1/2025  (Collateralized:
FNMA/GNMA)                                                                 NR/AAA           120,000         125,086
New Mexico MFA General, 5.80% due 9/1/2019 pre-refunded 9/1/2009           NR/AAA           775,000         782,115
New Mexico MFA Multi Family, 5.05% due 9/1/2027 (St. Anthony;  Insured:
FHA) (AMT)                                                                 NR/AAA           890,000         839,893
New Mexico MFA Multi Family, 6.05% due 7/1/2028 (Sandpiper  Apartments;
Insured: FHA) (AMT)                                                        NR/AA-         2,335,000       2,372,687
New Mexico MFA Multi  Family,  5.00% due 7/1/2031 put 7/1/2011  (Sombra
Del Oso Apartments; Collateralized: FNMA)                                  Aaa/NR         1,000,000       1,044,250
New  Mexico  MFA  Multi   Family,   5.00%  due  7/1/2031  put  7/1/2011
(Riverwalk Apartments; Collateralized: FNMA)                               Aaa/NR         1,910,000       1,994,517
New Mexico MFA Multi  Family,  5.00% due 7/1/2031 put 7/1/2011  (Tierra
Pointe I Apartments; Collateralized: FNMA)                                 Aaa/NR         2,785,000       2,908,236
New Mexico MFA SFMR,  5.70% due  9/1/2014  (Collateralized:  FNMA/GNMA)
(AMT)                                                                      NR/AAA            65,000          66,654
New Mexico MFA SFMR, 5.80% due 9/1/2016 (Collateralized: FNMA/GNMA)        NR/AAA           115,000         115,748
New Mexico MFA SFMR, 5.75% due 3/1/2017 (Collateralized: FNMA/GNMA)        NR/AAA           175,000         176,766
New Mexico MFA SFMR, 6.15% due 9/1/2017 (Collateralized: FNMA/GNMA)        NR/AAA            60,000          60,677
New Mexico MFA SFMR, 5.875% due 9/1/2020 (AMT)                             NR/AAA           175,000         179,092
New Mexico MFA SFMR,  5.875% due 9/1/2021  (Collateralized:  FNMA/GNMA)
(AMT)                                                                      NR/AAA           305,000         304,936
New Mexico MFA SFMR,  6.05% due  9/1/2021  (Collateralized:  FNMA/GNMA)
(AMT)                                                                      NR/AAA           200,000         201,688
New   Mexico   MFA   SFMR,   5.25%   due   7/1/2023    (Collateralized:
GNMA/FNMA/FHLMC) (AMT)                                                     NR/AAA         1,500,000       1,508,175
New   Mexico   MFA   SFMR,   5.375%   due   7/1/2023   (Collateralized:
GNMA/FNMA/FHLMC) (AMT)                                                     NR/AAA         2,225,000       2,265,250
New   Mexico   MFA   SFMR,   5.50%   due   7/1/2028    (Collateralized:
GNMA/FNMA/FHLMC) (AMT) (2)                                                 NR/AAA         3,265,000       3,249,752
New   Mexico   MFA   SFMR,   5.60%   due   7/1/2028    (Collateralized:
GNMA/FNMA/FHLMC) (AMT)                                                     NR/AAA         2,000,000       2,021,560
New   Mexico   MFA   SFMR,   5.40%   due   9/1/2029    (Collateralized:
GNMA/FNMA/FHLMC)                                                           NR/AAA         1,000,000       1,022,600
New Mexico State Highway Commission Tax, 5.00% due 6/15/2010 (ETM)         Aa2/AAA          255,000         266,067
New Mexico State Highway Commission Tax, 5.00% due 6/15/2010               Aa2/AAA          245,000         255,763
New  Mexico  State  Hospital   Equipment   Loan,   6.00%  due  8/1/2023
(Presbyterian Healthcare Services) (2)                                     Aa3/AA-        6,000,000       6,392,940
New Mexico State University  Improvement,  5.00% due 4/1/2013 (Insured:
FSA)                                                                       Aa3/AAA        1,000,000       1,105,430
Rio Rancho GRT, 5.00% due 6/1/2014 (Insured: FGIC)                         A1/AA-           955,000       1,039,728
Rio Rancho GRT, 5.00% due 6/1/2016 (Insured: FGIC)                         A1/AA-           555,000         597,180
Rio Rancho GRT, 5.00% due 6/1/2022 (Insured: FGIC)                         A1/AA-         1,000,000       1,023,350
San Juan  County  Gasoline  Tax/Motor  Vehicle  Improvement,  5.25% due
5/15/2014                                                                   A1/NR           400,000         425,260
San Juan  County  Gasoline  Tax/Motor  Vehicle  Improvement,  5.25% due
5/15/2022                                                                   A1/NR         1,725,000       1,758,275
San Juan County GRT, 5.30% due 9/15/2009                                    A1/NR           110,000         110,814
San Juan County GRT, 5.00% due 6/15/2014 (Insured: Natl-Re)                 A1/A+         1,225,000       1,330,080
Sandoval County Incentive Payment, 5.00% due 6/1/2020 (Intel Corp.)         NR/A+         6,390,000       6,545,852
Sandoval County Landfill Improvement, 5.50% due 8/15/2015                  Baa2/NR        1,420,000       1,366,367
Sandoval County Landfill Improvement, 5.75% due 8/15/2018                  Baa2/NR        1,335,000       1,256,275
Santa Fe County, 5.50% due 5/15/2015 (El Castillo Retirement)              NR/BBB-        1,099,000       1,068,239
Santa Fe County, 5.80% due 5/15/2018 (El Castillo Retirement)              NR/BBB-        1,835,000       1,754,003
Santa  Fe  County,   7.25%  due  7/1/2029  (Rancho  Viejo   Improvement
District)                                                                   NR/NR         1,745,000       1,454,911
Santa Fe County  Charter  School  Foundation,  6.50% due 1/15/2026 (ATC
Foundation)                                                                 NR/NR         1,000,000         827,870
Santa Fe County  Charter School  Foundation,  6.625% due 1/15/2036 (ATC
Foundation)                                                                 NR/NR         1,030,000         804,873
Santa Fe County  Correctional  Systems,  5.00% due  2/1/2018  (Insured:
FSA)                                                                       Aa3/AAA        1,000,000       1,094,080
Santa Fe County  Correctional  Systems,  6.00% due  2/1/2027  (Insured:
FSA)                                                                       Aa3/AAA        1,520,000       1,687,048
Santa Fe County GRT, 5.00% due 6/1/2025 (2)                                Aa2/AA+        1,400,000       1,462,006
Santa Fe County GRT, 5.00% due 6/1/2026                                    Aa2/AA+        1,535,000       1,593,100
Santa  Fe  Educational  Facilities,  5.40%  due  3/1/2017  (St.  John's
College)                                                                   NR/BBB+        1,105,000       1,060,690
Santa Fe SFMR, 6.00% due 11/1/2010 (Collateralized: FNMA/GNMA) (AMT)       Aaa/NR            45,000          45,099
Santa Fe SFMR, 6.10% due 11/1/2011 (Collateralized: FNMA/GNMA) (AMT)       Aaa/NR            65,000          65,121
Santa Fe SFMR, 6.20% due 11/1/2016 (Collateralized: FNMA/GNMA) (AMT)       Aaa/NR            90,000          90,094
Taos County GRT, 4.25% due 10/1/2009 (Insured: Radian)                     Baa1/NR          500,000         500,045
Taos County GRT, 4.25% due 10/1/2010 (Insured: Radian)                     Baa1/NR        1,000,000         998,130
Taos County GRT, 4.75% due 10/1/2012 (ETM)                                 Baa1/NR        1,500,000       1,658,700
University of New Mexico, 5.25% due 6/1/2013                               Aa3/AA           665,000         720,840
University of New Mexico, 5.25% due 6/1/2014                               Aa3/AA           335,000         361,689
University of New Mexico, 5.00% due 6/1/2015 (Insured: AMBAC)              Aa3/AA         1,590,000       1,770,385
University of New Mexico, 5.25% due 6/1/2015                               Aa3/AA         1,195,000       1,307,067
University of New Mexico, 5.25% due 6/1/2016                               Aa3/AA           645,000         696,387
University of New Mexico, 5.25% due 6/1/2017                               Aa3/AA         1,730,000       1,867,829
University of New Mexico, 5.25% due 6/1/2018                               Aa3/AA         1,825,000       1,961,309
University of New Mexico, 5.25% due 6/1/2018                               Aa3/AA         1,200,000       1,299,528
University of New Mexico, 5.25% due 6/1/2021                               Aa3/AA         1,000,000       1,057,820
University of New Mexico, 6.00% due 6/1/2021                               Aa3/AA           610,000         702,805
University  of New  Mexico  Hospital  Mtg  Bonds,  5.00%  due  1/1/2016
(Insured: FSA/FHA)                                                         Aa3/AAA        2,920,000       3,051,196
University  of New  Mexico  Hospital  Mtg  Bonds,  5.00%  due  1/1/2017
(Insured: FSA/FHA)                                                         Aa3/AAA        2,000,000       2,068,780
University  of New  Mexico  Hospital  Mtg  Bonds,  5.00%  due  1/1/2018
(Insured: FSA/FHA)                                                         Aa3/AAA        2,000,000       2,053,360
University  of New  Mexico  Hospital  Mtg  Bonds,  5.00%  due  1/1/2019
(Insured: FSA/FHA)                                                         Aa3/AAA        3,000,000       3,057,120
University  of New  Mexico  Hospital  Mtg  Bonds,  5.00%  due  7/1/2019
(Insured: FSA/FHA)                                                         Aa3/AAA        3,000,000       3,050,400
University  of New  Mexico  Hospital  Mtg  Bonds,  5.00%  due  1/1/2020
(Insured: FSA/FHA)                                                         Aa3/AAA        2,310,000       2,342,640
University  of New  Mexico  Hospital  Mtg  Bonds,  5.00%  due  7/1/2020
(Insured FSA/FHA)                                                          Aa3/AAA          500,000         506,395
Ventana  West  Public  Improvement  District  Special  Tax,  6.625% due
8/1/2023                                                                    NR/NR         2,000,000       1,554,640
Villa  Hermosa  Multi  Family  Housing,  5.85%  due  11/20/2016  (Villa
Hermosa Apartments; Collateralized: GNMA) (AMT)                             NR/CC         1,105,000       1,003,473
Virgin Islands Public Finance Authority, 6.625% due 10/1/2029 (1)          Baa3/NR        5,000,000       4,963,550


TOTAL INVESTMENTS --99.42%(Cost $ 213,681,787)                                                      $   216,720,315


OTHER ASSETS LESS LIABILITIES -- 0.58%                                                                    1,263,590


NET ASSETS -- 100.00%                                                                               $   217,983,905

Footnote Legend
+ Credit ratings are unaudited. Rating changes may have occurred prior to or subsequent to the reporting period end.

(1) When-issued security.

(2) Segregated as collateral for a when-issued security.

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
AMBAC      Insured by American Municipal Bond Assurance Corp.
AMT        Alternative Minimum Tax
ETM        Escrowed to Maturity
FGIC       Insured by Financial Guaranty Insurance Co.
FHA        Insured by Federal Housing Administration
FHLMC      Insured by Federal Home Loan Mortgage Corp.
FNMA       Collateralized by Federal National Mortgage Association
FSA        Insured by Financial Security Assurance Co.
GNMA       Insured by Government National Mortgage Co.
GO         General Obligation
GRT        Gross Receipts Tax
IDRB       Industrial Development Revenue Bond
LOC        Letter of Credit
MFA        Mortgage Finance Authority
Mtg        Mortgage
Natl-Re    Insured by National Public Finance Guarantee Corp.
PCR        Pollution Control Revenue Bond
RADIAN     Insured by Radian Asset Assurance
SFMR       Single Family Mortgage Revenue Bond

Notes to Schedule of Investments:

Valuation of Investments: Debt obligations have a primary market over the counter and are valued by an independent pricing service approved by the Trustees of the Trust. The pricing service ordinarily values debt obligations at quoted bid prices. When quotations are not available, debt obligations are valued at evaluated prices determined by the pricing service using methods which include consideration of yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity, and rating, and indications as to value from dealers and general market conditions. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

In any case where a pricing service fails to provide a price for a debt obligation held by the Fund, the valuation and pricing committee determines a fair value for the obligation using procedures approved by the Trustees. Additionally, in any case where management believes that a price provided by a pricing service for a debt obligation may be unreliable, the valuation and pricing committee decides whether or not to use the pricing service's valuation or to determine a fair value for the obligation.

In determining fair value for any portfolio security or other investment, the valuation and pricing committee seeks to determine the amount that an owner of the investment might reasonably expect to receive upon a sale of the investment. However, because fair value prices are estimated prices, the valuation and pricing committee's determination of fair value for an investment may differ from the value that would be realized by the Fund upon a sale of the investment, and that difference could be material to the Fund's financial statements. The valuation and pricing committee's determination of fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation Measurements: Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three levels listed below.

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment rates, credit risk, etc.)

Level 3: Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table displays a summary of the inputs used to value the Fund's net assets as of June 30, 2009. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

Investments in Securities                    Total              Level 1                  Level 2             Level 3

    Municipal Bonds                    $   216,720,315    $            --       $      216,720,315     $            --

Total Investments in Securities        $   216,720,315    $            --       $      216,720,315     $            --

Other Notes:
Information respecting the Fund's significant accounting policies is provided in the Fund's most recent Semi-Annual Report.


SCHEDULE OF INVESTMENTS                                                                                (UNAUDITED)

Thornburg New York Intermediate Municipal Fund                                                        June 30, 2009

CUSIPS: CLASS A - 885-215-665
NASDAQ SYMBOLS: CLASS A - THNYX
                                                                         Credit Rating+  Principal
Issuer-Description                                                        Moody's/S&P      Amount           Value

Amherst IDA Civic Facility, 5.75% due 4/1/2015 (Insured: ACA)               NR/NR      $    465,000  $      439,272
Dutchess County IDA, 5.00% due 8/1/2021 (Bard College)                     Baa1/NR        1,100,000       1,102,123
Guam Government, 5.375% due 12/1/2024                                      NR/BBB-        1,000,000         970,290
Hempstead  IDA  Resource  Recovery,  5.00% due  12/1/2010  put 6/1/2010
(American Ref-Fuel)                                                       Baa2/BB+        1,000,000         987,380
Monroe  County IDA,  6.45% due  2/1/2014  (DePaul  Community  Facility;
Insured: SONYMA)                                                           Aa1/NR           545,000         547,354
Monroe  County IDA,  5.375% due  6/1/2017  (St.  John  Fisher  College;
Insured: Radian)                                                           NR/BBB-          495,000         483,298
Nassau Health Care Corp., 6.00% due 8/1/2011 pre-refunded 8/1/2009         Aa3/AAA          400,000         409,884
New York City GO, 5.00% due 8/1/2025                                       Aa3/AA           400,000         404,064
New York City GO, 0.65% due 8/1/2028  put 7/1/2009  (SPA:  Dexia Credit
Local) (daily demand notes)                                                Aa3/AA           100,000         100,000
New  York  City  Metropolitan   Transportation  Authority,   6.25%  due
11/15/2023                                                                  A2/A          1,000,000       1,098,700
New York City Municipal  Water Finance  Authority,  5.75% due 6/15/2013
(ETM)                                                                      A2/AAA         1,000,000       1,066,680
New York City Municipal  Water Finance  Authority,  0.60% due 6/15/2032
put 7/1/2009 (SPA: Dexia Credit Local) (daily demand notes)                Aa3/AA+          500,000         500,000
New York  City  Transitional  Finance  Authority,  5.25%  due  8/1/2016
(Insured: AMBAC)                                                           Aa1/AAA        1,000,000       1,090,720
New York City  Transitional  Finance  Authority,  5.00%  due  1/15/2020
(State Aid Withholding)                                                    A1/AA-         1,000,000       1,038,180
New York City Transitional Finance Authority, 5.00% due 11/1/2020          Aa1/AAA        1,000,000       1,060,890
New York City Trust Cultural  Resources,  5.75% due 7/1/2014 (Museum of
American Folk Art; Insured: ACA)                                            NR/NR           920,000         869,934
New York Convention Center  Development Corp. Hotel Unit Fee, 5.00% due
11/15/2017 (Insured: AMBAC)                                                A2/BBB         1,000,000       1,025,390
New York Dormitory  Authority,  5.25% due 7/1/2010 (D'Youville College;
Insured: Radian)                                                           NR/BBB-          350,000         355,085
New York Dormitory  Authority,  5.25% due 7/1/2011 (D'Youville College;
Insured: Radian)                                                           NR/BBB-          370,000         376,960
New York  Dormitory  Authority,  5.25%  due  8/15/2013  (Master  Boces;
Insured: FSA)                                                              Aa3/AAA        1,000,000       1,066,230
New York  Dormitory  Authority,  5.00%  due  2/15/2015  (Mental  Health
Services; Insured: AMBAC)                                                  NR/AA-         1,000,000       1,071,990
New York  Dormitory  Authority,  5.00%  due  7/1/2016  (Bishop  Henry B
Hucles Nursing Home; Insured: SONYMA)                                      Aa1/NR           400,000         425,980
New York  Dormitory  Authority,  5.00% due 10/1/2018  (School  District
Revenue; Insured: Assured Guaranty)                                        Aa2/AAA        1,000,000       1,063,110
New  York  Dormitory  Authority,   5.50%  due  2/15/2019   pre-refunded
8/15/2011 (Mental Health Services; Insured: Natl-Re)                       NR/AA-           585,000         640,727
New York Dormitory Authority,  5.50% due 7/1/2019 (Brooklyn Law School;
Insured: Radian)                                                          Baa1/BBB+       1,400,000       1,407,476
New  York  Dormitory  Authority,   6.10%  due  7/1/2019  (Ryan  Clinton
Community Health Center; Insured: SONYMA)                                  Aa1/NR         1,000,000       1,016,810
New York Dormitory  Authority,  5.00% due 1/15/2023  (Municipal  Health
Facilities)                                                                A1/AA-         1,000,000       1,018,770
New York  Dormitory  Authority,  5.00%  due  7/1/2024  (Bishop  Henry B
Hucles Nursing Home; Insured: SONYMA)                                      Aa1/NR         1,000,000         998,430
New  York  Dormitory  Authority,   5.25%  due  7/1/2027  (Health  Quest
Systems; Insured: Assured Guaranty)                                        Aa2/AAA          500,000         516,820
New York Dormitory Authority Personal Income Tax, 5.50% due 3/15/2012      Aa3/AAA        1,000,000       1,103,470
New York Dormitory  Authority  Personal Income Tax, 5.00% due 3/15/2019
(Insured: FSA)                                                             Aa3/AAA        1,000,000       1,061,850
New  York  Environmental   Facilities  Corp.  PCR  Water,   6.875%  due
6/15/2014 (State Revolving Fund)                                           Aaa/AAA          400,000         401,908
AMBAC)                                                                      A1/A+         1,000,000       1,058,060
New York State  Thruway  Authority  Highway & Bridge Trust Fund,  5.00%
due 4/1/2022                                                                NR/AA         1,000,000       1,043,050
New York State Urban Development Corp., 5.25% due 1/1/2021                 NR/AA-         1,000,000       1,042,540
Newark Wayne Community Hospital, 5.875% due 1/15/2033 (Insured: AMBAC)     NR/BBB         1,255,000       1,255,502
Oneida  County  IDA,  6.00% due  1/1/2010  (Faxton  Hospital;  Insured:
Radian)                                                                    NR/BBB-          375,000         378,881
Oneida County IDA,  6.10% due 6/1/2020  (Presbyterian  Home for Central
NY; LOC: HSBC Bank USA)                                                    Aa3/NR           450,000         459,949
Port  Authority New York & New Jersey,  5.00% due  8/15/2022  (Insured:
FSA)                                                                       Aa3/AAA        1,000,000       1,062,540
Port   Chester  IDA,   4.75%  due   7/1/2031  put  7/1/2011   (American
Foundation; Collateralized: FNMA)                                          NR/AAA           750,000         788,370
Tobacco Settlement Funding Corp., 5.50% due 6/1/2021                       A1/AA-         1,000,000       1,014,960
Triborough Bridge & Tunnel Authority, 5.00% due 11/15/2025                 Aa2/AA-        1,410,000       1,463,749
Utica IDA Civic Facility,  5.25% due 7/15/2016 (Munson Williams Proctor
Institute)                                                                  A1/NR           210,000         221,989
Virgin Islands Water & Power Authority, 5.50% due 7/1/2017                 Baa2/NR        1,350,000       1,323,513


TOTAL INVESTMENTS -- 98.00%(Cost $36,164,092)                                                       $    36,832,878


OTHER ASSETS LESS LIABILITIES -- 2.00%                                                                      751,336


NET ASSETS -- 100.00%                                                                               $    37,584,214

Footnote Legend
+ Credit ratings are unaudited. Rating changes may have occurred prior to or subsequent to the reporting period end.

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ACA        Insured by American Capital Access
AMBAC      Insured by American Municipal Bond Assurance Corp.
ETM        Escrowed to Maturity
FNMA       Collateralized by Federal National Mortgage Association
FSA        Insured by Financial Security Assurance Co.
GO         General Obligation
IDA        Industrial Development Authority
LOC        Letter of Credit
Natl-Re    Insured by National Public Finance Guarantee Corp.

Notes to Schedule of Investments:

Valuation of Investments: Debt obligations have a primary market over the counter and are valued by an independent pricing service approved by the Trustees of the Trust. The pricing service ordinarily values debt obligations at quoted bid prices. When quotations are not available, debt obligations are valued at evaluated prices determined by the pricing service using methods which include consideration of yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity, and rating, and indications as to value from dealers and general market conditions. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

In any case where a pricing service fails to provide a price for a debt obligation held by the Fund, the valuation and pricing committee determines a fair value for the obligation using procedures approved by the Trustees. Additionally, in any case where management believes that a price provided by a pricing service for a debt obligation may be unreliable, the valuation and pricing committee decides whether or not to use the pricing service's valuation or to determine a fair value for the obligation.

In determining fair value for any portfolio security or other investment, the valuation and pricing committee seeks to determine the amount that an owner of the investment might reasonably expect to receive upon a sale of the investment. However, because fair value prices are estimated prices, the valuation and pricing committee's determination of fair value for an investment may differ from the value that would be realized by the Fund upon a sale of the investment, and that difference could be material to the Fund's financial statements. The valuation and pricing committee's determination of fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation Measurements: Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three levels listed below.

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment rates, credit risk, etc.)

Level 3: Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table displays a summary of the inputs used to value the Fund's net assets as of June 30, 2009. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

Investments in Securities                     Total             Level 1                 Level 2             Level 3

    Municipal Bonds                    $     36,832,878   $           --        $     36,832,878       $            --

Total Investments in Securities        $     36,832,878   $           --        $     36,832,878       $            --

Other Notes:
Information respecting the Fund's significant accounting policies is provided in the Fund's most recent Semi-Annual Report.



SCHEDULE OF INVESTMENTS                                                                                (UNAUDITED)

Thornburg Strategic Municipal Income Fund                                                             June 30, 2009

CUSIPS: CLASS A - 885-216-101, CLASS C - 885-216-200, CLASS I - 885-216-309
NASDAQ SYMBOLS: CLASS A - TSSAX, CLASS C - TSSCX, CLASS I - TSSIX
                                                                         Credit Rating+  Principal
Issuer-Description                                                        Moody's/S&P      Amount           Value

Arizona -- 5.99%
  Maricopa County PCR, 6.00% due 5/1/2029 (Arizona Public Service Co.)     Baa2/BBB-   $    500,000  $      502,030
  Mohave County IDA, 7.25% due 5/1/2015 (Mohave Prison LLC)                 NR/BBB+         100,000         104,915
  Pima County IDA, 6.40% due 7/1/2013 (Arizona Charter Schools)             Baa3/NR          80,000          75,247
  Salt Verde Financial Corp., 5.25% due 12/1/2028                            A3/A           235,000         188,456
  University Medical Center Corp., 6.25% due 7/1/2029                      Baa1/BBB+        100,000          98,765
  University Medical Center Corp., 6.50% due 7/1/2039                      Baa1/BBB+        200,000         197,658
California -- 14.06%
  California State Public Works Board, 6.25% due 4/1/2034                    A3/A-          100,000         100,024
  Carson  Redevelopment  Agency  Tax  Allocation,  7.00% due  10/1/2036
  (Project Area 1)                                                           NR/A-          500,000         502,830
  Daly County Housing Development Finance Agency,  5.25% due 12/15/2023
  (Franciscan Mobile Park)                                                   NR/A-          430,000         367,512
  Los Angeles COP, 5.70% due 2/1/2018                                       Baa2/NR         850,000         804,134
  Merced  Redevelopment  Agency  Tax  Allocation,  6.50%  due  9/1/2039
  (Merced Gateways)                                                          NR/A-          300,000         280,053
  Northern California Gas Authority, 1.529% due 7/1/2027                     A2/A+          400,000         228,400
  Oak Park USD GO, 0% due 8/1/2030 (Insured: FSA)                           Aa3/AAA         500,000         133,815
  Riverside  County Asset  Leasing  Corp.,  0% due 6/1/2021  (Riverside
  County Hospital; Insured: Natl-Re)                                         A2/A           435,000         217,644
  Sonoma County Community  Redevelopment  Agency Tax Allocation,  6.50%
  due 8/1/2034 (The Springs; Insured: Assured Guaranty)                     NR/AAA          100,000         104,310
Colorado -- 3.14%
  Colorado  Educational  &  Cultural  Facilities,  5.25% due  8/15/2019
  (Peak to Peak Charter School; Insured: XLCA)                               NR/A           100,000          95,332
  Denver Convention Center, 5.00% due 12/1/2030 (Insured: XLCA)            Baa3/BBB-        250,000         178,273
  Park  Creek  Metropolitan  District,  6.375%  due  12/1/2037  (Senior
  Property Tax Support; Insured: Assured Guaranty)                          NR/AAA          100,000         103,102
  Public Authority For Colorado Energy,  5.75% due 11/15/2018 (Guaranty
  Agreement: Merrill Lynch & Co.)                                            A2/A           250,000         235,462
Florida -- 2.34%
  Hollywood Community Redevelopment Agency, 5.625% due 3/1/2024             Baa1/NR         340,000         290,839
  Santa  Rosa  Bay  Bridge   Authority,   0%  due  7/1/2013   (Insured:
  Radian-IBCC)                                                             Aa3/BBB-         100,000          52,063
  St. Johns County IDA, 5.625% due 8/1/2034 (Presbyterian Retirement)        NR/NR          150,000         113,240
Georgia -- 4.14%
  Atlanta Water & Waste Water Revenue, 6.25% due 11/1/2034                  Baa1/A          500,000         497,430
  Main Street Natural Gas, Inc., 5.50% due 9/15/2023 (Georgia Gas)           A2/A           350,000         308,924
Guam -- 5.14%
  Guam Government, 5.75% due 12/1/2034 (Section 30)                         NR/BBB-         500,000         487,590
  Guam Government GO, 7.00% due 11/15/2039                                   NR/B+          520,000         513,495
Hawaii -- 1.43%
  Hawaii  State  Department  of Budget & Finance,  5.45% due  11/1/2023
  (Hawaiian Electric Co. & Subsidiaries; Insured: Natl-Re) (AMT)            Baa1/AA         300,000         278,805
Idaho -- 0.74%
  Madison County Hospital Revenue COP, 5.25% due 9/1/2037                   NR/BBB-         200,000         143,564
Illinois -- 4.88%
  Chicago   Tax   Increment,   6.25%   due   11/15/2013   (Near   South
  Redevelopment; Insured: ACA)                                               NR/NR          100,000         101,908
  Illinois  Educational  Facilities  Authority,  5.625%  due  10/1/2022
  (Augustana College)                                                       Baa1/NR         625,000         583,675
  Illinois  Finance  Authority,  5.75% due 11/15/2037  (OSF  Healthcare
  Systems)                                                                   A2/A           200,000         176,224
  Sangamon  County  School  District  COP,  5.875% due  8/15/2018  (Hay
  Edwards; Insured: ACA)                                                     NR/NR          100,000          88,543
Indiana -- 0.44%
  Indiana Bond Bank Gas Revenue Program, 5.25% due 10/15/2020               Aa3/NR           90,000          84,992
Kentucky -- 3.35%
  Kentucky EDA, 0% due 10/1/2021  (Norton  Healthcare,  Inc.;  Insured:
  Natl-Re)                                                                  Baa1/A          365,000         149,573
  Owen County Waterworks  Systems,  6.25% due 6/1/2039  (American Water
  Co.) (1)                                                                 Baa2/BBB+        500,000         504,010
Louisiana -- 2.73%
  Ernest N.  Morial-New  Orleans  Exhibit  Hall,  5.00%  due  7/15/2013
  (Insured: AMBAC)                                                          NR/BBB          200,000         184,600
  Louisiana Public  Facilities  Authority,  5.00% due 7/1/2032 (Black &
  Gold Facilities; Insured: CIFG)                                          Baa3/BBB-        120,000          93,782
  Louisiana State Office Facilities Corp.,  5.50% due 3/1/2013 (Capitol
  Complex; Insured: Natl-Re)                                                Baa1/A          250,000         253,193
Maine -- 1.83%
  Bucksport  Solid Waste  Disposal,  4.00% due 3/1/2014  (International
  Paper)                                                                   Baa3/BBB         400,000         356,532
Massachusetts -- 3.61%
  Massachusetts  Development  Finance  Agency,  5.75% due 12/1/2042 put
  5/1/2019 (Dominion Energy Brayton)                                        Baa2/A-         200,000         202,334
  Massachusetts Educational Financing Authority, 6.00% due 1/1/2028          NR/AA          500,000         500,770
Michigan -- 7.88%
  Dickinson County Healthcare  Systems,  5.80% due 11/1/2024  (Insured:
  ACA-CBI)                                                                   NR/NR           90,000          77,729
  Michigan Public Educational Facilities Authority,  8.75% due 9/1/2039
  (Bradford Academy)                                                        NR/BBB-         500,000         494,920
  Michigan  State  Hospital  Finance  Authority,  5.00%  due  7/15/2025
  (Oakwood Obligated Group)                                                  A2/A           650,000         536,776
  Michigan  State  Hospital  Finance  Authority,   5.75%  due  4/1/2032
  (Oakwood Obligated Group)                                                  A2/A           150,000         127,889
  Michigan   State   Strategic   Fund,    5.00%   due   8/1/2013   (NSF
  International)                                                             NR/A-          300,000         298,347
Minnesota -- 1.88%
  St. Paul Housing & Redevelopment Authority, 5.25% due 5/15/2023
  (Healthpartners Obligated Group)                                         Baa1/BBB         100,000          90,546
  Washington  County  Housing  Redevelopment   Authority,   5.625%  due
  6/1/2037 (Birchwood & Woodbury)                                            NR/NR          390,000         274,872
Mississippi -- 3.58%
  Mississippi Higher Education,  7.50% due 9/1/2009 (Guaranty:  Student
  Loans) (AMT)                                                               A2/NR          700,000         698,215
Nevada -- 2.53%
  Mesquite Redevelopment Agency Tax Allocation, 7.375% due 6/1/2024          NR/A-          500,000         493,165
New Mexico -- 1.95%
  Santa Fe County Charter School Foundation,  6.625% due 1/15/2036 (ATC
  Foundation)                                                                NR/NR          485,000         378,994
Ohio -- 5.46%
  Buckeye Tobacco Settlement Financing Authority, 6.50% due 6/1/2047       Baa3/BBB         500,000         307,450
  Cleveland  Cuyahoga County Port Authority,  6.25% due 5/15/2016 (LOC:
  FifthThird Bank)                                                           NR/NR          100,000          93,014
  Ohio State Air  Quality  Development  Authority,  5.75% due  6/1/2033
  (FirstEnergy Nuclear)                                                    Baa2/BBB         150,000         153,580
  Ohio State Water  Development  Authority PCR, 5.875% due 6/1/2033 put
  6/1/2016 (FirstEnergy)                                                   Baa1/BBB         500,000         509,290
Pennsylvania -- 5.93%
  Allegheny  County   Redevelopment   Authority,   5.10%  due  7/1/2014
  (Pittsburgh Mills)                                                         NR/NR          205,000         188,504
  Carbon County IDA, 6.65% due 5/1/2010 (Panther Creek Partners) (AMT)      NR/BBB-         540,000         541,760
  Pennsylvania EDA, 5.00% due 12/1/2014 (Colver; Insured: AMBAC) (AMT)     Baa3/BBB         450,000         425,637
Rhode Island -- 0.52%
  Rhode Island State  Economic  Development  Corp.,  5.75% due 7/1/2010
  (Providence Place Mall; Insured: Radian)                                  NR/BBB-         100,000         100,813
Tennessee -- 0.49%
  Tennessee Energy Acquisition Corp., 5.00% due 2/1/2015                    Baa1/A          100,000          95,989
Texas -- 3.42%
  Austin Convention Enterprises,  Inc., 5.00% due 1/1/2034 (First Tier;
  Insured: XLCA)                                                           Baa3/BB+         300,000         184,941
  Bexar County Housing Finance Corp. MFR, 5.70% due 1/1/2021  (American
  Opportunity Housing; Insured: Natl-Re)                                    Baa1/NR         100,000          79,828
  Bexar County Housing Finance Corp. MFR, 5.80% due 1/1/2031  (American
  Opportunity Housing; Insured: Natl Re)                                    Baa1/NR         150,000         108,921
  Gulf   Coast   Waste   Disposal   Authority,   6.10%   due   8/1/2024
  (International Paper Co.) (AMT)                                          Baa3/BBB         100,000          87,882
  Sam Rayburn Municipal Power Agency, 6.00% due 10/1/2021                  Baa2/BBB         100,000         100,018
  San Antonio Energy  Acquisition  Public Facilities  Corp.,  5.50% due
  8/1/2021                                                                   A2/A            40,000          34,989
  Texas State  Public  Finance  Authority,  5.00% due  8/15/2023  (Idea
  Charter School; Insured: ACA)                                             NR/BBB-         100,000          69,728
U.S. Virgin Islands -- 3.31%
  Virgin Islands Public Finance Authority, 6.75% due 10/1/2037 (2)          Baa3/NR         500,000         496,870
  Virgin Islands Water & Power Authority, 5.50% due 7/1/2017                Baa2/NR         150,000         147,057
Virginia -- 3.24%
  Norton IDA, 6.00% due 12/1/2014 (Norton Community Hospital;  Insured:
  ACA)                                                                       NR/NR          635,000         632,066
Wisconsin -- 3.60%
  Wisconsin State Health & Educational Facilities,  5.40% due 8/15/2013
  (Sorrowful Mother Corp.; Insured: Natl-Re)                                Baa1/A+         700,000         700,665


Total Investments -- 97.61% (Cost $18,785,280)                                                      $    19,014,503


OTHER ASSETS LESS LIABILITIES -- 2.39%                                                                      464,879


NET ASSETS -- 100.00%                                                                               $    19,479,382

Footnote Legend
+ Credit ratings are unaudited. Rating changes may have occurred prior to or subsequent to the reporting period end.

(1) Segregated as collateral for a when-issued security.

(2) When-issued security.

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ACA        Insured by American Capital Access
AMBAC      Insured by American Municipal Bond Assurance Corp.
AMT        Alternative Minimum Tax
CIFG       CIFG Assurance North America Inc.
COP        Certificates of Participation
EDA        Economic Development Authority
FSA        Insured by Financial Security Assurance Co.
GO         General Obligation
IDA        Industrial Development Authority
LOC        Letter of Credit
Natl-Re    Insured by National Public Finance Guarantee Corp.
PCR        Pollution Control Revenue Bond
RADIAN     Insured by Radian Asset Assurance
USD        Unified School District
XLCA       Insured by XL Capital Assurance

Notes to Schedule of Investments:

Valuation of Investments: Debt obligations have a primary market over the counter and are valued by an independent pricing service approved by the Trustees of the Trust. The pricing service ordinarily values debt obligations at quoted bid prices. When quotations are not available, debt obligations are valued at evaluated prices determined by the pricing service using methods which include consideration of yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity, and rating, and indications as to value from dealers and general market conditions. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

In any case where a pricing service fails to provide a price for a debt obligation held by the Fund, the valuation and pricing committee determines a fair value for the obligation using procedures approved by the Trustees. Additionally, in any case where management believes that a price provided by a pricing service for a debt obligation may be unreliable, the valuation and pricing committee decides whether or not to use the pricing service's valuation or to determine a fair value for the obligation.

In determining fair value for any portfolio security or other investment, the valuation and pricing committee seeks to determine the amount that an owner of the investment might reasonably expect to receive upon a sale of the investment. However, because fair value prices are estimated prices, the valuation and pricing committee's determination of fair value for an investment may differ from the value that would be realized by the Fund upon a sale of the investment, and that difference could be material to the Fund's financial statements. The valuation and pricing committee's determination of fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation Measurements: Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three levels listed below.

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment rates, credit risk, etc.)

Level 3: Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table displays a summary of the inputs used to value the Fund's net assets as of June 30, 2009. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

Investments in Securities                    Total              Level 1                  Level 2             Level 3

    Municipal Bonds                    $   19,014,503     $            --       $       19,014,503     $            --

Total Investments in Securities        $   19,014,503     $            --       $       19,014,503     $            --

Other Notes:
Information respecting the Fund's significant accounting policies is provided in the Fund's most recent Semi-Annual Report.


SCHEDULE OF INVESTMENTS                                                                                (UNAUDITED)

Thornburg Limited Term U.S. Government Fund                                                           June 30, 2009

CUSIPS: CLASS A - 885-215-103, CLASS B - 885-215-848, CLASS C - 885-215-830, CLASS I - 885-215-699, CLASS R3 - 885-215-491
NASDAQ SYMBOLS: CLASS A - LTUSX, CLASS B - LTUBX, CLASS C - LTUCX, CLASS I - LTUIX, CLASS R3 - LTURX

                                                                                         Principal         Value
Security Name                                                                             Amount
    U.S. TREASURY SECURITIES -- 19.03%
        United States Treasury Notes, 3.625% due 1/15/2010                             $ 16,000,000  $   16,281,250
        United States Treasury Notes, 2.125% due 4/30/2010                                5,000,000       5,069,336
        United States Treasury Notes, 4.625% due 10/31/2011                               2,000,000       2,153,828
        United States Treasury Notes, 4.875% due 6/30/2012                                4,000,000       4,384,062
        United States Treasury Notes, 2.625% due 2/29/2016                                2,000,000       1,941,406
        United States Treasury Notes, 4.875% due 8/15/2016                                5,000,000       5,528,906
        United States Treasury Notes, 4.625% due 2/15/2017                                4,000,000       4,353,438
        United States  Treasury  Notes  Inflationary  Index,  2.00% due
        7/15/2014                                                                         2,262,340       2,320,666
        United States  Treasury Notes  Inflationary  Index,  1.875% due
        7/15/2015                                                                         4,384,800       4,437,554
        United States  Treasury  Notes  Inflationary  Index,  2.00% due
        1/15/2016                                                                         5,371,450       5,452,022

    TOTAL U.S. TREASURY SECURITIES (Cost $50,417,728)                                                    51,922,468

    U.S. GOVERNMENT AGENCIES -- 17.18%
        Federal Agricultural Mtg Corp., 6.71% due 7/28/2014                                 200,000         234,559
        Federal Farm Credit Bank, 6.75% due 7/7/2009                                        350,000         350,446
        Federal Farm Credit Bank, 6.06% due 5/28/2013                                       240,000         271,606
        Federal Farm Credit Bank, 3.98% due 1/22/2015                                     1,000,000       1,030,689
        Federal Home Loan Bank, 4.125% due 8/13/2010                                      3,000,000       3,108,281
        Federal Home Loan Bank, 5.375% due 6/13/2014                                      2,000,000       2,208,988
        Federal Home Loan Bank, 5.00% due 12/8/2017                                       3,000,000       3,251,727
        Federal Home Loan Mtg Corp., 2.375% due 2/24/2012                                 2,000,000       2,014,982
        Federal Home Loan Mtg Corp., 4.50% due 1/15/2015                                  5,000,000       5,354,211
        Federal Home Loan Mtg Corp., 5.50% due 3/28/2016                                  1,190,000       1,258,308
        Federal Home Loan Mtg Corp., 4.875% due 6/13/2018                                 3,000,000       3,227,345
        Federal Home Loan Mtg Corp., 5.50% due 7/15/2019                                  4,714,054       4,961,205
        Federal National Mtg Assoc, 2.00% due 3/2/2011                                    2,000,000       2,008,059
        Federal National Mtg Assoc, 4.40% due 2/19/2015                                   1,585,000       1,675,055
        Overseas Private Investment Corp., 4.10% due 11/15/2014 (1)                       1,377,600    1,394,269(1)
        Private Export Funding Corp., 5.685% due 5/15/2012                                5,000,000       5,532,390
        Private Export Funding Corp., 4.974% due 8/15/2013                                2,700,000       2,926,900
        Tennessee Valley Authority, 4.75% due 8/1/2013                                    3,000,000       3,240,855
        U.S. Department of Transportation Headquarters Series 2004
        Class A-2, 5.594% due 12/7/2021 (1)                                               2,811,471       2,824,179

    TOTAL U.S. GOVERNMENT AGENCIES (Cost $44,693,859)                                                    46,874,054

    MORTGAGE BACKED -- 60.91%
        Federal  Home  Loan Mtg  Corp.,  CMO  Series  00246,  5.50% due
        5/15/2034                                                                         1,883,248       1,977,097
        Federal  Home Loan Mtg Corp.,  CMO Series 1321 Class TE,  7.00%
        due 8/15/2022                                                                       718,542         777,850
        Federal  Home Loan Mtg Corp.,  CMO Series 2420 Class MC,  6.00%
        due 2/15/2017                                                                     1,363,997       1,441,433
        Federal  Home Loan Mtg Corp.,  CMO Series 2509 Class TV,  5.50%
        due 4/15/2022                                                                     2,500,000       2,619,848
        Federal  Home Loan Mtg Corp.,  CMO Series 2553 Class GB,  5.00%
        due 1/15/2018                                                                     1,000,000       1,051,808
        Federal  Home Loan Mtg Corp.,  CMO Series 2628 Class DQ,  3.00%
        due 11/15/2017                                                                      667,407         673,141
        Federal  Home Loan Mtg Corp.,  CMO Series 2649 Class QH,  4.50%
        due 7/15/2018                                                                     1,000,000       1,021,678
        Federal  Home Loan Mtg Corp.,  CMO Series 26925 Class QD, 5.00%
        due 12/15/2022                                                                    2,575,000       2,666,949
        Federal  Home Loan Mtg Corp.,  CMO Series 2731 Class Vl,  5.50%
        due 12/15/2014                                                                    2,542,718       2,679,529
        Federal  Home Loan Mtg Corp.,  CMO Series 2738 Class QE,  5.00%
        due 7/15/2032                                                                     3,000,000       3,074,600
        Federal  Home Loan Mtg Corp.,  CMO Series 2744 Class JG,  5.00%
        due 8/15/2032                                                                     1,500,000       1,525,094
        Federal  Home Loan Mtg Corp.,  CMO Series 2764 Class UE,  5.00%
        due 10/15/2032                                                                    2,000,000       2,044,961
        Federal  Home Loan Mtg Corp.,  CMO Series 2770 Class UD,  4.50%
        due 5/15/2017                                                                     2,400,000       2,492,623
        Federal  Home Loan Mtg Corp.,  CMO Series 2802 Class NE,  5.00%
        due 2/15/2033                                                                     1,470,000       1,501,809
        Federal  Home Loan Mtg Corp.,  CMO Series 2814 Class GB,  5.00%
        due 6/15/2019                                                                     1,119,685       1,149,712
        Federal  Home Loan Mtg Corp.,  CMO Series 2825 Class VP,  5.50%
        due 6/15/2015                                                                     4,892,901       5,155,994
        Federal  Home Loan Mtg Corp.,  CMO Series 2834 Class VE,  5.50%
        due 7/15/2015                                                                     2,201,552       2,298,421
        Federal  Home Loan Mtg Corp.,  CMO Series 2901 Class UB,  5.00%
        due 3/15/2033                                                                     2,400,000       2,443,874
        Federal  Home Loan Mtg Corp.,  CMO Series 2943 Class HE,  5.00%
        due 3/15/2033                                                                     1,965,000       2,004,477
        Federal  Home Loan Mtg Corp.,  CMO Series 3020 Class VA,  5.50%
        due 11/15/2014                                                                    1,288,392       1,352,741
        Federal  Home Loan Mtg Corp.,  CMO Series 3067 Class PJ,  5.50%
        due 7/15/2031                                                                     3,000,000       3,148,511
        Federal  Home Loan Mtg Corp.,  CMO Series 3068 Class VA,  5.50%
        due 10/15/2016                                                                    1,469,152       1,539,582
        Federal  Home Loan Mtg Corp.,  CMO Series 3078 Class PC,  5.50%
        due 11/15/2030                                                                    2,250,000       2,360,307
        Federal  Home Loan Mtg Corp.,  CMO Series 3138 Class PC,  5.50%
        due 6/15/2032                                                                     5,000,000       5,247,007
        Federal  Home Loan Mtg Corp.,  CMO Series 3178 Class MC,  6.00%
        due 4/15/2032                                                                     5,275,000       5,530,262
        Federal  Home Loan Mtg Corp.,  CMO Series 3184 Class PC,  5.50%
        due 8/15/2032                                                                     5,535,000       5,784,066
        Federal  Home Loan Mtg Corp.,  CMO Series 3187 Class LA,  5.50%
        due 4/15/2031                                                                     2,466,734       2,555,912
        Federal  Home Loan Mtg Corp.,  CMO Series 3192 Class GB,  6.00%
        due 1/15/2031                                                                     1,000,000       1,041,021
        Federal  Home Loan Mtg Corp.,  CMO Series 3195 Class PD,  6.50%
        due 7/15/2036                                                                     4,300,000       4,567,979
        Federal  Home Loan Mtg Corp.,  CMO Series 3216 Class NA,  6.00%
        due 5/15/2028                                                                     1,294,146       1,322,304
        Federal  Home Loan Mtg Corp.,  CMO Series 3219 Class PD,  6.00%
        due 11/15/2035                                                                    3,000,000       3,160,369
        Federal  Home Loan Mtg Corp.,  CMO Series 3228 Class PC,  5.50%
        due 7/15/2030                                                                     5,000,000       5,138,328
        Federal  Home Loan Mtg Corp.,  CMO Series 3255 Class QB,  5.50%
        due 5/15/2029                                                                     3,000,000       3,116,458
        Federal  Home Loan Mtg Corp.,  CMO Series 3271 Class LU,  5.50%
        due 1/15/2018                                                                     2,721,455       2,866,612
        Federal  Home Loan Mtg Corp.,  CMO Series 3319 Class PA,  5.50%
        due 8/15/2030                                                                       718,895         747,180
        Federal  Home Loan Mtg Corp.,  CMO Series 3320 Class TC,  5.50%
        due 10/15/2032                                                                    2,000,000       2,097,273
        Federal  Home Loan Mtg Corp.,  CMO Series 3331 Class PB,  6.00%
        due 1/15/2031                                                                     2,000,000       2,098,842
        Federal  Home Loan Mtg Corp.,  CMO Series 3351 Class PK,  5.50%
        due 1/15/2032                                                                     3,000,000       3,152,192
        Federal  Home Loan Mtg Corp.,  CMO Series 3456 Class KV,  5.50%
        due 9/15/2017                                                                     2,743,510       2,893,289
        Federal  Home Loan Mtg Corp.,  CMO Series 3480 Class VA,  6.00%
        due 6/15/2019                                                                     2,831,482       3,004,102
        Federal  Home Loan Mtg Corp.,  CMO Series R003 Class VA,  5.50%
        due 8/15/2016                                                                     1,283,351       1,350,748
        Federal  Home Loan Mtg Corp.,  CMO Series R012 Class AB,  5.50%
        due 12/15/2020                                                                    2,544,556       2,605,087
        Federal Home Loan Mtg Corp., Pool # 1N1736, 5.24% due 4/1/2037                    1,275,905       1,328,709
        Federal  Home  Loan  Mtg  Corp.,  Pool  #  252986,  10.75%  due
        4/1/2010                                                                              3,010           3,042
        Federal  Home  Loan  Mtg  Corp.,  Pool  #  298107,  10.25%  due
        8/1/2017                                                                             21,943          24,808
        Federal  Home  Loan  Mtg  Corp.,  Pool  #  C90041,   6.50%  due
        11/1/2013                                                                            15,881          16,602
        Federal Home Loan Mtg Corp., Pool # D37120, 7.00% due 7/1/2023                       27,150          29,592
        Federal  National Mtg Assoc CMO Series  1993-122 Class D, 6.50%
        due 6/25/2023                                                                        11,929          12,004
        Federal  National Mtg Assoc CMO Series  1993-32  Class H, 6.00%
        due 3/25/2023                                                                        80,192          84,074
        Federal  National Mtg Assoc CMO Series  2002-18 Class PC, 5.50%
        due 4/25/2017                                                                     1,782,172       1,871,249
        Federal  National Mtg Assoc CMO Series  2003-15 Class CY, 5.00%
        due 3/25/2018                                                                     1,017,000       1,064,635
        Federal  National Mtg Assoc CMO Series  2003-44 Class CB, 4.25%
        due 3/25/2033                                                                     2,573,616       2,610,404
        Federal  National  Mtg Assoc CMO Series  2003-9 Class DB, 5.00%
        due 2/25/2018                                                                     1,000,000       1,043,569
        Federal  National Mtg Assoc CMO Series  2003-92 Class KH, 5.00%
        due 3/25/2032                                                                     2,000,000       2,037,073
        Federal  National  Mtg Assoc CMO Series  2004-2 Class QL, 4.00%
        due 2/25/2019                                                                     2,000,000       1,955,006
        Federal  National Mtg Assoc CMO Series  2004-33 Class MW, 4.50%
        due 1/25/2030                                                                     2,897,000       2,962,236
        Federal  National Mtg Assoc CMO Series  2004-35 Class CA, 4.00%
        due 12/25/2017                                                                    1,427,592       1,466,168
        Federal  National Mtg Assoc CMO Series  2006-51 Class PB, 5.50%
        due 8/25/2033                                                                     3,000,000       3,135,606
        Federal  National Mtg Assoc CMO Series  2006-57 Class PC, 5.50%
        due 10/25/2032                                                                    1,780,000       1,845,888
        Federal  National Mtg Assoc CMO Series  2006-78 Class MB, 5.50%
        due 7/25/2034                                                                     3,000,000       3,150,485
        Federal  National Mtg Assoc CMO Series  2007-42 Class YA, 5.50%
        due 1/25/2036                                                                     2,170,129       2,256,320
        Federal  National Mtg Assoc CMO Series  2007-60 Class VA, 6.00%
        due 12/25/2017                                                                    4,258,197       4,497,302
        Federal  National Mtg Assoc CMO Series  2007-65 Class PB, 6.00%
        due 10/25/2032                                                                    2,916,000       3,057,143
        Federal  National Mtg Assoc CMO Series  2007-79 Class MB, 5.50%
        due 12/25/2030                                                                    1,000,000       1,048,087
        Federal  National Mtg Assoc CMO Series  2007-83 Class PA, 6.00%
        due 3/25/2029                                                                     1,542,761       1,596,156
        Federal  National Mtg Assoc CMO Series  2008-77 Class VA, 6.00%
        due 7/25/2019                                                                     3,820,352       4,046,439
        Federal  National Mtg Assoc REMIC Series 2002-59 Class B, 5.50%
        due 9/25/2017                                                                     1,839,522       1,949,796
        Federal  National  Mtg Assoc  REMIC  Series  2006-B1  Class AB,
        6.00% due 6/25/2016                                                               2,240,153       2,305,687
        Federal  National  Mtg Assoc  REMIC  Series  2008-86  Class PC,
        5.00% due 3/25/2034                                                               5,000,000       5,046,314
        Federal  National Mtg Assoc  Series  2008-3 Class VB, 5.00% due
        10/25/2022                                                                        1,000,000       1,040,184
        Federal National Mtg Assoc, Pool # 044003, 8.00% due 6/1/2017                        18,338          19,978
        Federal National Mtg Assoc, Pool # 050811, 7.50% due 12/1/2012                       15,670          16,409
        Federal National Mtg Assoc, Pool # 050832, 7.50% due 6/1/2013                        18,526          19,358
        Federal National Mtg Assoc, Pool # 076388, 9.25% due 9/1/2018                        58,574          65,182
        Federal National Mtg Assoc, Pool # 100286, 7.50% due 8/1/2009                           234             235
        Federal National Mtg Assoc, Pool # 112067, 9.50% due 10/1/2016                          951             958
        Federal National Mtg Assoc, Pool # 190555, 7.00% due 1/1/2014                        15,569          16,425
        Federal National Mtg Assoc, Pool # 250387, 7.00% due 11/1/2010                        9,334           9,595
        Federal National Mtg Assoc, Pool # 251759, 6.00% due 5/1/2013                        29,985          31,814
        Federal National Mtg Assoc, Pool # 252648, 6.50% due 5/1/2022                        97,740         105,044
        Federal National Mtg Assoc, Pool # 303383, 7.00% due 12/1/2009                          522             528
        Federal National Mtg Assoc, Pool # 312663, 7.50% due 6/1/2010                         3,003           3,071
        Federal National Mtg Assoc, Pool # 334996, 7.00% due 2/1/2011                         8,337           8,593
        Federal National Mtg Assoc, Pool # 342947, 7.25% due 4/1/2024                       212,907         233,810
        Federal National Mtg Assoc, Pool # 384243, 6.10% due 10/1/2011                      585,617         606,077
        Federal National Mtg Assoc, Pool # 406384, 8.25% due 12/1/2024                      110,792         120,972
        Federal National Mtg Assoc, Pool # 443909, 6.50% due 9/1/2018                        71,470          75,878
        Federal National Mtg Assoc, Pool # 516363, 5.00% due 3/1/2014                       111,512         116,495
        Federal National Mtg Assoc, Pool # 555207, 7.00% due 11/1/2017                       38,234          41,684
        Federal National Mtg Assoc, Pool # 895572, 5.673% due 6/1/2036                    2,459,470       2,570,093
        Government  National  Mtg Assoc CMO  Series  2008-56  Class CH,
        5.00% due 5/20/2035                                                               5,000,000       5,161,530
        Government  National  Mtg  Assoc,  Pool  #  000623,  8.00%  due
        9/20/2016                                                                            31,713          34,302
        Government  National  Mtg  Assoc,  Pool  #  409921,  7.50%  due
        8/15/2010                                                                             4,048           4,144
        Government  National  Mtg  Assoc,  Pool  #  410240,  7.00%  due
        12/15/2010                                                                            8,522           8,781
        Government  National  Mtg  Assoc,  Pool  #  410271,  7.50%  due
        8/15/2010                                                                             9,989          10,266
        Government  National  Mtg  Assoc,  Pool  #  410846,  7.00%  due
        12/15/2010                                                                           15,098          15,556
        Government  National  Mtg  Assoc,  Pool  #  430150,  7.25%  due
        12/15/2026                                                                           29,190          31,784
        Government  National  Mtg  Assoc,  Pool  #  453928,  7.00%  due
        7/15/2017                                                                            48,729          52,968
        Government  National  Mtg  Assoc,  Pool  #  780448,  6.50%  due
        8/15/2011                                                                            24,016          24,630

    TOTAL MORTGAGE BACKED (Cost $162,954,204)                                                           166,171,808

     SHORT TERM INVESTMENTS -- 1.84%
        United States Treasury Notes, 0.01% due 7/2/2009                                  5,000,000       4,999,999

    TOTAL SHORT TERM INVESTMENTS (Cost $4,999,999)                                                        4,999,999


TOTAL INVESTMENTS -- 98.96% (Cost $263,065,790)                                                     $   269,968,329


OTHER ASSETS LESS LIABILITIES -- 1.04%                                                                    2,848,745


NET ASSETS -- 100.00%                                                                               $   272,817,074

Footnote Legend
(1) Security currently fair valued by the valuation and pricing committee using procedures approved by the Trustees.

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
CMO        Collateralized Mortgage Obligation
Mtg        Mortgage
REMIC      Real Estate Mortgage Investment Conduit

Notes to Schedule of Investments:

Valuation of Investments: Debt obligations have a primary market over the counter and are valued by an independent pricing service approved by the Trustees of the Trust. The pricing service ordinarily values debt obligations at quoted bid prices. Quotations for any foreign debt obligations in foreign currencies are converted to U.S. dollar equivalents using the foreign exchange quotation in effect at the time of valuation. When quotations are not available, debt obligations are valued at evaluated prices determined by the pricing service using methods which include consideration of yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity, and rating, and indications as to value from dealers and general market conditions. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

In any case where a pricing service fails to provide a price for a debt obligation held by the Funds, the valuation and pricing committee determines a fair value for the obligation using procedures approved by the Trustees. Additionally, in any case where management believes that a price provided by a pricing service for a debt obligation may be unreliable, the valuation and pricing committee decides whether or not to use the pricing service's valuation or to determine a fair value for the obligation.

In determining fair value for any portfolio security or other investment, the valuation and pricing committee seeks to determine the amount that an owner of the investment might reasonably expect to receive upon a sale of the investment. However, because fair value prices are estimated prices, the valuation and pricing committee's determination of fair value for an investment may differ from the value that would be realized by the Funds upon a sale of the investment, and that difference could be material to the Funds' financial statements. The valuation and pricing committee's determination of fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation Measurements: Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three levels listed below.

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment rates, credit risk, etc.)

Level 3: Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table displays a summary of the inputs used to value the Fund's net assets as of June 30, 2009. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

Investments in Securities                    Total              Level 1                  Level 2             Level 3

    U.S. Treasury Securities           $  51,922,468      $    51,922,468       $               --     $            --
    U.S. Government Agencies              46,874,054                   --               46,874,054                  --
    Mortgage Backed                      166,171,808                   --              166,171,808                  --
    Short Term Investments                 4,999,999                   --                4,999,999                  --

Total Investments in Securities        $ 269,968,329      $    51,922,468       $      218,045,861     $            --

Other Notes:
Information respecting the Fund's significant accounting policies is provided in the Fund's most recent Semi-Annual Report.

SCHEDULE OF INVESTMENTS                                                                                (UNAUDITED)

Thornburg Limited Term Income Fund                                                                    June 30, 2009

CUSIPS: CLASS A - 885-215-509, CLASS C - 885-215-764, CLASS I - 885-215-681, CLASS R3 - 885-215-483
NASDAQ SYMBOLS: CLASS A - THIFX, CLASS C - THICX, CLASS I - THIIX, CLASS R3 - THIRX
                                                                         Credit Rating+    Principal
Security Name                                                             Moody's/S&P        Amount        Value

    U.S. TREASURY SECURITIES -- 0.78%
        United States Treasury Notes, 5.125% due 5/15/2016                  Aaa/AAA    $  1,000,000  $    1,121,797
        United States Treasury Notes, 4.875% due 8/15/2016                  Aaa/AAA       2,000,000       2,211,562

    TOTAL U.S. TREASURY SECURITIES (Cost $3,088,567)                                                      3,333,359

    U.S. GOVERNMENT AGENCIES -- 1.57%
        Federal National Mtg Assoc, 7.00% due 3/1/2011                      Aaa/AAA           5,571           5,719
        Federal National Mtg Assoc, 6.42% due 4/1/2011                      Aaa/AAA       2,247,272       2,381,737
        Federal National Mtg Assoc, 5.095% due 12/1/2011                    Aaa/AAA         118,873         125,339
        Federal National Mtg Assoc, 7.491% due 8/1/2014                     Aaa/AAA          24,726          24,726
        Small Business Administration, 4.638% due 2/10/2015                  NR/NR        1,547,235       1,577,509
        U.S. Department of Transportation Headquarters Series 2004
        Class A-2, 5.594% due 12/7/2021 (1),(2)                              NR/A-        2,577,182       2,588,831

    TOTAL U.S. GOVERNMENT AGENCIES (Cost $6,498,645)                                                      6,703,861

    OTHER GOVERNMENT -- 1.33%
        Emirate of Abu Dhabi, 5.50% due 4/8/2014 (1),(3)                    Aa2/AA        1,000,000       1,016,702
        Nova Scotia Province Canada, 5.75% due 2/27/2012 (3)                Aa2/A+          500,000         526,563
        Province of Ontario Canada, 4.10% due 6/16/2014 (3)                 Aa1/AA        4,000,000       4,141,744

    TOTAL OTHER GOVERNMENT(Cost $5,490,132)                                                               5,685,009

    MORTGAGE BACKED -- 1.81%
        Federal  Home Loan Mtg Corp.,  CMO Series 2814 Class GB,  5.00%
        due 6/15/2019                                                       Aaa/AAA       1,119,685       1,149,713
        Federal  Home Loan Mtg Corp.,  CMO Series 3192 Class GB,  6.00%
        due 1/15/2031                                                       Aaa/AAA       2,000,000       2,082,041
        Federal  Home Loan Mtg Corp.,  CMO Series 3195 Class PD,  6.50%
        due 7/15/2036                                                        NR/NR        1,000,000       1,062,321
        Federal  National Mtg Assoc CMO Series  2003-64 Class EC, 5.50%
        due 5/25/2030                                                       Aaa/AAA         262,652         267,418
        Federal  National Mtg Assoc CMO Series  2007-65 Class PB, 6.00%
        due 10/25/2032                                                      Aaa/AAA       3,000,000       3,145,208
        Government  National  Mtg  Assoc,  Pool  #  003007,  8.50%  due
        11/20/2015                                                          Aaa/AAA          20,242          21,680
        Government  National  Mtg  Assoc,  Pool #  827148,  4.375%  due
        2/20/2024                                                           Aaa/AAA          35,306          36,563

    TOTAL MORTGAGE BACKED (Cost $7,512,743)                                                               7,764,944

    ASSET BACKED SECURITIES -- 4.60%
    BANKS -- 1.31%
      Commercial Banks -- 1.13%
        Wachovia Bank  Commercial Mtg Trust Series  2005-C21 Class A-4,
        5.209% due 10/15/2044                                               Aaa/AAA       5,000,000       4,294,071
        Wells Fargo Asset  Securities  Corp.  Series 2005-AR2 Class B1,
        4.549% due 2/25/2035                                                 B3/A           998,923         212,395
        Wells Fargo Asset  Securities  Corp.  Series 2005-AR2 Class B1,
        4.686% due 3/25/2035                                                 NR/NR        1,067,792         220,761
        Wells  Fargo Mtg Backed  Securities  Series  2005-3  Class-A10,
        5.50% due 5/25/2035                                                 Aaa/NR          130,112         129,931
      Thrifts & Mortgage Finance -- 0.18%
        Washington Mutual Series 05-AR4, Class-A4B,4.668% due 4/25/2035     Aaa/AAA         830,000         775,817

                                                                                                          5,632,975
    CONSUMER SERVICES -- 0.84%
      Hotels, Restaurants & Leisure -- 0.84%
        Dunkin 2006-1 Class A2, 5.779% due 6/20/2031                         NR/NR        4,000,000       3,613,320

                                                                                                          3,613,320
    DIVERSIFIED FINANCIALS -- 2.45%
      Capital Markets -- 0.83%
        Bear  Stearns  Mtg  Series   2004-3  Class  1-A2,   4.179%  due
        7/25/2034                                                           Aa3/AAA         436,896         350,702
        GS Mtg Securities Corp. 2001-Rock Class C, 6.878% due 5/3/2018      Aaa/AAA         545,000         589,142
        GSR Mtg Loan Trust  Series  2004-3F  Class  2-A10,  17.012% due
        2/25/2034                                                           NR/AAA          405,799         419,285
        Merrill Lynch Mtg Investors, 3.715% due 8/25/2034                    NR/AA          989,127         340,687
        Merrill  Lynch Mtg  Investors,  Series 2003 E Class B3,  1.814%
        due 10/25/2028                                                       A2/A+        1,406,593         355,405
        Morgan  Stanley Dean Witter  Capital  Trust Series 2000 Xl-1345
        Class C, 7.576% due 9/3/2015                                        Aaa/NR          545,000         583,730
        Morgan  Stanley  Dean Witter  Capital  Trust Series 2001 Xl-280
        Class C, 6.756% due 2/3/2016                                        Aaa/NR          825,000         888,393
      Diversified Financial Services -- 1.62%
        Banc  America  Mtg  Securities,  Inc.  Series  2005 A Class  B1
        Floating Rate Note, 4.717% due 2/25/2035                             NR/NR        2,899,285         869,196
        Citigroup  Commercial  Mtg  Trust  Series  2004-HYB2  Class B1,
        4.875% due 3/25/2034                                                Aa2/AA          582,845         210,627
        Countrywide  Home  Loan  Series  2004  Class  1-A,  3.694%  due
        7/20/2034                                                           Aaa/AAA         793,172         535,716
        FNBC Trust Series 1993 A, 8.08% due 1/5/2018                        Aa3/AA-       1,040,163       1,147,362
        JPMorgan Chase  Commercial Mtg Series 2004-C3 Class A-5, 4.878%
        due 1/15/2042                                                       Aaa/NR        5,000,000       4,183,622

                                                                                                         10,473,867

    TOTAL ASSET BACKED SECURITIES (Cost $26,724,281)                                                     19,720,162

    CORPORATE BONDS -- 74.08%
    AUTOMOBILES & COMPONENTS -- 1.86%
      Automobiles -- 1.86%
        American Honda Finance, 2.951% due 6/29/2011                         NR/NR        3,500,000       3,489,941
        American Honda Finance Corp., 5.125% due 12/15/2010 (1)              A1/A+        1,500,000       1,479,969
        Harley Davidson Funding Corp. Series C, 6.80% due 6/15/2018 (1)     A2/BBB+       2,500,000       2,169,045
        Toyota Motor Credit Corp., 4.35% due 12/15/2010                     Aa1/AA          800,000         822,838

                                                                                                          7,961,793
    BANKS -- 5.20%
      Commercial Banks -- 4.77%
        ANZ National International, 6.20% due 7/19/2013 (1),(3)             Aa2/AA        1,000,000       1,030,172
        Charter One Bank NA, 5.50% due 4/26/2011                            Aa3/A-        1,750,000       1,776,401
        Glitnir Banki HF, 4.421% due 1/18/2012 (1),(3),(4) +                  C/D           400,000          65,000
        Household Finance Corp., 6.40% due 9/15/2009                         A3/A           400,000         402,194
        Household  Finance  Corp.  CPI  Floating  Rate Note,  0.63% due
        8/10/2009                                                            A3/A         5,000,000       4,982,750
        National City Bank, 7.25% due 7/15/2010                              NR/A         2,000,000       2,066,444
        National City Bank Floating Rate Note, 0.999% due 6/7/2017           A2/A         4,000,000       2,728,048
        National Westminster Bank, 7.375% due 10/1/2009                     Baa3/A          715,000         707,203
        Nations Bank Corp., 7.23% due 8/15/2012                              A2/A           250,000         264,222
        North Fork Bancorp, Inc., 5.875% due 8/15/2012                     Baa2/BBB-      2,000,000       1,831,510
        Silicon Valley Bank, 6.05% due 6/1/2017                             A3/BBB        1,000,000         773,695
        Silicon Valley Bank, 5.70% due 6/1/2012                             A2/BBB+       1,500,000       1,414,082
        Sovereign Bank, 5.125% due 3/15/2013                                Baa1/A-         400,000         372,143
        Suntrust Bank, 5.20% due 1/17/2017                                  A3/BBB+         400,000         349,432
        Whitney National Bank, 5.875% due 4/1/2017                          A3/BB+        2,000,000       1,663,444
      Thrifts & Mortgage Finance -- 0.43%
        Sovereign Bancorp, Inc., 0.842% due 3/23/2010                       Baa1/A        2,000,000       1,845,740

                                                                                                         22,272,480
    CAPITAL GOODS -- 6.80%
      Aerospace & Defense -- 0.37%
        Boeing Co., 5.00% due 3/15/2014                                      A2/A+        1,500,000       1,579,236
      Electrical Equipment -- 0.56%
        Emerson Electric Co., 4.125% due 4/15/2015                           A2/A           500,000         509,295
        Emerson Electric Co., 5.75% due 11/1/2011                            A2/A           800,000         861,558
        Hubbell, Inc., 6.375% due 5/15/2012                                  A3/A+        1,000,000       1,044,381
      Industrial Conglomerates -- 2.86%
        General Electric Capital Corp., 4.875% due 10/21/2010               Aa2/AA+       2,500,000       2,569,847
        General Electric Capital Corp., 7.375% due 1/19/2010                Aa2/AA+         400,000         412,059
        General Electric Capital Corp.  Floating Rate Note,  0.749% due
        12/15/2009 (5)                                                      Aa2/AA+       1,000,000       1,000,145
        General Electric Capital Corp.  Floating Rate Note,  0.749% due
        6/20/2014                                                           Aa2/AA+       4,000,000       3,397,556
        Smiths Group PLC, 6.05% due 5/15/2014 (1)                          Baa2/BBB+      2,500,000       2,437,528
        Tyco International Finance, 6.375% due 10/15/2011                  Baa1/BBB+      1,500,000       1,580,598
        Tyco International Finance, 8.50% due 1/15/2019                    Baa1/BBB+        750,000         831,585
      Machinery -- 3.01%
        Caterpillar Financial Services Corp., 5.85% due 9/1/2017             A2/A         1,750,000       1,781,846
        Caterpillar   Financial  Services  Corp.  Floating  Rate  Note,
        1.354% due 6/24/2011                                                 A2/A         3,200,000       3,160,464
        General American Railcar Corp., 6.69% due 9/20/2016 (1),(2)         Ba3/AA-         161,355         159,837
        Illinois  Tool  Works  Cupids   Financing   Trust,   6.55%  due
        12/31/2011 (1)                                                       A1/NR        5,000,000       4,982,115
        Ingersoll-Rand Global Holding Co., 6.875% due 8/15/2018            Baa1/BBB+        570,000         570,135
        Ingersoll-Rand Global Holding Co., 9.50% due 4/15/2014             Baa1/BBB+        500,000         547,543
        John Deere Capital Corp., 5.25% due 10/1/2012                        A2/A         1,600,000       1,690,099

                                                                                                         29,115,827
    COMMERCIAL & PROFESSIONAL SERVICES -- 0.37%
      Commercial Services & Supplies -- 0.37%
        Science Applications International Corp., 6.25% due 7/1/2012         A3/A-        1,000,000       1,056,637
        Waste Management, Inc., 7.375% due 8/1/2010                        Baa3/BBB         500,000         521,031

                                                                                                          1,577,668
    CONSUMER DURABLES & APPAREL -- 0.54%
      Textiles, Apparel & Luxury Goods -- 0.54%
        Nike, Inc., 5.15% due 10/15/2015                                     A1/A+        2,315,000       2,315,738

                                                                                                          2,315,738
    CONSUMER SERVICES -- 0.35%
      Hotels, Restaurants & Leisure -- 0.35%
        TDIC Finance Ltd.., 6.50% due 7/2/2014 (1),(3),(6)                  Aa2/AA        1,500,000       1,503,750

                                                                                                          1,503,750
    DIVERSIFIED FINANCIALS -- 7.46%
      Capital Markets -- 2.13%
        Bear Stearns Co., Inc., 4.50% due 10/28/2010                        Aa3/A+        3,000,000       3,068,358
        Lehman Brothers Holdings, Inc., 5.625% due 1/24/2013  (4)            NR/NR        1,300,000         196,625
        Merrill Lynch & Co., 4.125% due 9/10/2009                            A2/A         2,000,000       2,002,848
        Merrill Lynch & Co. Floating Rate Note, 0.409% due 8/14/2009         A2/A         2,000,000       1,994,532
        Merrill Lynch & Co., Inc., 6.875% due 4/25/2018                      A2/A         2,000,000       1,851,112
      Consumer Finance -- 0.99%
        American Express Credit Corp., 5.875% due 5/2/2013                  A2/BBB+       2,500,000       2,482,423
        Capital One Bank, 8.80% due 7/15/2019                               A3/BBB          500,000         510,812
        Capital One Bank, 6.50% due 6/13/2013                               A3/BBB          300,000         296,542
        Capital One Financial Corp., 5.70% due 9/15/2011                   Baa1/BBB         950,000         954,214
      Diversified Financial Services -- 4.34%
        Bank of America Corp., 7.80% due 2/15/2010                           A3/A-        1,060,000       1,089,508
        Bank of America Corp., 7.40% due 1/15/2011                           A3/A-        1,500,000       1,539,861
        Bank of  America  Covered  Bond  Issuer,  5.50%  due  6/14/2012
        (1),(3)                                                             Aaa/AAA       3,000,000       2,951,310
        Bank of America  Institutional  Series B, 7.70% due  12/31/2026
        (1)                                                                 Baa3/B        2,000,000       1,628,942
        Citigroup, Inc., 6.50% due 8/19/2013                                 A3/A         1,000,000         971,378
        Citigroup, Inc., 6.125% due 5/15/2018                                A3/A           500,000         437,331
        Citigroup, Inc., 5.00% due 9/15/2014                                Baa1/A-       3,000,000       2,514,954
        CME Group, Inc., 5.75% due 2/15/2014                                Aa3/AA          750,000         799,813
        Export Import Bank of Korea, 8.125% due 1/21/2014 (3)                A2/A         1,000,000       1,094,630
        Korea Development Bank, 1.317% due 4/3/2010 (3)                      A2/A           500,000         489,465
        Korea Development Bank, 8.00% due 1/23/2014 (3)                      A2/A         1,000,000       1,084,384
        MBNA Corp., 6.125% due 3/1/2013                                      A2/A         1,000,000       1,014,291
        National Rural Utilities CFC, 10.375% due 11/1/2018                  A1/A+        1,500,000       1,880,734
        Textron   Financial  Corp.   Floating  Rate  Note,  0.791%  due
        2/25/2011                                                          Baa3/BB+       1,250,000       1,109,312

                                                                                                         31,963,379
    ENERGY -- 6.86%
      Energy Equipment & Services -- 1.13%
        Detroit  Edison  Corporate  Senior  Note  Series  D,  5.40% due
        8/1/2014                                                             A3/A-        2,000,000       2,066,252
        Nabors Industries, Inc., 9.25% due 1/15/2019 (1)                   Baa1/BBB+      1,000,000       1,152,977
        Smith International, Inc., 8.625% due 3/15/2014                    Baa1/BBB+      1,500,000       1,642,097
      Oil, Gas & Consumable Fuels -- 5.73%
        BP Capital Markets plc, 3.875% due 3/10/2015 (3)                    Aa1/AA        2,000,000       2,003,234
        Conocophillips, 5.75% due 2/1/2019                                   A1/A         1,000,000       1,051,015
        Conocophillips, 4.75% due 2/1/2014                                   A1/A         1,000,000       1,041,185
        DCP Midstream LLC, 9.75% due 3/15/2019 (1)                         Baa2/BBB       1,500,000       1,672,114
        Enbridge Energy Partners LP, 9.875% due 3/1/2019                   Baa2/BBB       2,000,000       2,318,654
        Enbridge, Inc., 5.80% due 6/15/2014 (3)                             Baa1/A-       2,000,000       2,081,820
        Encana Corp., 6.50% due 5/15/2019 (3)                               Baa2/A-         500,000         536,003
        Energy Transfer Partners LP, 6.00% due 7/1/2013                    Baa3/BBB-      1,000,000       1,017,312
        Enterprise Products Participating LP, 7.50% due 2/1/2011           Baa3/BBB-        250,000         262,034
        Hess Corp., 8.125% due 2/15/2019                                   Baa2/BBB-      1,500,000       1,707,681
        Marathon Oil Corp., 7.50% due 2/15/2019                            Baa1/BBB+      1,000,000       1,091,452
        Murphy Oil Corp., 6.375% due 5/1/2012                              Baa3/BBB         750,000         782,511
        Occidental Petroleum Corp., 7.00% due 11/1/2013                      A2/A         1,000,000       1,144,875
        Oneok Partners LP, 8.625% due 3/1/2019                             Baa2/BBB       1,500,000       1,677,580
        Petrobras International Finance Co., 7.875% due 3/15/2019 (3)      Baa1/BBB-      1,500,000       1,635,000
        Phillips Petroleum Co., 9.375% due 2/15/2011                         A1/A           900,000         994,289
        Phillips Petroleum Co., 8.75% due 5/25/2010                          A1/A           250,000         266,849
        Sunoco Logistics Partner, 8.75% due 2/15/2014                      Baa2/BBB         500,000         537,140
        Talisman Energy, 7.75% due 6/1/2019                                Baa2/BBB       1,000,000       1,107,794
        Woodside Finance Ltd., 8.125% due 3/1/2014 (1),(3)                  Baa1/A-       1,500,000       1,614,477

                                                                                                         29,404,345
    FOOD & STAPLES RETAILING -- 0.21%
      Food & Staples Retailing -- 0.21%
        Wal-Mart Stores, Inc., 6.875% due 8/10/2009                         Aa2/AA          900,000         905,488

                                                                                                            905,488
    FOOD, BEVERAGE & TOBACCO - 4.23%
      Beverages -- 2.98%
        Anheuser Busch Cos., Inc., 4.70% due 4/15/2012                     Baa2/BBB+      1,000,000       1,018,273
        Anheuser Busch Cos., Inc., 4.375% due 1/15/2013                    Baa2/BBB+      2,000,000       1,969,410
        Bacardi Ltd., 7.45% due 4/1/2014 (1)                               Baa1/BBB       2,500,000       2,667,530
        Bacardi Ltd., 8.20% due 4/1/2019 (1)                               Baa1/BBB       1,500,000       1,642,926
        Bottling Group LLC, 6.95% due 3/15/2014                             Aa2/A+        1,000,000       1,140,580
        Coca Cola Co., 5.75% due 3/15/2011                                  Aa3/A+          200,000         213,846
        Sabmiller plc, 6.50% due 7/15/2018 (1), (3)                        Baa1/BBB+      4,000,000       4,132,108
      Food Products -- 0.50%
        Conagra, Inc., 7.875% due 9/15/2010                                Baa2/BBB          11,000          11,658
        General Mills, 5.20% due 3/17/2015                                 Baa1/BBB+      1,000,000       1,054,410
        Kraft Foods, Inc., 6.00% due 2/11/2013                             Baa2/BBB+      1,000,000       1,065,356
      Tobacco -- 0.75%
        Altria Group, Inc., 8.50% due 11/10/2013                           Baa1/BBB       1,000,000       1,136,726
        Altria Group, Inc., 9.70% due 11/10/2018                           Baa1/BBB       1,000,000       1,146,446
        UST, Inc., 5.75% due 3/1/2018                                      Baa1/BBB       1,000,000         912,512

                                                                                                         18,111,781
    HEALTH CARE EQUIPMENT & SERVICES -- 0.71%
      Health Care Providers & Services -- 0.71%
        Mckesson Corp., 6.50% due 2/15/2014                                Baa3/BBB+      1,000,000       1,066,919
        Unitedhealth Group, Inc., 6.00% due 2/15/2018                       Baa1/A-       1,000,000         959,724
        Wellpoint, Inc., 6.00% due 2/15/2014                                Baa1/A-       1,000,000       1,018,405

                                                                                                          3,045,048
    INSURANCE -- 6.85%
      Insurance -- 6.85%
        American International Group, Inc., 5.85% due 1/16/2018              A3/A-        4,000,000       2,116,196
        Berkshire Hathaway Finance Corp., 4.625% due 10/15/2013             Aa2/AAA       1,000,000       1,044,387
        Genworth Life Institutional Fund, 5.875% due 5/3/2013 (1)            A2/A         1,000,000         899,526
        Hartford Financial Services Group, Inc., 4.625% due 7/15/2013      Baa3/BBB       1,000,000         887,970
        International Lease Finance Corp., 5.00% due 9/15/2012             Baa2/BBB+      2,000,000       1,546,818
        International  Lease Finance Corp.  Floating Rate Note,  1.531%
        due 1/15/2010                                                      Baa2/BBB+      2,925,000       2,717,600
        Liberty Mutual Group, Inc., 5.75% due 3/15/2014 (1)                Baa2/BBB-      1,000,000         791,702
        Lincoln National Corp., 4.75% due 2/15/2014                         Baa2/A-       1,000,000         881,280
        Pacific Life Global  Funding CPI Floating Rate Note,  1.80% due
        2/6/2016                                                            A1/AA-        8,000,000       7,018,000
        Principal Financial Group Australia, 8.20% due 8/15/2009 (1)        A3/BBB+         700,000         702,862
        Principal Life Global Funding, 4.40% due 10/1/2010 (1)              Aa3/A+        4,000,000       3,970,932
        Torchmark, Corp., 9.25% due 6/15/2019                               Baa1/A        4,000,000       4,083,480
        Transatlantic Holdings, Inc., 5.75% due 12/14/2015                  A3/BBB+       2,400,000       1,983,062
        UnumProvident Corp., 7.625% due 3/1/2011                           Ba1/BBB-         691,000         690,547

                                                                                                         29,334,362
    MATERIALS -- 3.44%
      Chemicals -- 1.65%
        Chevron Phillips Chemical, 7.00% due 3/15/2011 (1)                 Baa1/BBB         500,000         517,748
        Chevron Phillips Chemical, 7.00% due 6/15/2014                     Baa1/BBB       4,000,000       4,089,708
        E.I. du Pont de Nemours & Co., 4.75% due 11/15/2012                  A2/A         1,000,000       1,058,714
        E.I. du Pont de Nemours & Co., 4.125% due 3/6/2013                   A2/A           325,000         333,518
        Potash Corp. of Saskatchewan, 5.25% due 5/15/2014 (3)               Baa1/A-         500,000         515,996
        Potash Corp.of Saskatchewan, 6.50% due 5/15/2019 (3)                Baa1/A-         500,000         538,760
      Construction Materials -- 0.79%
        CRH America, Inc., 8.125% due 7/15/2018                            Baa1/BBB+      2,000,000       1,925,414
        Martin Marietta Materials, Inc., 1.189% due 4/30/2010              Baa3/BBB+      1,500,000       1,477,298
      Metals & Mining -- 1.00%
        Anglo American Capital, 9.375% due 4/8/2014 (1),(3)                Baa1/BBB       1,000,000       1,086,250
        Barrick Gold Corp., 6.95% due 4/1/2019(3)                           Baa1/A-       1,000,000       1,120,006
        BHP Billiton Finance, 5.40% due 3/29/2017(3)                         A1/A+        2,000,000       2,089,028

                                                                                                         14,752,440
    MEDIA -- 3.21%
      Media -- 3.21%
        AOL Time Warner, Inc., 6.75% due 4/15/2011                         Baa2/BBB         750,000         784,928
        Comcast Corp., 6.30% due 11/15/2017                                Baa1/BBB+      1,000,000       1,058,369
        Comcast Corp. Floating Rate Note, 1.439% due 7/14/2009             Baa1/BBB+        300,000         300,083
        Thomson Corp., 4.25% due 8/15/2009                                  Baa1/A-       2,900,000       2,907,714
        Thomson Reuters Corp., 5.95% due 7/15/2013                          Baa1/A-       2,000,000       2,045,952
        Time Warner Cable, Inc., 5.40% due 7/2/2012                        Baa2/BBB       3,000,000       3,100,800
        Time Warner Cable, Inc., 8.75% due 2/14/2019                       Baa2/BBB         750,000         873,706
        Time Warner Cable, Inc., 8.25% due 2/14/2014                       Baa2/BBB         750,000         840,671
        Time Warner Cable, Inc., 7.50% due 4/1/2014                        Baa2/BBB       1,500,000       1,652,394
        Time Warner Co., Inc., 8.05% due 1/15/2016                         Baa2/BBB         200,000         201,187

                                                                                                         13,765,804
    PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES -- 1.62%
      Pharmaceuticals -- 1.62%
        Abbott Labs, 3.75% due 3/15/2011                                     A1/AA          500,000         516,973
        Pfizer, Inc., 5.35% due 3/15/2015                                   Aa2/AAA       2,500,000       2,686,500
        Roche Holdings, Inc., 6.00% due 3/1/2019 (1)                        A2/AA-        2,000,000       2,132,562
        Tiers  Inflation   Linked  Trust  Series  Wyeth  2004-21  Trust
        Certificate CPI Floating Rate Note, 1.466% due 2/1/2014              A3/A+        2,000,000       1,604,660

                                                                                                          6,940,695
    RETAILING -- 1.43%
      Specialty Retail -- 1.43%
        Best Buy Co., Inc., 6.75% due 7/15/2013                            Baa2/BBB-      2,500,000       2,587,737
        Staples, Inc., 9.75% due 1/15/2014                                 Baa2/BBB       1,750,000       1,954,628
        Staples, Inc., 7.75% due 4/1/2011                                  Baa2/BBB       1,500,000       1,586,250

                                                                                                          6,128,615
    SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 1.47%
      Semiconductors & Semiconductor Equipment -- 1.47%
        KLA Tencor Corp. Senior Note, 6.90% due 5/1/2018                   Baa1/BBB       3,000,000       2,697,222
        National Semiconductor Corp. Senior Note, 0.879% due 6/15/2010     Baa1/BB+       4,000,000       3,600,268

                                                                                                          6,297,490
    SOFTWARE & SERVICES -- 0.74%
      Information Technology Services -- 0.74%
        Computer Sciences Corp., 5.50% due 3/15/2013                        Baa1/A-       1,000,000         994,739
        Electronic Data Systems Corp., 6.00% due 8/1/2013                    A2/A         1,000,000       1,091,649
        Western Union Co., 6.50% due 2/26/2014                               A3/A-        1,000,000       1,067,306

                                                                                                          3,153,694
    TECHNOLOGY HARDWARE & EQUIPMENT -- 0.24%
      Computers & Peripherals -- 0.12%
        Dell, Inc., 5.625% due 4/15/2014                                     A2/A-          500,000         528,059
      Electronic Equipment, Instruments & Components -- 0.12%
        Jabil Circuit, Inc., 5.875% due 7/15/2010                           Ba1/BB+         500,000         490,000

                                                                                                          1,018,059
    TELECOMMUNICATION SERVICES -- 2.70%
      Diversified Telecommunication Services -- 2.70%
        AT&T, Inc., 4.85% due 2/15/2014                                      A2/A         1,000,000       1,037,200
        AT&T, Inc., 5.80% due 2/15/2019                                      A2/A           750,000         761,480
        Deutsche  Telekom  International  Finance,  6.75% due 8/20/2018
        (3)                                                                Baa1/BBB+      2,000,000       2,122,628
        Qtel International Finance Ltd., 6.50% due 6/10/2014 (1),(3)         A1/A-        1,000,000       1,016,406
        Telecom Italia Capital SA, 6.175% due 6/18/2014 (3)                Baa2/BBB       3,000,000       3,033,828
        Verizon Communications, Inc., 6.10% due 4/15/2018                    A3/A           500,000         512,879
        Verizon Wireless Capital, 3.75% due 5/20/2011 (1)                    A2/A         1,000,000       1,020,473
        Verizon  Wireless  Capital  Floating  Rate  Note,   3.316%  due
        5/20/2011 (1)                                                        A2/A         2,000,000       2,058,354

                                                                                                         11,563,248
    TRANSPORTATION -- 0.49%
      Air Freight & Logistics -- 0.11%
        FedEx Corp., 8.76% due 5/22/2015                                   Baa1/BBB+        500,000         477,677
      Airlines -- 0.03%
        Continental   Airlines  Series  1997-4  Class  4-A,  6.90%  due
        1/2/2018                                                           Baa2/BBB+        150,662         131,076
      Road & Rail -- 0.35%
        Ryder System, Inc., 7.20% due 9/1/2015                             Baa1/BBB+      1,500,000       1,503,362

                                                                                                          2,112,115
    UTILITIES -- 17.30%
      Electric Utilities -- 10.21%
        AEP  Texas  Central  Transition  Bond  Series  A-1,  4.98%  due
        1/1/2010                                                            Aaa/AAA         769,044         783,274
        Appalachian Power Co., 7.95% due 1/15/2020                         Baa2/BBB       2,500,000       2,882,450
        Aquila, Inc., 7.95% due 2/1/2011                                   Baa3/BBB       1,500,000       1,552,143
        Arizona Public Service Co., 8.75% due 3/1/2019                     Baa2/BBB-      1,000,000       1,090,284
        Centerpoint Energy, 7.00% due 3/1/2014                             Baa2/BBB+      2,000,000       2,159,060
        Commonwealth Edison Co., 6.15% due 3/15/2012                       Baa2/BBB+        910,000         966,034
        Commonwealth Edison Co., 4.74% due 8/15/2010                       Baa2/BBB+        975,000         986,714
        Commonwealth Edison Co. Series 108, 5.80% due 3/15/2018            Baa2/BBB+      1,000,000       1,015,515
        Consumers Energy Co., 6.70% due 9/15/2019                          Baa1/BBB       1,000,000       1,088,414
        Duke Energy Ohio, Inc., 5.45% due 4/1/2019                           A3/A         1,000,000       1,040,451
        E. ON AG, 5.80% due 4/30/2018 (1),(3)                                A2/A         2,000,000       2,080,822
        Electricite de France SA, 5.50% due 1/26/2014 (1),(3)               Aa3/A+        1,250,000       1,345,784
        Entergy Gulf States, Inc., 5.12% due 8/1/2010                      Baa2/BBB+      1,800,000       1,801,537
        Entergy Gulf States, Inc., 5.70% due 6/1/2015                      Baa2/BBB+      2,300,000       2,237,612
        Entergy Texas, Inc., 7.125% due 2/1/2019                           Baa3/BBB+      1,500,000       1,563,756
        Great  River  Energy   Series   2007-A,   5.829%  due  7/1/2017
        (Insured: Natl-Re) (1)                                              A2/AAA        4,365,306       4,200,297
        Gulf Power Co., 4.35% due 7/15/2013                                  A2/A           925,000         948,748
        Idaho Power Corp., 6.025% due 7/15/2018                              A3/A-        1,000,000       1,064,678
        Illinois Power Co., 9.75% due 11/15/2018                           Baa3/BBB       2,000,000       2,302,624
        Korea Southern Power Co., 5.375% due 4/18/2013 (1),(3)               A1/A         1,000,000         970,557
        Metropolitan Edison Co., 7.70% due 1/15/2019                       Baa2/BBB       2,250,000       2,461,025
        MP Environmental, 4.982% due 7/1/2014                               Aaa/AAA       3,833,610       3,747,012
        Oglethorpe Power Corp., 6.10% due 3/15/2019 (1)                      A3/A         2,500,000       2,514,075
        PPL Energy Supply LLC, 6.50% due 5/1/2018                          Baa2/BBB       1,000,000       1,015,218
        Progress Energy, Inc., 6.05% due 3/15/2014                         Baa2/BBB         750,000         788,648
        Toledo Edison Co., 7.25% due 5/1/2020                              Baa2/BBB+      1,000,000       1,113,417
      Gas Utilities -- 1.82%
        Atmos Energy Corp., 8.50% due 3/15/2019                            Baa2/BBB+      2,250,000       2,627,653
        EQT Corp., 8.125% due 6/1/2019                                     Baa1/BBB       1,000,000       1,070,368
        Kaneb Pipe Line Operating Partners, 5.875% due 6/1/2013            Baa3/BBB-      2,000,000       1,863,858
        Maritimes & North East Pipeline, 7.50% due 5/31/2014 (1)           Baa3/BBB       2,000,000       1,996,140
        Southern California Gas Co., 4.375% due 1/15/2011                    A1/NR          225,000         231,713
      Multi-utilities -- 5.27%
        Ameren Energy Generating Co., 7.00% due 4/15/2018                  Baa3/BBB-      2,000,000       1,802,884
        Atlantic City Electric Co., 7.75% due 11/15/2018                     A3/A-          500,000         590,593
        Dominion Resources, Inc., 8.875% due 1/15/2019                      Baa2/A-       1,000,000       1,192,541
        Enogex LLC, 6.875% due 7/15/2014 (1)                               Baa3/BBB+      4,000,000       4,011,136
        Northern States Power Co., 4.75% due 8/1/2010                        A2/A         2,825,000       2,877,460
        Power Receivables Financing LLC, 6.29% due 1/1/2012 (1)              NR/NR        4,246,964       4,186,742
        Sempra Energy, 6.50% due 6/1/2016                                  Baa1/BBB+        500,000         521,922
        South Carolina Electric & Gas Co., 6.50% due 11/1/2018               A2/A-        1,000,000       1,132,798
        Southern California Edison Co., 5.75% due 3/15/2014                  A2/A           500,000         542,446
        Taqa Abu Dhabi National Energy Co., 7.25% due 8/1/2018 (1),(3)      Aa2/AA-       1,000,000         998,545
        Taqa Abu Dhabi National Energy Co., 6.60% due 8/1/2013 (1),(3)      Aa2/AA-       1,000,000       1,028,285
        Union Electric Co., 4.65% due 10/1/2013                            Baa1/BBB       2,000,000       1,972,830
        Union Electric Co., 6.70% due 2/1/2019                             Baa1/BBB         500,000         522,545
        Wisconsin Public Service Corp., 6.125% due 8/1/2011                  A1/A         1,150,000       1,206,881

                                                                                                         74,097,489

    TOTAL CORPORATE BONDS (Cost $311,897,398)                                                           317,341,308

    MUNICIPAL BONDS -- 11.08%
        Amelia  County IDA,  4.80% due  4/1/2027  put  4/1/2010  (Waste
        Management) (AMT)                                                   NR/BBB        1,000,000       1,004,560
        American Campus Properties Student Housing,  7.38% due 9/1/2012
        (Insured: Natl-Re)                                                  Baa1/A        2,460,000       2,483,468
        American  Fork City Utah Sales,  4.89% due  3/1/2012  (Insured:
        FSA)                                                                Aa3/AAA         300,000         311,628
        American  Fork City Utah Sales,  5.07% due  3/1/2013  (Insured:
        FSA)                                                                Aa3/AAA         120,000         124,360
        Anaheim  California  Public  Financing  Authority,  5.486%  due
        9/1/2020 (Insured: Natl-Re/FGIC)                                     A3/A         2,270,000       1,879,310
        Brockton Massachusetts Taxable Economic Development,  6.45% due
        5/1/2017 (Insured: FGIC)                                             A2/A           130,000         127,960
        California State, 5.168% due 10/1/2037                               A2/A         2,000,000       1,999,280
        Cleveland Cuyahoga County Ohio, 6.10% due 5/15/2013                  NR/NR        1,095,000       1,081,575
        Cook County  Illinois School District 083, 4.625% due 12/1/2010
        (Insured: FSA)                                                      Aa3/NR          250,000         260,385
        Cook County  Illinois School District 083, 4.875% due 12/1/2011
        (Insured: FSA)                                                      Aa3/NR          150,000         158,931
        Granite  City  Madison  County,   4.875%  due  5/1/2027  (Waste
        Management, Inc.)                                                   NR/BBB        1,000,000       1,005,310
        Green Bay Wisconsin, 4.875% due 4/1/2011 (Insured: Natl-Re)         Aa2/NR          365,000         375,800
        Hancock  County  Mississippi,   4.80%  due  8/1/2010  (Insured:
        Natl-Re)                                                             A3/NR          245,000         245,299
        Hancock  County  Mississippi,   4.90%  due  8/1/2011  (Insured:
        Natl-Re)                                                             A3/NR          315,000         315,214
        Hanover  Pennsylvania  Area School  District  Notes,  4.47% due
        3/15/2013 (Insured: FSA)                                            Aa3/AAA       1,385,000       1,427,339
        Jefferson   County  Texas  Navigation   Refunding,   5.50%  due
        5/1/2010 (Insured: FSA)                                             Aa3/NR          210,000         210,666
        Louisiana  Public  Facilities  Authority,  5.72%  due  7/1/2015
        (Insured: CIFG)                                                    Baa3/BBB-      2,370,000       2,093,729
        Midwest Family Housing, 5.168% due 7/1/2016(1)                       NR/NR        1,535,000       1,238,991
        Mississippi   Development  Bank  Special  Obligation  Refinance
        Harrison County B, 5.21% due 7/1/2013 (Insured: FSA)                NR/AAA        1,200,000       1,260,504
        Missouri State  Development  Finance Board,  5.45% due 3/1/2011
        (Crackerneck Creek)                                                  NR/A+        1,090,000       1,127,147
        Montgomery  County  Maryland  Revenue   Authority,   5.00%  due
        2/15/2012                                                           Aa2/AA+         100,000         104,883
        New  Jersey  Health  Care  Facilities  Financing,   10.75%  due
        7/1/2010 (ETM)                                                       NR/NR          110,000         114,591
        New  Jersey  Health  Care  Facilities   Financing,   7.70%  due
        7/1/2011 (Insured: Connie Lee)                                      NR/BBB           70,000          73,065
        New Mexico  Mtg  Finance  Authority  SFMR,  5.77% due  1/1/2016
        (GNMA/FNMA/FHLMC)                                                   NR/AAA          910,000         926,262
        New Mexico Mtg Finance Authority Taxable, 5.00% due 7/1/2025        NR/AAA        1,000,000         969,150
        New Rochelle New York Industrial  Development Agency, 7.15% due
        10/1/2014 (LOC: Bank of New York)                                   Aaa/NR          320,000         328,451
        New York State Housing Finance, 4.46% due 8/15/2009                 Aa1/NR           65,000          65,115
        New York State Urban Development Corp., 4.75% due 12/15/2011        NR/AAA        1,400,000       1,461,012
        Newark New Jersey, 4.70% due 4/1/2011 (Insured: Natl-Re)             A1/NR          845,000         837,057
        Newark New Jersey, 4.90% due 4/1/2012 (Insured: Natl-Re)             A1/NR        1,225,000       1,199,581
        Niagara  Falls  New York  Public  Water,  4.30%  due  7/15/2010
        (Insured: Natl-Re)                                                  Baa1/A          360,000         361,930
        Oakland California Redevelopment Agency, 8.00% due 9/1/2016          NR/A-        4,200,000       4,160,184
        Ohio  Housing   Financing   Agency  Mtg,   5.20%  due  9/1/2014
        (GNMA/FNMA)                                                         Aaa/NR        2,395,000       2,440,002
        Ohio State Solid Waste, 4.25% due 4/1/2033 (Republic Services)      NR/BBB        1,000,000         913,380
        Ohio State Taxable Development Assistance,  4.88% due 10/1/2011
        (Insured: Natl-Re)                                                  Aa3/AA          550,000         567,782
        Pasadena California Pension Funding, 7.33% due 5/15/2022            NR/AA+        2,000,000       2,140,780
        Pennsylvania Economic  Development,  4.70% due 11/1/2021 (Waste
        Management)                                                         NR/BBB        2,250,000       2,019,847
        Port Walla Walla Washington Revenue, 5.30% due 12/1/2009             NR/NR          235,000         234,958
        Redlands California  Redevelopment  Agency, 5.818% due 8/1/2022
        (Insured: AMBAC)                                                    NR/BBB+       2,715,000       2,322,058
        Santa Fe County New Mexico  Charter School  Taxable,  7.55% due
        1/15/2010 (ATC Foundation)                                           NR/NR           85,000          82,792
        Springfield Ohio City School District Tax  Anticipation  Notes,
        6.35% due 12/1/2010 (Insured: AMBAC)                                 NR/NR        1,400,000       1,439,676
        Springfield Ohio City School District Tax  Anticipation  Notes,
        6.40% due 12/1/2011 (Insured: AMBAC)                                 NR/NR        1,500,000       1,546,710
        Tazewell  County  Illinois  Community  High  School,  5.20% due
        12/1/2011 (Insured: FSA)                                            Aa3/NR          355,000         374,969
        Tennessee State Taxable, 6.00% due 2/1/2013                         Aa1/AA+         500,000         530,265
        Texas Tech University, 6.00% due 8/15/2011 (Insured: Natl-Re)       Aa3/AA          245,000         257,118
        Victor New York, 9.20% due 5/1/2014                                  NR/NR        1,085,000       1,089,633
        Wisconsin State General Revenue,  4.80% due 5/1/2013  (Insured:
        FSA)                                                                Aa3/AAA         200,000         208,592
        Wisconsin  State  Health &  Educational  Facilities,  7.08% due
        6/1/2016 (Insured: ACA)                                              NR/NR        2,320,000       1,958,242

    TOTAL MUNICIPAL BONDS (Cost $48,245,094)                                                             47,459,541

    SHORT TERM INVESTMENTS -- 2.96%
        Chicago GO, 0.85% due 1/1/2040 put 7/8/2009 (Insured:
        FSA/SPA-Dexia Credit Local) (weekly demand notes)                   Aa3/AAA       6,000,000       6,000,000
        Vodafone Group plc, 0.45% due 7/1/2009                               NR/NR        6,700,000       6,700,000

    TOTAL SHORT TERM INVESTMENTS (Cost $12,700,000)                                                      12,700,000


    TOTAL INVESTMENTS -- 98.21% (Cost $422,156,860)                                                 $   420,708,184


    OTHER ASSETS LESS LIABILITIES -- 1.79%                                                                7,647,864

    NET ASSETS -- 100.00%                                                                           $   428,356,048

Footnote Legend

+ Non income producing.
+ Credit ratings are unaudited. Rating changes may have occurred prior to or subsequent to the reporting period end.

(1) Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2009, the aggregate value of these securities in the Fund's portfolio was $73,663,522, representing 17.22% of the Fund's net assets.

(2) Security currently fair valued by the valuation and pricing committee using procedures approved by the Trustees.

(3) Yankee Bond-Denominated in U.S. dollars and is publicly issued in the U.S. by foreign banks and corporations.

(4) Bond in default.

(5) Segregated as collateral for a when-issued security. (6) When-issued security.

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ACA        Insured by American Capital Access
AMBAC      Insured by American Municipal Bond Assurance Corp.
AMT        Alternative Minimum Tax
CIFG       CIFG Assurance North America Inc.
CMO        Collateralized Mortgage Obligation
CPI        Consumer Price Index
Cupids     Cumulative Undivided Preferred Interests In Debt Securities
ETM        Escrowed to Maturity
FGIC       Insured by Financial Guaranty Insurance Co.
FHLMC      Insured by Federal Home Loan Mortgage Corp.
FNMA       Collateralized by Federal National Mortgage Association
FSA        Insured by Financial Security Assurance Co.
GNMA       Insured by Government National Mortgage Co.
GO         General Obligation
IDA        Industrial Development Authority
LOC        Letter of Credit
Mtg        Mortgage
Natl-Re    Insured by National Public Finance Guarantee Corp.
SFMR       Single Family Mortgage Revenue Bond

Notes to Schedule of Investments:

Valuation of Investments: Debt obligations have a primary market over the counter and are valued by an independent pricing service approved by the Trustees of the Trust. The pricing service ordinarily values debt obligations at quoted bid prices. Quotations for any foreign debt obligations in foreign currencies are converted to U.S. dollar equivalents using the foreign exchange quotation in effect at the time of valuation. When quotations are not available, debt obligations are valued at evaluated prices determined by the pricing service using methods which include consideration of yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity, and rating, and indications as to value from dealers and general market conditions. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

In any case where a pricing service fails to provide a price for a debt obligation held by the Funds, the valuation and pricing committee determines a fair value for the obligation using procedures approved by the Trustees. Additionally, in any case where management believes that a price provided by a pricing service for a debt obligation may be unreliable, the valuation and pricing committee decides whether or not to use the pricing service's valuation or to determine a fair value for the obligation.

In determining fair value for any portfolio security or other investment, the valuation and pricing committee seeks to determine the amount that an owner of the investment might reasonably expect to receive upon a sale of the investment. However, because fair value prices are estimated prices, the valuation and pricing committee's determination of fair value for an investment may differ from the value that would be realized by the Funds upon a sale of the investment, and that difference could be material to the Funds' financial statements. The valuation and pricing committee's determination of fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation Measurements: Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three levels listed below.

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment rates, credit risk, etc.)

Level 3: Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table displays a summary of the inputs used to value the Fund's net assets as of June 30, 2009. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

Investments in Securities                      Total              Level 1               Level 2              Level 3

    U.S. Treasury Securities           $      3,333,359   $      3,333,359      $              -       $           --
    U.S. Government Agencies                  6,703,861                 --              6,703,861                  --
    Other Government                          5,685,009                 --              5,685,009                  --
    Mortgage Backed                           7,764,944                 --              7,764,944                  --
    Asset Backed Securities                  19,720,162                 --             19,720,162                  --
    Corporate Bonds                         317,341,308                 --            317,341,308                  --
    Municipal Bonds                          47,459,541                 --             47,459,541                  --
    Short Term Investments                   12,700,000                 --             12,700,000                  --

Total Investments in Securities        $    420,708,184   $      3,333,359      $     417,374,825      $           --

Other Notes:
Information respecting the Fund's significant accounting policies is provided in the Fund's most recent Semi-Annual Report.

SCHEDULE OF INVESTMENTS                                                                                (UNAUDITED)

Thornburg Value Fund                                                                                  June 30, 2009

CUSIPS: CLASS A - 885-215-731, CLASS B - 885-215-590, CLASS C - 885-215-715,
CLASS I - 885-215-632, CLASS R3 - 885-215-533, CLASS R4 - 885-215-277, CLASS R5
- 885-215-376 NASDAQ SYMBOLS: CLASS A - TVAFX, CLASS B - TVBFX, CLASS C - TVCFX,
CLASS I - TVIFX, CLASS R3 - TVRFX, CLASS R4 - TVIRX, CLASS R5 - TVRRX
                                                                                     Shares/
                                                                                   Principal
                                                                                     Amount                 Value
COMMON STOCK -- 82.89%
      BANKS -- 5.54%
        Commercial Banks -- 5.54%
         Fifth Third Bancorp                                                       5,173,143      $      36,729,315
         Mitsubishi UFJ Financial Group, Inc.                                      9,833,500             61,041,501
         U.S. Bancorp                                                              3,541,833             63,469,648

                                                                                                        161,240,464
      CAPITAL GOODS -- 1.97%
        Aerospace & Defense -- 1.97%
         Boeing Co.                                                                1,351,200             57,426,000

                                                                                                         57,426,000
      CONSUMER SERVICES -- 1.02%
        Hotels, Restaurants & Leisure -- 1.02%
         Life Time Fitness Inc.+                                                   1,482,736             29,669,547

                                                                                                         29,669,547
      DIVERSIFIED FINANCIALS -- 0.72%
        Capital Markets -- 0.72%
         AllianceBernstein Holdings LP                                               517,030             10,387,133
         Charles Schwab Corp.                                                        597,100             10,473,134

                                                                                                         20,860,267
      ENERGY -- 8.43%
        Energy Equipment & Services -- 0.90%
         Transocean Ltd.+                                                            352,300             26,172,367
        Oil, Gas & Consumable Fuels -- 7.53%
         Apache Corp.                                                                424,925             30,658,339
         ConocoPhillips                                                            1,508,600             63,451,716
         Marathon Oil Corp.                                                        2,481,400             74,764,582
         OAO Gazprom ADR                                                           2,479,700             50,213,925

                                                                                                        245,260,929
      FOOD & STAPLES RETAILING -- 1.46%
        Food & Staples Retailing -- 1.46%
         Rite Aid Corp.+                                                          28,214,107             42,603,301

                                                                                                         42,603,301
      FOOD, BEVERAGE & TOBACCO -- 2.02%
        Beverages -- 2.02%
         Dr. Pepper Snapple Group, Inc.+                                           2,779,941             58,906,950

                                                                                                         58,906,950
      HEALTH CARE EQUIPMENT & SERVICES -- 3.17%
        Health Care Equipment & Supplies -- 0.91%
         Varian Medical Services, Inc.+                                              752,490             26,442,499
        Health Care Providers & Services -- 1.07%
         Community Health Systems, Inc.+                                           1,229,440             31,043,360
        Health Care Technology -- 1.19%
         Eclipsys Corp.+                                                           1,954,317             34,747,756

                                                                                                         92,233,615
      INSURANCE -- 9.16%
        Insurance -- 9.16%
         Ace Ltd.                                                                  1,927,420             85,249,787
         Hartford Financial Services Group, Inc.                                   2,530,559             30,037,735
         Swiss Re                                                                  2,407,900             79,646,520
         Transatlantic Hldgs, Inc.                                                 1,653,900             71,663,487

                                                                                                        266,597,529
      MEDIA -- 7.53%
        Media -- 7.53%
         Comcast Corp.                                                             5,957,150             83,995,815
         DIRECTV Group, Inc.+                                                      2,633,592             65,076,058
         Dish Network Corp.+                                                       4,328,938             70,172,085

                                                                                                        219,243,958
      PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES -- 9.50%
        Biotechnology -- 2.60%
         Gilead Sciences, Inc.+                                                    1,613,900             75,595,076
        Life Sciences Tools & Services -- 2.50%
         Thermo Fisher Scientific, Inc.+                                           1,784,365             72,748,561
        Pharmaceuticals -- 4.40%
         Eli Lilly & Co.                                                           2,700,343             93,539,881
         Roche Holdings AG                                                           253,700             34,486,669

                                                                                                        276,370,187
      RETAILING -- 1.80%
        Internet & Catalog Retail -- 1.80%
         Priceline.com, Inc.+                                                        468,200             52,227,710

                                                                                                         52,227,710
      SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 1.07%
        Semiconductors & Semiconductor Equipment -- 1.07%
         ON Semiconductor Corp.+                                                   4,537,327             31,126,063

                                                                                                         31,126,063
      SOFTWARE & SERVICES -- 14.08%
        Information Technology Services-- 6.90%
         Amdocs Ltd.+                                                              3,023,348             64,850,814
         Fiserv, Inc.+                                                             1,238,200             56,585,740
         Infosys Technologies Ltd. ADR                                             1,283,450             47,205,291
         Visa, Inc.                                                                  515,700             32,107,482
        Internet Software & Services -- 2.04%
         Google, Inc.+                                                               140,920             59,410,463
        Software -- 5.14%
         ANSYS, Inc.+                                                              1,226,594             38,220,669
         Microsoft Corp.                                                           4,683,600            111,329,172

                                                                                                        409,709,631
      TECHNOLOGY HARDWARE & EQUIPMENT -- 8.33%
        Communications Equipment -- 1.82%
         Research In Motion Ltd.+                                                    745,700             52,981,985
        Computers & Peripherals -- 5.04%
         Apple, Inc.+                                                                419,850             59,799,236
         Dell, Inc.+                                                               6,331,300             86,928,749
        Electronic Equipment, Instruments & Components -- 1.47%
         Corning, Inc.                                                             2,657,335             42,676,800

                                                                                                        242,386,770
      TELECOMMUNICATION SERVICES -- 4.17%
        Diversified Telecommunication Services -- 1.29%
         AT&T Inc.                                                                 1,513,748             37,601,500
        Wireless Telecommunication Services -- 2.88%
         China Mobile Ltd.                                                         4,566,800             45,726,632
         Crown Castle International Corp.+                                         1,581,650             37,991,233

                                                                                                        121,319,365
      UTILITIES -- 2.92%
        Electric Utilities -- 2.92%
         Entergy Corp.                                                             1,094,436             84,840,679

                                                                                                         84,840,679

    TOTAL COMMON STOCK (Cost $2,758,838,436)                                                          2,412,022,965

    PREFERRED STOCK -- 0.19%
      DIVERSIFIED FINANCIAL SERVICES -- 0.19%
        Diversified Financial Services -- 0.19%
         CIT Group, Inc. Pfd                                                         315,900              5,515,614

    TOTAL PREFERRED STOCK (Cost $15,795,000)                                                              5,515,614

    CORPORATE BONDS -- 8.10%
      BANKS -- 1.19%
        Commercial Banks -- 1.19%
         Fifth Third Capital Trust IV, 6.50%, 4/15/2067                         $ 28,864,000             17,576,502
         USB Capital IX, 6.189%, 4/15/2049                                        25,038,000             16,900,650

                                                                                                         34,477,152
      CAPITAL GOODS -- 0.51%
        Industrial Conglomerates -- 0.51%
         General Electric Capital Corp., 6.375%, 11/15/2067                       22,448,000             14,977,777

                                                                                                         14,977,777
      DIVERSIFIED FINANCIALS -- 3.07%
        Capital Markets -- 1.35%
         Goldman Sachs Capital II, 5.793%, 12/29/2049                             50,995,000             31,078,903
         Goldman Sachs Capital III, 1.438%, 9/29/2049                             15,277,000              8,325,965
        Diversified Financial Services -- 1.72%
         CIT Group, Inc., 5.00%, 2/13/2014                                         4,011,900              2,382,515
         CIT Group, Inc., 5.125%, 9/30/2014                                        3,695,000              2,177,951
         CIT Group, Inc., 5.00%, 2/1/2015                                          5,879,000              3,462,778
         CIT Group, Inc., 5.40%, 1/30/2016                                        17,808,300             10,055,795
         CIT Group, Inc., 5.85%, 9/15/2016                                         3,028,700              1,709,865
         JPMorgan Chase Capital XXI, 1.966%, 2/2/2037                             15,502,000              8,208,805
         JPMorgan Chase Capital XXIII, 1.883%, 5/15/2047                          43,056,000             21,953,953

                                                                                                         89,356,530
      INSURANCE -- 1.88%
        Insurance -- 1.88%
         Glen Meadow Pass Through, 6.505%, 2/12/2067 (1)                          36,389,000             18,527,386
         Hartford Financial Services Group, 8.125%, 6/15/2038                     51,871,000             36,309,700

                                                                                                         54,837,086
      TELECOMMUNICATION SERVICES -- 1.45%
        Diversified Telecommunication Services -- 1.45%
         Level 3 Financing, Inc., 9.25%, 11/1/2014                                51,489,000             42,220,980

                                                                                                         42,220,980

    TOTAL CORPORATE BONDS (Cost $174,744,505)                                                           235,869,525

    CONVERTIBLE BONDS -- 6.64%
      DIVERSIFIED FINANCIALS -- 0.18%
        Diversified Financial Services -- 0.18%
         NASDAQ OMX Group, 2.50%, 8/15/2013                                        6,162,000              5,052,840

                                                                                                          5,052,840
      ENERGY -- 0.34%
        Oil, Gas & Consumable Fuels -- 0.34%
         Chesapeake Energy Corp., 2.25%, 12/15/2038                               15,925,000              9,773,969

                                                                                                          9,773,969
      MATERIALS -- 0.71%
        Metals & Mining -- 0.71%
         Anglogold Holdings Ltd., 3.50%, 5/22/2014 (1)                            20,000,000             20,750,000

                                                                                                         20,750,000
      SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 0.76%
        Semiconductors & Semiconductor Equipment -- 0.76%
         ON Semiconductor Corp., 2.625%, 12/15/2026                               24,793,000             22,127,753

                                                                                                         22,127,753
      SOFTWARE & SERVICES -- 0.83%
        Information Technology Services -- 0.83%
         Alliance Data Systems Corp., 1.75%, 8/1/2013 (1)                         32,925,000             24,199,875

                                                                                                         24,199,875
      TELECOMMUNICATION SERVICES -- 2.43%
        Diversified Telecommunication Services -- 2.12%
         Level 3 Communications, Inc., 10.00%, 5/1/2011                           22,525,000             21,595,844
         Level 3 Communications, Inc., 5.25%, 12/15/2011                          47,130,000             38,410,950
         Level 3 Communications, Inc., 2.875%, 7/15/2010                           1,854,000              1,742,760
        Wireless Telecommunication Services -- 0.31%
         SBA Communications Corp., 1.875%, 5/1/2013 (1)                           10,856,900              8,943,371

                                                                                                         70,692,925
      TRANSPORTATION -- 1.39%
        Airlines -- 0.23%
         JetBlue Airways Corp., 3.75%, 3/15/2035                                   7,090,000              6,788,675
        Road & Rail -- 1.16%
         Hertz Global Holdings, Inc., 5.25%, 6/1/2014                             29,332,000             33,731,800

                                                                                                         40,520,475

    TOTAL CONVERTIBLE BONDS (Cost $155,846,334)                                                         193,117,837

    SHORT TERM INVESTMENTS -- 1.85%
         Clark County School District GO, put 7/1/2009 (Insured: FSA/SPA:
         Bayerische Landesbank) (daily demand notes), 0.30%, 6/15/2021             2,360,000              2,360,000
         Vodafone Group plc, 0.45%, 7/1/2009                                      39,500,000             39,500,000
         Wellpoint, Inc., 0.45%, 7/1/2009                                         12,000,000             12,000,000

    TOTAL SHORT TERM INVESTMENTS (Cost $53,860,000)                                                      53,860,000


    TOTAL INVESTMENTS -- 99.67% (Cost $3,159,084,275)                                             $   2,900,385,941


    OTHER ASSETS LESS LIABILITIES -- 0.33%                                                                9,620,254


    NET ASSETS -- 100.00%                                                                         $   2,910,006,195

Footnote Legend
+ Non-income producing

(1) Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2009, the aggregate value of these securities in the Fund's portfolio was $72,420,632, representing 2.49% of the Fund's net assets.

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ADR        American Depository Receipt
COP        Certificates of Participation
FSA        Insured by Financial Security Assurance Co.
GO         General Obligation


Notes to Schedule of Investments:

Valuation of Investments: Portfolio securities listed or traded on a national securities exchange are valued on the valuation date at the last reported sale price on the exchange that is the primary market for the security. Portfolio securities traded on an exchange for which there has been no sale that day and other equity securities traded in the over-the-counter market are valued at the mean between the last reported bid and asked prices. Portfolio securities reported by NASDAQ are valued at the NASDAQ official closing price. Any foreign security traded on exchanges outside the United States is valued at the price of the security on the exchange that is normally the security's primary market, as of the close of that exchange preceding the time of the Fund's valuation.

Any debt obligations held by the Fund have a primary market over the counter and are valued by an independent pricing service approved by the Trustees of the Trust. The pricing service ordinarily values debt obligations at quoted bid prices. When quotations are not available, debt obligations held by the Fund are valued at evaluated prices determined by the pricing service using methods which include consideration of yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity, and rating, and indications as to value from dealers and general market conditions. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

Quotations in foreign currencies for foreign portfolio investments are converted to U.S. dollar equivalents using the foreign exchange quotation in effect at the time of valuation. In any case where the market value of an equity security held by the Fund is not readily available, the Trust's valuation and pricing committee determines a fair value for the security using procedures approved by the Trustees, which may include the use of prices obtained from an independent pricing service. The pricing service ordinarily values equity securities in these instances, using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures and index data and other data. A security's market value is deemed not readily available whenever the exchange or market on which the security is primarily traded is closed for the entire scheduled day of trading. Additionally, a security's market value may be deemed not readily available under other circumstances identified by the Trustees, including when developments occurring after the most recent close of the security's primary exchange or market, but before the most recent close of trading in Fund shares, create a serious question about the reliability of the security's market value.

In any case where a pricing service fails to provide a price for a debt obligation held by the Fund, the valuation and pricing committee determines a fair value for the debt obligation using procedures approved by the Trustees. Additionally, in any case where management believes that a price provided by a pricing service for a debt obligation held by the Fund may be unreliable, the valuation and pricing committee decides whether or not to use the pricing service's valuation or to determine a fair value for the debt obligation.

In determining fair value for any portfolio security or other investment, the valuation and pricing committee seeks to determine the amount that an owner of the investment might reasonably expect to receive upon a sale of the investment. However, because fair value prices are estimated prices, the valuation and pricing committee's determination of fair value for an investment may differ from the value that would be realized by the Fund upon a sale of the investment, and that difference could be material to the Fund's financial statements. The valuation and pricing committee's determination of fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation Measurements: Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three levels listed below.

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment rates, credit risk, etc.)

Level 3: Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table displays a summary of the inputs used to value the Fund's net assets as of June 30, 2009. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

Investments in Securities                    Total             Level 1             Level 2             Level 3

    Common Stock                       $  2,412,022,965   $  2,412,022,965    $              --   $              --
    Preferred Stock                           5,515,614          5,515,614                   --                  --
    Corporate Bonds                         235,869,525                 --          235,869,525                  --
    Convertible Bonds                       193,117,837                 --          193,117,837                  --
    Short Term Investments                   53,860,000                 --           53,860,000                  --

Total Investments in Securities        $  2,900,385,941   $  2,417,538,579    $     482,847,362  $               --

Other Notes:
Information respecting the Fund's significant accounting policies is provided in the Fund's most recent Semi Annual Report.


SCHEDULE OF INVESTMENTS                                                                              (UNAUDITED)

Thornburg International Value Fund                                                                    June 30, 2009

CUSIPS: CLASS A - 885-215-657, CLASS B - 885-215-616, CLASS C - 885-215-640,
CLASS I - 885-215-566, CLASS R3 - 885-215-525, CLASS R4 - 815-215-269, CLASS R5
- 885-215-368 NASDAQ SYMBOLS: CLASS A - TGVAX, CLASS B - THGBX, CLASS C - THGCX,
CLASS I - TGVIX, CLASS R3 - TGVRX, CLASS R4 - THVRX, CLASS R5 - TIVRX
                                                                                      Shares/
                                                                                     Principal
                                                                                       Amount               Vaue
    COMMON STOCK -- 96.30%
      AUTOMOBILES & COMPONENTS -- 1.85%
        Automobiles -- 1.85%
         Toyota Motor Corp.                                                        6,411,100      $     244,238,719

                                                                                                        244,238,719
      BANKS -- 13.63%
        Commercial Banks -- 11.16%
         BNP Paribas SA                                                            4,234,800            274,761,340
         China Merchants Bank Co., Ltd.                                          113,919,653            259,882,125
         Mitsubishi UFJ Financial Group, Inc.                                     45,066,100            279,748,044
         National Bank of Greece S.A.+                                             9,538,937            264,957,462
         Standard Chartered plc                                                   21,000,102            393,862,687
        Commercial Banks -- 2.47%
         Industrial & Commercial Bank of China Ltd.                              466,971,000            325,973,782

                                                                                                      1,799,185,440
      CAPITAL GOODS -- 5.89%
        Aerospace & Defense -- 0.68%
         Empresa Brasileira de Aeronautica SA ADR                                  5,421,345             89,777,473
        Electrical Equipment -- 1.73%
         Vestas Wind Systems A/S+                                                  3,189,171            228,593,952
        Machinery -- 3.48%
         Fanuc Ltd.                                                                2,369,307            190,852,985
         Komatsu Ltd.                                                             17,330,955            268,415,269

                                                                                                        777,639,679
      CONSUMER DURABLES & APPAREL -- 2.21%
        Textiles, Apparel & Luxury Goods -- 2.21%
         LVMH Moet Hennessy Louis Vuitton SA                                       3,820,611            291,569,912

                                                                                                        291,569,912
      CONSUMER SERVICES -- 2.30%
        Hotels, Restaurants & Leisure -- 2.30%
         Carnival plc                                                              8,974,400            237,268,390
         OPAP SA                                                                   2,508,030             66,849,369

                                                                                                        304,117,759
      DIVERSIFIED FINANCIALS -- 8.38%
        Capital Markets -- 3.07%
         Deutsche Bank AG                                                          3,224,397            195,385,788
         Julius Baer Holding AG                                                    5,399,169            209,596,382
        Diversified Financial Services -- 5.31%
         BM&F Bovespa SA                                                          23,340,200            140,315,160
         Deutsche Boerse AG                                                        2,269,900            176,029,617
         Hong Kong Exchanges & Clearing Ltd.                                      24,685,000            384,765,001

                                                                                                      1,106,091,948
      ENERGY -- 4.78%
        Energy Equipment & Services -- 1.25%
         Schlumberger Ltd.                                                         3,057,672            165,450,632
        Oil, Gas & Consumable Fuels -- 3.53%
         Canadian Natural Resources Ltd.                                           3,884,200            204,336,670
         Petroleo Brasileiro S.A. ADR                                              6,372,400            261,140,952

                                                                                                        630,928,254
      FOOD & STAPLES RETAILING -- 1.76%
        Food & Staples Retailing -- 1.76%
         Wal-Mart de Mexico SAB de C.V.                                           78,180,000            231,840,146

                                                                                                        231,840,146
      FOOD, BEVERAGE & TOBACCO -- 4.97%
        Beverages -- 1.32%
         Sabmiller plc                                                             8,615,750            175,056,657
        Food Products -- 2.23%
         Nestle SA                                                                 7,807,300            294,026,705
        Tobacco -- 1.42%
         British American Tobacco plc                                              6,809,690            187,431,191

                                                                                                        656,514,553
      HEALTH CARE EQUIPMENT & SERVICES -- 2.76%
        Health Care Equipment & Supplies -- 1.48%
         Covidien plc                                                              1,709,308             63,996,492
         Smith & Nephew plc                                                       17,870,272            132,153,735
        Health Care Providers & Services -- 1.28%
         Fresenius Medical Care AG & Co.                                           3,774,400            168,854,806

                                                                                                        365,005,033
      HOUSEHOLD & PERSONAL PRODUCTS -- 2.10%
        Household Products -- 2.10%
         Reckitt Benckiser plc                                                     6,093,678            277,300,250

                                                                                                        277,300,250
      INSURANCE  -- 3.59%
        Insurance -- 3.59%
         AXA                                                                      10,210,100            191,788,056
         China Life Insurance Co.                                                 76,068,778            281,698,044

                                                                                                        473,486,100
      MATERIALS -- 4.67%
        Chemicals -- 2.81%
         Air Liquide SA                                                            2,118,734            193,524,127
         Potash Corp. of Saskatchewan, Inc.                                        1,899,600            176,757,780
        Metals & Mining -- 1.86%
         BHP Billiton Ltd.                                                         8,796,908            246,114,349

                                                                                                        616,396,256
      MEDIA -- 1.06%
        Media -- 1.06%
         British Sky Broadcasting Group plc                                       18,616,720            139,358,398

                                                                                                        139,358,398
      BIOTECHNOLOGY & LIFE SCIENCES -- 9.70%
        Pharmaceuticals -- 9.70%
         Novartis AG                                                               5,638,996            228,559,554
         Novo Nordisk A/S                                                          6,200,750            335,241,973
         Roche Holding AG                                                          1,666,000            226,467,443
         Teva Pharmaceutical Industries Ltd. ADR                                   9,941,300            490,503,742

                                                                                                      1,280,772,712
      RETAILING -- 3.62%
        Specialty Retail -- 3.62%
         Hennes & Mauritz AB                                                       6,357,687            317,280,692
         Kingfisher plc                                                           54,935,000            160,693,929

                                                                                                        477,974,621
      SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 0.76%
        Semiconductors & Semiconductor Equipment -- 0.76%
         Arm Holdings plc                                                         50,986,100            100,449,065

                                                                                                        100,449,065
      SOFTWARE & SERVICES -- 6.87%
        Information Technology Services -- 2.17%
         Amdocs Ltd.+                                                              6,593,900            141,439,155
         Cia Brasileira De Meios De Pagamento SA+                                  4,471,000             38,446,721
         Redecard SA                                                               6,896,400            106,111,998
        Internet Software & Services -- 1.25%
         Baidu, Inc. ADR+                                                            547,400            164,816,666
        Software -- 3.45%
         Nintendo Co., Ltd.                                                          588,831            162,771,262
         SAP AG                                                                    7,290,861            293,236,142

                                                                                                        906,821,944
      TECHNOLOGY HARDWARE & EQUIPMENT -- 2.46%
        Communications Equipment -- 1.83%
         Nokia Oyj                                                                16,481,900            241,389,713
        Computers & Peripherals -- 0.63%
         Logitech International SA+                                                6,057,621             83,905,201

                                                                                                        325,294,914
      TELECOMMUNICATION SERVICES -- 8.79%
        Diversified Telecommunication Services -- 2.09%
         Telefonica SA                                                            12,229,900            276,566,089
        Wireless Telecommunication Services -- 6.70%
         America Movil SAB de C.V. ADR                                             5,173,344            200,311,880
         China Mobile Ltd.                                                         9,525,572             95,378,015
         Rogers Communications, Inc.                                              10,259,100            263,721,008
         Turkcell                                                                 25,027,800            138,880,899
         Vodafone Group plc ADR                                                    9,528,983            185,719,879

                                                                                                      1,160,577,770
      TRANSPORTATION -- 1.92%
        Road & Rail -- 1.92%
         Canadian National Railway Co.                                             5,889,800            253,031,256

                                                                                                        253,031,256
      UTILITIES -- 2.23%
        Electric Utilities -- 2.23%
         E. ON AG                                                                  4,614,901            163,274,535
         Fortum Oyj                                                                5,780,828            131,538,196

                                                                                                        294,812,731

    TOTAL COMMON STOCK (Cost $13,776,935,109)                                                        12,713,407,460

    SHORT TERM INVESTMENTS -- 3.56%
         Blount County Tennessee Public Building Authority, put 7/1/2009
         (Insured: County Guaranty; LOC: Suntrust Bank) (daily demand
         notes), 0.90%, 6/1/2037                                                $  6,500,000              6,500,000
         California State Department of Water Resources, put 7/8/2009
         (Insured: FSA/SPA: Dexia Credit Local) (weekly demand notes),
         0.70%, 5/1/2022                                                          33,150,000             33,150,000
         Centennial Energy Holdings, Inc., 0.60%, 7/1/2009                        30,000,000             30,000,000
         Chicago GO, put 7/8/2009 (Insured: FSA/SPA: Dexia Credit Local)
         (weekly demand notes), 0.85%, 1/1/2040                                   66,840,000             66,840,000
         Devon Energy Corp., 0.32%, 7/1/2009                                     150,000,000            150,000,000
         Farmington PCR, put 7/1/2009, (LOC: Barclays Bank) (daily demand
         notes), 0.35%, 5/1/2024                                                   8,100,000              8,100,000
         Idaho Health Facilities Authority, put 7/1/2009 (St. Lukes
         Regional Medical Center; Insured: FSA/SPA Bayerische Landesbank)
         (daily demand notes), 0.38%, 7/1/2035                                     5,475,000              5,475,000
         Mississippi State,  put 7/8/2009 (Nissan; Insured: Bank of
         America) (weekly demand notes), 0.70%, 11/1/2028                         30,700,000             30,700,000
         New York City GO, put 7/1/2009 (Insured: FSA/SPA: Dexia Credit
         Local) (daily demand notes), 0.18%, 11/1/2026                             8,000,000              8,000,000
         New York City Municipal Water Finance Authority, put 7/1/2009
         (SPA: Dexia Credit Local) (daily demand notes), 0.60%, 6/15/2032          9,000,000              9,000,000
         New York City Municipal Water Finance Authority, put 7/1/2009
         (SPA: Dexia Credit Local) (daily demand notes), 0.35%, 6/15/2033         17,000,000             17,000,000
         New York, NY, put 7/1/2009  (SPA: Dexia Credit Local) (daily
         demand notes), 0.65%, 8/1/2028                                           39,300,000             39,300,000
         Societe Generale, 0.13%, 7/1/2009                                        58,000,000             58,000,000
         South Fulton Georgia Municipal Water & Sewer Authority, put
         7/8/2009 (LOC: Bank of America) (weekly demand notes), 0.32%,
         1/1/2033                                                                  7,455,000              7,455,000

    TOTAL SHORT TERM INVESTMENTS (Cost $469,520,000)                                                    469,520,000

    TOTAL INVESTMENTS -- 99.86% (Cost $14,246,455,109)                                            $  13,182,927,460

    OTHER ASSETS LESS LIABILITIES -- 0.14%                                                               18,992,400

    NET ASSETS -- 100.00%                                                                         $  13,201,919,860

Footnote Legend
+ Non-income producing

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ADR        American Depository Receipt
ARM        Adjustable Rate Mortgage
FSA        Insured by Financial Security Assurance Co.
GO         General Obligation
LOC        Letter of Credit
PCR        Pollution Control Revenue Bond
SPA        Stand-by Purchase Agreement

Notes to Schedule of Investments:

Valuation of Investments: Portfolio securities listed or traded on a national securities exchange are valued on the valuation date at the last reported sale price on the exchange that is the primary market for the security. Portfolio securities traded on an exchange for which there has been no sale that day and other equity securities traded in the over-the-counter market are valued at the mean between the last reported bid and asked prices. Portfolio securities reported by NASDAQ are valued at the NASDAQ official closing price. Any foreign security traded on exchanges outside the United States is valued at the price of the security on the exchange that is normally the security's primary market, as of the close of that exchange preceding the time of the Fund's valuation.

Any debt obligations held by the Fund have a primary market over the counter and are valued by an independent pricing service approved by the Trustees of the Trust. The pricing service ordinarily values debt obligations at quoted bid prices. When quotations are not available, debt obligations held by the Fund are valued at evaluated prices determined by the pricing service using methods which include consideration of yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity, and rating, and indications as to value from dealers and general market conditions. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

Quotations in foreign currencies for foreign portfolio investments are converted to U.S. dollar equivalents using the foreign exchange quotation in effect at the time of valuation. In any case where the market value of an equity security held by the Fund is not readily available, the Trust's valuation and pricing committee determines a fair value for the security using procedures approved by the Trustees, which may include the use of prices obtained from an independent pricing service. The pricing service ordinarily values equity securities in these instances, using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures and index data and other data. A security's market value is deemed not readily available whenever the exchange or market on which the security is primarily traded is closed for the entire scheduled day of trading. Additionally, a security's market value may be deemed not readily available under other circumstances identified by the Trustees, including when developments occurring after the most recent close of the security's primary exchange or market, but before the most recent close of trading in Fund shares, create a serious question about the reliability of the security's market value.

In any case where a pricing service fails to provide a price for a debt obligation held by the Fund, the valuation and pricing committee determines a fair value for the debt obligation using procedures approved by the Trustees. Additionally, in any case where management believes that a price provided by a pricing service for a debt obligation held by the Fund may be unreliable, the valuation and pricing committee decides whether or not to use the pricing service's valuation or to determine a fair value for the debt obligation.

In determining fair value for any portfolio security or other investment, the valuation and pricing committee seeks to determine the amount that an owner of the investment might reasonably expect to receive upon a sale of the investment. However, because fair value prices are estimated prices, the valuation and pricing committee's determination of fair value for an investment may differ from the value that would be realized by the Fund upon a sale of the investment, and that difference could be material to the Fund's financial statements. The valuation and pricing committee's determination of fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation Measurements: Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three levels listed below.

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment rates, credit risk, etc.)

Level 3: Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table displays a summary of the inputs used to value the Fund's net assets as of June 30, 2009. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

Investments in Securities                    Total             Level 1               Level 2             Level 3

    Common Stock                       $ 12,713,407,460   $ 12,713,407,460      $            --       $          --
    Short Term Investments                  469,520,000                 --          469,520,000                  --

Total Investments in Securities        $ 13,182,927,460   $ 12,713,407,460      $   469,520,000       $          --

Other Financial Instruments

    Forward Currency                   $    (1,397,263)   $             --      $    (1,397,263)      $          --
    Spot Currency                             (124,554)           (124,554)                  --                  --

Total Other Financial Instruments      $    (1,521,817)   $       (124,554)     $    (1,397,263)      $          --

Financial Instruments Not Specified in Schedule of Investments: As of the date of this report, June 30, 2009, the Fund was a party to currency forward exchange contracts not specified in the foregoing Schedule of Investments for the Fund. A forward exchange contract is an agreement between two parties to exchange different currencies at a specified rate at an agreed upon future date. In each case these contracts were purchased in conjunction with foreign securities transactions, in order to minimize the risk to the Fund with respect to its foreign securities transactions from adverse changes in the relationship between the U.S. dollar and foreign currencies. These contracts may involve risks in addition to the risks associated with the Fund's investments shown in the Schedule of Investments, including the possible inability of counterparties to meet the terms of their contracts, future movements in currency value and interest rates and contract positions that are not exact offsets. The Fund's positions in these instruments are set out below as of June 30, 2009, and the unrealized appreciation or (depreciation) shown for each contract reflects the difference between the forward exchange rates at June 30, 2009 and the forward exchange rates at the date of entry into the contract.


CONTRACTS TO BUY OR SELL:
                                        Contract        Contract           Value        Unrealized       Unrealized
Contract Description       Buy/Sell       Amount        Value Date         (USD)       Appreciation    (Depreciation)
Mexican Peso                 Sell    5,083,766,000     11/30/2009      $  376,561,313  $          --       $(1,397,263)

Total unrealized appreciation (depreciation) from forward exchange contracts           $          --       $(1,397,263)

Other Notes:
Information respecting the Fund's significant accounting policies is provided in the Fund's most recent Semi Annual Report.


SCHEDULE OF IVESTMETS                                                                                 (UNAUDITED)

Thornburg Core Growth Fund                                                                            June 30, 2009

CUSIPS: CLASS A - 885-215-582, CLASS C - 885-215-574, CLASS I - 885-215-475,
CLASS R3 - 885-215-517, CLASS R4 - 885-215-251, CLASS R5 - 885-215-350 NASDAQ
SYMBOLS: CLASS A - THCGX, CLASS C - TCGCX, CLASS I - THIGX, CLASS R3 - THCRX,
CLASS R4 - TCGRX, CLASS R5 - THGRX
                                                                                    Shares/
                                                                                   Principal
                                                                                     Amount                 Value
    COMMON STOCK -- 94.70%
      BANKS -- 2.58%
        Commercial Banks -- 2.58%
         SVB Financial Group+                                                      1,342,000      $      36,529,240

                                                                                                         36,529,240
      CONSUMER SERVICES -- 1.67%
        Hotels, Restaurants & Leisure -- 1.67%
         Las Vegas Sands Corp.+                                                    3,009,005             23,650,779

                                                                                                         23,650,779
      DIVERSIFIED FINANCIALS -- 7.40%
        Capital Markets -- 7.40%
         Affiliated Managers Group, Inc.+                                            543,589             31,631,444
         Charles Schwab Corp.                                                      2,424,000             42,516,960
         Goldman Sachs Group, Inc.                                                   206,100             30,387,384

                                                                                                        104,535,788
      ENERGY -- 3.35%
        Oil, Gas & Consumable Fuels -- 3.35%
         Continental Resources, Inc.+                                                460,500             12,778,875
         XTO Energy, Inc.                                                            907,600             34,615,864

                                                                                                         47,394,739
      FOOD, BEVERAGE & TOBACCO -- 2.44%
        Beverages -- 2.44%
         Hansen Natural Corp.+                                                     1,118,075             34,459,072

                                                                                                         34,459,072
      HEALTH CARE EQUIPMENT & SERVICES -- 6.18%
        Health Care Providers & Services -- 6.18%
         Community Health Systems, Inc.+                                             549,454             13,873,714
         Express Scripts, Inc.+                                                      631,300             43,401,875
         VCA Antech, Inc.+                                                         1,126,900             30,088,230

                                                                                                         87,363,819
      INSURANCE -- 1.53%
        Insurance -- 1.53%
         Renaissance RE Holdings Ltd.                                                465,928             21,684,289

                                                                                                         21,684,289
      MATERIALS -- 2.63%
        Chemicals -- 2.63%
         Ecolab, Inc.                                                                954,189             37,203,829

                                                                                                         37,203,829
      MEDIA -- 4.77%
        Media -- 4.77%
         Airmedia Group, Inc. ADR+(1)                                              3,403,627             21,919,358
         DIRECTV Group, Inc.+                                                      1,841,121             45,494,100

                                                                                                         67,413,458
      PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES -- 6.99%
        Biotechnology -- 6.99%
         Alexion Pharmaceuticals, Inc.+                                            1,006,966             41,406,442
         Gilead Sciences, Inc.+                                                    1,226,300             57,439,892

                                                                                                         98,846,334
      RETAILING -- 2.93%
        Internet & Catalog Retail -- 2.93%
         Priceline.com, Inc.+                                                        371,804             41,474,736

                                                                                                         41,474,736
      SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 3.21%
        Semiconductors & Semiconductor Equipment -- 3.21%
         ON Semiconductor Corp.+                                                   6,607,898             45,330,180

                                                                                                         45,330,180
      SOFTWARE & SERVICES -- 27.87%
        Information Technology Services -- 11.28%
         Amdocs Ltd.+                                                              1,869,286             40,096,185
         Fiserv, Inc.+                                                             1,007,640             46,049,148
         Visa, Inc.                                                                  509,556             31,724,956
         Western Union Co.                                                         2,541,037             41,673,007
        Internet Software & Services -- 8.73%
         Equinix, Inc.+                                                              654,234             47,588,981
         Google, Inc.+                                                               102,705             43,299,401
         Telecity Group plc+                                                       6,629,100             32,500,453
        Software -- 7.86%
         McAfee, Inc.+                                                             1,225,827             51,717,641
         Microsoft Corp.                                                           2,496,368             59,338,668

                                                                                                        393,988,440
      TECHNOLOGY HARDWARE & EQUIPMENT -- 11.75%
        Communications Equipment -- 7.97%
         Qualcomm, Inc.                                                            1,152,900             52,111,080
         Research In Motion Ltd.+                                                    852,700             60,584,335
        Computers & Peripherals -- 1.27%
         Synaptics, Inc.+                                                            463,917             17,930,392
        Electronic Equipment, Instruments & Components -- 2.51%
         FLIR Systems, Inc.+                                                       1,569,000             35,396,640

                                                                                                        166,022,447
      TELECOMMUNICATION SERVICES -- 7.70%
        Wireless Telecommunication Services -- 7.70%
         America Movil SAB de C.V.                                                21,775,300             42,250,027
         Leap Wireless International, Inc.+                                        1,161,784             38,257,547
         SBA Communications Corp.+                                                 1,153,846             28,315,381

                                                                                                        108,822,955
      UTILITIES -- 1.70%
        Independent Power Producers & Energy Traders -- 1.70%
         PNOC Energy Development Corp.                                           292,682,366             24,022,760

                                                                                                         24,022,760

    TOTAL COMMON STOCK (Cost $1,252,577,075)                                                          1,338,742,865

    SHORT TERM INVESTMENTS -- 7.14%
         American Water Capital, 0.85%, 7/2/2009                                $  6,000,000              5,999,859
         California State Economic Recovery, put 7/1/2009 (Insured: State
         Guaranty/SPA: Bank of America N.A.) (daily demand notes), 0.28%,
         7/1/2023                                                                  8,200,000              8,200,000
         California State, put 7/8/2009 (LOC: Bank of America) (weekly
         demand notes), 0.24%, 5/1/2040                                              800,000                800,000
         Clark County School District GO, put 7/1/2009 (Insured: FSA/SPA:
         Bayerische Landesbank) (daily demand notes), 0.30%, 6/15/2021             6,880,000              6,880,000
         Maryland State Health & Higher Educational Facilities Authority,
         put 7/1/09 (Insured:Suntrust Bank) (daily demand notes), 0.90%,
         7/1/2041                                                                 31,600,000             31,600,000
         Maryland State Health & Higher Educational Facilities, put
         7/8/2009 (Univ. of Maryland Medical; LOC: Bank of America) (weekly
         demand notes), 0.30%, 7/1/2034                                            2,000,000              2,000,000
         New York City Municipal Water Finance Authority, put 7/1/2009
         (SPA: Dexia Credit Local) (daily demand notes), 0.35%, 6/15/2033          3,200,000              3,200,000
         Pepco Holdings, Inc., 1.00%, 7/6/2009                                    25,000,000             24,996,528
         Vodafone Group plc, 0.45%, 7/1/2009                                      17,200,000             17,200,000

    TOTAL SHORT TERM INVESTMENTS (Cost $100,876,387)                                                    100,876,387

    TOTAL INVESTMENTS -- 101.84% (Cost $1,353,453,462)                                            $   1,439,619,252

    LIABILITIES NET OF OTHER ASSETS -- (1.84)%                                                         (26,001,593)

    NET ASSETS -- 100.00%                                                                         $   1,413,617,659

 Footnote Legend
+ Non-income producing

(1) Investment in Affiliates
Holdings of voting securities of each portfolio company which is considered "affiliated" to the Fund under the Investment Company Act of 1940 because the Fund's holding represented 5% or more of the company's voting securities during the period, are shown below:

                               Shares at                                  Shares at       Market Value
                               Sept. 30,         Gross        Gross        June 30,          June 30,         Dividend
Issuer                           2008           Additions   Reductions       2009              2009            Income
Airmedia Group, Inc. ADR       2,938,927         464,700            --     3,403,627        $21,919,358       $     --


Total non-controlled affiliated issuers - 1.55% of net assets

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ADR        American Depository Receipt
FSA        Insured by Financial Security Assurance Co.
GO         General Obligation
LOC        Letter of Credit
SPA        Standby Purchase Agreement

Notes to Schedule of Investments:

Valuation of Investments: Portfolio securities listed or traded on a national securities exchange are valued on the valuation date at the last reported sale price on the exchange that is the primary market for the security. Portfolio securities traded on an exchange for which there has been no sale that day and other equity securities traded in the over-the-counter market are valued at the mean between the last reported bid and asked prices. Portfolio securities reported by NASDAQ are valued at the NASDAQ official closing price. Any foreign security traded on exchanges outside the United States is valued at the price of the security on the exchange that is normally the security's primary market, as of the close of that exchange preceding the time of the Fund's valuation.

Any debt obligations held by the Fund have a primary market over the counter and are valued by an independent pricing service approved by the Trustees of the Trust. The pricing service ordinarily values debt obligations at quoted bid prices. When quotations are not available, debt obligations held by the Fund are valued at evaluated prices determined by the pricing service using methods which include consideration of yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity, and rating, and indications as to value from dealers and general market conditions. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

Quotations in foreign currencies for foreign portfolio investments are converted to U.S. dollar equivalents using the foreign exchange quotation in effect at the time of valuation. In any case where the market value of an equity security held by the Fund is not readily available, the Trust's valuation and pricing committee determines a fair value for the security using procedures approved by the Trustees, which may include the use of prices obtained from an independent pricing service. The pricing service ordinarily values equity securities in these instances, using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures and index data and other data. A security's market value is deemed not readily available whenever the exchange or market on which the security is primarily traded is closed for the entire scheduled day of trading. Additionally, a security's market value may be deemed not readily available under other circumstances identified by the Trustees, including when developments occurring after the most recent close of the security's primary exchange or market, but before the most recent close of trading in Fund shares, create a serious question about the reliability of the security's market value.

In any case where a pricing service fails to provide a price for a debt obligation held by the Fund, the valuation and pricing committee determines a fair value for the debt obligation using procedures approved by the Trustees. Additionally, in any case where management believes that a price provided by a pricing service for a debt obligation held by the Fund may be unreliable, the valuation and pricing committee decides whether or not to use the pricing service's valuation or to determine a fair value for the debt obligation.

In determining fair value for any portfolio security or other investment, the valuation and pricing committee seeks to determine the amount that an owner of the investment might reasonably expect to receive upon a sale of the investment. However, because fair value prices are estimated prices, the valuation and pricing committee's determination of fair value for an investment may differ from the value that would be realized by the Fund upon a sale of the investment, and that difference could be material to the Fund's financial statements. The valuation and pricing committee's determination of fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation Measurements: Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three levels listed below.

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment rates, credit risk, etc.)

Level 3: Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table displays a summary of the inputs used to value the Fund's net assets as of June 30, 2009. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

Investments in Securities                    Total             Level 1               Level 2             Level 3

    Common Stock                       $  1,338,742,865   $  1,338,742,865      $           --         $      --
    Short Term Investments                  100,876,387                 --         100,876,387                --

Total Investments in Securities        $  1,439,619,252   $  1,338,742,865      $  100,876,387         $      --

Other Financial Instruments

    Forward Currency                   $            --    $        105,934      $      105,934         $      --

Total Other Financial Instruments      $            --    $        105,934      $      105,934         $      --

Financial Instruments Not Specified in Schedule of Investments: As of the date of this report, June 30, 2009, the Fund was a party to currency forward exchange contracts not specified in the foregoing Schedule of Investments for the Fund. A forward exchange contract is an agreement between two parties to exchange different currencies at a specified rate at an agreed upon future date. In each case these contracts were purchased in conjunction with foreign securities transactions, in order to minimize the risk to the Fund with respect to its foreign securities transactions from adverse changes in the relationship between the U.S. dollar and foreign currencies. These contracts may involve risks in addition to the risks associated with the Fund's investments shown in the Schedule of Investments, including the possible inability of counterparties to meet the terms of their contracts, future movements in currency value and interest rates and contract positions that are not exact offsets. The Fund's positions in these instruments are set out below as of June 30, 2009, and the unrealized appreciation or (depreciation) shown for each contract reflects the difference between the forward exchange rates at June 30, 2009 and the forward exchange rates at the date of entry into the contract.


CONTRACTS TO BUY OR SELL:                Contract       Contract         Value         Unrealized        Unrealized
Contract Description       Buy/Sell       Amount       Value Date        (USD)        Appreciation     (Depreciation)
Philippine Peso              Sell      1,200,000,000  12/11/2009     $24,701,523          $83,888      $          --
Philippine Peso              Buy          58,600,000  12/11/2009       1,193,969            8,192                 --
Philippine Peso              Buy          73,110,000  12/11/2009       1,485,976           13,854                 --

Total unrealized appreciation(depreciation) from forward exchange contracts           $   105,934      $          --

Other Notes:
Information respecting the Fund's significant accounting policies is provided in the Fund's most recent Semi Annual Report.

SCHEDULE OF INVESTMENTS                                                                               (UNAUDITED)

Thornburg Investment Income Builder Fund                                                              June 30, 2009

CUSIPS: CLASS A - 885-215-558, CLASS C - 885-215-541, CLASS I - 885-215-467,
CLASS R3 - 885-215-384, CLASS R4 - 885-215-186, CLASS R5 - 885-215-236
NASDAQ SYMBOLS: CLASS A - TIBAX, CLASS C - TIBCX, CLASS I - TIBIX, CLASS R3 - TIBRX,
CLASS R4 - TIBGX, CLASS R5 - TIBMX
                                                                                    Shares/
                                                                                   Principal
                                                                                     Amount               Value

    COMMON STOCK -- 52.99%
      BANKS -- 3.65%
        Commercial Banks -- 3.65%
         Bank of Montreal                                                         1,000,000      $     42,144,177
         Banque Cantonale Vaudoise                                                   22,000             6,939,856
         Liechtensteinische Landesbank AG                                           910,000            52,763,334
         St. Galler Kantonalbank                                                     20,800             7,236,114
         Webster Financial Corp.                                                    279,056             2,246,401

                                                                                                      111,329,882
      COMMERCIAL & PROFESSIONAL SERVICES -- 0.99%
        Commercial Services & Supplies -- 0.99%
         Seek Ltd.                                                                9,000,000            30,241,667

                                                                                                       30,241,667
      CONSUMER SERVICES -- 3.37%
        Hotels, Restaurants & Leisure -- 3.37%
         McDonald's Corp.                                                           800,000            45,992,000
         OPAP SA                                                                  2,133,600            56,869,262

                                                                                                      102,861,262
      DIVERSIFIED FINANCIALS -- 3.79%
        Capital Markets -- 2.60%
         AllianceBernstein Holdings LP                                              750,000            15,067,500
         Apollo Investment Corp.                                                  6,731,600            40,389,600
         Henderson Group plc                                                      9,000,000            13,585,235
         Prospect Capital Corp.                                                   1,131,593            10,410,656
        Diversified Financial Services -- 1.19%
         Bolsas y Mercados Espanoles                                                300,000             8,871,618
         Hong Kong Exchanges & Clearing Ltd.                                      1,422,800            22,177,178
         KKR Financial Holdings LLC                                               5,751,957             5,349,320

                                                                                                      115,851,107
       ENERGY -- 4.33%
        Energy Equipment & Services -- 0.53%
         Diamond Offshore Drilling, Inc.                                            192,700            16,003,735
        Oil, Gas & Consumable Fuels -- 3.80%
         Eni SpA                                                                  2,950,000            69,732,126
         Total SA                                                                   857,900            46,310,846

                                                                                                      132,046,707
       FOOD & STAPLES RETAILING -- 0.94%
        Food & Staples Retailing -- 0.94%
         Metcash Ltd.                                                             4,414,539            15,331,682
         Sysco Corp.                                                                600,000            13,488,000

                                                                                                       28,819,682
      FOOD, BEVERAGE & TOBACCO -- 7.14%
        Beverages -- 1.78%
         Coca Cola Co.                                                            1,134,200            54,430,258
        Food Products -- 1.89%
         Kraft Foods, Inc.                                                        1,700,000            43,078,000
         Nestle SA                                                                  389,900            14,683,823
        Tobacco -- 3.47%
         Altria Group, Inc.                                                       1,000,000            16,390,000
         Philip Morris                                                            2,050,000            89,421,000

                                                                                                      218,003,081
      INSURANCE -- 1.87%
        Insurance -- 1.87%
         Cincinnati Financial Corp.                                               1,077,340            24,078,549
         Swiss Re                                                                 1,000,000            33,077,171

                                                                                                       57,155,720
      PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES -- 2.84%
        Pharmaceuticals -- 2.84%
         Eli Lilly & Co.                                                          2,500,000            86,600,000

                                                                                                       86,600,000
      REAL ESTATE -- 3.59%
        Real Estate Investment Trusts -- 3.59%
         Annaly Capital Management, Inc.                                          2,720,000            41,180,800
         Chimera Investment Corp.                                                14,879,200            51,928,408
         Invesco Mortgage Capital, Inc. (1)+                                        841,000            16,382,680

                                                                                                      109,491,888
      SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 1.06%
        Semiconductors & Semiconductor Equipment -- 1.06%
         Intel Corp.                                                              1,961,200            32,457,860

                                                                                                       32,457,860
      SOFTWARE & SERVICES -- 0.09%
        Information Technology Services -- 0.09%
         Redecard SA                                                                178,800             2,751,120

                                                                                                        2,751,120
      TELECOMMUNICATION SERVICES -- 10.96%
        Diversified Telecommunication Services -- 7.64%
         France Telecom SA                                                        2,100,000            47,607,090
         Telefonica 02 Czech Republic a.s.                                          200,000             4,572,479
         Telefonica SA                                                            4,027,200            91,070,814
         Telstra Corp. Ltd.                                                      32,902,081            89,877,345
        Wireless Telecommunication Services -- 3.32%
         China Mobile Ltd.                                                        6,300,000            63,080,883
         Vodafone Group plc                                                      19,938,900            38,445,666

                                                                                                      334,654,277
      TRANSPORTATION -- 1.69%
        Transportation Infrastructure -- 1.69%
         Hopewell Highway                                                        15,643,500             8,679,563
         Macquarie Airports                                                      23,000,000            42,812,145

                                                                                                       51,491,708
      UTILITIES -- 6.68%
        Electric Utilities -- 4.69%
         E. ON AG                                                                   880,300            31,144,888
         Enel S.p.A.                                                             12,186,000            59,320,067
         Entergy Corp.                                                              680,000            52,713,600
        Independent Power Producers & Energy Traders -- 0.36%
         Algonquin Power Income Fund Trust                                        3,710,900            10,911,128
        Multi-utilities -- 1.63%
         Dominion Resources, Inc.                                                 1,100,000            36,762,000
         RWE AG                                                                     167,500            13,179,873

                                                                                                      204,031,556

    TOTAL COMMON STOCK (Cost $1,908,151,218)                                                        1,617,787,517

    PREFERRED STOCK -- 3.38%
      BANKS -- 3.15%
        Commercial Banks -- 3.15%
         Barclays Bank plc Pfd                                                      200,000             3,658,000
         Fifth Third Bancorp Pfd                                                    400,000            35,240,000
         First Tennessee Bank Pfd                                                    12,000             4,807,500
         Huntington Bancshares Pfd                                                   70,616            52,432,380

                                                                                                       96,137,880
      DIVERSIFIED FINANCIALS -- 0.23%
        Capital Markets -- 0.05%
         Morgan Stanley Pfd                                                         120,000             1,728,000

        Diversified Financial Services -- 0.18%
         Bank of America Corp. Pfd                                                  420,000             5,460,000

                                                                                                        7,188,000

    TOTAL PREFERRED STOCK (Cost $115,225,441)                                                         103,325,880

    EXCHANGE TRADED FUNDS -- 1.42%
         iShares High Yield Corporate Bond                                          400,000            31,884,000
         iShares Investment Grade Corporate Bond                                    113,300            11,361,724

    TOTAL EXCHANGE TRADED FUNDS (Cost $37,638,783)                                                     43,245,724

    ASSET BACKED SECURITIES -- 0.36%
      BANKS -- 0.14%
        Commercial Banks -- 0.14%
         Wells Fargo Asset Securities Corp. Series 2005-AR2 Class B1,
         4.549%, 2/25/2035                                                      $10,598,570             2,253,508
         Wells Fargo Asset Securities Corp. Series 2005-AR2 Class B1,
         4.686%, 3/25/2035                                                        9,886,961             2,044,079

                                                                                                        4,297,587
      DIVERSIFIED FINANCIALS -- 0.22%
        Capital Markets -- 0.09%
         Bear Stearns ARM Mtg Series 2003-6 Class 2B-1, 4.829%, 8/25/2033         1,041,649               383,108
         Merrill Lynch Mtg Investors Trust, 3.715%, 8/25/2034                     7,279,975             2,507,454
        Diversified Financial Services -- 0.13%
         Banc of America Funding Corp. Series 2006-I Class SB1, 4.656%,
         12/20/2036                                                               3,325,055               520,648
         Banc of America Mtg Securities Series 2005-A Class B1, 4.717%,
         2/25/2035                                                                5,395,569             1,617,574
         Citigroup Mtg Loan Trust, Inc., 4.875%, 3/25/2034                        2,100,343               759,015
         Structured Asset Security Corp. Series 2002-27A Class B1, 4.942%,
         1/25/2033                                                                3,373,256               970,614

                                                                                                        6,758,413

    TOTAL ASSET BACKED SECURITIES (Cost $38,362,454)                                                   11,056,000

    CORPORATE BONDS -- 33.66%
      AUTOMOBILES & COMPONENTS -- 0.22%
        Automobiles -- 0.22%
         American Honda Finance, 7.625%, 10/1/2018 (2)                            7,000,000             6,830,558

                                                                                                        6,830,558
      BANKS -- 2.33%
        Commercial Banks -- 1.80%
         Alfa Diversified, 2.629%, 3/15/2012 (2)                                  4,812,500             3,969,494
         Banco Industrial e Comercial S.A., 7.00%, 4/23/2010 (3)                    500,000               497,500
         Fifth Third Bancorp, 6.25%, 5/1/2013                                     2,750,000             2,702,524
         Landsbanki Islands HF, 7.431%, 12/31/2049(2), (3), (4) +                 5,000,000                   500
         National City Bank, 7.25%, 7/15/2010                                     5,000,000             5,166,110
         National City Preferred Capital Trust I, 12.00%, 12/29/2049              3,250,000             3,399,370
         PNC Financial Services Group, Inc., 8.25%, 5/29/2049                    10,000,000             8,390,700
         PNC Preferred Funding Trust III, 8.70%, 12/31/2049 (2)                   4,500,000             3,690,045
         Provident Bank MD, 9.50%, 5/1/2018                                       4,250,000             3,785,058
         Shinhan Bank, 6.819%, 9/20/2036 (3)                                        900,000               625,395
         Silicon Valley Bank, 6.05%, 6/1/2017                                    26,713,000            20,667,715
         Wells Fargo Capital XIII Preferred Note, 7.70%, 12/29/2049               2,500,000             2,075,000
        Thrifts & Mortgage Finance -- 0.53%
         Sovereign Bancorp, Inc., 0.842%, 3/23/2010                              17,500,000            16,150,225

                                                                                                       71,119,636
      COMMERCIAL & PROFESSIONAL SERVICESn --  0.02%
        Commercial Services & Supplies -- 0.02%
         Allied Waste North America, Inc., 6.375%, 4/15/2011                        500,000               508,750
         Waste Management, Inc., 7.375%, 8/1/2010                                   175,000               182,361

                                                                                                          691,111
      CONSUMER SERVICES -- 0.53%
        Hotels, Restaurants & Leisure -- 0.53%
         NPC International, Inc., 9.50%, 5/1/2014                                13,000,000            11,830,000
         Seneca Nation of Indians Capital Improvements Authority, 6.75%,
         12/1/2013                                                                4,585,000             4,310,083

                                                                                                       16,140,083
      DIVERSIFIED FINANCIALS -- 3.23%
        Capital Markets -- 0.34%
         Goldman Sachs Group, Inc., 5.625%, 1/15/2017                             8,000,000             7,603,304
         Morgan Stanley, 3.537%, 3/1/2013                                         4,000,000             2,784,300
        Consumer Finance -- 1.40%
         American Express Credit Co., 5.875%, 5/2/2013                            5,000,000             4,964,845
         Capital One Financial Corp., 6.15%, 9/1/2016                            25,500,000            22,568,265
         SLM Corp., 4.50%, 7/26/2010                                             11,580,000            10,943,100
         SLM Corp., 6.00%, 12/15/2010                                             1,000,000               696,173
         SLM Corp. LIBOR Floating Rate Note, 1.392%, 1/27/2014                    5,000,000             3,475,610
        Diversified Financial Services -- 1.49%
         CIT Group, Inc., 5.00%, 2/13/2014                                        9,500,000             5,641,689
         Citigroup, Inc., 5.00%, 9/15/2014                                       16,250,000            13,622,667
         Export-Import Bank of Korea, 8.125%, 1/21/2014 (3)                       2,750,000             3,010,233
         JPMorgan Chase & Co., 7.90%, 4/29/2049                                  15,000,000            13,126,500
         Korea Development Bank, 5.30%, 1/17/2013 (3)                               800,000               789,678
         Korea Development Bank, 1.317%, 4/3/2010 (3)                             1,000,000               978,930
         MBNA Corp., 6.125%, 3/1/2013                                             2,000,000             2,028,582
         National Rural Utilities CFC, 10.375%, 11/1/2018                         5,000,000             6,269,115

                                                                                                       98,502,991
       ENERGY -- 5.34%
        Energy Equipment & Services -- 0.66%
         Calfrac Holdings LP, 7.75%, 2/15/2015(2)                                 7,900,000             6,794,000
         Nabors Industries, Inc., 9.25%, 1/15/2019 (2)                           11,000,000            12,682,747
         Seitel, Inc., 9.75%, 2/15/2014                                           1,000,000               650,000
        Oil, Gas & Consumable Fuels -- 4.68%
         Chesapeake Energy Corp., 7.00%, 8/15/2014                                1,000,000               925,000
         DCP Midstream LLC, 9.75%, 3/15/2019 (2)                                  5,000,000             5,573,715
         Enbridge Energy Partners LP, 9.875%, 3/1/2019                            9,750,000            11,303,438
         Enterprise Products Operating LP, 7.034%, 1/15/2068                      5,900,000             4,351,250
         Enterprise Products Operating LP, 9.75%, 1/31/2014                       4,750,000             5,460,168
         Gaz Capital SA, 8.146%, 4/11/2018                                        2,000,000             1,820,000
         Griffin Coal Mining Ltd., 9.50%, 12/1/2016 (2), (3)                     22,000,000            11,330,000
         GS Caltex Corp., 7.25%, 7/2/2013 (2), (5)                                7,000,000             6,958,560
         Kinder Morgan Energy Partners, 9.00%, 2/1/2019                           9,750,000            11,089,504
         Maritimes & Northeast Pipeline, LLC, 7.50%, 5/31/2014 (2)                7,500,000             7,485,525
         Murphy Oil Corp., 6.375%, 5/1/2012                                       5,000,000             5,216,740
         NuStar Logistics, 7.65%, 4/15/2018                                      19,000,000            18,443,642
         Oneok Partners LP, 5.90%, 4/1/2012                                       3,000,000             3,077,847
         Oneok Partners LP, 8.625%, 3/1/2019                                      8,000,000             8,947,096
         Petroleum Development Corp., 12.00%, 2/15/2018                          10,500,000             8,820,000
         Petroplus Finance Ltd., 6.75%, 5/1/2014 (2)                              4,000,000             3,440,000
         Plains Exploration & Production Co., 7.625%, 6/1/2018                    1,000,000               897,500
         Southern Union Co., 7.20%, 11/1/2066                                    20,900,000            14,212,000
         Teppco Partners LP, 7.00%, 6/1/2067                                      6,500,000             4,878,958
         Woodside Financial Ltd., 8.125%, 3/1/2014 (2)                            8,000,000             8,610,544

                                                                                                      162,968,234
       FOOD & STAPLES RETAILING -- 0.27%
        Food & Staples Retailing -- 0.27%
         Rite Aid Corp., 8.625%, 3/1/2015                                         3,000,000             1,995,000
         Rite Aid Corp., 9.375%, 12/15/2015                                       9,500,000             6,270,000

                                                                                                        8,265,000
      FOOD, BEVERAGE & TOBACCO -- 0.87%
        Beverages -- 0.12%
         Anheuser Busch Cos., Inc., 4.70%, 4/15/2012                              3,750,000             3,818,524
        Tobacco -- 0.75%
         Altria Group, Inc., 8.50%, 11/10/2013                                    4,000,000             4,546,904
         Altria Group, Inc., 9.70%, 11/10/2018                                   10,750,000            12,324,294
         B.A.T. International Finance, plc, 9.50%, 11/15/2018 (2)                 5,000,000             5,876,705

                                                                                                       26,566,427
       INSURANCE -- 4.28%
        Insurance -- 4.28%
         American General Finance Corp., 4.875%, 7/15/2012                        1,000,000               591,996
         ELM BV, 7.635%, 12/31/2049                                               3,000,000             1,298,489
         International Lease Finance Corp., 5.125%, 11/1/2010                     5,000,000             4,466,235
         Liberty Mutual Group, Inc., 5.75%, 3/15/2014 (2)                         1,000,000               791,702
         Metlife Capital Trust X, 9.25%, 4/8/2068 (2)                            24,000,000            21,360,000
         Metlife, Inc. Series A, 6.817%, 8/15/2018                                4,000,000             4,028,436
         Oil Insurance Ltd., 7.558%, 12/29/2049 (2)                               4,000,000             1,962,720
         Pacific Life Global Funding CPI Floating Rate Note, 1.80%,
         2/6/2016                                                                 2,000,000             1,754,500
         Prudential Holdings, LLC, 8.695%, 12/18/2023 (2)                         4,500,000             4,305,825
         Swiss Re Capital I, LP, 6.854%, 5/29/2049 (2)                          135,060,000            74,337,024
         Transatlantic Holdings, Inc., 5.75%, 12/14/2015                         14,647,000            12,102,465
         ZFS Finance USA Trust V, 6.50%, 5/9/2037 (2)                             5,000,000             3,600,000

                                                                                                      130,599,392
      MATERIALS -- 2.15%
        Construction Materials -- 0.62%
         Ace Hardware Corp., 9.125%, 6/1/2016 (2)                                 6,250,000             6,140,625
         C8 Capital Ltd., 6.64%, 12/31/2049 (2)                                   2,000,000             1,024,460
         CRH America, Inc., 8.125%, 7/15/2018                                    12,250,000            11,793,161
        Metals & Mining -- 1.22%
         Allegheny Technologies, Inc., 9.375%, 6/1/2019                           3,000,000             3,179,121
         Anglo American Capital, 9.375%, 4/8/2014 (2)                             3,500,000             3,801,875
         Bemax Resources Ltd., 9.375%, 7/15/2014 (2)                              5,000,000             2,900,000
         Freeport-McMoRan Copper & Gold, 8.375%, 4/1/2017                         4,965,000             5,002,237
         Freeport-McMoRan Corp., 6.125%, 3/15/2034                                4,500,000             3,060,000
         Freeport-McMoRan Copper & Gold, 8.25%, 4/1/2015                          8,000,000             8,080,000
         GTL Trade Finance, Inc., 7.25%, 10/20/2017 (2)                           7,000,000             6,615,000
         Vedanta Resources, plc, 6.625%, 2/22/2010 (3)                            4,500,000             4,455,000
        Paper & Forest Products -- 0.31%
         International Paper Co., 7.40%, 6/15/2014                                9,500,000             9,456,851

                                                                                                       65,508,330
      MEDIA -- 1.19%
        Media -- 1.19%
         AOL Time Warner, Inc., 6.875%, 5/1/2012                                    425,000               454,642
         CBS Corp., 8.20%, 5/15/2014                                              1,500,000             1,538,187
         Comcast Cable Communications, 8.875%, 5/1/2017                           5,000,000             5,878,880
         DIRECTV Holdings, 6.375%, 6/15/2015                                      5,100,000             4,717,500
         DIRECTV Holdings, 7.625%, 5/15/2016                                      3,000,000             2,917,500
         Time Warner Cable, Inc., 8.75%, 2/14/2019                               14,000,000            16,309,188
         Time Warner Cable, Inc., 8.25%, 2/14/2014                                4,000,000             4,483,576


                                                                                                       36,299,473
      PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES -- 0.21%
        Biotechnology -- 0.21%
         Biogen Idec, Inc., 6.00%, 3/1/2013                                       4,000,000             4,093,340
         Tiers Inflation Linked Trust Series Wyeth 2004 21 Trust
         Certificate CPI Floating Rate Note, 1.466%, 2/1/2014                     3,000,000             2,406,990

                                                                                                        6,500,330
      REAL ESTATE -- 0.30%
        Real Estate Management & Development -- 0.30%
         Agile Property Holdings Ltd, 9.00%, 9/22/2013 (2)                       10,000,000             9,100,000

                                                                                                        9,100,000
      RETAILING -- 0.24%
        Internet & Catalog Retail -- 0.04%
         Ticketmaster, 10.75%, 8/1/2016 (2)                                       1,500,000             1,335,000
        Multiline Retail -- 0.07%
         Parkson Retail Group, 7.125%, 5/30/2012                                  2,110,000             2,007,138
        Specialty Retail -- 0.13%
         Best Buy, Inc., 6.75%, 7/15/2013                                         4,000,000             4,140,380

                                                                                                        7,482,518
      SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 0.72%
        Semiconductors & Semiconductor Equipment -- 0.72%
         KLA Instruments Corp., 6.90%, 5/1/2018                                  10,000,000             8,990,740
         National Semiconductor Corp., 0.879%, 6/15/2010                         11,200,000            10,080,750
         National Semiconductor Corp., 6.15%, 6/15/2012                           2,000,000             1,952,208
         National Semiconductor Corp., 6.60%, 6/15/2017                           1,000,000               874,631

                                                                                                       21,898,329
      SOFTWARE & SERVICES -- 0.13%
        Software -- 0.13%
         BMC Software, Inc., 7.25%, 6/1/2018                                      4,000,000             4,072,988

                                                                                                        4,072,988
      TECHNOLOGY HARDWARE & EQUIPMENT -- 0.58%
        Communications Equipment -- 0.27%
         Motorola, Inc., 6.00%, 11/15/2017                                       10,000,000             8,150,000
        Computers & Peripherals -- 0.12%
         Jabil Circuit, Inc., 5.875%, 7/15/2010                                   3,695,000             3,621,100
        Electronic Equipment, Instruments & Components -- 0.19%
         Corning, Inc., 6.05%, 6/15/2015                                          6,000,000             5,885,160

                                                                                                       17,656,260
      TELECOMMUNICATION SERVICES -- 3.33%
        Diversified Telecommunication Services -- 3.30%
         Deutsche Telekom International Finance B.V., 8.75%, 6/15/2030           26,150,000            30,614,563
         GC Impsat Holdings I plc, 9.875%, 2/15/2017 (2), (3)                     4,750,000             4,085,000
         Global Crossing Ltd., 7.188%, 5/9/2012                                   4,488,550             3,602,061
         Level 3 Financing, Inc., 12.25%, 3/15/2013                               6,000,000             5,700,000
         Level 3 Financing, Inc., 9.25%, 11/1/2014                               33,600,000            27,552,000
         TCI Communications, Inc., 7.875%, 8/1/2013                               2,285,000             2,599,798
         Telecom Italia Capital SA, 5.25%, 10/1/2015                              4,190,000             4,044,762
         Telemar Norte Leste SA, 9.50%, 4/23/2019 (2)                             7,500,000             8,165,625
         Vimpelcom, 8.25%, 5/23/2016(2)                                           4,500,000             3,768,750
         Windstream Corp., 8.125%, 8/1/2013                                      10,800,000            10,449,000
        Wireless Telecommunication Services -- 0.03%
         Digicel SA, 12.00%, 4/1/2014                                             1,000,000             1,020,000

                                                                                                      101,601,559
      TRANSPORTATION -- 1.32%
        Air Freight & Logistics -- 0.16%
         FedEx Corp., 5.50%, 8/15/2009                                            5,000,000             5,018,625
        Road & Rail -- 0.40%
         Hertz Corp., 8.875%, 1/1/2014                                           13,205,000            12,148,600
        Transportation Infrastructure -- 0.76%
         Southern Cross Air Corp., 4.913%, 12/20/2016                            38,898,300            23,194,740

                                                                                                       40,361,965
      UTILITIES -- 6.40%
        Electric Utilities -- 3.01%
         Alabama Power Capital Trust V, 5.50%, 10/1/2042                          4,000,000             3,508,156
         Aquila, Inc., 7.95%, 2/1/2011                                            3,000,000             3,104,286
         Arizona Public Services Co., 5.50%, 9/1/2035                             5,000,000             3,831,290
         Arizona Public Services Co., 8.75%, 3/1/2019                             6,500,000             7,086,846
         Enel Finance International S.A., 6.25%, 9/15/2017 (2), (3)              38,000,000            39,674,812
         Entergy Gulf States Louisiana, LLC, 6.00%, 5/1/2018                      9,000,000             8,862,417
         Great River Energy, 5.829%, 7/1/2017(2)                                  2,518,781             2,423,572
         Monongahela Power Co., 7.95%, 12/15/2013 (2)                             2,000,000             2,129,350
         Texas-New Mexico Power, 9.50%, 4/1/2019 (2)                             19,000,000            21,238,295
        Gas Utilities -- 0.33%
         Southwest Gas Corp., 7.625%, 5/15/2012                                   9,465,000            10,034,963
        Multi-utilities -- 3.06%
         Amerenenergy Generating, 7.00%, 4/15/2018                                9,050,000             8,158,050
         Black Hills Corp., 9.00%, 5/15/2014                                      4,500,000             4,621,595
         Dominion Resources, Inc., 8.875%, 1/15/2019                             14,750,000            17,589,980
         Enogex, LLC, 6.875%, 7/15/2014 (2)                                       2,000,000             2,005,568
         Illinois Power Co., 9.75%, 11/15/2018                                    5,000,000             5,756,560
         NiSource Finance Corp., 6.15%, 3/1/2013                                 12,237,000            12,163,933
         NiSource Finance Corp., 6.40%, 3/15/2018                                20,000,000            18,349,860
         Sempra Energy, 9.80%, 12/1/2019                                          7,750,000             9,387,435
         Sempra Energy, 8.90%, 11/15/2013                                         2,000,000             2,234,868
         Union Electric Co., 6.70%, 2/1/2019                                      2,500,000             2,612,725
         Ville De Montreal, 5.45%, 12/1/2019                                     10,000,000             8,889,309
         Wisconsin Energy Corp., 6.25%, 5/15/2067                                 2,365,000             1,726,450

                                                                                                      195,390,320

    TOTAL CORPORATE BONDS (Cost $987,262,771)                                                       1,027,555,504

    CONVERTIBLE BONDS -- 4.31%
      COMMERCIAL & PROFESSIONAL SERVICES -- 0.11%
        Commercial Services & Supplies -- 0.11%
         Covanta Holding Corp., 1.00%, 2/1/2027                                   4,000,000             3,470,000

                                                                                                        3,470,000
      DIVERSIFIED FINANCIALS -- 1.04%
        Diversified Financial Services -- 1.04%
         KKR Financial Holdings LLC, 7.00%, 7/15/2012                            64,100,000            31,649,375

                                                                                                       31,649,375
      ENERGY -- 0.32%
        Oil, Gas & Consumable Fuels -- 0.32%
         Chesapeake Energy Corp., 2.25%, 12/15/2038                              16,000,000             9,820,000

                                                                                                        9,820,000
      FOOD & STAPLES RETAILING -- 0.11%
        Food & Staples Retailing -- 0.11%
         Rite Aid Corp., 8.50%, 5/15/2015                                         4,250,000             3,346,875

                                                                                                        3,346,875
      REAL ESTATE -- 1.83%
        Real Estate Investment Trusts -- 1.83%
         Extra Space Storage, LP, 3.625%, 4/1/2027 (2)                           10,000,000             8,537,500
         MPT Operating Partnership, L.P., 6.125%, 11/15/2011 (2)                 18,750,000            14,695,312
         Vornado Realty Trust, 2.85%, 4/1/2027                                   35,800,000            31,146,000
         Washington REIT, 3.875%, 9/15/2026                                       1,470,000             1,390,988

                                                                                                       55,769,800
      TELECOMMUNICATION SERVICES -- 0.90%
        Diversified Telecommunication Services -- 0.13%
         Level 3 Communications, Inc., 5.25%, 12/15/2011                          5,000,000             4,075,000
        Wireless Telecommunication Services -- 0.77%
         NII  Holdings, 3.125%, 6/15/2012                                        23,500,000            18,065,625
         SBA Communications Corp., 1.875%, 5/1/2013 (2)                           6,500,000             5,354,375

                                                                                                       27,495,000

    TOTAL CONVERTIBLE BONDS (Cost $142,956,686)                                                       131,551,050

    MUNICIPAL BONDS -- 0.06%
         Victor New York, 9.20%, 5/1/2014                                         1,735,000             1,742,408

    TOTAL MUNICIPAL BONDS (Cost $1,821,955)                                                             1,742,408

    U.S. GOVERNMENT AGENCIES -- 0.38%
         Federal National Mtg Association REMIC Series 2006-B1 Class AB,
         6.00%, 6/25/2016                                                        11,200,765            11,528,437

    TOTAL U.S. GOVERNMENT AGENCIES (Cost $11,164,859)                                                  11,528,437

    FOREIGN BONDS -- 0.67%
      CONSUMER SERVICES -- 0.04%
        Hotels, Restaurants & Leisure -- 0.04%
         FU JI Food and Catering (HKD), 0%, 10/18/2010 (5)                       12,500,000             1,363,330

                                                                                                        1,363,330
      ENERGY -- 0.20%
        Oil, Gas & Consumable Fuels -- 0.20%
         OAO Gazprom (RUB), 7.25%, 2/22/2010 (2)                                195,000,000             5,974,686

                                                                                                        5,974,686
      MEDIA -- 0.01%
        Media -- 0.01%
         Independent News & Media plc (EUR), 4.715%, 5/17/2009 (4)+                 600,000               252,513

                                                                                                          252,513
      MISCELLANEOUS -- 0.42%
        Miscellaneous -- 0.42%
         Regional Muni of York (CAD), 5.00%, 4/29/2019                            4,500,000             3,952,835
         Republic of Brazil (BRL), 12.50%, 1/5/2016                              15,750,000             8,921,919

                                                                                                       12,874,754

    TOTAL FOREIGN BONDS (Cost $22,358,106)                                                             20,465,283

    OTHER SECURITIES -- 1.63%
        Loan Participations -- 1.63%
         Charter Communications, Inc., 6.25%, 3/6/2014                            5,332,300             4,783,500
         Charter Communications, Inc., 6.25%, 3/6/2014                              891,300               799,567
         Charter Communications, Inc., 6.25%, 3/6/2014                            1,736,098             1,557,418
         Crown Castle Operating Co., 1.819%, 3/6/2014                             2,984,772             2,776,255
         Fairpoint Communications, Inc. Term Loan B, 5.75%, 3/8/2015              8,977,669             6,679,386
         Global Crossing Ltd., 5.00%, 5/15/2011                                   9,250,000             8,070,625
         Mylan Laboratories, Inc., 3.875%, 10/2/2014                              7,824,726             7,536,620
         Mylan Laboratories, Inc., 3.625%, 10/2/2014                                533,803               514,148
         Mylan Laboratories, Inc., 3.625%, 10/2/2014                              1,341,471             1,292,078
         Texas Comp Electric Holdings, LLC, 3.821%, 10/10/2014                    7,878,788             5,623,485
         Texas Comp Electric Holdings, LLC, 3.821%, 10/10/2014                   13,787,879             9,823,864
         Texas Comp Electric Holdings, LLC, 3.819%, 10/31/2014                       70,707                50,379
         Texas Comp Electric Holdings, LLC, 3.819%, 10/10/2014                       80,808                57,677
         Texas Comp Electric Holdings, LLC, 3.819%, 10/31/2014                       70,707                50,379

                                                                                                       49,615,381

    TOTAL OTHER SECURITIES (Cost $48,418,440)                                                          49,615,381

    SHORT TERM INVESTMENTS -- 1.55%
         AGL Capital Corp., 0.45%, 7/1/2009                                      35,000,000            35,000,000
         California State, put 7/8/2009 (LOC: Bank of America) (weekly
         demand notes), 0.24%, 5/1/2040                                           2,500,000             2,500,000
         Chicago GO, put 7/8/2009 (Insured: FSA/SPA: Dexia Credit Local)
         (weekly demand notes), 0.85%, 1/1/2040                                   4,600,000             4,600,000
         New York City GO, put 7/1/2009 (Insured: FSA/SPA: Dexia Credit
         Local) (daily demand notes), 0.18%, 11/1/2026                            5,200,000             5,200,000

    TOTAL SHORT TERM INVESTMENTS (Cost $47,300,000)                                                    47,300,000

    TOTAL INVESTMENTS -- 100.41% (Cost $3,360,660,713)                                           $  3,065,173,184


    LIABILITIES NET OF OTHER ASSETS -- (0.41)%                                                        (12,396,854)

    NET ASSETS -- 100.00%                                                                        $  3,052,776,330

 Footnote Legend
+ Non-income producing

(1) Investment in Affiliates
Holdings of voting securities of each portfolio company which is considered "affiliated" to the Fund under the Investment Company Act of 1940 because the Fund's holding represented 5% or more of the company's voting securities during the period, are shown below:

                               Shares at                                  Shares at         Market Value
                               Sept. 30,          Gross        Gross       June 30,           June 30,         Dividend
Issuer                           2008           Additions    Reductions      2009               2009            Income
Invesco Mortgage Capital, Inc.        --         841,000             --     841,000         $16,382,680      $       --

Total non-controlled affiliated issuers - 0.54% of net assets

(2) Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2009, the aggregate value of these securities in the Fund's portfolio was $338,569,469, representing 11.09% of the Fund's net assets.

(3) Yankee Bond-Denominated in U.S. dollars and is publicly issued in the U.S. by foreign banks and corporations.

(4) Bond in default.

(5) Security currently fair valued by the valuation and pricing committee using procedures approved by the Trustees.

To simplify the listings of securities, abbreviations are used per the table below:
ARM        Adjustable Rate Mortgage
BRL        Denominated in Brazilian Dollars
CAD        Denominated in Canadian Dollars
CPI        Consumer Price Index
EUR        Denominated in Euro Dollars
FSA        Insured by Financial Security Assurance Co.
GO         General Obligation
HKD        Denominated in Hong Kong Dollars
LIBOR      London Interbank Offered Rate
LOC        Letter of Credit
Mtg        Mortgage
Pfd        Preferred Stock
REIT       Real Estate Investment Trust
REMIC      Real Estate Mortgage Investment Conduit
RUB        Denominated in Russian Rubles
SBA        Small Business Administration
SPA        Stand-by Purchase Agreement

Notes to Schedule of Investments:

Valuation of Investments: Portfolio securities listed or traded on a national securities exchange are valued on the valuation date at the last reported sale price on the exchange that is the primary market for the security. Portfolio securities traded on an exchange for which there has been no sale that day and other equity securities traded in the over-the-counter market are valued at the mean between the last reported bid and asked prices. Portfolio securities reported by NASDAQ are valued at the NASDAQ official closing price. Any foreign security traded on exchanges outside the United States is valued at the price of the security on the exchange that is normally the security's primary market, as of the close of that exchange preceding the time of the Fund's valuation.

Any debt obligations held by the Fund have a primary market over the counter and are valued by an independent pricing service approved by the Trustees of the Trust. The pricing service ordinarily values debt obligations at quoted bid prices. When quotations are not available, debt obligations held by the Fund are valued at evaluated prices determined by the pricing service using methods which include consideration of yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity, and rating, and indications as to value from dealers and general market conditions. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

Quotations in foreign currencies for foreign portfolio investments are converted to U.S. dollar equivalents using the foreign exchange quotation in effect at the time of valuation. In any case where the market value of an equity security held by the Fund is not readily available, the Trust's valuation and pricing committee determines a fair value for the security using procedures approved by the Trustees, which may include the use of prices obtained from an independent pricing service. The pricing service ordinarily values equity securities in these instances, using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures and index data and other data. A security's market value is deemed not readily available whenever the exchange or market on which the security is primarily traded is closed for the entire scheduled day of trading. Additionally, a security's market value may be deemed not readily available under other circumstances identified by the Trustees, including when developments occurring after the most recent close of the security's primary exchange or market, but before the most recent close of trading in Fund shares, create a serious question about the reliability of the security's market value.

In any case where a pricing service fails to provide a price for a debt obligation held by the Fund, the valuation and pricing committee determines a fair value for the debt obligation using procedures approved by the Trustees. Additionally, in any case where management believes that a price provided by a pricing service for a debt obligation held by the Fund may be unreliable, the valuation and pricing committee decides whether or not to use the pricing service's valuation or to determine a fair value for the debt obligation.

In determining fair value for any portfolio security or other investment, the valuation and pricing committee seeks to determine the amount that an owner of the investment might reasonably expect to receive upon a sale of the investment. However, because fair value prices are estimated prices, the valuation and pricing committee's determination of fair value for an investment may differ from the value that would be realized by the Fund upon a sale of the investment, and that difference could be material to the Fund's financial statements. The valuation and pricing committee's determination of fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation Measurements: Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three levels listed below.

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment rates, credit risk, etc.)

Level 3: Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table displays a summary of the inputs used to value the Fund's net assets as of June 30, 2009. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

 Investments in Securities                   Total              Level 1                  Level 2             Level 3

    Common Stock                       $  1,617,787,517   $  1,617,787,517      $               --      $           --
    Preferred Stock                         103,325,880         98,518,380               4,807,500                  --
    Exchange Traded Funds                    43,245,724         43,245,724                      --                  --
    Asset Backed Securities                  11,056,000                 --              11,056,000                  --
    Corporate Bonds                       1,027,555,504                 --           1,027,555,504                  --
    Convertible Bonds                       131,551,050                 --             131,551,050                  --
    Municipal Bonds                           1,742,408                 --               1,742,408                  --
    U.S. Government Agencies                 11,528,437                 --              11,528,437                  --
    Foreign Bonds                            20,465,283                 --              20,465,283                  --
    Other Securities                         49,615,381                 --              49,615,381                  --
    Short Term Investments                   47,300,000                 --              47,300,000                  --

Total Investments in Securities        $  3,065,173,184   $  1,759,551,621      $    1,305,621,563       $          --

Other Financial Instruments

    Spot Currency                      $         12,176    $        12,176      $               --       $          --
    Forward Currency                        (21,050,734)                --             (21,050,734)                 --

Total Other Financial Instruments      $    (21,038,558)   $        12,176      $      (21,050,734)      $          --

Financial Instruments Not Specified in Schedule of Investments: As of the date of this report, June 30, 2009, the Fund was a party to currency forward exchange contracts not specified in the foregoing Schedule of Investments for the Fund. A forward exchange contract is an agreement between two parties to exchange different currencies at a specified rate at an agreed upon future date. In each case these contracts were purchased in conjunction with foreign securities transactions, in order to minimize the risk to the Fund with respect to its foreign securities transactions from adverse changes in the relationship between the U.S. dollar and foreign currencies. These contracts may involve risks in addition to the risks associated with the Fund's investments shown in the Schedule of Investments, including the possible inability of counterparties to meet the terms of their contracts, future movements in currency value and interest rates and contract positions that are not exact offsets. The Fund's positions in these instruments are set out below as of June 30, 2009, and the unrealized appreciation or (depreciation) shown for each contract reflects the difference between the forward exchange rates at June 30, 2009 and the forward exchange rates at the date of entry into the contract.

CONTRACTS TO BUY OR SELL:
                                        Contract        Contract           Value        Unrealized       Unrealized
Contract Description       Buy/Sell      Amount        Value Date          (USD)       Appreciation    (Depreciation)
Euro Dollar                  Sell      200,000,000      10/5/2009    $ 264,770,000    $           -    $ (15,743,263)
Great Britain Pound          Sell       15,500,000      10/5/2009       22,851,650                -       (2,644,131)
Swiss Franc                  Sell       68,000,000      10/5/2009       59,996,471                -       (2,663,340)

Total unrealized appreciation (depreciation) from forward exchange contracts          $           -    $ (21,050,734)

Other Notes:
Information respecting the Fund's significant accounting policies is provided in the Fund's most recent Semi-Annual Report.


SCHEDULE OF INVESTMENTS                                                                                (UNAUDITED)

Thornburg Global Opportunities Fund                                                                   June 30, 2009

CUSIPS: CLASS A - 885-215-343, CLASS C - 885-215-335, CLASS I - 885-215-327,
CLASS R3 - 885-215-145, CLASS R4 - 885-215-137, CLASS R5 - 885-215-129 NASDAQ
SYMBOLS: CLASS A - THOAX, CLASS C - THOCX, CLASS I - THOIX, CLASS R3 - THORX,
CLASS R4 - THOVX, CLASS R5 -
THOFX
                                                                                   Shares/
                                                                                  Principal
                                                                                    Amount                  Value

    COMMON STOCK -- 75.92%
      BANKS -- 10.14%
        Commercial Banks -- 10.14%
         China Merchants Bank Co., Ltd.                                            3,202,700      $       7,306,242
         Liechtensteinische Landesbank AG                                            163,078              9,455,537
         SVB Financial Group+                                                        270,100              7,352,122

                                                                                                         24,113,901
      CAPITAL GOODS -- 4.85%
        Aerospace & Defense -- 3.20%
         Spirit Aerosystems Holdings, Inc.+                                          553,300              7,602,342
        Trading Companies & Distributors -- 1.65%
         Babcock & Brown Air Ltd. ADR                                                506,013              3,936,781

                                                                                                         11,539,123
      COMMERCIAL & PROFESSIONAL SERVICES -- 3.02%
        Professional Services -- 3.02%
         Huron Consulting Group, Inc.+                                               155,500              7,188,765

                                                                                                          7,188,765
      DIVERSIFIED FINANCIALS -- 3.06%
        Capital Markets -- 3.06%
         Apollo Investment Corp.                                                   1,212,700              7,276,200

                                                                                                          7,276,200
      ENERGY -- 8.62%
        Energy Equipment & Services -- 0.31%
         Precision Drilling Trust                                                    150,200                732,976
        Oil, Gas & Consumable Fuels -- 8.31%
         Capital Product Partners LP                                                 572,074              5,160,108
         Eni S.p.A.                                                                  298,200              7,048,854
         OAO Gazprom ADR                                                             373,481              7,562,990

                                                                                                         20,504,928
      FOOD & STAPLES RETAILING -- 2.60%
        Food & Staples Retailing -- 2.60%
         Walgreen Co.                                                                210,700              6,194,580

                                                                                                          6,194,580
      HEALTH CARE EQUIPMENT & SERVICES -- 1.52%
        Health Care Technology -- 1.52%
         Eclipsys Corp.+                                                             203,545              3,619,030

                                                                                                          3,619,030
      INSURANCE -- 6.09%
        Insurance -- 6.09%
         Transatlantic Holdings, Inc.                                                144,900              6,278,517
         Willis Group Holdings Ltd.                                                  319,200              8,213,016

                                                                                                         14,491,533
      PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES -- 9.06%
        Life Sciences Tools & Services -- 2.58%
         Bachem Holding AG                                                            98,911              6,144,672
        Pharmaceuticals -- 6.48%
         Roche Holding AG                                                             43,200              5,872,385
         Teva Pharmaceutical Industries Ltd. ADR                                     193,400              9,542,356

                                                                                                         21,559,413
      SOFTWARE & SERVICES -- 5.36%
        Information Technology Services -- 2.19%
         Amdocs Ltd.+                                                                144,500              3,099,525
         Cia Brasileira De Meios De Pagamento SA+                                    245,100              2,107,647
        Internet Software & Services -- 2.20%
         Google, Inc.+                                                                12,410              5,231,932
        Software -- 0.97%
         Microsoft Corp.                                                              97,500              2,317,575

                                                                                                         12,756,679
      TECHNOLOGY HARDWARE & EQUIPMENT -- 5.13%
        Computers & Peripherals -- 5.13%
         Dell, Inc.+                                                                 888,800             12,203,224

                                                                                                         12,203,224
      TELECOMMUNICATION SERVICES -- 16.47%
        Diversified Telecommunication Services -- 6.40%
         Global Crossing Ltd.+                                                     1,189,399             10,918,683
         Telefonica SA                                                               190,700              4,312,476
        Wireless Telecommunication Services -- 10.07%
         China Mobile Ltd.                                                           735,500              7,364,443
         Crown Castle International Corp.+                                           313,700              7,535,074
         Millicom International Cellular S.A.                                        160,800              9,046,608

                                                                                                         39,177,284

    TOTAL COMMON STOCK (Cost $205,377,488)                                                              180,624,660

    PREFERRED STOCK -- 6.28%
      BANKS -- 6.28%
        Commercial Banks -- 6.28%
         Huntington Bancshares Pfd                                                     7,405              5,498,213
         Fifth Third Bancorp Pfd                                                     107,200              9,444,320

    TOTAL PREFERRED STOCK (Cost $5,086,855)                                                              14,942,533

    CORPORATE BONDS -- 15.39%
      INSURANCE -- 10.54%
        Insurance -- 10.54%
         Swiss Re Capital I, LP, 6.854%, 5/29/2049 (1), (2)                     $ 31,765,000             17,483,456
         ZFS Finance Trust IV, 5.875%, 5/9/2062 (1)                               10,500,000              7,590,450

                                                                                                         25,073,906
      TELECOMMUNICATION SERVICES -- 4.85%
        Diversified Telecommunication Services -- 4.85%
         Level 3 Communications, Inc., 3.50%, 6/15/2012                           16,500,000             11,550,000

                                                                                                         11,550,000

    TOTAL CORPORATE BONDS (Cost $29,710,334)                                                             36,623,906

    CONVERTIBLE BONDS -- 0.62%
      ENERGY -- 0.62%
        Oil, Gas & Consumable Fuels -- 0.62%
         Chesapeake Energy Corp., 2.75%, 11/15/2035                                1,700,000              1,472,625

   TOTAL CONVERTIBLE BONDS (Cost $1,339,730)                                                              1,472,625

    SHORT TERM INVESTMENTS -- 2.94%
         Vodafone Group plc, 0.45%, 7/1/2009                                       7,000,000              7,000,000

    TOTAL SHORT TERM INVESTMENTS (Cost $7,000,000)                                                        7,000,000

    TOTAL INVESTMENTS -- 101.15% (Cost $248,514,407)                                              $     240,663,724

    LIABILITIES NET OF OTHER ASSETS -- (1.15)%                                                          (2,725,593)

    NET ASSETS -- 100.00%                                                                         $     237,938,131

 Footnote Legend
+ Non-income producing

(1) Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2009, the aggregate value of these securities in the Fund's portfolio was $25,073,906, representing 10.54% of the Fund's net assets.

(2) Yankee Bond - Denominated in U.S. dollars and is publicly issued in the U.S. by foreign banks and corporations.

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ADR        American Depository Receipt
CAD        Denominated in Canadian Dollars
Pfd        Preferred Stock

Notes to Schedule of Investments:

Valuation of Investments: Portfolio securities listed or traded on a national securities exchange are valued on the valuation date at the last reported sale price on the exchange that is the primary market for the security. Portfolio securities traded on an exchange for which there has been no sale that day and other equity securities traded in the over-the-counter market are valued at the mean between the last reported bid and asked prices. Portfolio securities reported by NASDAQ are valued at the NASDAQ official closing price. Any foreign security traded on exchanges outside the United States is valued at the price of the security on the exchange that is normally the security's primary market, as of the close of that exchange preceding the time of the Fund's valuation.

Any debt obligations held by the Fund have a primary market over the counter and are valued by an independent pricing service approved by the Trustees of the Trust. The pricing service ordinarily values debt obligations at quoted bid prices. When quotations are not available, debt obligations held by the Fund are valued at evaluated prices determined by the pricing service using methods which include consideration of yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity, and rating, and indications as to value from dealers and general market conditions. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

Quotations in foreign currencies for foreign portfolio investments are converted to U.S. dollar equivalents using the foreign exchange quotation in effect at the time of valuation. In any case where the market value of an equity security held by the Fund is not readily available, the Trust's valuation and pricing committee determines a fair value for the security using procedures approved by the Trustees, which may include the use of prices obtained from an independent pricing service. The pricing service ordinarily values equity securities in these instances, using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures and index data and other data. A security's market value is deemed not readily available whenever the exchange or market on which the security is primarily traded is closed for the entire scheduled day of trading. Additionally, a security's market value may be deemed not readily available under other circumstances identified by the Trustees, including when developments occurring after the most recent close of the security's primary exchange or market, but before the most recent close of trading in Fund shares, create a serious question about the reliability of the security's market value.

In any case where a pricing service fails to provide a price for a debt obligation held by the Fund, the valuation and pricing committee determines a fair value for the debt obligation using procedures approved by the Trustees. Additionally, in any case where management believes that a price provided by a pricing service for a debt obligation held by the Fund may be unreliable, the valuation and pricing committee decides whether or not to use the pricing service's valuation or to determine a fair value for the debt obligation.

In determining fair value for any portfolio security or other investment, the valuation and pricing committee seeks to determine the amount that an owner of the investment might reasonably expect to receive upon a sale of the investment. However, because fair value prices are estimated prices, the valuation and pricing committee's determination of fair value for an investment may differ from the value that would be realized by the Fund upon a sale of the investment, and that difference could be material to the Fund's financial statements. The valuation and pricing committee's determination of fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation Measurements: Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three levels listed below.

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment rates, credit risk, etc.)

Level 3: Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table displays a summary of the inputs used to value the Fund's net assets as of June 30, 2009. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

 Investments in Securities                   Total              Level 1                 Level 2             Level 3

    Common Stock                       $    180,624,660   $    180,624,660      $             --       $          --
    Preferred Stock                          14,942,533         14,942,533                    --                  --
    Corporate Bonds                          36,623,906                  --           36,623,906                  --
    Convertible Bonds                         1,472,625                  --            1,472,625                  --
    Short Term Investments                    7,000,000                  --            7,000,000                  --

Total Investments in Securities        $    240,663,724   $    195,567,193      $     45,096,531      $           --

Other Financial Instruments

    Spot Currency                      $         (6,148)   $       (6,148)      $            --       $           --
    Forward Currency                         (1,745,054)                --            (1,745,054)                 --

Total Other Financial Instruments      $     (1,751,202)   $       (6,148)      $     (1,745,054)     $           --


Financial Instruments Not Specified in Schedule of Investments: As of the date of this report, June 30, 2009, the Fund was a party to currency forward exchange contracts not specified in the foregoing Schedule of Investments for the Fund. A forward exchange contract is an agreement between two parties to exchange different currencies at a specified rate at an agreed upon future date. In each case these contracts were purchased in conjunction with foreign securities transactions, in order to minimize the risk to the Fund with respect to its foreign securities transactions from adverse changes in the relationship between the U.S. dollar and foreign currencies. These contracts may involve risks in addition to the risks associated with the Fund's investments shown in the Schedule of Investments, including the possible inability of counterparties to meet the terms of their contracts, future movements in currency value and interest rates and contract positions that are not exact offsets. The Fund's positions in these instruments are set out below as of June 30, 2009, and the unrealized appreciation or (depreciation) shown for each contract reflects the difference between the forward exchange rates at June 30, 2009 and the forward exchange rates at the date of entry into the contract.

CONTRACTS TO BUY OR SELL:
                                         Contract        Contract           Value        Unrealized       Unrealized
Contract Description       Buy/Sell       Amount        Value Date          (USD)       Appreciation    (Depreciation)

Euro Dollar                  Sell         750,000        8/20/2009   $   10,969,438   $           --   $  ( 1,305,248)
Euro Dollar                  Buy        2,430,000        8/20/2009        3,280,743          128,112               --
Swiss Franc                  Sell      14,500,000        10/5/2009       12,793,365               --         (567,918)

Total unrealized appreciation (depreciation)from forward exchange contracts           $      128,112   $   (1,873,166)

Other Notes:
Information respecting the Fund's significant accounting policies is provided in the Fund's most recent Semi Annual Report.


SCHEDULE OF INVSTMENTS                                                                                 (UNAUDITED)

Thornburg International Growth Fund                                                                   June 30, 2009

CUSIPS: CLASS A - 885-215-319, CLASS C - 885-215-293, CLASS I - 885-215-244,
CLASS R3 - 885-215-178, CLASS R4 - 885-215-160, CLASS R5 - 885-215-152 NASDAQ
SYMBOLS: CLASS A - TIGAX, CLASS C - TIGCX, CLASS I - TINGX, CLASS R3 - TIGVX,
CLASS R4 - TINVX, CLASS R5 - TINFX
                                                                                   Shares/
                                                                                  Principal
                                                                                    Amount                  Value
    COMMON STOCK -- 88.15%
      BANKS -- 5.59%
        Commercial Banks -- 5.59%
         Asya Katilim Bankasi AS+                                                    543,200     $          754,444
         BPM Group                                                                    70,200                418,048
         Commercial Bank of Qatar                                                     19,100                331,626
         Industrial & Commercial Bank of China Ltd.                                1,787,000              1,247,433
         Marfin Popular Bank ADR                                                      83,350                488,681

                                                                                                          3,240,232
      CAPITAL GOODS -- 1.01%
        Machinery -- 1.01%
         Taewoong Co., Ltd.                                                            8,300                585,714

                                                                                                            585,714
      COMMERCIAL & PROFESSIONAL SERVICES -- 2.68%
        Commercial Services & Supplies -- 2.68%
         Seek Ltd.                                                                   461,665              1,551,280

                                                                                                          1,551,280
      CONSUMER SERVICES -- 2.92%
        Diversified Consumer Services -- 2.92%
         New Oriental Education & Technology Group, Inc. ADR+                         25,100              1,690,736

                                                                                                          1,690,736
      DIVERSIFIED FINANCIALS -- 8.47%
        Diversified Financial Services -- 8.47%
         Banco ABC Brasil S.A.                                                       204,500                777,507
         BM&F Bovespa SA                                                             354,335              2,130,169
         Deutsche Boerse AG                                                           25,800              2,000,777

                                                                                                          4,908,453
      ENERGY -- 5.08%
        Oil, Gas & Consumable Fuels -- 5.08%
         BPZ Resources, Inc.+                                                         92,980                454,672
         OAO Gazprom ADR                                                              46,000                931,500
         Petroleo Brasileiro S.A. ADR                                                 27,300                910,728
         Tupras-Turkiye Petrol Rafinerileri A.S.                                      53,400                651,558

                                                                                                          2,948,458
      FOOD & STAPLES RETAILING -- 1.17%
        Food & Staples Retailing -- 1.17%
         Drogasil S.A.                                                                71,100                679,977

                                                                                                            679,977
      FOOD, BEVERAGE & TOBACCO -- 4.72%
        Beverages -- 1.94%
         Coca-Cola Hellenic Bottling Co. S.A.                                         54,500              1,123,893
        Food Products -- 2.78%
         Nestle S.A.                                                                  42,810              1,612,245

                                                                                                          2,736,138
      HOUSEHOLD & PERSONAL PRODUCTS -- 0.21%
        Household Products -- 0.21%
         Bawang International+                                                       400,000                124,077

                                                                                                            124,077
      INSURANCE -- 1.98%
        Insurance -- 1.98%
         Renaissance RE Holdings Ltd.                                                 24,632              1,146,373

                                                                                                          1,146,373
      MEDIA -- 4.45%
        Media -- 4.45%
         Airmedia Group, Inc. ADR+                                                   230,891              1,486,938
         RRsat Global Communications Network                                          89,211              1,091,943

                                                                                                          2,578,881
      PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES -- 11.67%
        Biotechnology -- 3.05%
         Actelion Ltd.+                                                               33,800              1,768,469
        Pharmaceuticals -- 8.62%
         Novo Nordisk A/S                                                             24,800              1,340,806
         Pronova BioPharma AS+                                                       405,500              1,078,365
         Roche Holding AG                                                              6,200                842,796
         Teva Pharmaceutical Industries Ltd. ADR                                      35,200              1,736,768

                                                                                                          6,767,204
      SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 4.35%
        Semiconductors & Semiconductor Equipment -- 4.35%
         Arm Holdings plc                                                            659,700              1,299,692
         Taiwan Semiconductor Manufacturing Co.,  Ltd. ADR                           130,000              1,223,300

                                                                                                          2,522,992
      SOFTWARE & SERVICES -- 18.57%
        Information Technology Services -- 3.43%
         Amdocs Ltd.+                                                                 92,829              1,991,182
        Internet Software & Services -- 9.03%
         Baidu, Inc. ADR+                                                              6,100              1,836,649
         Open Text Corp.+                                                             27,800              1,012,476
         Telecity Group plc+                                                         486,200              2,383,690
        Software -- 6.11%
         Nintendo Co. Ltd.                                                             6,400              1,769,160
         Solera Holdings, Inc.+                                                       69,800              1,772,920

                                                                                                         10,766,077
      TECHNOLOGY HARDWARE & EQUIPMENT -- 3.90%
        Communications Equipment -- 3.90%
         Research In Motion Ltd.+                                                     31,800              2,259,390

                                                                                                          2,259,390
      TELECOMMUNICATION SERVICES -- 9.71%
        Diversified Telecommunication Services -- 6.23%
         PT Telekomunikasi Indonesia                                               2,084,000              1,531,227
         Telefonica SA                                                                92,000              2,080,482
        Wireless Telecommunication Services -- 3.48%
         America Movil SAB de C.V.                                                 1,040,800              2,019,436
                                                                                                          5,631,145
      UTILITIES -- 1.67%
        Independent Power Producers & Energy Traders -- 1.67%
         PNOC Energy Development Corp.                                            11,810,032                969,343

                                                                                                            969,343

    TOTAL COMMON STOCK (Cost $55,435,737)                                                                51,106,470

    EXCHANGE TRADED FUNDS -- 1.69%
         iShares MSCI Emerging Markets Index                                          30,400                979,792

    TOTAL EXCHANGE TRADED FUNDS (Cost $681,629)                                                             979,792

    SHORT TERM INVESTMENTS -- 10.18%
         American Water Capital, 0.85%, 7/2/2009                                $  3,000,000              2,999,929
         Vodafone Group plc, 0.45%, 7/1/2009                                       2,900,000              2,900,000

    TOTAL SHORT TERM INVESTMENTS (Cost $5,899,929)                                                        5,899,929

    TOTAL INVESTMENTS -- 100.02% (Cost $62,017,295)                                               $      57,986,191

    LIABILITIES NET OF OTHER ASSETS -- (0.02)%                                                             (12,304)

    NET ASSETS -- 100.00%                                                                         $      57,973,887

Footnote Legend
+ Non-income producing

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ADR        American Depository Receipt

Notes to Schedule of Investments:

Valuation of Investments: Portfolio securities listed or traded on a national securities exchange are valued on the valuation date at the last reported sale price on the exchange that is the primary market for the security. Portfolio securities traded on an exchange for which there has been no sale that day and other equity securities traded in the over-the-counter market are valued at the mean between the last reported bid and asked prices. Portfolio securities reported by NASDAQ are valued at the NASDAQ official closing price. Any foreign security traded on exchanges outside the United States is valued at the price of the security on the exchange that is normally the security's primary market, as of the close of that exchange preceding the time of the Fund's valuation.

Any debt obligations held by the Fund have a primary market over the counter and are valued by an independent pricing service approved by the Trustees of the Trust. The pricing service ordinarily values debt obligations at quoted bid prices. When quotations are not available, debt obligations held by the Fund are valued at evaluated prices determined by the pricing service using methods which include consideration of yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity, and rating, and indications as to value from dealers and general market conditions. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

Quotations in foreign currencies for foreign portfolio investments are converted to U.S. dollar equivalents using the foreign exchange quotation in effect at the time of valuation. In any case where the market value of an equity security held by the Fund is not readily available, the Trust's valuation and pricing committee determines a fair value for the security using procedures approved by the Trustees, which may include the use of prices obtained from an independent pricing service. The pricing service ordinarily values equity securities in these instances, using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures and index data and other data. A security's market value is deemed not readily available whenever the exchange or market on which the security is primarily traded is closed for the entire scheduled day of trading. Additionally, a security's market value may be deemed not readily available under other circumstances identified by the Trustees, including when developments occurring after the most recent close of the security's primary exchange or market, but before the most recent close of trading in Fund shares, create a serious question about the reliability of the security's market value.

In any case where a pricing service fails to provide a price for a debt obligation held by the Fund, the valuation and pricing committee determines a fair value for the debt obligation using procedures approved by the Trustees. Additionally, in any case where management believes that a price provided by a pricing service for a debt obligation held by the Fund may be unreliable, the valuation and pricing committee decides whether or not to use the pricing service's valuation or to determine a fair value for the debt obligation.

In determining fair value for any portfolio security or other investment, the valuation and pricing committee seeks to determine the amount that an owner of the investment might reasonably expect to receive upon a sale of the investment. However, because fair value prices are estimated prices, the valuation and pricing committee's determination of fair value for an investment may differ from the value that would be realized by the Fund upon a sale of the investment, and that difference could be material to the Fund's financial statements. The valuation and pricing committee's determination of fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation Measurements: Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three levels listed below.

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment rates, credit risk, etc.)

Level 3: Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table displays a summary of the inputs used to value the Fund's net assets as of June 30, 2009. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

Investments in Securities                      Total             Level 1             Level 2             Level 3

    Common Stock                       $     51,106,470   $     51,106,470      $         --        $         --
    Exchange Traded Funds                       979,792            979,792                --                  --
    Short Term Investments                    5,899,929                 --         5,899,929                  --

Total Investments in Securities        $     57,986,191   $     52,086,262      $  5,899,929        $         --

Other Financial Instruments

    Spot Currency                      $            (26)  $            (26)     $         --        $         --
    Forward Currency                              4,343                 --             4,343                  --

Total Other Financial Instruments      $          4,317   $            (26)     $      4,343        $         --

Financial Instruments Not Specified in Schedule of Investments: As of the date of this report, June 30, 2009, the Fund was a party to currency forward exchange contracts not specified in the foregoing Schedule of Investments for the Fund. A forward exchange contract is an agreement between two parties to exchange different currencies at a specified rate at an agreed upon future date. In each case these contracts were purchased in conjunction with foreign securities transactions, in order to minimize the risk to the Fund with respect to its foreign securities transactions from adverse changes in the relationship between the U.S. dollar and foreign currencies. These contracts may involve risks in addition to the risks associated with the Fund's investments shown in the Schedule of Investments, including the possible inability of counterparties to meet the terms of their contracts, future movements in currency value and interest rates and contract positions that are not exact offsets. The Fund's positions in these instruments are set out below as of June 30, 2009, and the unrealized appreciation or (depreciation) shown for each contract reflects the difference between the forward exchange rates at June 30, 2009 and the forward exchange rates at the date of entry into the contract.

CONTRACTS TO BUY OR SELL:
                                         Contract       Contract       Value           Unrealized        Unrealized
Contract Description       Buy/Sell       Amount       Value Date      (USD)          Appreciation     (Depreciation)
Philippine Peso              Sell      48,750,000      12/11/2009    $1,003,499      $    3,408        $           -
Philippine Peso              Buy        2,700,000      12/11/2009       55,012              377                    -
Philippine Peso              Buy        2,943,400      12/11/2009       59,825              558                    -

Total unrealized appreciation (depreciation) from forward exchange contracts         $    4,343        $           -

Other Notes:
Information respecting the Fund's significant accounting policies is provided in the Fund's most recent Semi Annual Report.


SCHEDULE OF INVESTMENTS                                                                                (UNAUDITED)

Thornburg Strategic Income Fund                                                                       June 30, 2009

CUSIPS: CLASS A - 885-215-228, CLASS C - 885-215-210, CLASS I - 885-215-194
NASDAQ SYMBOLS: CLASS A - TSIAX, CLASS C - TSICX, CLASS I - TSIIX
                                                                                   Shares/
                                                                                  Principal
                                                                                    Amount                 Value
    COMMON STOCK -- 5.70%
      BANKS -- 0.22%
        Commercial Banks -- 0.22%
         Webster Financial Corp.                                                      32,152      $         258,824

                                                                                                            258,824
      CONSUMER SERVICES -- 0.41%
        Hotels, Restaurants & Leisure -- 0.41%
         Berjaya Sports Toto Berhad                                                  176,700                253,865
         OPAP SA                                                                       8,300                221,229

                                                                                                            475,094
      DIVERSIFIED FINANCIALS -- 0.06%
        Diversified Financial Services -- 0.06%
         KKR Financial Holdings LLC                                                   73,000                 67,890

                                                                                                             67,890
      ENERGY -- 0.40%
        Oil, Gas & Consumable Fuels -- 0.40%
         Eni S.p.A.                                                                   19,500                460,941

                                                                                                            460,941
      INSURANCE -- 0.13%
        Insurance -- 0.13%
         Swiss Re                                                                      4,400                145,540

                                                                                                            145,540
      REAL ESTATE -- 1.94%
        Real Estate Investment Trusts -- 1.94%
         Annaly Capital Management, Inc.                                              72,900              1,103,706
         Chimera Investment Corp.                                                    165,900                578,991
         Invesco Mortgage Capital+                                                    29,000                564,920

                                                                                                          2,247,617
      TELECOMMUNICATION SERVICES -- 1.60%
        Diversified Telecommunication Services -- 1.23%
         France Telecom SA                                                            19,400                439,799
         Telefonica SA                                                                21,500                486,199
         Telstra Corp. Ltd.                                                          183,000                499,894
        Wireless Telecommunication Services -- 0.37%
         Mobistar SA                                                                   7,000                431,292

                                                                                                          1,857,184
       TRANSPORTATION -- 0.17%
        Transportation Infrastructure -- 0.17%
         Hopewell Highway Infrastructure Ltd.                                        359,000                199,186

                                                                                                            199,186
      UTILITIES -- 0.77%
        Electric Utilities -- 0.77%
         E. ON AG                                                                     13,100                463,476
         Enel S.p.A.                                                                  87,856                427,673

                                                                                                            891,149

    TOTAL COMMON STOCK (Cost $8,225,496)                                                                  6,603,425

    PREFERRED STOCK -- 1.16%
      BANKS -- 0.49%
        Commercial Banks -- 0.49%
         Huntington Bancshares Pfd                                                       750                556,875
         Webster Financial Corp. Pfd Series A                                             15                  8,850

                                                                                                            565,725
      INSURANCE -- 0.67%
        Insurance -- 0.67%
         Genworth Financial, Inc. Pfd Series A                                        20,000                780,000

                                                                                                            780,000

    TOTAL PREFERRED STOCK (Cost $1,539,075)                                                               1,345,725

    ASSET BACKED SECURITIES -- 2.28%
      BANKS -- 0.22%
        Commercial Banks -- 0.22%
         CW Capital Colbalt Series 2007-C2 Class A1, 5.064%, 9/15/2011          $     25,040                 25,122
         Greenwich Capital Commercial Funding Corp. Series 2007-GG9 Class
         A1, 5.233%, 3/10/2039                                                        27,207                 27,420
         Wachovia Bank Commercial Mtg Trust Series 2007-C30 Class A1,
         5.031%, 12/15/2043                                                           23,742                 23,854
         Wachovia Bank Commercial Mtg Trust Series 2007-C31 Class A1,
         5.14%, 4/15/2047                                                             14,045                 14,170
         Wells Fargo Asset Securities Corp. Series 2005-AR1 Class B1,
         4.549%, 2/25/2035                                                           399,570                 84,958
         Wells Fargo Asset Securities Corp. Series 2005-AR2 Class B1,
         4.686%, 3/25/2035                                                           395,478                 81,763

                                                                                                            257,287
      DIVERSIFIED FINANCIALS -- 2.06%
        Capital Markets -- 1.27%
         Bear Stearns ARM Mtg Series 2003-6 Class 2B-1, 4.829%, 8/25/2033          1,041,649                383,108
         Bear Stearns Commercial Mtg Securities Series 2007-PW15 Class A1,
         5.016%, 2/11/2044                                                             3,759                  3,762
         Bear Stearns Commercial Mtg Securities Series 2007-T26 Class A1,
         5.145%, 1/12/2045                                                            56,399                 56,602
         Bear Stearns Commercial Mtg Securities Series 2007-T28 Class A1,
         5.422%, 9/11/2042                                                            25,865                 26,188
         Commercial Mtg Series 2006-C8 Class A1, 5.108%, 12/10/2046                   18,145                 18,235
         Credit Suisse Mtg Capital Certificates Series 2007-C1 Class A1,
         5.227%, 2/15/2040                                                            18,546                 18,675
         Credit Suisse Mtg Capital Certificates Series 2007-C2 Class A1,
         5.269%, 1/15/2049                                                            13,235                 13,335
         Credit Suisse Mtg Capital Certificates Series 2007-C3 Class A1,
         5.664%, 6/15/2039                                                            17,920                 18,139
         GS Mtg Securities Corp. II Series 2007-GG10 Class A1, 5.69%,
         8/10/2045                                                                    33,078                 33,375
         LB-UBS Commercial Mtg Trust Series 2007-C1 Class A1, 5.391%,
         2/15/2040                                                                    15,478                 15,638
         LB-UBS Commercial Mtg Trust Series 2007-C2 Class A1, 5.226%,
         2/17/2040                                                                    14,869                 14,995
         Merrill Lynch Mtg Investors Trust, 3.715%, 8/25/2034                        395,651                136,275
         Merrill Lynch Mtg Trust, 5.394%, 11/12/2037                                 550,000                551,723
         Merrill Lynch/Countrywide Commercial Mtg Trust Series 2007-5 Class
         A1, 4.275%, 8/12/2048                                                        12,096                 12,042
         Merrill Lynch/Countrywide Commercial Mtg Trust Series 2007-6 Class
         A1, 5.175%, 3/12/2051                                                        15,627                 15,732
         Morgan Stanley Capital I Series 2007-HQ11 Class A1, 5.246%,
         2/20/2044                                                                    27,070                 27,265
         Morgan Stanley Capital I Series 2007-IQ13 Class A1, 5.05%,
         3/15/2044                                                                    25,042                 25,092
         Morgan Stanley Capital I Series 2007-IQ14 Class A1, 5.38%,
         4/15/2049                                                                    54,334                 55,049
         Morgan Stanley Capital I Series 2007-T25 Class A1, 5.391%,
         11/12/2049                                                                   39,449                 39,748
        Diversified Financial Services -- 0.79%
         Banc of America Commerical Mtg, Inc. Series 2007-2 Class A1,
         5.421%, 1/10/2012                                                            29,920                 30,339
         Banc of America Funding Corp. Series 2006-I Class SB1, 4.656%,
         12/20/2036                                                                  989,747                154,978
         Banc of America Mtg Services Series 2005-A Class B1, 4.717%,
         2/25/2035                                                                   966,428                289,732
         Citigroup Commercial Mtg Trust Series 2004-HYB2 Class B1, 4.875%,
         3/25/2034                                                                   262,543                 94,877
         Citigroup Commercial Mtg Trust Series 2007-C6 Class A1, 5.622%,
         12/10/2049                                                                   81,937                 83,171
         Citigroup/Deutsche Bank Commercial Mtg Series 2007-CD4 Class A1,
         4.977%, 12/11/2049                                                           44,641                 45,027
         JPMorgan Chase Commercial Mtg Securities Corp. Series 2006-LDP9
         Class A1, 5.17%, 5/15/2047                                                   34,447                 34,726
         JPMorgan Chase Commercial Mtg Securities Corp. Series 2007-LDPX
         Class A1, 5.122%, 1/15/2049                                                  15,823                 15,906
         JPMorgan Chase Series 2000-C9 Class A2, 7.77%, 10/15/2032                   168,698                169,329

                                                                                                          2,383,063

    TOTAL ASSET BACKED SECURITIES (Cost $5,196,217)                                                       2,640,350

    CORPORATE BONDS -- 74.89%
      AUTOMOBILES & COMPONENTS -- 0.81%
        Automobiles -- 0.81%
         American Honda Finance, 2.951%, 6/29/2011 (1)                               500,000                498,563
         Harley Davidson Funding Corp. Series C, 6.80%, 6/15/2018 (1)                500,000                433,809

                                                                                                            932,372
      BANKS -- 4.87%
        Commercial Banks -- 4.39%
         Banco Industrial e Comercial S.A., 7.00%, 4/23/2010 (2)                     500,000                497,500
         Bank of Scotland plc, 5.625%, 7/20/2009 (1), (2)                             37,000                 36,997
         Charter One Bank NA, 5.50%, 4/26/2011                                       250,000                253,772
         DBS Bank Ltd., 5.125%, 5/16/2017 (1), (2)                                   200,000                196,804
         Glitnir Banki HF, 4.421%, 1/18/2012 (1), (2), (3) +                         500,000                 81,250
         Islandsbanki, 4.41%, 10/15/2008 (1), (2), (3) +                              60,000                  9,750
         LandsBanki Islands HF, 5.73%, 8/25/2009 (1), (2), (3) +                     175,000                  5,250
         National City Bank Floating Rate Note, 0.999%, 6/7/2017                   1,000,000                682,012
         PNC Preferred Funding Trust III Floating Rate Note, 8.70%,
         12/31/2049 (1)                                                              500,000                410,005
         Provident Bank MD, 9.50%, 5/1/2018                                          750,000                667,952
         Shinhan Bank, 6.819%, 9/20/2036 (2)                                         100,000                 69,488
         Silicon Valley Bank, 6.05%, 6/1/2017                                      1,000,000                773,695
         Suntrust Bank, 7.25%, 3/15/2018                                           1,000,000                982,780
         Wells Fargo Capital XIII Preferred Note, 7.70%, 12/29/2049                  500,000                415,000
        Thrifts & Mortgage Finance -- 0.48%
         Sovereign Bancorp, Inc., 0.842%, 3/23/2010                                  500,000                461,435
         Sovereign Bank, 5.125%, 3/15/2013                                           100,000                 93,036

                                                                                                          5,636,726
      CAPITAL GOODS -- 5.06%
        Building Products -- 0.83%
         Owens Corning, Inc., 9.00%, 6/15/2019                                     1,000,000                969,974
        Industrial Conglomerates -- 1.85%
         General Electric Capital Corp., 0.749%, 6/20/2014                         1,000,000                849,389
         Smiths Group plc, 6.05%, 5/15/2014 (1)                                      500,000                487,505
         Tyco International Finance SA, 6.375%, 10/15/2011                           500,000                526,866
         Tyco International Finance SA, 8.50%, 1/15/2019                             250,000                277,195
        Machinery -- 1.56%
         Caterpillar Financial Services Corp., 5.85%, 9/1/2017                       750,000                763,648
         Caterpillar Financial Services Corp., 1.976%, 6/24/2011                     500,000                493,823
         Ingersoll-Rand Co., 9.50%, 4/15/2014                                        500,000                547,544
        Trading Companies & Distributors -- 0.82%
         Noble Group Ltd. Mtg, 8.50%, 5/30/2013 (1)                                1,000,000                950,000

                                                                                                          5,865,944
      CONSUMER SERVICES -- 0.43%
        Hotels, Restaurants & Leisure -- 0.43%
         TDIC Finance Ltd., 6.50%, 7/2/2014 (1), (2), (4)                            500,000                501,250

                                                                                                            501,250
      DIVERSIFIED FINANCIALS -- 7.34%
        Capital Markets -- 1.12%
         Goldman Sachs Group, Inc., 5.625%, 1/15/2017                                600,000                570,248
         Lehman Brothers Holdings, Inc., 5.625%, 1/24/2013 (3) +                     200,000                 30,250
         Morgan Stanley, 3.537%, 3/1/2013                                          1,000,000                696,075
        Consumer Finance -- 2.26%
         American Express Credit Corp., 5.875%, 5/2/2013                             500,000                496,485
         Capital One Bank, 8.80%, 7/15/2019                                          500,000                510,812
         North Fork Bancorp, Inc., 5.875%, 8/15/2012                               1,000,000                915,755
         SLM Corp., 6.00%, 12/15/2010                                              1,000,000                696,173
        Diversified Financial Services -- 3.96%
         Bank of America Corp., 7.40%, 1/15/2011                                     500,000                513,287
         Bank of America Corp., 7.375%, 5/15/2014                                  1,000,000              1,033,016
         Citicorp Series 1999-1 Class 2, 8.04%, 12/15/2019 (1)                       250,000                227,344
         Citigroup, Inc., 5.00%, 9/15/2014                                           750,000                628,738
         CME Group, Inc., 5.75%, 2/15/2014                                           250,000                266,604
         Export-Import Bank of Korea, 8.125%, 1/21/2014 (2)                          250,000                273,657
         Korea Development Bank, 5.30%, 1/17/2013 (2)                                200,000                197,420
         Korea Development Bank, 1.317%, 4/3/2010 (2)                                300,000                293,679
         MBNA Corp., 6.125%, 3/1/2013                                                305,000                309,359
         National Rural Utilities CFC, 10.375%, 11/1/2018 (5)                        500,000                626,911
         Textron Financial Corp., 0.791%, 2/25/2011                                  250,000                221,863

                                                                                                          8,507,676
      ENERGY -- 12.66%
        Energy Equipment & Services -- 1.42%
         Calfrac Holdings LP, 7.75%, 2/15/2015 (1)                                   600,000                516,000
         Nabors Industries, Inc., 9.25%, 1/15/2019 (1)                               500,000                576,488
         Smith International, Inc., 8.625%, 3/15/2014                                500,000                547,366
        Oil, Gas & Consumable Fuels -- 11.24%
         DCP Midstream LLC, 9.75%, 3/15/2019 (1)                                     500,000                557,371
         El Paso Corp., 7.75%, 6/15/2010                                              55,000                 55,065
         Enbridge Energy Partners LP, 9.875%, 3/1/2019                               250,000                289,832
         Energy Transfer Partners, 8.50%, 4/15/2014                                  500,000                560,825
         Entergy Gulf States, 6.00%, 5/1/2018                                        240,000                236,331
         Enterprise Products Operating LP, 9.75%, 1/31/2014                          250,000                287,377
         Enterprise Products Operating LP, 7.034%, 1/15/2068                         100,000                 73,750
         Forest Oil Corp., 8.50%, 2/15/2014 (1)                                      500,000                491,250
         Gaz Capital SA, 7.51%, 7/31/2013 (1), (2)                                 1,000,000                966,720
         Hess Corp., 8.125%, 2/15/2019                                               500,000                569,227
         Inergy LP/Inergy Finance Corp., 8.75%, 3/1/2015 (1)                         500,000                488,750
         Kinder Morgan Energy Partners, 9.00%, 2/1/2019                              250,000                284,346
         Maritimes & Northeast Pipeline LLC, 7.50%, 5/31/2014 (1)                  1,000,000                998,070
         NuStar Logistics, 7.65%, 4/15/2018                                        1,000,000                970,718
         Oneok Partners LP, 8.625%, 3/1/2019                                         500,000                559,193
         Petrobras International Finance Co., 7.875%, 3/15/2019 (6)                  500,000                545,000
         Petroleum Development Corp., 12.00%, 2/15/2018                              500,000                420,000
         Petroplus Finance Ltd., 6.75%, 5/1/2014 (1), (2)                          1,000,000                860,000
         Plains All American Pipeline, LP, 8.75%, 5/1/2019                         1,000,000              1,134,749
         Posco, 8.75%, 3/26/2014 (1), (2)                                            500,000                552,762
         Southwestern Energy Co., 7.50%, 2/1/2018 (1)                                500,000                480,000
         Sunoco Logistics Partners LP, 8.75%, 2/15/2014                              500,000                537,140
         Teppco Partners LP, 7.00%, 6/1/2067                                         500,000                375,305
         Trans-Canada Pipelines Ltd., 6.35%, 5/15/2067 (2)                           275,000                191,125
         Woodside Finance Ltd., 8.125%, 3/1/2014 (1), (2)                            500,000                538,159

                                                                                                         14,662,919
      FOOD, BEVERAGE & TOBACCO -- 4.34%
        Beverages -- 2.50%
         Anheuser Busch Cos., Inc., 4.70%, 4/15/2012                                 250,000                254,568
         Bacardi Ltd., 7.45%, 4/1/2014 (1)                                           500,000                533,506
         Bacardi Ltd., 8.20%, 4/1/2019 (1)                                           500,000                547,642
         Constellation Brands, Inc., 8.375%, 12/15/2014                              500,000                501,250
         Dr Pepper Snapple Group, Inc., 6.82%, 5/1/2018                            1,000,000              1,057,516
        Food Products -- 0.70%
         Bunge Ltd. Finance Co., 8.50%, 6/15/2019                                    500,000                522,826
         Bunge Ltd. Finance Co., 5.10%, 7/15/2015                                    321,000                294,347
        Tobacco -- 1.14%
         Altria Group, Inc., 9.70%, 11/10/2018                                       250,000                286,612
         Lorillard Tobacco Co, 8.125%, 6/23/2019                                   1,000,000              1,034,765

                                                                                                          5,033,032
      HEALTH CARE EQUIPMENT & SERVICES -- 0.81%
        Health Care Equipment & Supplies -- 0.45%
         Beckman Coulter, Inc., 6.00%, 6/1/2015                                      500,000                523,832
        Health Care Providers & Services -- 0.36%
         Alliance Imaging, Inc., 7.25%, 12/15/2012                                   175,000                169,750
         Alliance Imaging, Inc., 7.25%, 12/15/2012                                   250,000                242,500

                                                                                                            936,082
      INSURANCE -- 6.35%
        Insurance -- 6.35%
         Elm BV, 7.635%, 12/31/2049                                                1,000,000                432,830
         International Lease Finance Corp., 4.875%, 9/1/2010                       1,000,000                896,378
         Oil Insurance Ltd., 7.558%, 12/29/2049 (1)                                1,000,000                490,680
         Prudential Holdings LLC, 8.695%, 12/18/2023 (1)                             585,000                559,757
         QBE Insurance Group Ltd., 5.647%, 7/1/2023 (1)                              290,000                205,769
         QBE Insurance Group Ltd., 9.75%, 3/14/2014 (1), (2)                         668,000                724,777
         Swiss Re Capital I LP, 6.854%, 5/29/2049 (1), (2)                         4,000,000              2,201,600
         Torchmark, Inc., 9.25%, 6/15/2019                                         1,000,000              1,020,870
         Transatlantic Holdings, Inc., 5.75%, 12/14/2015                           1,000,000                826,276

                                                                                                          7,358,937
      MATERIALS -- 4.65%
        Chemicals -- 0.88%
         Chevron Phillips Chemical, 7.00%, 6/15/2014 (1)                           1,000,000              1,022,427
        Construction Materials -- 1.05%
         CRH America, Inc., 8.125%, 7/15/2018 (5)                                    750,000                722,030
         Martin Marietta Materials, Inc. LIBOR Floating Rate Note, 1.189%,
         4/30/2010                                                                   500,000                492,433
        Metals & Mining -- 1.82%
         Allegheny Technologies, Inc., 9.375%, 6/1/2019                            1,000,000              1,059,707
         Freeport-McMoRan Copper & Gold, Inc., 8.25%, 4/1/2015                       500,000                505,000
         RIO TINTO Alcan, Inc., 5.00%, 6/1/2015 (2)                                   50,000                 44,839
         Vedanta Resources, plc, 6.625%, 2/22/2010 (2)                               500,000                495,000
        Miscellaneous -- 0.47%
         Anglo American Capital, 9.375%, 4/8/2014 (1), (2)                           500,000                543,125
        Paper & Forest Products -- 0.43%
         International Paper Co., 7.40%, 6/15/2014                                   500,000                497,729

                                                                                                          5,382,290
      MEDIA -- 2.58%
        Media -- 2.58%
         CBS Corp., 8.20%, 5/15/2014                                                 500,000                512,729
         DIRECTV Holdings, 6.375%, 6/15/2015                                         900,000                832,500
         Time Warner Cable, Inc., 8.75%, 2/14/2019                                   250,000                291,235
         Time Warner Cable, Inc., 8.25%, 2/14/2014                                   250,000                280,224
         Time Warner Cable, Inc., 7.50%, 4/1/2014                                    500,000                550,798
         Washington Post Co., 7.25%, 2/1/2019                                        500,000                520,236

                                                                                                          2,987,722
      PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES -- 1.10%
        Biotechnology -- 0.88%
         Biogen Idec, Inc., 6.00%, 3/1/2013                                        1,000,000              1,023,335
        Pharmaceuticals -- 0.22%
         Axcan Intermediate Holdings, Inc., 12.75%, 3/1/2016                         250,000                253,125

                                                                                                          1,276,460
     REAL ESTATE -- 0.21%
        Real Estate Investment Trusts -- 0.21%
         HRPT Properties Trust, 1.224%, 3/16/2011                                    275,000                239,509
                                                                                                            239,509
      RETAILING -- 2.41%
        Internet & Catalog Retail -- 0.38%
         Ticketmaster, 10.75%, 8/1/2016 (1)                                          500,000                445,000
        Multiline Retail -- 0.25%
         Parkson Retail Group, 7.125%, 5/30/2012 (2)                                 300,000                285,375
        Specialty Retail -- 1.78%
         Ace Hardware Corp., 9.125%, 6/1/2016 (1)                                    750,000                736,875
         Best Buy, Inc., 6.75%, 7/15/2013                                            500,000                517,547
         Staples, Inc., 9.75%, 1/15/2014                                             250,000                279,233
         Staples, Inc., 7.75%, 4/1/2011                                              500,000                528,750

                                                                                                          2,792,780
      SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 1.55%
        Semiconductors & Semiconductor Equipment -- 1.55%
         KLA Instruments Corp., 6.90%, 5/1/2018                                    1,000,000                899,074
         National Semiconductor, 0.879%, 6/15/2010                                 1,000,000                900,067

                                                                                                          1,799,141
      TECHNOLOGY HARDWARE & EQUIPMENT -- 0.44%
        Communications Equipment -- 0.44%
         Motorola, Inc., 7.625%, 11/15/2010                                          500,000                508,691

                                                                                                            508,691
      TELECOMMUNICATION SERVICES -- 4.82%
        Diversified Telecommunication Services -- 3.95%
         Deutsche Telekom International Finance, 5.75%, 3/23/2016 (2)                315,000                322,517
         GC Impsat Holdings I plc, 9.875%, 2/15/2017 (1), (2)                        250,000                215,000
         Level 3 Financing, Inc., 9.25%, 11/1/2014                                   700,000                574,000
         Qwest Corp., 8.375%, 5/1/2016 (1)                                           500,000                482,500
         Telecom Italia Capital, 6.999%, 6/4/2018 (2)                                520,000                526,061
         Telecom Italia Capital, 1.717%, 7/18/2011 (2)                               550,000                525,625
         Telemar Norte Leste SA, 9.50%, 4/23/2019 (1), (2)                           500,000                544,375
         Vimpelcom, 8.25%, 5/23/2016 (1)                                             500,000                418,750
         Windstream Corp., 8.125%, 8/1/2013                                        1,000,000                967,500
        Wireless Telecommunication Services -- 0.87%
         Crown Castle International Corp., 9.00%, 1/15/2015                          500,000                508,750
         Digicel SA, 12.00%, 4/1/2014                                                500,000                497,500

                                                                                                          5,582,578
      TRANSPORTATION -- 1.47%
        Air Freight & Logistics -- 0.41%
         FedEx Corp., 8.76%, 5/22/2015                                               500,000                477,677
        Airlines -- 0.39%
         United Air Lines, Inc., 12.75%, 7/15/2012 (4), (6)                          500,000                450,350
        Road & Rail -- 0.67%
         Hertz Corp., 8.875%, 1/1/2014                                               300,000                276,000
         Ryder System, Inc., 7.20%, 9/1/2015                                         500,000                501,121

                                                                                                          1,705,148
      UTILITIES -- 12.99%
        Electric Utilities -- 5.46%
         Alabama Power Capital Trust V, 5.50%, 10/1/2042                             700,000                613,927
         Appalachian Power Co., 7.95%, 1/15/2020                                     500,000                576,490
         Aquila, Inc., 7.95%, 2/1/2011                                               500,000                517,381
         Arizona Public Service Co., 5.50%, 9/1/2035                                 370,000                283,515
         Arizona Public Services Co., 8.75%, 3/1/2019                                500,000                545,142
         Atlantic City Electric, 7.75%, 11/15/2018                                   250,000                295,297
         Commonwealth Edison, 6.15%, 3/15/2012                                       300,000                318,473
         Entergy Texas, Inc., 7.125%, 2/1/2019                                       500,000                521,252
         Illinois Power Co., 9.75%, 11/15/2018                                       500,000                575,656
         Kansas Gas & Electric Co., 6.70%, 6/15/2019 (1)                             500,000                525,096
         Metropolitan Edison, 7.70%, 1/15/2019                                       250,000                273,447
         Progress Energy, Inc., 6.05%, 3/15/2014                                     250,000                262,883
         Taqa Abu Dhabi National Energy Co., 7.25%, 8/1/2018 (1), (2)                500,000                499,273
         Taqa Abu Dhabi National Energy Co., 6.60%, 8/1/2013 (1), (2)                500,000                514,142
        Gas Utilities -- 1.40%
         Atmos Energy Corp., 8.50%, 3/15/2019                                        750,000                875,885
         Southern Union Co., 7.20%, 11/1/2066                                      1,100,000                748,000
        Independent Power Producers & Energy Traders -- 0.39%
         RRI Energy, Inc., 7.625%, 6/15/2014                                         500,000                457,500
        Multi-utilities -- 5.74%
         Amerenenergy Generating Co., 7.00%, 4/15/2018                             1,000,000                901,442
         Black Hills Corp., 9.00%, 5/15/2014                                         500,000                513,510
         DTE Energy Co., 7.625%, 5/15/2014                                         1,000,000              1,043,661
         Enogex LLC, 6.875%, 7/15/2014 (1)                                         1,000,000              1,002,784
         NiSource Finance Corp., 6.40%, 3/15/2018                                  1,130,000              1,036,767
         Sempra Energy, 9.80%, 12/1/2019                                             250,000                302,821
         Texas-New Mexico Power, 9.50%, 4/1/2019 (1)                               1,000,000              1,117,805
         Wisconsin Energy Corp., 6.25%, 5/15/2067                                  1,000,000                730,000

                                                                                                         15,052,149

    TOTAL CORPORATE BONDS (Cost $82,845,310)                                                             86,761,406

    CONVERTIBLE BONDS -- 5.37%
      COMMERCIAL & PROFESSIONAL SERVICES -- 0.38%
        Commercial Services & Supplies -- 0.38%
         Covanta Holding Corp., 1.00%, 2/1/2027                                      500,000                433,750

                                                                                                            433,750
      DIVERSIFIED FINANCIALS -- 0.21%
        Diversified Financial Services -- 0.21%
         KKR Financial Holdings LLC, 7.00%, 7/15/2012                                500,000                246,875

                                                                                                            246,875
      ENERGY -- 0.53%
        Oil, Gas & Consumable Fuels -- 0.53%
         Chesapeake Energy Corp., 2.25%, 12/15/2038                                1,000,000                613,750

                                                                                                            613,750
      FOOD & STAPLES RETAILING -- 0.51%
        Food & Staples Retailing -- 0.51%
         Rite Aid Corp., 8.50%, 5/15/2015                                            750,000                590,625

                                                                                                            590,625
      REAL ESTATE -- 1.25%
        Real Estate Investment Trusts -- 1.25%
         MPT Operating Partnership LP, 6.125%, 11/15/2011 (1)                      1,250,000                979,687
         Washington REIT, 3.875%, 9/15/2026                                          500,000                473,125

                                                                                                          1,452,812
      TELECOMMUNICATION SERVICES -- 2.49%
        Diversified Telecommunication Services -- 1.50%
         Global Crossing Ltd., 5.00%, 5/15/2011                                    1,000,000                872,500
         Level 3 Communications, Inc., 10.00%, 5/1/2011                              900,000                862,875
        Wireless Telecommunication Services -- 0.99%
         NII Holdings, Inc., 3.125%, 6/15/2012                                     1,500,000              1,153,125

                                                                                                          2,888,500

    TOTAL CONVERTIBLE BONDS (Cost $6,045,140)                                                             6,226,312

    MUNICIPAL BONDS -- 3.86%
         Anaheim California Public Financing Authority, 5.486%, 9/1/2020           1,000,000                827,890
         Louisiana Public Facilities Authority Revenue (Black & Gold
         Facilities Project C), 5.15%, 4/1/2012                                      255,000                247,842
         Michigan Higher Education Student Loan Authority, 3.95%, 3/1/2011           250,000                231,588
         Midwest Family Housing, 5.168%, 7/1/2016 (1)                              1,000,000                807,160
         Oakland California Redevelopment Agency, 8.00%, 9/1/2016                  1,000,000                990,520
         Ohio State Solid Waste (Republic Services Project), 4.25%, 4/1/2033         900,000                822,042
         Pennsylvania Economic Development Series A (Waste Management, Inc.
         Project), 4.70%, 11/1/2021                                                  600,000                538,626

    TOTAL MUNICIPAL BONDS (Cost $4,468,485)                                                               4,465,668

    U.S. GOVERNMENT AGENCIES -- 0.01%
         Federal National Mtg Association, 6.50%, 3/25/2024                           15,450                 16,355

    TOTAL U.S. GOVERNMENT AGENCIES (Cost $15,521)                                                            16,355

    U.S. TREASURY SECURITIES -- 1.10%
         United States Treasury Notes, 3.375%, 11/30/2012                            300,000                315,937
         United States Treasury Notes, 4.25%, 11/15/2017                             900,000                954,844

    TOTAL U.S. TREASURY SECURITIES (Cost $1,204,443)                                                      1,270,781

    FOREIGN BONDS -- 2.16%
      CONSUMER SERVICES -- 0.66%
        Hotels, Restaurants & Leisure -- 0.66%
         FU JI Food (HKD), 0%, 10/10/2018 (6)                                      7,000,000                763,465

                                                                                                            763,465
      ENERGY -- 0.13%
        Oil, Gas & Consumable Fuels -- 0.13%
         OAO Gazprom (RUB), 7.25%, 2/22/2010                                       5,000,000                153,197

                                                                                                            153,197
      MISCELLANEOUS -- 1.37%
        Miscellaneous -- 1.37%
         Regional Muni of York (CAD), 5.00%, 4/29/2019                               500,000                439,204
         Republic of Brazil (BRL), 12.50%, 1/5/2016                                2,025,000              1,147,103

                                                                                                          1,586,307

    TOTAL FOREIGN BONDS (Cost $2,590,761)                                                                 2,502,969

    OTHER SECURITIES -- 0.99%
        Loan Participations -- 0.99%
         Fairpoint Communications, Inc. Term Loan B, 5.75%, 3/8/2015                 997,519                742,154
         Global Crossing Ltd., 7.188%, 5/9/2012                                      498,728                400,229

                                                                                                          1,142,383

    TOTAL OTHER SECURITIES (Cost $1,182,104)                                                              1,142,383

    SHORT TERM INVESTMENTS -- 2.33%
         Vodafone Group plc, 0.45%, 7/1/2009                                       2,700,000              2,700,000

    TOTAL SHORT TERM INVESTMENTS (Cost $2,700,000)                                                        2,700,000


    TOTAL INVESTMENTS -- 99.85% (Cost $116,012,552)                                               $     115,675,374


    OTHER ASSETS LESS LIABILITIES -- 0.15%                                                                  176,054


    NET ASSETS -- 100.00%                                                                         $     115,851,428

 Footnote Legend
+ Non-income producing

(1) Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2009, the aggregate value of these securities in the Fund's portfolio was $25,981,827, representing 22.43% of the Fund's net assets.

(2) Yankee Bond-Denominated in U.S. dollars and is publicly issued in the U.S. by foreign banks and corporations.

(3) Bond in default.

(4) When-issued security.

(5) Segregated as collateral for a when-issued security.

(6) Security currently fair valued by the valuation and pricing committee using procedures approved by the Trustees.

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ARM        Adjustable Rate Mortgage
BRL        Denominated in Brazilian Dollars
CAD        Denominated in Canadian Dollars
HKD        Denominated in Hong Kong Dollars
LIBOR      London Interbank Offered Rate
Mtg        Mortgage
Pfd        Preferred Stock
REIT       Real Estate Investment Trust
RUB        Denominated in Russian Rubles

Notes to Schedule of Investments:

Valuation of Investments: Portfolio securities listed or traded on a national securities exchange are valued on the valuation date at the last reported sale price on the exchange that is the primary market for the security. Portfolio securities traded on an exchange for which there has been no sale that day and other equity securities traded in the over-the-counter market are valued at the mean between the last reported bid and asked prices. Portfolio securities reported by NASDAQ are valued at the NASDAQ official closing price. Any foreign security traded on exchanges outside the United States is valued at the price of the security on the exchange that is normally the security's primary market, as of the close of that exchange preceding the time of the Fund's valuation.

Any debt obligations held by the Fund have a primary market over the counter and are valued by an independent pricing service approved by the Trustees of the Trust. The pricing service ordinarily values debt obligations at quoted bid prices. When quotations are not available, debt obligations held by the Fund are valued at evaluated prices determined by the pricing service using methods which include consideration of yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity, and rating, and indications as to value from dealers and general market conditions. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

Quotations in foreign currencies for foreign portfolio investments are converted to U.S. dollar equivalents using the foreign exchange quotation in effect at the time of valuation.

In any case where the market value of an equity security held by the Fund is not readily available, the Trust's valuation and pricing committee determines a fair value for the security using procedures approved by the Trustees, which may include the use of prices obtained from an independent pricing service. The pricing service ordinarily values equity securities in these instances, using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures and index data and other data. A security's market value is deemed not readily available whenever the exchange or market on which the security is primarily traded is closed for the entire scheduled day of trading. Additionally, a security's market value may be deemed not readily available under other circumstances identified by the Trustees, including when developments occurring after the most recent close of the security's primary exchange or market, but before the most recent close of trading in Fund shares, create a serious question about the reliability of the security's market value.

In any case where a pricing service fails to provide a price for a debt obligation held by the Fund, the valuation and pricing committee determines a fair value for the debt obligation using procedures approved by the Trustees. Additionally, in any case where management believes that a price provided by a pricing service for a debt obligation held by the Fund may be unreliable, the valuation and pricing committee decides whether or not to use the pricing service's valuation or to determine a fair value for the debt obligation.

In determining fair value for any portfolio security or other investment, the valuation and pricing committee seeks to determine the amount that an owner of the investment might reasonably expect to receive upon a sale of the investment. However, because fair value prices are estimated prices, the valuation and pricing committee's determination of fair value for an investment may differ from the value that would be realized by the Fund upon a sale of the investment, and that difference could be material to the Fund's financial statements. The valuation and pricing committee's determination of fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation Measurements: Various inputs are used in determining the value of the Fundis investments. These inputs are summarized in the three levels listed below.

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment rates, credit risk, etc.)

Level 3: Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table displays a summary of the inputs used to value the Fund's net assets as of June 30, 2009. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

Investments in Securities                      Total             Level 1             Level 2           Level 3

    Common Stock                       $      6,603,425   $      6,603,425      $           --     $          --
    Preferred Stock                           1,345,725            565,725             780,000                --
    Asset Backed Securities                   2,640,350                 --           2,640,350                --
    Corporate Bonds                          86,761,406                 --          86,761,406                --
    Convertible Bonds                         6,226,312                 --           6,226,312                --
    Municipal Bonds                           4,465,668                 --           4,465,668                --
    U.S. Government Agencies                     16,355                 --              16,355                --
    U.S. Treasury Securities                  1,270,781          1,270,781                  --                --
    Foreign Bonds                             2,502,969                 --           2,502,969                --
    Other Securities                          1,142,383                 --           1,142,383                --
    Short Term Investments                    2,700,000                 --           2,700,000                --

Total Investments in Securities        $    115,675,374   $      8,439,931      $  107,235,443     $          --

Other Financial Instruments

    Forward Currency                   $       (44,798)   $             --      $      (44,798)    $          --

Total Other Financial Instruments      $       (44,798)   $             --      $      (44,798)    $          --

Financial Instruments Not Specified in Schedule of Investments: As of the date of this report, June 30, 2009, the Fund was a party to currency forward exchange contracts not specified in the foregoing Schedule of Investments for the Fund. A forward exchange contract is an agreement between two parties to exchange different currencies at a specified rate at an agreed upon future date. In each case these contracts were purchased in conjunction with foreign securities transactions, in order to minimize the risk to the Fund with respect to its foreign securities transactions from adverse changes in the relationship between the U.S. dollar and foreign currencies. These contracts may involve risks in addition to the risks associated with the Fund's investments shown in the Schedule of Investments, including the possible inability of counterparties to meet the terms of their contracts, future movements in currency value and interest rates and contract positions that are not exact offsets. The Fund's positions in these instruments are set out below as of June 30, 2009, and the unrealized appreciation or (depreciation) shown for each contract reflects the difference between the forward exchange rates at June 30, 2009 and the forward exchange rates at the date of entry into the contract.

CONTRACTS TO BUY OR SELL:
                                       Contract         Contract        Value          Unrealized        Unrealized
Contract Description       Buy/Sell     Amount         Value Date       (USD)         Appreciation     (Depreciation)

Euro Dollar                  Sell      1,005,000        8/19/2009    $1,365,041       $          -     $     (44,798)

Total unrealized appreciation (depreciation) from forward exchange contracts          $          -     $     (44,798)

Other Notes:
Information respecting the Fund's significant accounting policies is provided in the Fund's most recent Semi-Annual Report.

Item 2. Controls and Procedures

(a) The principal executive officer and the principal financial officer have concluded that the Thornburg Investment Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.


Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are filed and attached hereto as Exhibit 99.CERT.


                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Thornburg Investment Trust

By:      /s/ Brian J. McMahon

         Brian J. McMahon

         President and principal executive officer

         Date:    August 27, 2009


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:      /s/ Brian J. McMahon

         Brian J. McMahon

         President and principal executive officer

         Date:    August 27, 2009

By:      /s/ George T. Strickland

         George T. Strickland

         Treasurer and principal financial officer

         Date:    August 27, 2009